                            N-30D Table of Contents


SSgA Fund Name                                                       N-30D page
--------------                                                       ----------

S&P 500 Index Fund  . . . . . . . . . . . . . . . . . . . . . . .         2
Matrix Equity Fund  . . . . . . . . . . . . . . . . . . . . . . .        28
Small Cap Fund  . . . . . . . . . . . . . . . . . . . . . . . . .        48
Active International Fund . . . . . . . . . . . . . . . . . . . .        69
Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . .        98
Growth and Income Fund  . . . . . . . . . . . . . . . . . . . . .       129
Intermediate Fund . . . . . . . . . . . . . . . . . . . . . . . .       148
US Government Money Market Fund . . . . . . . . . . . . . . . . .       168
Bond Market Fund  . . . . . . . . . . . . . . . . . . . . . . . .       185
Yield Plus Fund . . . . . . . . . . . . . . . . . . . . . . . . .       206
Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . .       225
US Treasury Money Market Fund . . . . . . . . . . . . . . . . . .       244
Prime Money Market Fund . . . . . . . . . . . . . . . . . . . . .       262
Tax Free Money Market Fund  . . . . . . . . . . . . . . . . . . .       280
Life Solutions Funds  . . . . . . . . . . . . . . . . . . . . . .       304

                                    SSgA-SM- FUNDS

                                  S&P 500 INDEX FUND

                                    Annual Report
                                   August 31, 1997


                                   Table of Contents

                                                                          Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . .    4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . . . .    6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . .    8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .    9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . .   21

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . .   22

Tax Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   27

Fund Management and Service Providers. . . . . . . . . . . . . . . . . .   28



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA S&P 500 INDEX FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS



DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1997. Over the past year, the Funds have grown to include seventeen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the S&P 500 Index Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds opened three additional funds in fiscal 1997. These three asset allocation funds, called Life Solutions Funds, were opened on July 1, 1997. Each Life Solutions Fund seeks to achieve its investment objective by diversifying its assets in shares of certain Funds of the Investment Company, referred to as Underlying Funds.

The Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.

The Life Solutions Balanced Fund seeks a balance of growth of capital and income.

The Life Solutions Growth Fund seeks long-term growth of capital.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA Matrix Fund and the SSgA Small Cap Fund achieved five year track records. We are proud of our long-term record and look forward to having additional funds complete their five year anniversary.

SSGA is strategically growing by continuing to build an organization that delivers comprehensive services striving to meet your investment requirements. In an effort to compete in this ever-changing complex world, we focus on our expertise, our knowledge and our commitment to better serve your investment needs.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA S&P 500 INDEX FUND

MANAGEMENT OF THE FUNDS





                                 Nicholas A. Lopardo
                         Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Mr. James May, Assistant Vice President, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA S&P 500 Index Fund since May 1995. Mr. May has been a portfolio manager in the US Structured Products Group of State Street since January 1994. He served as an Investment Support Analyst in the US Passive Services Group from 1991 to 1993. He holds a BS in Finance from Bentley College and an MBA from Boston College. There are four other portfolio managers working with Mr. May.



                                                                Annual Report  5

SSgA S&P 500 INDEX FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS



OBJECTIVE:   To replicate the total return of the S&P 500 Index.

INVESTS IN:  Equity securities.

STRATEGY:    The Fund's holdings are composed of the 500 stocks in the S&P 500
Index. The Index is designed to capture the price performance of a large cross-section of the US publicly traded stock market.


                                    [GRAPH]

DATES            S&P 500 INDEX FUND        S&P 500-Registered Trademark- INDEX**
Inception*                  $10,000                                      $10,000
    1993                    $10,806                                      $10,842
    1994                    $11,377                                      $11,435
    1995                    $13,779                                      $13,887
    1996                    $16,323                                      $16,488
    1997                    $22,901                                      $23,191
--------------------------------------------------------------------------------

Total                       $85,186                                      $85,843
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


SSgA
  S&P 500 INDEX FUND

Period Ended    Growth of        Total
  08/31/97       $10,000         Return
------------   ------------   ------------
1 Year          $  14,030        40.30%
Inception       $  22,901        19.43%+


STANDARD & POOR'S-Registered Trademark-
   500 COMPOSITE STOCK PRICE INDEX

Period Ended    Growth of        Total
  08/31/97       $10,000         Return
------------   ------------   ------------
1 Year          $  14,065        40.65%
Inception       $  23,191        19.75%+

SEE RELATED NOTES ON THE FOLLOWING PAGE.


PERFORMANCE REVIEW

The SSgA S&P 500 Index Fund seeks to replicate the total return of the S&P 500 Index. To accomplish this, the Fund utilizes a full replication approach. With this strategy, the Fund seeks to hold each security in the S&P 500 Index in the same capitalization weight as it appears in the Index.

The Fund closed the fiscal year with a 40.30% return, which closely mirrors the S&P 500 Index return of 40.65%. The full replication approach allows the Fund's performance to be very similar to the performance of the Index. The Fund's slight deviation from the benchmark return is attributable principally to the payment of Fund operating expenses. Index results do not reflect fees or expenses of any kind.


6  Annual Report

SSgA S&P 500 INDEX FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


PORTFOLIO HIGHLIGHTS

The 500 stocks of the S&P 500 Index represent approximately 77% of the market value of all US common stocks. Standard and Poor's Corporation chooses the 500 stocks to capture the price performance of a large cross-section of the US publicly traded stock market. The Index is also structured to approximate the general distribution of industries in the US economy and does not necessarily represent the 500 largest companies.

The large capitalization rally that began in late 1994 and early 1995 has developed into one of the most remarkable rallies in the US equity market history. Well-known blue chip stocks continue to lead the rally through 1997. The blue chip stocks powered the S&P 500 Index returns over the past fiscal year just as they did in 1996.

The past year was another record setting year. The month of July 1997 brought the largest one month gain, 7.96%, in S&P 500 Index history. The Index continued to post new closing highs throughout the year. Total capitalization of the S&P 500 is now more than $7 trillion.

Low unemployment figures combined with low inflation and moderate economic growth have been the driving force behind the past performance of the US equity markets.

However, the fear of inflation and an overheating economy add volatility to the market.

The Manager believes the Fund has successfully fulfilled its investment objective, to closely match the return of the S&P 500 Index.

TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)                AUGUST 31, 1997

General Electric Co.                                    2.8%
Microsoft Corp.                                         2.1
Exxon Corp.                                             2.1
Intel Corp.                                             2.0
Coca-Cola Co. (The)                                     1.9
Merck & Co., Inc.                                       1.5
Royal Dutch Petroleum Co. - ADR                         1.5
Philip Morris Cos., Inc.                                1.4
International Business Machines Corp.                   1.4
Procter & Gamble Co.                                    1.2


                                 --------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

   * The Fund commenced operations on December 30, 1992. Index comparison began December 31, 1992.

  ** The Standard & Poor's-Registered Trademark- 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

   + Annualized.

"Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-",
"S&P 500-Registered Trademark-", "Standard & Poor's 500" and "500" are trademarks of Standard & Poor's Corporation and have been licensed for use by The SSgA Fund. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of the SSgA Funds:

We have audited the accompanying statement of assets and liabilities and statement of net assets of SSgA S&P 500 Index Fund (formerly The Seven Seas Series S&P 500 Index Fund)(the "Fund"), as of August 31, 1997, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the four fiscal years in the period then ended and for the period December 30, 1992 (commencement of operations) to August 31, 1993. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1997, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the three fiscal years in the period then ended, and the financial highlights for each of the four fiscal years in the period then ended and for the period December 30, 1992 (commencement of operations) to August 31, 1993 in conformity with generally accepted accounting principles.


Boston, Massachusetts             /s/ COOPERS & LYBRAND L.L.P.
October 7, 1997


8  Annual Report

SSgA
S&P 500 INDEX FUND

                                                         STATEMENT OF NET ASSETS
                                                                 August 31, 1997


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

COMMON STOCKS - 93.9%
BASIC INDUSTRIES - 5.6%
Air Products & Chemicals, Inc.                           19,200     $    1,566
Alcan Aluminum, Ltd.                                     39,000          1,363
Allegheny Teldyne, Inc.                                  32,077            990
Aluminum Co. of America                                  30,400          2,500
ARMCO, Inc. (a)                                          17,100            102
ASARCO, Inc.                                              6,600            203
Barrick Gold Corp.                                       65,400          1,488
Battle Mountain Gold Co.                                 46,500            264
Bemis Co., Inc.                                           8,800            387
Bethlehem Steel Corp. (a)                                22,600            271
Boise Cascade Corp.                                       7,900            313
Champion International Corp.                             17,300          1,024
Cincinnati Milacron, Inc.                                 8,000            206
Crown Cork & Seal Co., Inc.                              22,900          1,165
Cyprus Amax Minerals Co.                                 15,700            396
Dow Chemical Co.                                         40,800          3,611
du Pont (E.I.) de Nemours & Co.                         198,200         12,350
Eastman Chemical Co.                                     14,225            851
Echo Bay Mines, Ltd.                                     21,400            108
Engelhard Corp.                                          24,125            504
FMC Corp. (a)                                             6,300            523
Freeport McMoRan Copper & Gold, Inc. Class B             35,600            997
Goodrich (B.F.) Co.                                       9,000            379
Great Lakes Chemical Corp.                                9,800            456
Hercules, Inc.                                           17,400            899
Homestake Mining Co.                                     24,600            344
Illinois Tool Works, Inc.                                44,100          2,133
Inco, Ltd.                                               28,300            766
Inland Steel Industries, Inc.                             8,400            177
International Paper Co.                                  52,672          2,778
Kimberly-Clark Corp.                                     97,536          4,627
Mead Corp.                                                8,800            624
Minnesota Mining & Manufacturing Co.                     73,200          6,579
Monsanto Co.                                            103,700          4,556
Morton International, Inc.                               26,200            871
Nalco Chemical Co.                                       11,300            452
Newmont Mining Corp.                                     28,367          1,200
Nucor Corp.                                              15,700            890
Owens-Illinois, Inc. (a)                                 25,200            877
Phelps Dodge Corp.                                       10,500            845
Placer Dome, Inc.                                        40,800            678
Potlatch Corp.                                            4,500            210
PPG Industries, Inc.                                     31,900          2,010
Praxair, Inc.                                            26,900          1,437
Reynolds Metals Co.                                      12,500            884
Rohm & Haas Co.                                          11,000          1,054
Sigma Aldrich Corp.                                      18,500            604
Stone Container Corp.                                    15,500            267
Temple-Inland, Inc.                                       9,900            639
Union Camp Corp.                                         11,700            694
Union Carbide Corp.                                      21,300          1,093
USX-U.S. Steel Group                                     14,200            499
Westvaco Corp.                                           18,800            637
Willamette Industries, Inc.                              10,000            798
Worthington Industries, Inc.                             16,600            307
                                                                    ----------

                                                                        72,446
                                                                    ----------

CAPITAL GOODS - 5.1%
Aeroquip-Vickers, Inc.                                    4,600            257
Ball Corp.                                                4,500            148
Boston Scientific Corp. (a)                              33,700          2,376
Briggs & Stratton Corp.                                   4,500            217
Browning-Ferris Industries, Inc.                         38,000          1,328
Case Corp.                                               13,500            905
Caterpillar, Inc.                                        66,900          3,884
Cooper Industries, Inc.                                  20,200          1,077
Crane Co.                                                 7,700            340
Cummins Engine Co., Inc.                                  6,600            508
Deere & Co.                                              44,800          2,509
Dover Corp.                                              19,100          1,319
DSC Communications Corp. (a)                             19,700            573
Emerson Electric Co.                                     77,600          4,244
Fluor Corp.                                              14,300            803
Foster Wheeler Corp.                                      6,700            306


                                                                Annual Report  9

SSgA
S&P 500 INDEX FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

General Electric Co.                                    574,900     $   35,931
General Signal Corp.                                      8,200            356
Grainger (W.W.), Inc.                                     8,800            782
Harnischfeger Industries, Inc.                            8,300            333
Ingersoll-Rand Co.                                       18,800          1,130
ITT Industries, Inc.                                     21,100            665
Johnson Controls, Inc.                                   15,100            720
Millipore Corp.                                           7,000            346
NACCO Industries, Inc. Class A                            1,600            138
National Service Industries, Inc.                         7,200            319
Pall Corp.                                               21,100            500
Parker-Hannifin Corp.                                    13,300            855
Raychem Corp.                                             7,500            698
Timken Co.                                               11,900            445
Westinghouse Electric Corp.                             111,200          2,863
                                                                    ----------

                                                                        66,875
                                                                    ----------

CONSUMER BASICS - 19.7%
Abbott Laboratories                                     136,000          8,152
Albertson's, Inc.                                        43,200          1,485
Allergan, Inc.                                           11,000            356
ALZA Corp. (a)                                           14,200            412
American Home Products Corp.                            113,200          8,150
American Stores Co.                                      49,000          1,161
Amgen, Inc. (a)                                          46,500          2,302
Archer-Daniels-Midland Co.                               96,236          2,081
Bard (C.R.), Inc.                                         9,500            328
Bausch & Lomb, Inc.                                      10,500            431
Baxter International, Inc.                               49,000          2,606
Becton, Dickinson & Co.                                  21,200          1,016
Beverly Enterprises, Inc. (a)                            16,600            271
Biomet, Inc.                                             19,200            396
Black & Decker Corp.                                     16,000            613
Bristol-Myers Squibb Co.                                175,500         13,338
Campbell Soup Co.                                        81,300          3,770
Cardinal Health, Inc.                                    18,700          1,239
Clorox Co.                                                9,300          1,221
Coca-Cola Co. (The)                                     434,600         24,908
Colgate-Palmolive Co.                                    51,000          3,200
Columbia/HCA Healthcare Corp.                           116,932          3,691
ConAgra, Inc.                                            42,600          2,740
Corning, Inc.                                            39,700          2,099
CPC International, Inc.                                  25,200          2,246
CVS Corp.                                                28,700          1,618
Fleming Cos., Inc.                                        6,800            128
Fort James Corp.                                         34,800          1,462
General Mills, Inc.                                      28,600          1,834
Giant Food, Inc. Class A                                 10,000            325
Gillette Co.                                             97,900          8,107
Great Atlantic & Pacific Tea Co., Inc.                    5,600            140
HEALTHSOUTH Corp. (a)                                    59,300          1,479
Heinz (H.J.) Co.                                         64,350          2,679
Hershey Foods Corp.                                      26,300          1,404
Humana, Inc. (a)                                         27,300            643
Johnson & Johnson                                       233,800         13,254
Kellogg Co.                                              73,000          3,267
Kroger Co. (a)                                           45,800          1,380
Lilly (Eli) & Co.                                        97,400         10,190
Mallinckrodt, Inc.                                       12,100            440
Manor Care, Inc.                                         12,000            370
Medtronic, Inc.                                          42,200          3,814
Merck & Co., Inc.                                       211,700         19,437
PepsiCo, Inc.                                           268,800          9,677
Pfizer, Inc.                                            226,700         12,554
Pharmacia & Upjohn, Inc.                                 88,825          3,026
Philip Morris Cos., Inc.                                426,000         18,584
Pioneer Hi-Bred International, Inc.                      14,700          1,260
Procter & Gamble Co.                                    118,800         15,808
Quaker Oats Co.                                          24,100          1,133
Ralston-Purina Group                                     18,300          1,647
Rubbermaid, Inc.                                         25,800            645
Sara Lee Corp.                                           84,300          3,393
Schering-Plough Corp.                                   128,000          6,144
Snap-On Tools Corp.                                      10,200            428
St. Jude Medical, Inc. (a)                               16,350            622


10  Annual Report

SSgA
S&P 500 INDEX FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Stanley Works                                            15,000     $      638
SYSCO Corp.                                              30,000          1,065
Tenet Healthcare Corp. (a)                               51,900          1,414
Tupperware Corp.                                         10,500            352
U.S. Surgical Corp.                                      12,000            395
Unilever NV                                              27,900          5,615
United Healthcare Corp.                                  31,900          1,551
UST Corp.                                                31,300            904
W. R. Grace & Co.                                        12,500            860
Warner-Lambert Co.                                       47,500          6,035
Whitman Corp.                                            17,400            426
Winn-Dixie Stores, Inc.                                  25,200            849
Wrigley (Wm.), Jr. Co.                                   20,700          1,501
                                                                    ----------

                                                                       256,709
                                                                    ----------

CONSUMER DURABLES - 2.3%
AutoZone Inc. (a)                                        27,200            768
Chrysler Corp.                                          120,000          4,215
Cooper Tire & Rubber Co.                                 12,700            319
Dana Corp.                                               18,500            852
Eaton Corp.                                              13,100          1,180
Echlin, Inc.                                             10,500            389
Fleetwood Enterprises, Inc.                               5,400            168
Ford Motor Co.                                          213,900          9,198
General Motors Corp.                                    127,400          7,994
Genuine Parts Co.                                        30,650            946
Goodyear Tire & Rubber Co.                               26,700          1,645
Maytag Corp.                                             16,800            461
PACCAR, Inc.                                             12,990            616
Whirlpool Corp.                                          14,000            802
                                                                    ----------

                                                                        29,553
                                                                    ----------

CONSUMER NON-DURABLES - 5.6%
Alberto Culver Co. Class B                                9,200            269
Anheuser-Busch Cos., Inc.                                87,000          3,708
Avon Products, Inc.                                      22,900          1,467
Brown-Forman Distillers, Inc. Class B                    11,600            560
Brunswick Corp.                                          16,500            503
Charming Shoppes, Inc. (a)                               15,100             91
Circuit City Stores, Inc.                                18,100            645
Coors (Adolph) Co. Class B                                7,100            262
Costco Companies, Inc. (a)                               38,100          1,372
Dayton Hudson Corp.                                      38,100          2,172
Dillard's, Inc. Class A                                  19,000            760
Eastman Kodak Co.                                        57,700          3,772
Federated Department Stores, Inc. (a)                    37,300          1,567
Fruit of the Loom, Inc. Class A (a)                      12,600            337
Gap, Inc.                                                48,500          2,155
Hasbro, Inc.                                             21,600            581
Home Depot, Inc. (The)                                  127,399          6,012
Ikon Office Solutions, Inc.                              23,200            603
International Flavors & Fragrances, Inc.                 19,000            971
Jostens, Inc.                                             6,014            145
Kmart Corp. (a)                                          87,200          1,210
Limited, Inc. (The)                                      47,727          1,086
Liz Claiborne, Inc.                                      12,500            557
Longs Drug Stores, Inc.                                   6,500            165
Lowe's Cos., Inc.                                        31,200          1,078
Mattel, Inc.                                             51,807          1,732
May Department Stores Co.                                40,700          2,190
Mercantile Stores, Inc.                                   6,200            387
Newell Co.                                               26,900          1,059
NIKE, Inc. Class B                                       50,500          2,695
Nordstrom, Inc.                                          13,500            790
(J.C.) Penney Co., Inc.                                  43,300          2,598
Pep Boys - Manny, Moe & Jack                              9,600            254
Polaroid Corp.                                            7,400            391
Reebok International, Ltd.                                9,300            409
Rite Aid Corp.                                           22,400          1,121
Russell Corp.                                             6,000            171
Seagram Co., Ltd.                                        65,100          2,274
Sears Roebuck & Co.                                      68,600          3,893


                                                               Annual Report  11

SSgA
S&P 500 INDEX FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Springs Industries, Inc.                                  3,300     $      155
Stride Rite Corp.                                         7,100             84
SuperValu, Inc.                                          10,700            420
TJX Cos., Inc.                                           26,200            721
Toys "R" Us, Inc. (a)                                    50,800          1,756
V.F. Corp.                                               11,000            972
Wal-Mart Stores, Inc.                                   397,600         14,115
Walgreen Co.                                             86,400          2,327
Woolworth Corp. (a)                                      24,800            555
                                                                    ----------

                                                                        73,117
                                                                    ----------

CONSUMER SERVICES - 2.1%
AMR Corp. (a)                                            16,200          1,632
Darden Restaurants, Inc.                                 26,800            270
Delta Air Lines, Inc.                                    13,400          1,159
Disney (Walt) Co.                                       118,462          9,099
Harrah's Entertainment, Inc. (a)                         17,300            388
HFS, Inc. (a)                                            27,200          1,515
Hilton Hotels Corp.                                      43,800          1,344
ITT Corp. New (a)                                        20,800          1,307
King World Productions, Inc.                              6,300            250
Marriot International, Inc.                              22,600          1,504
McDonald's Corp.                                        119,900          5,673
Mirage Resorts, Inc. (a)                                 32,300            866
Southwest Airlines Co.                                   26,300            736
USAirways Group, Inc. (a)                                13,600            464
Wendy's International, Inc.                              24,000            578
                                                                    ----------

                                                                        26,785
                                                                    ----------

ENERGY - 8.5%
Amerada Hess Corp. NPV                                   16,800            977
Amoco Corp.                                              86,400          8,170
Anadarko Petroleum Corp.                                 10,900            800
Apache Corp.                                             16,500            655
Ashland, Inc.                                            13,400            672
Atlantic Richfield Co.                                   56,250          4,219
Baker Hughes, Inc.                                       29,600          1,254
Burlington Resources, Inc.                               21,200          1,073
Chevron Corp.                                           114,800          8,890
Dresser Industries, Inc.                                 30,300          1,265
Enserch Exploration, Inc. (a)                             5,100             46
Exxon Corp.                                             435,300         26,635
Halliburton Co.                                          44,900          2,144
Helmerich & Payne, Inc.                                   4,900            346
Kerr-McGee Corp.                                          8,700            541
Louisiana Land & Exploration Co.                          5,700            436
McDermott International, Inc.                            10,800            348
Mobil Corp.                                             138,000         10,040
Occidental Petroleum Corp.                               56,600          1,327
Oryx Energy Co. (a)                                      17,600            465
Pennzoil Co.                                              7,800            602
Phillips Petroleum Co.                                   45,600          2,169
Rowan Cos., Inc. (a)                                     14,000            418
Royal Dutch Petroleum Co. - ADR                         376,100         19,087
Schlumberger, Ltd.                                       85,900          6,545
Sun Co., Inc.                                            14,155            550
Texaco, Inc.                                             45,900          5,290
Union Pacific Resources Group, Inc.                      44,918          1,123
Unocal Corp.                                             43,400          1,695
USX-Marathon Group                                       50,800          1,654
Western Atlas, Inc. (a)                                   9,500            753
                                                                    ----------

                                                                       110,189
                                                                    ----------

FINANCE - 15.1%
Aetna, Inc.                                              26,502          2,529
Ahmanson (H.F.) & Co.                                    17,300            878
Allstate Corp.                                           76,694          5,603
American Express Co.                                     82,700          6,430
American General Corp.                                   43,387          2,091
American International Group, Inc.                      122,925         11,601
AON Corp.                                                28,700          1,462
Banc One Corp.                                          100,072          5,366
Bank of New York Co., Inc.                               68,100          3,039


12  Annual Report

SSgA
S&P 500 INDEX FUND
                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

BankAmerica Corp.                                       124,700     $    8,207
BankBoston Corp.                                         26,300          2,186
Bankers Trust New York Corp.                             13,300          1,380
Barnett Banks, Inc.                                      34,200          2,330
Beneficial Corp.                                          8,900            637
Chase Manhattan Corp.                                    75,764          8,424
Chubb Corp. (The)                                        30,200          2,020
CIGNA Corp.                                              13,000          2,384
Citicorp                                                 80,800         10,312
Comerica, Inc.                                           18,000          1,275
Conseco, Inc.                                            31,200          1,342
CoreStates Financial Corp.                               35,735          2,198
Countrywide Credit Industries, Inc.                      17,800            600
Equifax, Inc.                                            26,000            765
Federal Home Loan Mortgage Corp.                        121,400          3,953
Federal National Mortgage Association                   186,500          8,206
Fifth Third Bancorp                                      28,400          1,654
First Chicago NBD Corp.                                  54,548          3,914
First Union Corp.                                       100,050          4,809
Fleet Financial Group, Inc.                              45,875          2,956
General Re Corp.                                         14,300          2,772
Golden West Financial Corp.                              10,300            848
Green Tree Financial Corp.                               24,500          1,076
Hartford Financial Services Group (The), Inc.            20,300          1,619
Household International Corp.                            18,400          2,041
Huntington Bancshares, Inc.                              29,100            938
Jefferson-Pilot Corp.                                    13,250            922
KeyCorp                                                  39,499          2,395
Lincoln National Corp.                                   17,500          1,171
Loews Corp.                                              19,900          2,029
Marsh & McLennan Cos., Inc.                              29,800          2,034
MBIA, Inc.                                                7,400            838
MBNA Corp.                                               58,637          2,254
Mellon Bank Corp.                                        45,500          2,190
Merrill Lynch & Co., Inc.                                58,100          3,573
MGIC Investment Corp.                                    20,100          1,011
Morgan (J.P.) & Co., Inc.                                32,200          3,453
Morgan Stanley, Dean Witter, Discover and Co.            99,756          4,801
National City Corp.                                      37,900          2,141
NationsBank Corp.                                       128,340          7,620
Norwest Corp.                                            65,300          3,751
PNC Bank Corp.                                           57,500          2,487
Progressive Corp.                                        13,100          1,297
Providian Financial Corp.                                15,700            585
Republic New York Corp.                                   9,700          1,038
SAFECO Corp.                                             22,200          1,086
Salomon, Inc.                                            18,300          1,096
Schwab (Charles) Corp.                                   30,200          1,282
St. Paul Cos., Inc.                                      14,800          1,086
State Street Corp.                                       29,300          1,461
SunAmerica, Inc.                                         23,600          1,271
SunTrust Banks, Inc.                                     38,700          2,419
Torchmark Corp.                                          23,600            889
Transamerica Financial Corp.                             11,900          1,173
Travelers, Inc.                                         112,784          7,162
U.S. Bancorp of Oregon                                   42,739          3,742
UNUM Corp.                                               24,500          1,011
USF&G Corp.                                              19,400            426
Wachovia Corp.                                           27,800          1,730
Washington Mutual, Inc.                                  43,460          2,597
Wells Fargo & Co.                                        15,566          3,958
                                                                    ----------

                                                                       195,824
                                                                    ----------

GENERAL BUSINESS - 3.4%
American Greetings Corp. Class A                         12,500            433
Automatic Data Processing, Inc.                          51,400          2,342
Block (H&R) Co., Inc.                                    17,500            687
Clear Channel Communications, Inc.                       16,500          1,121
Comcast Corp. Special Class A                            63,600          1,487
Computer Sciences Corp. (a)                              12,900            959
CUC International, Inc. (a)                              71,400          1,678
Deluxe Corp.                                             13,800            455
Donnelley (R.R.) & Sons Co.                              24,900            970


                                                               Annual Report  13

SSgA
S&P 500 INDEX FUND
                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Dow Jones & Co., Inc.                                    16,200     $      694
Dun & Bradstreet Corp.                                   29,100            815
Ecolab, Inc.                                             10,900            491
First Data Corp.                                         78,500          3,223
Gannett Co., Inc.                                        24,800          2,416
Harcourt General, Inc.                                   12,500            594
Harland (John H.) Co.                                     4,400             87
Interpublic Group Cos., Inc.                             22,000          1,072
Knight-Ridder, Inc.                                      15,700            795
McGraw-Hill, Inc.                                        17,100          1,048
Meredith Corp.                                            8,400            252
Moore Corp., Ltd.                                        16,600            329
New York Times Co. Class A                               16,200            765
Safety-Kleen Corp.                                        9,200            186
SBC Communications, Inc.                                160,341          8,719
Service Corp. International                              42,800          1,370
Tele-Communications, Inc. Class A New (a)               114,400          1,995
Time Warner, Inc.                                        97,300          5,011
Times Mirror Co. Series A                                16,300            826
Tribune Co.                                              21,700          1,073
Viacom, Inc. Class B (a)                                 61,411          1,819
                                                                    ----------

                                                                        43,712
                                                                    ----------

MISCELLANEOUS - 0.7%
Cognizant Corp.                                          28,800          1,209
Fortune Brands, Inc.                                     35,700          1,227
Tenneco, Inc.                                            30,800          1,496
Tyco International, Ltd.                                 42,900          3,365
Waste Management, Inc.                                   79,400          2,541
                                                                    ----------

                                                                         9,838
                                                                    ----------

SHELTER - 0.5%
Armstrong World Industries, Inc.                          6,700            459
Centex Corp.                                              4,600            250
Georgia Pacific Corp.                                    16,200          1,478
Kaufman & Broad Home Corp.                                6,100            122
Louisiana Pacific Corp.                                  18,200            403
Masco Corp.                                              28,500          1,266
Owens-Corning Fiberglas Corp.                             8,700            353
Pulte Corp.                                               3,600            132
Sherwin-Williams Co.                                     29,500            809
Weyerhaeuser Co.                                         34,200          1,975
                                                                    ----------

                                                                         7,247
                                                                    ----------

TECHNOLOGY - 16.5%
3Com Corp. (a)                                           58,425          2,918
Adobe Systems, Inc.                                      12,400            487
Advanced Micro Devices, Inc. (a)                         24,500            917
AlliedSignal, Inc.                                       49,400          4,079
Amdahl Corp. (a)                                         20,400            251
AMP, Inc.                                                37,832          1,892
Andrew Corp. (a)                                         15,268            377
Apple Computer, Inc. (a)                                 20,900            455
Applied Materials, Inc. (a)                              31,300          2,954
Autodesk, Inc.                                            8,000            349
Avery Dennison Corp.                                     17,500            719
Bay Networks, Inc. (a)                                   33,900          1,199
Boeing Co.                                              174,376          9,493
Cabletron Systems, Inc. (a)                              28,300            856
Ceridian Corp. (a)                                       13,500            467
Cisco Systems, Inc. (a)                                 116,600          8,781
COMPAQ Computer Corp. (a)                               119,950          7,857
Computer Associates International, Inc.                  63,575          4,252
Data General Corp. (a)                                    9,300            334
Dell Computer Corp. (a)                                  58,400          4,792
Digital Equipment Corp. (a)                              26,300          1,131
EG&G, Inc.                                                7,700            164
EMC Corp. (a)                                            43,500          2,232
General Dynamics Corp.                                   10,900            868
Guidant Corp.                                            12,700          1,115
Harris Corp.                                              6,600            575
Hewlett-Packard Co.                                     177,300         10,871
Honeywell, Inc.                                          22,000          1,521


14  Annual Report

SSgA
S&P 500 INDEX FUND
                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Intel Corp.                                             287,200     $   26,404
International Business Machines Corp.                   174,200         17,572
Lockheed Martin Corp.                                    33,723          3,497
LSI Logic Corp. (a)                                      25,700            827
Lucent Technologies, Inc.                               111,768          8,704
Micron Technology, Inc. (a)                              36,100          1,609
Microsoft Corp. (a)                                     210,100         27,773
Motorola, Inc.                                          104,500          7,668
National Semiconductor Corp. (a)                         26,100            894
NextLevel Systems, Inc. (a)                              24,900            499
Northern Telecom, Ltd.                                   45,400          4,500
Northrop Grumman Corp.                                   11,700          1,370
Novell, Inc. (a)                                         67,000            626
Oracle Systems Corp. (a)                                171,337          6,521
Parametric Technology Corp. (a)                          21,900          1,013
Perkin-Elmer Corp.                                        7,300            540
Pitney Bowes, Inc.                                       25,100          1,917
Raytheon Co.                                             40,900          2,249
Rockwell International Corp.                             36,600          2,196
Scientific-Atlanta, Inc.                                 13,000            283
Seagate Technology (a)                                   43,500          1,661
Shared Medical Systems                                    3,700            181
Silicon Graphics, Inc. (a)                               31,600            867
Sun Microsystems, Inc. (a)                               64,500          3,088
Tandem Computers, Inc. (a)                               21,300            724
Tandy Corp.                                               9,500            631
Tektronix, Inc.                                           5,500            306
Tellabs, Inc. (a)                                        32,500          1,936
Texas Instruments, Inc.                                  33,500          3,806
Textron, Inc.                                            28,300          1,763
Thermo Electron Corp. (a)                                25,700          1,034
Thomas & Betts Corp.                                      8,900            498
TRW, Inc.                                                21,300          1,110
Unisys Corp. (a)                                         29,300            331
United Technologies Corp.                                41,600          3,247
Xerox Corp.                                              56,500          4,266
                                                                    ----------

                                                                       214,017
                                                                    ----------

TRANSPORTATION - 1.0%
Burlington Northern, Inc.                                27,569          2,528
Caliber Systems, Inc.                                     6,500            271
CSX Corp.                                                37,700          2,156
Federal Express Corp. (a)                                20,300          1,349
Laidlaw, Inc.                                            58,600            857
Navistar International Corp. (a)                         11,850            294
Norfolk Southern Corp.                                   21,700          2,127
Ryder System, Inc.                                       12,900            460
Union Pacific Corp.                                      44,000          2,857
                                                                    ----------

                                                                        12,899
                                                                    ----------

UTILITIES - 7.8%
Airtouch Communications, Inc. (a)                        88,000          2,975
Alltel Corp.                                             32,300          1,021
American Electric Power Co., Inc.                        33,900          1,481
Ameritech Corp.                                          96,600          6,056
AT&T Corp.                                              283,500         11,056
Baltimore Gas & Electric Co.                             24,800            670
Bell Atlantic Corp.                                     136,282          9,863
BellSouth Corp.                                         174,500          7,678
Carolina Power & Light Co.                               25,400            857
Central & Southwest Corp.                                40,100            830
CINergy Corp.                                            27,826            920
Coastal Corp.                                            19,100          1,103
Columbia Gas System, Inc.                                 9,300            614
Consolidated Edison Co.                                  41,700          1,277
Consolidated Natural Gas Co.                             16,100            951
Dominion Resources, Inc.                                 32,600          1,174
DTE Energy Co.                                           24,400            723
Duke Power Co.                                           62,874          3,045
Eastern Enterprises, Inc.                                 2,900            103
Edison International                                     70,600          1,703
Enron Corp.                                              54,200          2,090
Entergy Corp.                                            42,100          1,045
FPL Group, Inc.                                          32,000          1,488
Frontier Corp.                                           27,500            607
GPU, Inc.                                                22,800            767


                                                               Annual Report  15

SSgA
S&P 500 INDEX FUND
                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

GTE Corp.                                               166,900     $    7,437
Houston Industries, Inc.                                 50,610          1,025
MCI Communications Corp.                                120,100          3,423
Niagara Mohawk Power Corp. (a)                           24,300            217
NICOR, Inc.                                               7,900            287
Northern States Power Co.                                12,800            616
Ohio Edison Co.                                          25,600            563
ONEOK, Inc.                                               4,600            149
Pacific Enterprises                                      14,200            468
PacifiCorp.                                              53,200          1,104
Peco Energy Co.                                          39,400            938
Peoples Energy Corp.                                      5,300            200
PG&E Corp.                                               76,500          1,774
PP&L Resources, Inc.                                     27,200            597
Public Service Enterprise Group, Inc.                    39,900            990
Sonat, Inc.                                              14,800            737
Southern Co.                                            117,300          2,471
Sprint Corp.                                             75,500          3,548
Texas Utilities Co.                                      43,030          1,501
U.S. West Communications Group                           83,800          3,001
U.S. West Media Group (a)                               104,200          2,084
Unicom Corp.                                             37,000            874
Union Electric Co.                                       18,800            699
Williams Cos. (The)                                      28,490          1,327
WorldCom, Inc. (a)                                      155,497          4,655
                                                                    ----------

                                                                       100,782
                                                                    ----------

TOTAL COMMON STOCKS
(cost $860,222)                                                      1,219,993
                                                                    ----------

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

SHORT-TERM INVESTMENTS - 6.3%
Dreyfus Cash Management Plus, Inc.
 Money Market Fund (b)                               $   40,078     $   40,078
United States Treasury Bills (b)(c)(d)
 5.010% due 09/18/97                                      4,000          3,990
 5.439% due 09/18/97                                        500            499
Valiant Money Market Fund Class A (b)                    37,467         37,467
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $82,034)                                                          82,034
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $942,256)(e) - 100.2%                               1,302,027

OTHER ASSETS AND LIABILITIES, NET - (0.2%)                              (2,456)
                                                                    ----------

NET ASSETS - 100.0%                                                 $1,299,571
                                                                    ----------
                                                                    ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Rate noted is yield-to-maturity (unaudited).
(d) Held as collateral by the custodian in connection with futures contracts purchased by the Fund.
(e) See Note 2 for federal income tax information.

Abbreviations:
ADR - American Depositary Receipt
NPV - No Par Value


The accompanying notes are an integral part of the financial statements.

16  Annual Report

SSgA
S&P 500 INDEX FUND
                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                                   UNREALIZED
                                                      NUMBER      APPRECIATION
                                                        OF       (DEPRECIATION)
                                                     CONTRACTS       (000)
                                                     ----------   ------------
FUTURES CONTRACTS
(Notes 2 and 3)

S&P 500 Financial Futures Contracts
 Expiration date 09/97                                       65     $    1,626
S&P 500 Financial Futures Contracts
 Expiration date 12/97                                      119           (857)
                                                                    ----------
Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased (*)                                            $      769
                                                                    ----------
                                                                    ----------

(*) At August 31, 1997, United States Treasury Bills valued at $4,489 were held as collateral by the custodian in connection with open futures contracts held by the Fund.


The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  17

SSgA
S&P 500 INDEX FUND

                                                                                          STATEMENT OF ASSETS AND LIABILITIES

                                                                                                              August 31, 1997

                                                                                                                Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at market (identified cost $942,256)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $    1,302,027
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,542
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 101
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,615
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . . . . . . . . . . . . .                 307
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,312,594

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        6,380
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,419
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 159
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  65
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              13,023
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,299,571
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        5,653
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              48,649
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             359,771
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 769
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  69
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             884,660
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,299,571
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($1,299,570,686 divided by 68,540,569 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        18.96
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

18  Annual Report

SSgA
S&P 500 INDEX FUND

                                                                                                      STATEMENT OF OPERATIONS
                                                                                    For the Fiscal Year Ended August 31, 1997

                                                                                                                 Amounts in
                                                                                                                 thousands
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $106). . . . . . . . . . . . . . . . . . . . . . . . . . .      $       21,387
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 369
                                                                                                              --------------

    Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              21,756

EXPENSES (Notes 2 and 4):
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,006
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 300
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 223
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 327
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  13
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 176
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 336
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 139
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  32
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   7
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  44
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,603
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,006)
                                                                                          --------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,597
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              20,159
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              31,380
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              18,806              50,186
                                                                                          --------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             251,849
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,068             252,917
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             303,103
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $      323,262
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  19

SSgA
S&P 500 INDEX FUND


                                                                                          STATEMENTS OF CHANGES IN NET ASSETS
                                                                                        For the Fiscal Years Ended August 31,


                                                                                                Amounts in thousands

                                                                                             1997                 1996
                                                                                       -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $          20,159   $          14,122
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              50,186              41,151
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .             252,917              39,901
                                                                                       -----------------   -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .             323,262              95,174
                                                                                       -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (18,416)            (13,346)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .             (34,690)            (15,876)
                                                                                       -----------------   -----------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .             (53,106)            (29,222)
                                                                                       -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .             324,732              93,531
                                                                                       -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .             594,888             159,483

NET ASSETS
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             704,683             545,200
                                                                                       -----------------   -----------------
  End of year (including undistributed net investment income of
     $5,653 and $3,910, respectively). . . . . . . . . . . . . . . . . . . . . . . .   $       1,299,571   $         704,683
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------


FUND SHARE TRANSACTIONS                                        1997                                    1996
                                               -------------------------------------   -------------------------------------
                                                    SHARES              DOLLARS              SHARES              DOLLARS
                                               -----------------   -----------------   -----------------   -----------------
Proceeds from shares sold. . . . . . . . .                44,662   $         754,517              28,849   $         405,664
Proceeds from reinvestment
   of distributions. . . . . . . . . . . .                 3,360              51,321               2,045              27,581
Payments for shares redeemed . . . . . . .               (28,392)           (481,106)            (24,529)           (339,714)
                                               -----------------   -----------------   -----------------   -----------------

Total net increase (decrease). . . . . . .                19,630   $         324,732               6,365   $          93,531
                                               -----------------   -----------------   -----------------   -----------------
                                               -----------------   -----------------   -----------------   -----------------

The accompanying notes are an integral part of the financial statements.


20  Annual Report

SSgA
S&P 500 INDEX FUND

                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.


                                                          1997           1996           1995           1994           1993*
                                                      ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . .  $    14.41     $    12.81     $    10.89     $    10.72     $    10.00
                                                      ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . .         .32            .32            .29            .26            .15
   Net realized and unrealized gain (loss)
      on investments . . . . . . . . . . . . . . . .        5.22           1.98           1.95            .29            .65
                                                      ----------     ----------     ----------     ----------     ----------

      Total Income From Investment Operations. . . .        5.54           2.30           2.24            .55            .80
                                                      ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . .        (.32)          (.31)          (.29)          (.26)          (.08)
   Net realized gain on investments. . . . . . . . .        (.67)          (.39)          (.03)          (.07)            --
   In excess of net realized gain on investments . .          --             --             --           (.05)            --
                                                      ----------     ----------     ----------     ----------     ----------

      Total Distributions. . . . . . . . . . . . . .        (.99)          (.70)          (.32)          (.38)          (.08)
                                                      ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . .  $    18.96     $    14.41     $    12.81     $    10.89     $    10.72
                                                      ----------     ----------     ----------     ----------     ----------
                                                      ----------     ----------     ----------     ----------     ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . .       40.30          18.46          21.11           5.29           8.06

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of year ($000 omitted). . . . . .   1,299,571        704,683        545,200        361,712        238,666

   Ratios to average net assets (%)(b):
      Operating expenses, net (c). . . . . . . . . .         .16            .18            .19            .15            .15
      Operating expenses, gross (c). . . . . . . . .         .26            .28            .29            .25            .35
      Net investment income  . . . . . . . . . . . .        2.00           2.32           2.76           2.69           3.02

   Portfolio turnover (b). . . . . . . . . . . . . .        7.54          28.72          38.56           7.97          48.10
   Per share amount of expense reductions
      ($ omitted)(c) . . . . . . . . . . . . . . . .       .0162          .0135          .0107          .0097          .0098
   Average commission rate paid per share
      of security ($ omitted). . . . . . . . . . . .       .0188          .0115            N/A            N/A            N/A

* For the period December 30, 1992 (commencement of operations) to August 31, 1993.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1993 are annualized.
(c) See Note 4 for current period amounts.


                                                                Annual Report 21

SSgA
S&P 500 INDEX FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1997


1.  ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of August 31, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

    International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

    Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

    The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

    INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.


22  Annual Report

SSgA
S&P 500 INDEX FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

    FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

    It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore the Fund paid no federal taxes and no federal income tax provision was required.

    The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1997 are as follows:

                                                                  NET
                                                               UNREALIZED
           FEDERAL TAX       UNREALIZED       UNREALIZED      APPRECIATION
               COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
          --------------   --------------   --------------   --------------
         $  944,067,601   $  370,274,616   $  (12,315,426)  $  357,959,190

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in options futures and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

    EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

    DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

    REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's


                                                               Annual Report  23

SSgA
S&P 500 INDEX FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997



    Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

    DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. These instruments offer unique characteristics and risks that assist the Fund to meet its investment objective.

    The Fund typically uses derivatives for cash equitization. Cash equitization is a technique that is used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. By purchasing certain instruments, a fund may more effectively achieve the desired portfolio characteristics that allow the fund to meet its investment objective. The Fund uses futures and options contracts solely for the purpose of cash management. The primary risks associated with the use of derivatives are generally categorized as market risk.

    FUTURES: The Fund is currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.  SECURITIES TRANSACTIONS

    INVESTMENT TRANSACTIONS: For the year ended August 31, 1997, purchases and sales of investment securities, excluding short-term investments, futures contracts and repurchase agreements, aggregated to $337,615,697 and $70,257,081, respectively.

    FUTURES TRANSACTIONS: The Fund's transactions in futures contracts for the year ended August 31, 1997, were as follows:

                                             FUTURES CONTRACTS
                                       -----------------------------
                                                         AGGREGATE
                                         NUMBER OF     FACE VALUE OF
                                         CONTRACTS     CONTRACTS (1)
                                       -------------   -------------
    Outstanding at August 31, 1996                92   $  30,531,042
    Contracts opened                             774     301,447,330
    Contracts closed                            (682)   (249,085,333)
                                       -------------   -------------
    Outstanding at August 31, 1997               184   $  82,893,039
                                       -------------   -------------
                                       -------------   -------------

    (1) The aggregate face value of contracts is computed on the date each contract was opened.


24  Annual Report

SSgA
S&P 500 INDEX FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997



4.  RELATED PARTIES

    ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .10% of its average daily net assets. For the year ended August 31, 1997, the Adviser voluntarily agreed to waive up to the full amount of its advisory fee to the extent that total expenses exceed .15% of its average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented on the accompanying Statement of Operations.

    ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Fund has entered into service agreements with the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking") (collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .050%, and .050% to the Adviser, RIS, and Commercial Banking, respectively based upon the average daily value of all Fund shares held by or for customers of these Agents.
    For the year ended


                                                               Annual Report  25

SSgA
S&P 500 INDEX FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997



    August 31, 1997, the Fund incurred expenses of $251,096 and $44,674, or a total of $295,770, from the Adviser and RIS, respectively. The Fund did not incur any expenses from Commercial Banking during this period. The remaining amount of $39,955 was paid to other third-party providers.

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

    AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $9,764 for the year ended August 31, 1997.

    BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

    ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1997 WERE AS FOLLOWS:


         Administration fees           $  33,907
         Custodian fees                   40,455
         Distribution fees                21,138
         Shareholder servicing fees       60,073
         Transfer agent fees               3,107
                                       ---------
                                       $ 158,680
                                       ---------
                                       ---------

    BENEFICIAL INTEREST: As of August 31, 1997, two shareholders were each record owners of approximately 13% of the total outstanding shares of the Fund.

5.  DIVIDENDS

    On September 2, 1997, the Board of Trustees declared a dividend of $.0817 from net investment income, payable on September 10, 1997, to shareholders of record on September 3, 1997.


26  Annual Report

SSgA
S&P 500 INDEX FUND

                                                                 TAX INFORMATION
                                                     August 31, 1997 (Unaudited)


The Fund paid distributions of $.6206 per share from net long-term capital gains during its taxable year ended August 31, 1997. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $32,079,573 as capital gain dividends for its taxable year ended August 31, 1997.

Please consult a tax advisor for questions about federal or state income tax laws.



                                                               Annual Report  27

SSgA S&P 500 INDEX FUND
Two International Place, 35th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
    Lynn L. Anderson, Chairman
    William L. Marshall
    Steven J. Mastrovich
    Patrick J. Riley
    Richard D. Shirk
    Bruce D. Taber
    Henry W. Todd

OFFICERS
    Lynn L. Anderson, President
    George W. Weber, Senior Vice President and Treasurer
    J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
    State Street Bank and Trust Company
    1776 Heritage Drive
    North Quincy, Massachusetts  02171
    (800) 647-7327

DISTRIBUTOR
    Russell Fund Distributors, Inc.
    Two International Place, 35th Floor
    Boston, Massachusetts  02110
    (800) 997-7327

ADMINISTRATOR
    Frank Russell Investment Management Company
    909 A Street
    Tacoma, Washington  98402

LEGAL COUNSEL
    Goodwin, Procter & Hoar LLP
    Exchange Place
    Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
    Coopers & Lybrand L.L.P.
    One Post Office Square
    Boston, Massachusetts  02109


28  Annual Report

                                    SSgA-SM- FUNDS

                                  MATRIX EQUITY FUND

                                    Annual Report
                                   August 31, 1997

                                  Table of Contents

                                                                          Page

Chairman's Letter . . . . . . . . . . . . . . . . . . . . . . . . . . .     4

Portfolio Management Discussion . . . . . . . . . . . . . . . . . . . .     6

Report of Independent Accountants . . . . . . . . . . . . . . . . . . .     8

Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . .     9

Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . .    15

Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . .    16

Tax Information . . . . . . . . . . . . . . . . . . . . . . . . . . . .    21

Fund Management and Service Providers . . . . . . . . . . . . . . . . .    22



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA MATRIX EQUITY FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1997. Over the past year, the Funds have grown to include seventeen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the Matrix Equity Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds opened three additional funds in fiscal 1997. These three asset allocation funds, called Life Solutions Funds, were opened on July 1, 1997. Each Life Solutions Fund seeks to achieve its investment objective by diversifying its assets in shares of certain Funds of the Investment Company, referred to as Underlying Funds.

The Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.

The Life Solutions Balanced Fund seeks a balance of growth of capital and income.

The Life Solutions Growth Fund seeks long-term growth of capital.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA Matrix Fund and the SSgA Small Cap Fund achieved five year track records. We are proud of our long-term record and look forward to having additional funds complete their five year anniversary.

SSGA is strategically growing by continuing to build an organization that delivers comprehensive services striving to meet your investment requirements. In an effort to compete in this ever-changing complex world, we focus on our expertise, our knowledge and our commitment to better serve your investment needs.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA MATRIX EQUITY FUND

MANAGEMENT OF THE FUNDS








                                 Nicholas A. Lopardo
                         Chairman and Chief Executive Officer

A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Mr. Douglas Holmes, Managing Director, was the portfolio manager primarily responsible for investment decisions regarding the Matrix Equity Fund for the fiscal year ended August 31, 1997. Mr. Holmes has been with State Street since 1984 and has managed State Street's matrix portfolios for the past seven years.

Mr. Peter M. Stonberg, Principal, is currently transitioning into the role of lead portfolio manager for the Fund. Mr. Stonberg joined State Street in 1981 and has over 30 years of investment experience. He is a graduate of Carleton College and holds an MBA from Columbia University. There are seven other portfolio managers working with Mr. Stonberg.


                                                                Annual Report  5

SSgA MATRIX EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS



OBJECTIVE:   Provide total returns that exceed over time the S&P 500 Index.

INVESTS IN:  Equity securities.

STRATEGY:    Fund Managers concentrate investments in what they view as the best opportunities in our model's universe of 1,000 companies. At the end of the fiscal year, the Fund held 178 stocks with market capitalizations ranging from $676 million to $204 billion. The Fund's mean market capitalization was $18.6 billion.


                                    [GRAPH]

DATES           MATRIX EQUITY FUND         S&P 500-Registered Trademark- INDEX**
Inception*                 $10,000                                       $10,000
    1992                    $9,780                                       $10,093
    1993                   $12,152                                       $11,628
    1994                   $12,687                                       $12,264
    1995                   $15,074                                       $14,895
    1996                   $17,285                                       $17,685
    1997                   $24,675                                       $24,874
--------------------------------------------------------------------------------

Total                     $101,653                                      $101,439
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


SSgA
  MATRIX EQUITY FUND

Period Ended    Growth of        Total
  08/31/97       $10,000         Return
------------   ------------   ------------
1 Year          $  14,275        42.75%
5 Years         $  25,227        20.33%+
Inception       $  24,675        18.49%+


STANDARD & POOR'S-Registered Trademark-
   500 COMPOSITE STOCK PRICE INDEX

Period Ended    Growth of        Total
  08/31/97       $10,000         Return
------------   ------------   ------------
1 Year         $  14,065         40.65%
5 Years        $  24,646         19.77%+
Inception      $  24,874         18.63%+


SEE RELATED NOTES ON THE FOLLOWING PAGE.


PERFORMANCE REVIEW

For the fiscal year ended August 31, 1997, the SSgA Matrix Equity Fund had a total return of 42.75% as compared to the S&P 500 Index results of 40.65%. The Fund outperformed the Index in part because of the fund's overweighting in the technology sector of the market versus the Index and superior stock selection. In the S&P 500 Index, the technology sector was the best performing sector over the past fiscal year with a return of nearly 77%. Technology was followed by the financial sector, which returned over 54%. The Fund held a neutral weighting in this sector versus the Index with enhanced performance coming from superior stock selection. The Fund's stock selection process has been shown to work particularly well in these areas, among others, and their strong performance had a favorable impact on the Fund.

In addition, excess returns relative to the benchmark also resulted from improvements made to the investment process


6  Annual Report

SSgA MATRIX EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


during the last half of 1996 and early 1997. Chief among the improvements was the development of a new method for classifying industries within our investment universe. It was recognized that the standard approach for industry classification, developed in the 1980's, no longer accurately reflected the composition of the US equity market. The rapid evolution of certain business segments reduced the effectiveness of historical industry classifications. The standard classification of producer goods, for example, included Intel and Caterpillar. The realignment of industry classifications to reflect the current business environment enabled us to gain a better understanding of how growth and value factors affect the performance of these industries.

PORTFOLIO HIGHLIGHTS

The stock market's Bull run continued through the last year with barely a pause. While large capitalization stocks dominated the Index in 1996 and continue to dominate in 1997, returns are more evenly spread so far in 1997. Historically, the spread between large and medium capitalization stock returns is 1%, however in recent periods this reached as much as 8-9%. Market volatility throughout the last year wreaked havoc on investors' nerves. Many record highs were set in the market, as well as the S&P 500 Index experiencing its third largest daily decline in history, 2.3%, last April.

The Fund's matrix process ranks securities on both value and growth measures. The combination of these rankings creates a hypothetical expected return for each stock. The Manager believes this process for calculating expected return has been an accurate predictor of returns, which enabled the Fund to outperform the S&P 500 Index in fiscal year 1997 after all costs.

In summary, the past year has demonstrated the benefit of using both growth and value measures to select securities as well as maintaining characteristics and industry weights similar to those of the S&P 500 Index. The Fund has participated in the continued favorable performance of the market as a whole, and it has been able to extract excess returns in areas, such as the financial and technology sectors, where we exhibit the greatest stock selection ability.


TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)                AUGUST 31, 1997

Intel Corp.                                             2.7%
Merck & Co., Inc.                                       2.4
Exxon Corp.                                             2.1
Bristol-Myers Squibb Co.                                2.1
General Electric Co.                                    2.0
COMPAQ Computer Corp.                                   1.7
BankAmerica Corp.                                       1.6
Microsoft Corp.                                         1.6
American Express Co.                                    1.5
Mobil Corp.                                             1.4


                               ------------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

   * The Fund commenced operations on May 4, 1992. Index comparison began May 1, 1992.

  ** The Standard & Poor's-Registered Trademark- 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard and Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

   + Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of the SSgA Funds:

We have audited the accompanying statement of assets and liabilities and statement of net assets of SSgA Matrix Equity Fund (formerly The Seven Seas Series Matrix Equity Fund)(the "Fund"), as of August 31, 1997, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1997, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended, in conformity with generally accepted accounting principles.

Boston, Massachusetts             /s/ COOPERS & LYBRAND L.L.P.
October 7, 1997


8  Annual Report

SSgA
MATRIX EQUITY FUND

                                                         STATEMENT OF NET ASSETS
                                                                 August 31, 1997

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                     ----------     ----------

COMMON STOCKS - 99.8%
BASIC INDUSTRIES - 5.5%
Bethlehem Steel Corp. (a)                               130,700     $    1,568
Dow Chemical Co.                                         59,800          5,292
Lubrizol Corp.                                           34,600          1,516
Premark International, Inc.                              81,800          2,434
Rohm & Haas Co.                                          42,300          4,053
Union Carbide Corp.                                      89,900          4,613
USX-U.S. Steel Group                                    116,700          4,099
                                                                    ----------

                                                                        23,575
                                                                    ----------

CAPITAL GOODS - 6.6%
Aeroquip-Vickers, Inc.                                   35,900          2,006
Case Corp.                                               24,800          1,663
Caterpillar, Inc.                                        94,200          5,469
Cooper Industries, Inc.                                  80,100          4,270
Cummins Engine Co., Inc.                                 17,100          1,316
General Electric Co.                                    139,400          8,713
National Service Industries, Inc.                        21,000            929
Newport News Shipbuilding, Inc.                           3,700             72
Parker-Hannifin Corp.                                    23,000          1,479
Timken Co.                                               67,800          2,538
                                                                    ----------

                                                                        28,455
                                                                    ----------

CONSUMER BASICS - 17.8%
Abbott Laboratories                                      28,300          1,696
Allegiance Corp.                                         64,900          2,036
American Home Products Corp.                             42,600          3,067
Biomet, Inc.                                             11,700            241
Bristol-Myers Squibb Co.                                120,800          9,181
Cardinal Health, Inc.                                    24,600          1,630
Clorox Co.                                               10,400          1,365
Coca-Cola Co. (The)                                      85,500          4,900
ConAgra, Inc.                                            52,300          3,364
Dean Foods Co.                                           38,800          1,722
Fort James Corp.                                         73,837          3,101
Interstate Bakeries Corp.                                51,200          3,002
Johnson & Johnson                                        47,700          2,704
Kroger Co. (a)                                           15,700            473
Lincare Holdings, Inc. (a)                               57,800          2,746
McKesson Corp.                                           35,600          3,335
Merck & Co., Inc.                                       114,500         10,513
Philip Morris Cos., Inc.                                132,300          5,772
Procter & Gamble Co.                                     13,900          1,850
Quaker Oats Co.                                          63,000          2,961
Schering-Plough Corp.                                    97,300          4,670
Tenet Healthcare Corp. (a)                               69,905          1,905
Wellpoint Health Networks, Inc. Class A (a)              76,213          4,143
                                                                    ----------

                                                                        76,377
                                                                    ----------

CONSUMER DURABLES - 1.4%
Ford Motor Co.                                          131,900          5,672
PACCAR, Inc.                                              9,500            450
                                                                    ----------

                                                                         6,122
                                                                    ----------

CONSUMER NON-DURABLES - 9.1%
Costco Companies, Inc. (a)                              142,300          5,123
Dayton Hudson Corp.                                      52,300          2,981
Dillard's, Inc. Class A                                 115,300          4,612
Footstar, Inc. (a)                                       39,000            968
Hasbro, Inc.                                             58,600          1,575
Intimate Brands, Inc. Class A                           108,700          2,391
Liz Claiborne, Inc.                                      43,000          1,916
Newell Co.                                               50,900          2,004
Ross Stores, Inc.                                         3,600            105
Sears Roebuck & Co.                                      94,100          5,340
SuperValu, Inc.                                          68,900          2,704
TJX Cos., Inc.                                          168,600          4,637
Toys "R" Us, Inc. (a)                                    69,500          2,402
V.F. Corp.                                               26,100          2,307
                                                                    ----------

                                                                        39,065
                                                                    ----------


                                                                Annual Report  9

SSgA
MATRIX EQUITY FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                     ----------     ----------

CONSUMER SERVICES - 0.3%
Disney (Walt) Co.                                        15,500     $    1,191
                                                                    ----------

                                                                         1,191
                                                                    ----------
ENERGY - 9.5%
Amoco Corp.                                              28,500          2,695
Apache Corp.                                             53,500          2,123
Atlantic Richfield Co.                                   21,620          1,622
Chevron Corp.                                            12,300            952
ENSCO International, Inc.                                17,500          1,111
Exxon Corp.                                             151,500          9,270
Global Marine, Inc. (a)                                  56,400          1,604
Lyondell Petrochemical Co.                              202,800          4,918
Mobil Corp.                                              81,200          5,907
Noble Drilling Corp. (a)                                 35,600          1,012
Phillips Petroleum Co.                                   58,500          2,782
Reading & Bates Corp. (a)                                16,200            588
Rowan Cos., Inc. (a)                                     65,300          1,951
Texaco, Inc.                                             23,700          2,731
Western Atlas, Inc. (a)                                  16,500          1,309
                                                                    ----------

                                                                        40,575
                                                                    ----------
FINANCE - 15.6%
Allstate Corp.                                           47,800          3,492
American Express Co.                                     82,000          6,376
AmSouth Bancorp                                          57,600          2,423
BankAmerica Corp.                                       107,000          7,042
Bankers Trust New York Corp.                             52,800          5,478
Bear Stearns Cos., Inc.                                  97,900          3,873
CIGNA Corp.                                              16,100          2,952
Comerica, Inc.                                           63,400          4,490
ContiFinancial Corp. (a)                                 19,800            651
Donaldson, Lufkin & Jenrette, Inc.                       27,500          1,633
Equitable Companies, Inc.                                49,200          2,140
Everest Reinsurance Holdings, Inc.                       73,300          2,653
First Union Corp.                                        56,600          2,720
Green Tree Financial Corp.                               94,300          4,143
Lehman Brothers Holdings, Inc.                           35,900          1,575
Marsh & McLennan Cos., Inc.                              23,500          1,604
Money Store, Inc.                                        82,600          2,354
National City Corp.                                      37,400          2,113
Old Republic International Corp.                         13,200            474
Republic New York Corp.                                  33,100          3,544
SLM Holding Corp.                                        29,200          3,957
Travelers Property Casualty Corp. Class A                35,000          1,408
                                                                    ----------

                                                                        67,095
                                                                    ----------

GENERAL BUSINESS - 4.1%
AccuStaff, Inc. (a)                                      77,400          2,056
Belo (A.H.) Corp. Class A                                29,800          1,278
Central Newspapers, Inc. Class A                          9,800            667
Dun & Bradstreet Corp.                                  118,100          3,307
Gannett Co., Inc.                                        35,500          3,459
Interpublic Group Cos., Inc.                             26,100          1,272
SBC Communications, Inc.                                 53,119          2,888
Valassis Communications, Inc. (a)                        24,500            744
Washington Post Co. Class B                               4,700          1,978
                                                                    ----------

                                                                        17,649
                                                                    ----------

SHELTER - 0.5%
USG Corp. (a)                                            54,900          2,354
                                                                    ----------

                                                                         2,354
                                                                    ----------

TECHNOLOGY - 19.8%
AVX Corp.                                                42,000          1,478
BMC Software, Inc. (a)                                   29,400          1,838
Cadence Design Systems, Inc. (a)                         47,400          2,254
COMPAQ Computer Corp. (a)                               114,650          7,510
Computer Associates International, Inc.                  86,000          5,751
Compuware Corp. (a)                                      42,300          2,607
General Dynamics Corp.                                   53,500          4,260


10  Annual Report

SSgA
MATRIX EQUITY FUND
                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Intel Corp.                                             128,400     $   11,805
Lexmark International Group, Inc. Class A (a)            18,700            655
Litton Industries, Inc. (a)                              31,100          1,551
McAfee Associates, Inc.                                  60,900          3,441
Micron Electronics, Inc. (a)                            111,100          1,805
Microsoft Corp. (a)                                      52,400          6,927
Motorola, Inc.                                            9,000            660
Quantum Corp. (a)                                       144,500          5,058
SCI Systems, Inc. (a)                                   100,200          3,939
Shared Medical Systems                                   30,900          1,514
Silicon Graphics, Inc. (a)                              215,300          5,907
Storage Technology Corp. (a)                             97,300          4,956
Sun Microsystems, Inc. (a)                              117,200          5,611
Tektronix, Inc.                                          18,400          1,022
Western Digital Corp. (a)                                89,500          4,307
                                                                    ----------

                                                                        84,856
                                                                    ----------

TRANSPORTATION - 1.8%
CNF Transportation, Inc.                                 19,600            708
Ryder System, Inc.                                      113,300          4,043
Tidewater, Inc.                                          24,400          1,281
Trinity Industries, Inc.                                 42,100          1,674
                                                                    ----------

                                                                         7,706
                                                                    ----------

UTILITIES - 7.8%
Airtouch Communications, Inc. (a)                        80,500          2,722
Ameritech Corp.                                          67,000          4,200
AT&T Corp.                                               37,900          1,478
Bell Atlantic Corp.                                      65,799          4,762
BellSouth Corp.                                          72,000          3,168
Coastal Corp.                                            46,200          2,668
Consolidated Edison Co.                                  90,000          2,756
Entergy Corp.                                            39,900            990
GTE Corp.                                                31,300          1,395
Long Island Lighting Co.                                 77,500          1,913
Ohio Edison Co.                                          47,700          1,049
Public Service Enterprise Group, Inc.                    77,300          1,918
U.S. West Communications Group                           87,200          3,123
Unicom Corp.                                             54,600          1,291
                                                                    ----------

                                                                        33,433
                                                                    ----------
TOTAL COMMON STOCKS
(cost $344,401)                                                        428,453
                                                                    ----------


                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------

SHORT-TERM INVESTMENTS - 2.2%
Dreyfus Cash Management Plus, Inc.
  Money Market Fund (b)                              $    6,308          6,308
Valiant Money Market Fund Class A (b)                     3,322          3,322
                                                                    ----------
TOTAL SHORT-TERM INVESTMENTS
(cost $9,630)                                                            9,630
                                                                     ----------
TOTAL INVESTMENTS
(identified cost $354,031)(c) - 102.0%                                 438,083

OTHER ASSETS AND LIABILITIES, NET - (2.0%)                              (8,686)
                                                                     ----------

NET ASSETS - 100.0%                                                 $  429,397
                                                                     ----------
                                                                     ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) See Note 2 for federal income tax information.


The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  11

SSgA
MATRIX EQUITY FUND

                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                              August 31, 1997

                                                                                                                Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at market (identified cost $354,031)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      438,083
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 701
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,360
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 371
                                                                                                              --------------
     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             446,515

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       10,624
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,088
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                 380
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  26
                                                                                           --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              17,118
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      429,397
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,157
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              55,225
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .              84,052
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  23
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             288,940
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      429,397
                                                                                                              --------------
                                                                                                              --------------
NET ASSET VALUE, offering and redemption price per share:
  ($429,397,404 divided by 23,325,259 shares of $.001 par
  value shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        18.41
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

12  Annual Report

SSgA
MATRIX EQUITY FUND

                                                                                                    STATEMENT OF OPERATIONS
                                                                                  For the Fiscal Year Ended August 31, 1997

                                                                                                                 Amounts in
                                                                                                                 thousands
INVESTMENT INCOME:
   Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        6,760

EXPENSES (Notes 2 and 4):
   Advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        2,660
   Administrative fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  99
   Custodian fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  78
   Distribution fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  95
   Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  11
   Registration fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  32
   Shareholder servicing fees. . . . . . . . . . . . . . . . . . . . . . . . . . . .                 196
   Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 180
   Trustees' fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  11
   Amortization of deferred organization expenses. . . . . . . . . . . . . . . . . .                   3
   Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  20
                                                                                          --------------

   Expenses before reductions. . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,385
   Expense reductions (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,330)
                                                                                          --------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,055
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,705
                                                                                                              --------------
REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              61,309
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .              61,311
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             122,620
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $      127,325
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  13

SSgA
MATRIX EQUITY FUND

                                                                                          STATEMENTS OF CHANGES IN NET ASSETS
                                                                                        For the Fiscal Years Ended August 31,


                                                                                                Amounts in thousands

                                                                                             1997                 1996
                                                                                       -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           4,705   $           4,112
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              61,309              24,526
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .              61,311               2,856
                                                                                       -----------------   -----------------
     Net increase (decrease) in net assets resulting from operations . . . . . . . .             127,325              31,494
                                                                                       -----------------   -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (4,696)             (3,841)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .             (22,485)            (21,257)
                                                                                       -----------------   -----------------
     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .             (27,181)            (25,098)
                                                                                       -----------------   -----------------
FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .              67,365              57,151
                                                                                       -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .             167,509              63,547

NET ASSETS
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             261,888             198,341
                                                                                       -----------------   -----------------
  End of year (including undistributed net investment income
    of $1,157 and $1,148, respectively). . . . . . . . . . . . . . . . . . . . . . .   $         429,397   $         261,888
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------


FUND SHARE TRANSACTIONS                                        1997                                    1996
                                               -------------------------------------   -------------------------------------
                                                    SHARES              DOLLARS              SHARES              DOLLARS
                                               -----------------   -----------------   -----------------   -----------------
Proceeds from shares sold. . . . . . . . .                31,200   $         545,016               7,991   $         108,493
Proceeds from reinvestment
   of distributions. . . . . . . . . . . .                 1,760              25,673               1,766              23,537
Payments for shares redeemed . . . . . . .               (28,170)           (503,324)             (5,456)            (74,879)
                                               -----------------   -----------------   -----------------   -----------------
Total net increase (decrease). . . . . . .                 4,790   $          67,365               4,301   $          57,151
                                               -----------------   -----------------   -----------------   -----------------
                                               -----------------   -----------------   -----------------   -----------------


The accompanying notes are an integral part of the financial statements.


14  Annual Report

SSgA
MATRIX EQUITY FUND


                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.


                                                          1997           1996           1995           1994           1993*
                                                      ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . .  $    14.13     $    13.93     $    12.06     $    11.95      $    9.78
                                                      ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . .         .21            .24            .28            .24            .18
  Net realized and unrealized gain (loss)
     on investments. . . . . . . . . . . . . . . . .        5.43           1.64           1.93            .28           2.17
                                                      ----------     ----------     ----------     ----------     ----------

     Total Income From Investment Operations . . . .        5.64           1.88           2.21            .52           2.35
                                                      ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . .        (.22)          (.24)          (.28)          (.23)          (.18)
  Net realized gain on investments . . . . . . . . .       (1.14)         (1.44)          (.06)          (.09)            --
  In excess of net realized gain on investments. . .          --             --             --           (.09)            --
                                                      ----------     ----------     ----------     ----------     ----------

     Total Distributions . . . . . . . . . . . . . .       (1.36)         (1.68)          (.34)          (.41)          (.18)
                                                      ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . .  $    18.41     $    14.13     $    13.93     $    12.06     $    11.95
                                                      ----------     ----------     ----------     ----------     ----------
                                                      ----------     ----------     ----------     ----------     ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . .       42.75          14.67          18.81           4.41          24.24

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of year ($000 omitted) . . . . . .     429,397        261,888        198,341        130,764         62,549

  Ratios to average net assets (%):
     Operating expenses, net (b) . . . . . . . . . .         .58            .66            .68            .58            .60
     Operating expenses, gross (b) . . . . . . . . .         .96           1.04           1.06            .96           1.25
     Net investment income . . . . . . . . . . . . .        1.33           1.76           2.25           2.16           2.13

  Portfolio turnover rate (%). . . . . . . . . . . .      117.27         150.68         129.98         127.20          57.65
  Per share amount of expense reductions
     ($ omitted)(b). . . . . . . . . . . . . . . . .       .0590          .0510          .0466          .0410          .0539
  Average commission rate paid per share
     of security ($ omitted) . . . . . . . . . . . .       .0376          .0404            N/A            N/A            N/A


(a)  Periods less than one year are not annualized.
(b)  See Note 4 for current period amounts.


                                                               Annual Report  15

SSgA
MATRIX EQUITY FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1997

1.  ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of August 31, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA Matrix Equity Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

    International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

    Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

    The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.


16  Annual Report

SSgA
MATRIX EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997



    INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

    AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

    FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

    It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

    The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1997 are as follows:

                                                                  NET
                                                               UNREALIZED
           FEDERAL TAX       UNREALIZED       UNREALIZED      APPRECIATION
               COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
          --------------   --------------   --------------   --------------
          $  354,036,541   $   88,230,704   $   (4,184,748)  $   84,045,956

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in foreign-denominated investments, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.


                                                               Annual Report  17

SSgA
MATRIX EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997



    EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

    DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

    REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.  SECURITIES TRANSACTIONS

    INVESTMENT TRANSACTIONS: For the year ended August 31, 1997, purchases and sales of investment securities, excluding short-term investments, aggregated to $449,060,974 and $403,688,272, respectively.

4.  RELATED PARTIES

    ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. For the year ended August 31, 1997, the Adviser voluntarily agreed to waive one-half of its advisory fee to the Fund. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

    ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and


18  Annual Report

SSgA
MATRIX EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS") and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS, and Commercial Banking, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1997, the Fund incurred expenses of $84,379, $2,010 and $109,200, or a total of $195,589, from the Adviser, SSBSI and RIS, respectively. The Fund did not incur any expenses from Commercial Banking during this period.

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for


                                                               Annual Report  19

SSgA
MATRIX EQUITY FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997



    carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

    AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $130,978 for the year ended August 31, 1997.

    BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

    ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1997 WERE AS FOLLOWS:

         Advisory fees                  $ 283,436
         Administration fees               11,869
         Custodian fees                    15,374
         Distribution fees                  2,871
         Shareholder servicing fees        17,148
         Transfer agent fees               49,290
         Trustees' fees                        65
                                        ---------
                                        $ 380,053
                                        ---------
                                        ---------

    BENEFICIAL INTEREST: As of August 31, 1997, three shareholders (two of which were also affiliates of the Investment Company) were record owners of approximately 21%, 13% and 11%, respectively, of the total outstanding shares of the Fund.

5.  DIVIDENDS

    On September 2, 1997, the Board of Trustees declared a dividend of $.0490 from net investment income, payable on September 10, 1997 to shareholders of record on September 3, 1997.


20  Annual Report

SSgA
MATRIX EQUITY FUND

                                                                 TAX INFORMATION
                                                     August 31, 1997 (Unaudited)


The Fund paid distributions of $.5996 per share from net long-term capital gains during its taxable year ended August 31, 1997. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $11,714,418 as capital gain dividends for its taxable year ended August 31, 1997.

Please consult a tax advisor for questions about federal or state income tax laws.


                                                               Annual Report  21

SSgA MATRIX EQUITY FUND
Two International Place, 35th Floor
Boston, Massachusetts 02110
(800) 997-7327
--------------------------------------------------------------------------------

TRUSTEES
    Lynn L. Anderson, Chairman
    William L. Marshall
    Steven J. Mastrovich
    Patrick J. Riley
    Richard D. Shirk
    Bruce D. Taber
    Henry W. Todd

OFFICERS
    Lynn L. Anderson, President
    George W. Weber, Senior Vice President and Treasurer
    J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
    State Street Bank and Trust Company
    1776 Heritage Drive
    North Quincy, Massachusetts  02171
    (800) 647-7327

DISTRIBUTOR
    Russell Fund Distributors, Inc.
    Two International Place, 35th Floor
    Boston, Massachusetts 02110
    (800) 997-7327

ADMINISTRATOR
    Frank Russell Investment Management Company
    909 A Street
    Tacoma, Washington  98402

LEGAL COUNSEL
    Goodwin, Procter & Hoar LLP
    Exchange Place
    Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
    Coopers & Lybrand L.L.P.
    One Post Office Square
    Boston, Massachusetts  02109


22  Annual Report

                                    SSgA-SM- FUNDS

                                    SMALL CAP FUND

                                    Annual Report
                                   August 31, 1997

                                   Table of Contents

                                                                          Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . .    4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . . . .    6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . .    8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .    9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . .   16

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . .   17

Tax Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   22

Fund Management and Service Providers. . . . . . . . . . . . . . . . . .   23



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA SMALL CAP FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1997. Over the past year, the Funds have grown to include seventeen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the Small Cap Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds opened three additional funds in fiscal 1997. These three asset allocation funds, called Life Solutions Funds, were opened on July 1, 1997. Each Life Solutions Fund seeks to achieve its investment objective by diversifying its assets in shares of certain Funds of the Investment Company, referred to as Underlying Funds.

The Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.

The Life Solutions Balanced Fund seeks a balance of growth of capital and income.

The Life Solutions Growth Fund seeks long-term growth of capital.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA Matrix Fund and the SSgA Small Cap Fund achieved five year track records. We are proud of our long-term record and look forward to having additional funds complete their five year anniversary.

SSGA is strategically growing by continuing to build an organization that delivers comprehensive services striving to meet your investment requirements. In an effort to compete in this ever-changing complex world, we focus on our expertise, our knowledge and our commitment to better serve your investment needs.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA SMALL CAP FUND

MANAGEMENT OF THE FUNDS







                                 Nicholas A. Lopardo
                         Chairman and Chief Executive Officer

A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Mr. Jeffrey Adams, Vice President, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA Small Cap Fund since December 1994. Mr. Adams has been with State Street since 1990, as a portfolio manager for the past five years, and as an Investment Support Analyst for two years prior to that. He is a graduate of Northeastern University with a BS in Economics. There are seven other portfolio managers working with Mr. Adams.


                                                                Annual Report  5

SSgA SMALL CAP FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:   Maximize total return.

INVESTS IN: Equity securities; 65% of which is in securities of smaller capitalized issuers.

STRATEGY:    Fund Managers make the majority of purchase selections in the $50 million to $3.0 billion range, based on a proprietary stock selection model.


                                    [GRAPH]

DATES           SMALL CAP FUND    S&P 400 MIDCAP INDEX        RUSSELL 2000 INDEX
Inception*             $10,000                 $10,000                   $10,000
    1992               $10,090                 $10,245                   $10,055
    1993               $12,478                 $12,751                   $13,321
    1994               $12,964                 $13,341                   $14,111
    1995               $16,859                 $16,077                   $17,045
    1996               $20,760                 $17,988                   $18,890
    1997               $28,202                 $24,693                   $24,359
--------------------------------------------------------------------------------

Total                 $111,353                $105,095                  $107,781
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


SSgA SMALL CAP FUND

Period Ended    Growth of        Total
  08/31/97       $10,000         Return
------------   ------------   ------------
1 Year         $  13,585          35.85%
5 Years        $  27,948          22.82%+
Inception      $  28,202          22.22%+

STANDARD & POOR'S-Registered Trademark- MIDCAP 400 INDEX

Period Ended    Growth of        Total
  08/31/97       $10,000         Return
------------   ------------   ------------
1 Year         $  13,728          37.28%
5 Years        $  24,105          19.24%+
Inception      $  24,693          19.12%+

RUSSELL 2000-Registered Trademark- INDEX

Period Ended    Growth of        Total
  08/31/97       $10,000         Return
------------   ------------   ------------
1 Year         $  12,895          28.95%
5 Years        $  24,227          19.36%+
Inception      $  24,359          18.81%+


SEE RELATED NOTES ON THE FOLLOWING PAGE.

PERFORMANCE REVIEW

The SSgA Small Cap Fund ended its second fiscal year with positive performance relative to its benchmark, the Russell 2000 Index. The Fund had a one year return of 35.9% for the fiscal year ended August 31, 1997. The Fund outperformed the Russell 2000 Index by 6.9%. The primary focus in our portfolio construction process is on stock selection, while maintaining similar characteristics to the Index. This focus helped the Fund reach its objective.

PORTFOLIO HIGHLIGHTS

The overall characteristics of the Fund are intended to be similar to the Russell 2000 Index. The universe of investable stocks is comprised of, but not limited to, issues found in the Russell 2000 Index. The underlying investment philosophy is to purchase stocks with improving earnings estimates, which we believe are available at a "reasonable" price. The strategy utilizes a systematic, disciplined and


6  Annual Report

SSgA SMALL CAP FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


quantitative process that allows us to analyze large amounts of data quickly and efficiently.

Based on the calendar year-to-date, the performance of small cap stocks versus large cap stocks started out weak in 1997. This is indicated by returns of -5.2% for the Russell 2000-Registered Trademark- Index versus the S&P 500 Index return of 2.7% for the first quarter of the 1997 calendar year, a spread of 7.9%. This domination continued into April of 1997 as the S&P 500 outperformed the Russell 2000 by 5.7%. In May of 1997, we saw a correction for small cap stocks as the Russell 2000 returned 11.1%, versus the S&P 500 return of 6.1%. In July and August 1997, the spread differential continued. Although large capitalization stocks have led the market in 1997, the gap between the S&P 500 and the Russell 2000-Registered Trademark has narrowed to approximately 5.0% through August 1997. August especially helped close the spread, as the Russell 2000 outperformed the S&P 500 by 7.9%.

The ten largest equity holdings comprised 12.7% of the portfolio with Symantec Corp. representing the largest single holding at 1.6%. The financial sector was the largest concentration for the same period.


TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)               AUGUST 31, 1997

Symantec Corp.                                          1.6%
Perrigo Co.                                             1.6
Novellus Systems, Inc.                                  1.3
Jabil Circuit, Inc.                                     1.3
National Steel Corp. Class B                            1.3
Carmike Cinemas, Inc.                                   1.2
Tech Data Corp.                                         1.1
Ethan Allen Interiors, Inc.                             1.1
Stratus Computer, Inc.                                  1.1
CellStar Corp.                                          1.1


                               -----------------------


NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

   * The Fund commenced operations on July 1, 1992. Index comparison also began July 1, 1992.

  ** The Standard & Poor's-Registered Trademark- MidCap 400 Index is comprised of 400 domestic stocks chosen for market size, liquidity and industry group representation. It is a market-weighted index (stock price times shares outstanding), with each stock affecting the Index in proportion to its market value.

   + The Russell 2000-Registered Trademark- Index is comprised of the 2,000 smallest securities in the Russell 3000-Registered Trademark- Index, representing approximately 10% of the Russell 3000 total market capitalization. The Index is reconstituted annually.

   + Annualized.


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of the SSgA Funds:

We have audited the accompanying statement of assets and liabilities and statement of net assets of SSgA Small Cap Fund (formerly The Seven Seas Series Small Cap Fund)(the "Fund"), as of August 31, 1997, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended and for the period July 1, 1992 (commencement of operations) to August 31, 1992. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1997, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended and for the period July 1, 1992 (commencement of operations) to August 31, 1992 in conformity with generally accepted accounting principles.


Boston, Massachusetts                  /s/ COOPERS & LYBRAND L.L.P.
October 7, 1997


8  Annual Report

SSgA
SMALL CAP FUND
                                                     STATEMENT OF NET ASSETS
                                                             August 31, 1997

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

COMMON STOCKS - 99.2%
BASIC INDUSTRIES - 4.2%
ARMCO, Inc. (a)                                         164,700     $      978
Buckeye Cellulose Corp. (a)                              10,000            394
Devon Energy Corp.                                       25,400          1,084
National Steel Corp. Class B (a)                        101,100          1,902
Precision Castparts Corp.                                19,400          1,254
Spartech Corp.                                           12,000            190
Texas Industries, Inc.                                   15,500            516
                                                                    ----------

                                                                         6,318
                                                                    ----------

CAPITAL GOODS - 6.8%
Aeroquip-Vickers, Inc.                                   14,900            832
Barnes Group, Inc.                                        7,200            198
Commercial Intertech Corp.                                7,300            124
Essex International, Inc.                                41,800          1,607
Fluke Corp.                                              14,400            713
General Cable Corp. New (a)                              47,300          1,638
Manitowoc Co., Inc.                                      36,975          1,336
Novellus Systems, Inc. (a)                               17,800          2,038
Robbins & Myers, Inc.                                     9,900            317
Zytec Corp. (a)                                          45,600          1,345
                                                                    ----------

                                                                        10,148
                                                                    ----------

CONSUMER BASICS - 14.0%
Acuson (a)                                               24,000            646
Agouron Pharmaceuticals, Inc. (a)                        34,400          1,509
Alpharma, Inc. Class A                                   17,000            373
Alpharma, Inc. Rights (a)                                 2,833             15
AmeriSource Health Corp. Class A (a)                     11,500            576
Bindley Western Industries, Inc.                         10,200            257
Dean Foods Co.                                           32,500          1,442
Dura Pharmaceuticals, Inc. (a)                           39,000          1,394
Integrated Health Services, Inc.                         47,500          1,567
Michael Foods, Inc.                                      18,600            402
Nationwide Health Properties, Inc.                       57,400          1,299
NovaCare, Inc. (a)                                       82,000          1,235
Pediatrix Medical Group (a)                              23,700            987
Perrigo Co. (a)                                         165,600          2,370
Rexall Sundown, Inc. (a)                                 36,600          1,263
Safeskin Corp. (a)                                       41,800          1,390
Smith's Food & Drug Centers, Inc. Class B (a)            29,400          1,610
Sofamor/Danek Group, Inc. (a)                            23,900          1,146
Universal Health Services, Inc. Class B (a)              34,800          1,525
                                                                    ----------

                                                                        21,006
                                                                    ----------

CONSUMER DURABLES - 2.6%
Ethan Allen Interiors, Inc.                              23,200          1,705
Furniture Brands International, Inc. (a)                 45,500            802
Kinetic Concepts, Inc.                                   18,500            340
Polaris Industries, Inc.                                 36,200          1,041
                                                                    ----------

                                                                         3,888
                                                                    ----------

CONSUMER NON-DURABLES - 10.7%
Canandaigua Wine, Inc. Class A (a)                       30,100          1,227
Cato Corp. New Class A                                   55,400            471
Claire's Stores, Inc.                                    56,600          1,189
Coors (Adolph) Co. Class B                               42,700          1,575
Dress Barn, Inc. (a)                                     20,100            410
Family Dollar Stores, Inc.                               60,150          1,278
Fingerhut Cos., Inc.                                     69,400          1,405
Footstar, Inc. (a)                                       57,200          1,419
Genesco, Inc. (a)                                        10,400            129
Land's End, Inc. (a)                                      7,400            195
Nautica Enterprises, Inc. (a)                            55,600          1,320
Pacific Sunwear of California (a)                         2,900            111
Pier 1 Imports, Inc.                                     84,900          1,443
Proffitt's, Inc. (a)                                     28,300          1,519
Ross Stores, Inc.                                        38,600          1,129
Stein Mart, Inc. (a)                                     25,300            705
Tuesday Morning, Inc. (a)                                22,900            501
                                                                    ----------

                                                                        16,026
                                                                    ----------


                                                                Annual Report  9

SSgA
SMALL CAP FUND
                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1997

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------

CONSUMER SERVICES - 4.6%
Anchor Gaming (a)                                        10,900      $     867
Carmike Cinemas, Inc. (a)                                57,400          1,808
Equity Inns, Inc.                                        52,100            755
Landry's Seafood Restaurants, Inc. (a)                   26,700            637
Regal Cinemas, Inc. (a)                                  34,700            985
Ruby Tuesday, Inc. (a)                                   21,600            583
Sonic Corp. (a)                                          59,000          1,302
                                                                    ----------

                                                                         6,937
                                                                    ----------

ENERGY - 6.7%
Cliffs Drilling Co. (a)                                  32,200          1,536
Comstock Resources, Inc. New (a)                        103,300          1,265
Falcon Drilling Co., Inc. (a)                            51,400          1,619
Laclede Gas Co.                                           2,900             71
Marine Drilling Co, Inc. (a)                             56,800          1,363
Newpark Resources, Inc. New (a)                          45,400          1,538
Smith International, Inc. (a)                            16,200          1,179
Vintage Petroleum, Inc.                                  33,100          1,421
                                                                    ----------

                                                                         9,992
                                                                    ----------

FINANCE - 14.8%
Acceptance Insurance Companies, Inc. (a)                  2,700             60
Allied Group, Inc.                                          250             11
American Bankers Insurance Group, Inc.                    4,500            297
CDI Corp. (a)                                             4,400            155
CitiFed Bancorp, Inc.                                     6,900            298
Commercial Federal Corp.                                 37,700          1,586
Community First Bankshares, Inc.                         20,200            823
First American Financial Corp.                           19,900            890
FirstFed Financial Corp. (a)                             14,400            486
FIRSTPLUS Financial Group, Inc. (a)                      32,500          1,483
Frontier Insurance Group, Inc. New                       38,600          1,351
Life Re Corp.                                            13,400            688
Money Store, Inc.                                        27,000            769
NAC Reinsurance Corp.                                    26,000          1,225
North Fork Bancorporation, Inc.                          51,600          1,287
ONBANCorp, Inc.                                          25,100          1,296
Orion Capital Corp.                                      34,000          1,445
Peoples Heritage Financial Group                         15,400            568
Presidential Life Corp.                                  26,700            507
Provident Financial Group, Inc.                           2,475            116
Reinsurance Group Of America                              6,600            396
Resource Bancshares Mortgage Group                       30,500            515
Sirrom Capital Corp.                                     31,700          1,125
Sotheby's Holdings Co., Inc. Class A                     85,900          1,627
Sovereign Bancorp, Inc.                                  46,500            718
St. Paul Bancorp, Inc.                                   30,600            700
T R Financial Corp.                                      21,300            588
Thornburg Mortgage Asset Corp.                           10,500            243
USBANCORP, Inc.                                           4,000            246
Vesta Insurance Group, Inc.                              14,700            725
                                                                    ----------

                                                                        22,224
                                                                    ----------

GENERAL BUSINESS - 3.8%
Alternative Resources Corp. (a)                          61,800          1,383
Computer Task Group, Inc.                                26,300          1,175
Media General, Inc. Class A                              34,300          1,261
MicroAge, Inc. (a)                                       15,200            412
Mosaix, Inc. (a)                                         27,500            258
Pulitzer Publishing Co.                                  16,800            883
SPS Transaction Services, Inc. (a)                       16,700            356
                                                                    ----------

                                                                         5,728
                                                                    ----------

MISCELLANEOUS - 6.4%
Apartment Investment & Management Co. Class A            15,400            500
BRE Properties, Inc.                                     22,200            598
Cali Realty Corp.                                        20,900            778
Crescent Real Estate Equities, Inc.                      31,200            987
Duke Realty Investments, Inc.                            23,800            498
First Industrial Realty Trust, Inc.                      22,500            695
GenCorp, Inc.                                            56,200          1,503


10  Annual Report

SSgA
SMALL CAP FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1997

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------    ----------

Health Care, Inc.                                        26,200     $      684
Home Properties of New York, Inc. REIT                   15,600            354
Irvine Apartment Communities, Inc.                       35,900          1,028
Liberty Property Trust                                   31,600            812
Merry Land and Investment, Inc.                          26,800            583
TriNet Corporate Realty Trust, Inc.                      14,600            519
                                                                    ----------

                                                                         9,539
                                                                    ----------

SHELTER - 1.5%
Essex Property Trust (a)                                 24,000            768
Southdown, Inc.                                          27,600          1,296
U.S. Home Corp. (a)                                       3,800            134
                                                                    ----------

                                                                         2,198
                                                                    ----------

TECHNOLOGY - 15.1%
BMC Industries, Inc.                                      4,500            140
CHS Electronics, Inc. New (a)                            11,800            454
Citrix Systems, Inc. (a)                                 25,400          1,284
Data General Corp. (a)                                   43,600          1,567
Electro Scientific Industries, Inc. (a)                  31,600          1,513
Esterline Corp. (a)                                       2,300             85
Furon Co.                                                16,300            579
GT Interactive Software Corp. (a)                         8,600             86
Hadco Corp. (a)                                          20,100          1,410
InaCom Corp. (a)                                         35,300          1,200
Integrated Circuit Systems, Inc. (a)                     13,600            462
INTERSOLV, Inc. (a)                                      55,000            883
Jabil Circuit, Inc. (a)                                  33,800          2,003
Kulicke & Soffa Industries, Inc. (a)                     13,100            601
Marshall Industries (a)                                   5,800            230
Paxar Corp. (a)                                          26,200            570
Rohr, Inc. (a)                                           46,700          1,264
Stratus Computer, Inc. (a)                               29,800          1,654
Structural Dynamics Research Corp. (a)                   19,400            514
Symantec Corp. (a)                                      104,400          2,506
Tech Data Corp. (a)                                      44,200          1,713
Thiokol Corp.                                            17,200          1,370
Zygo Corp. (a)                                           18,500            569
                                                                    ----------

                                                                        22,657
                                                                    ----------

TRANSPORTATION - 4.2%
Airborne Freight Corp.                                   26,200          1,290
Consolidated Freightways Corp. (a)                       24,200            378
Navistar International Corp. (a)                         42,700          1,060
Seacor Holdings, Inc. (a)                                 5,500            298
Trico Marine Services, Inc. (a)                          14,900            460
USFreightways Corp.                                      44,600          1,332
Yellow Corp. (a)                                         49,400          1,544
                                                                    ----------

                                                                         6,362
                                                                    ----------

UTILITIES - 3.8%
Aliant Communications, Inc.                              24,200            545
Atlantic Energy, Inc.                                    15,200            263
CellStar Corp. (a)                                       49,600          1,652
MDU Resources Group, Inc.                                14,800            354
New Jersey Resources Corp.                               16,500            529
Piedmont Natural Gas Co., Inc.                           15,100            399
Public Service Co. of New Mexico                         26,500            484
Washington Gas & Light Co.                               55,600          1,414
                                                                    ----------

                                                                         5,640
                                                                    ----------

TOTAL COMMON STOCKS
(cost $120,854)                                                        148,663
                                                                    ----------


                                                               Annual Report  11

SSgA
SMALL CAP FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1997

                                                      PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                        (000)          (000)
                                                      ----------    ----------

SHORT-TERM INVESTMENTS - 2.7%
Dreyfus Cash Management Plus, Inc.
  Money Market Fund (b)                               $    4,098    $    4,098
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $4,098)                                                            4,098
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $124,952)(c) - 101.9%                                 152,761

OTHER ASSETS AND LIABILITIES,
NET - (1.9%)                                                            (2,953)
                                                                    ----------

NET ASSETS - 100.0%                                                 $  149,808
                                                                    ----------
                                                                    ----------

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  See Note 2 for federal income tax information.



The accompanying notes are an integral part of the financial statements.


12  Annual Report

SSgA
SMALL CAP FUND

                                                                                         STATEMENT OF ASSETS AND LIABILITIES
                                                                                                             August 31, 1997


                                                                                                              Amounts in
                                                                                                           thousands (except
                                                                                                           per share amount)
ASSETS
Investments at market (identified cost $124,952)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      152,761
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  80
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,145
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 859
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             154,845

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        4,032
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 761
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                 215
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  29
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,037
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      149,808
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          137
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,449
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .              27,809
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   7
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             113,406
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      149,808
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($149,807,720 divided by 6,776,887 shares of $.001
  par value shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . .      $        22.11
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

                                                              Annual Report   13

SSgA
SMALL CAP FUND

                                                                                                      STATEMENT OF OPERATIONS
                                                                                    For the Fiscal Year Ended August 31, 1997

                                                                                                                 Amounts
                                                                                                               in thousands
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,061
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  25
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,086

EXPENSES (Notes 2 and 4):
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          690
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  27
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  39
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  49
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  46
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  27
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  95
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   3
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   3
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  15
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,006
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (86)
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 920
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 166
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (NOTES 2 AND 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,545
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .              22,222
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              30,767
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $       30,933
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

14  Annual Report

SSgA
SMALL CAP FUND


                                                                                           STATEMENTS OF CHANGES IN NET ASSETS
                                                                                         For the Fiscal Years Ended August 31,


                                                                                                    Amounts in thousands

                                                                                                     1997               1996
                                                                                              -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $             166   $              96
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              8,545               4,782
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . . . . . .             22,222               2,395
                                                                                              -----------------   -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . .             30,933               7,273
                                                                                              -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (44)               (144)
  Net realized gain on investment. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (4,408)               (357)
                                                                                              -----------------   -----------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . . . . . .             (4,452)               (501)
                                                                                              -----------------   -----------------
FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . . . . . .             68,119              25,135
                                                                                              -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . .             94,600              31,907

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             55,208              23,301
                                                                                              -----------------   -----------------
  End of year (including undistributed net investment income of. . . . . . . . . . . . . . .
    $137 and $15, respectively). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $         149,808   $          55,208
                                                                                              -----------------   -----------------
                                                                                              -----------------   -----------------


FUND SHARE TRANSACTIONS                                                1997                                    1996
                                                      -------------------------------------   -------------------------------------
                                                            SHARES             DOLLARS             SHARES              DOLLARS
                                                      -----------------   -----------------   -----------------   -----------------
Proceeds from shares sold. . . . . . . . . . . . .                5,423   $         103,546               2,113   $          33,924
Proceeds from reinvestment
  of distributions . . . . . . . . . . . . . . . .                  237               4,094                  31                 463
Payments for shares redeemed . . . . . . . . . . .               (2,048)            (39,521)               (595)             (9,252)
                                                      -----------------   -----------------   -----------------   -----------------

Total net increase (decrease). . . . . . . . . . .                3,612   $          68,119               1,549   $          25,135
                                                      -----------------   -----------------   -----------------   -----------------
                                                      -----------------   -----------------   -----------------   -----------------


The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  15

SSgA
SMALL CAP FUND

                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.


                                                         1997           1996           1995*          1994           1993
                                                      ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . .  $    17.44     $    14.42     $    11.88     $    12.24     $    10.09
                                                      ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . .         .03            .04            .13            .21            .22
  Net realized and unrealized gain on investments. .        5.87           3.25           3.19            .24           2.14
                                                      ----------     ----------     ----------     ----------     ----------

     Total Income From Investment Operations . . . .        5.90           3.29           3.32            .45           2.36
                                                      ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS:
  Net realized investment income . . . . . . . . . .        (.01)          (.07)          (.15)          (.21)          (.21)
  In excess of net realized gain on investments. . .          --             --           (.05)            --             --
  Net realized gain on investments . . . . . . . . .       (1.22)          (.20)          (.58)          (.60)            --
                                                      ----------     ----------     ----------     ----------     ----------

     Total Distributions . . . . . . . . . . . . . .       (1.23)          (.27)          (.78)          (.81)          (.21)
                                                      ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . .  $    22.11     $    17.44     $    14.42     $    11.88     $    12.24
                                                      ----------     ----------     ----------     ----------     ----------
                                                      ----------     ----------     ----------     ----------     ----------

TOTAL RETURN (%) . . . . . . . . . . . . . . . . . .       35.85          23.14          30.04           3.90          23.66

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of year ($000 omitted) . . . . . .     149,808         55,208         23,301         25,716         34,815

  Ratios to average net assets (%):
     Operating expenses, net (a) . . . . . . . . . .        1.00           1.00            .97            .30            .25
     Operating expenses, gross (a) . . . . . . . . .        1.09           1.18           1.58            .81           1.18
     Net investment income . . . . . . . . . . . . .         .18            .26            .81           1.73           1.85

  Portfolio turnover rate (%). . . . . . . . . . . .      143.79          76.85         192.88          44.86          81.14
  Per share amount of expense reductions
     ($ omitted)(a). . . . . . . . . . . . . . . . .       .0141          .0277          .0991          .0628          .1123
  Average commission rate paid per share
     of security ($ omitted) . . . . . . . . . . . .       .0365          .0368            N/A            N/A            N/A

 * Prior to November 22, 1994, the Fund was passively managed as the S&P Midcap Index Fund. Effective November 23, 1994, the Fund increased the Advisory fee from .20% to .75% of its average daily net assets.
(a)  See Note 4 for current period amounts.


16  Annual Report

SSgA
SMALL CAP FUND

                                                  NOTES TO FINANCIAL STATEMENTS
                                                                August 31, 1997


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of August 31, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA Small Cap Fund (the "Fund"). Prior to November 22, 1994, the Fund was passively managed under the name of The Seven Seas Series S&P Midcap Index Fund. Effective November 23, 1994, the name and investment objective of the Fund was changed pursuant to a shareholder vote. The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

     International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.


                                                               Annual Report  17

SSgA
SMALL CAP FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1997


     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

     The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1997 are as follows:

                                                                  NET
                                                               UNREALIZED
           FEDERAL TAX       UNREALIZED       UNREALIZED      APPRECIATION
               COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
          --------------   --------------   --------------   --------------
          $  124,951,841   $   28,846,717   $   (1,038,015)  $   27,808,702

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in foreign denominated investments and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.


18  Annual Report

SSgA
SMALL CAP FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1997


     EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the year ended August 31, 1997, purchases and sales of investment securities, excluding short-term investments aggregated to $193,014,316 and $128,861,592, respectively.

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. Effective November 23, 1994, pursuant to a shareholder vote, the Fund pays a fee to the Adviser calculated daily and paid monthly, at an annual rate of .75% of its average daily net assets. For the year ended August 31, 1997, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.00% of average daily net assets on an annual basis. As of August 31, 1997, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the combined average daily net assets of all domestic funds: $0


                                                               Annual Report  19

SSgA
SMALL CAP FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1997


     up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

     The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

     The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175% and .175% to the Adviser, SSBSI, RIS, and Commercial Banking, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1997, the Fund incurred expenses of $22,792 and $3,878, or a total of $26,670, from the Adviser and SSBSI, respectively. The Fund did not incur any expenses from RIS or Commercial Banking during this period. The remaining amount of $62 was paid to another third-party provider.

     The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for


20  Annual Report

SSgA
SMALL CAP FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1997


     carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

     AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $37,368 for the year ended August 31, 1997.

     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1997 WERE AS FOLLOWS:


          Advisory fees                      $  160,949
          Administration fees                     3,757
          Custodian fees                          7,858
          Distribution fees                       6,843
          Shareholder servicing fees              3,253
          Transfer agent fees                    32,184
                                             ----------
                                             $  214,844
                                             ----------
                                             ----------

     BENEFICIAL INTEREST: As of August 31, 1997, two shareholders (who were also affiliates of the Investment Company) were record owners of approximately 22% and 14%, respectively, of the total outstanding shares of the Fund.



                                                               Annual Report  21

SSgA
SMALL CAP FUND

                                                                TAX INFORMATION
                                                    August 31, 1997 (Unaudited)

The Fund paid distributions of $.4133 per share from net long-term capital gains during its taxable year ended August 31, 1997. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $1,498,865 as capital gain dividends for its taxable year ended August 31, 1997.

Please consult a tax advisor for questions about federal or state income tax laws.


22  Annual Report

SSgA SMALL CAP FUND

Two International Place, 35th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
     Lynn L. Anderson, Chairman
     William L. Marshall
     Steven J. Mastrovich
     Patrick J. Riley
     Richard D. Shirk
     Bruce D. Taber
     Henry W. Todd

OFFICERS
     Lynn L. Anderson, President
     George W. Weber, Senior Vice President and Fund Treasurer
     J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
     State Street Bank and Trust Company
     225 Franklin Street
     Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
     State Street Bank and Trust Company
     1776 Heritage Drive
     North Quincy, Massachusetts  02171
     (800) 647-7327

DISTRIBUTOR
     Russell Fund Distributors, Inc.
     Two International Place, 35th Floor
     Boston, Massachusetts  02110
     (800) 997-7327

ADMINISTRATOR
     Frank Russell Investment Management Company
     909 A Street
     Tacoma, Washington  98402

LEGAL COUNSEL
     Goodwin, Procter & Hoar LLP
     Exchange Place
     Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
     Coopers & Lybrand L.L.P.
     One Post Office Square
     Boston, Massachusetts  02109


                                                               Annual Report  23

                                    SSgA-SM- FUNDS

                              ACTIVE INTERNATIONAL FUND


                                    Annual Report
                                   August 31, 1997


                                  Table of Contents

                                                                         Page

Chairman's Letter . . . . . . . . . . . . . . . . . . . . . . . . . . .    4

Portfolio Management Discussion . . . . . . . . . . . . . . . . . . . .    6

Report of Independent Accountants . . . . . . . . . . . . . . . . . . .    8

Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . .    9

Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . .   23

Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . .   24

Tax Information . . . . . . . . . . . . . . . . . . . . . . . . . . . .   29

Fund Management and Service Providers . . . . . . . . . . . . . . . . .   30



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA ACTIVE INTERNATIONAL FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1997. Over the past year, the Funds have grown to include seventeen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the Active International Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds opened three additional funds in fiscal 1997. These three asset allocation funds, called Life Solutions Funds, were opened on July 1, 1997. Each Life Solutions Fund seeks to achieve its investment objective by diversifying its assets in shares of certain Funds of the Investment Company, referred to as Underlying Funds.

The Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.

The Life Solutions Balanced Fund seeks a balance of growth of capital and income.

The Life Solutions Growth Fund seeks long-term growth of capital.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA Matrix Fund and the SSgA Small Cap Fund achieved five year track records. We are proud of our long-term record and look forward to having additional funds complete their five year anniversary.

SSGA is strategically growing by continuing to build an organization that delivers comprehensive services striving to meet your investment requirements. In an effort to compete in this ever-changing complex world, we focus on our expertise, our knowledge and our commitment to better serve your investment needs.

As Chairman and Chief Executive Officer of State Street Global Advisors which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA ACTIVE INTERNATIONAL FUND

MANAGEMENT OF THE FUNDS






                                 Nicholas A. Lopardo
                         Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Mr. Robert Rubano, Vice President, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA Active International Fund since its inception in March 1995. Mr. Rubano has been with State Street since 1990 as a portfolio manager of active international funds. He is a graduate of Boston University's MBA program with concentration in Finance and also holds an BA in Government and Mathematics from Bowdoin College. There are seven other portfolio managers working with Mr. Rubano.


                                                              Annual Report  5

SSgA ACTIVE INTERNATIONAL FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS



OBJECTIVE:   Provide long-term capital growth.

INVESTS IN:  Equity securities of foreign issuers.

STRATEGY:    Fund Managers will concentrate investments in holdings that are composed of, but not limited to, countries included in the Morgan Stanley Capital International Europe, Australia, Far East ("MSCI EAFE") Index. Through the use of our proprietary model, a quantitative selection process is used to select the best securities within each underlying country in the Index.

                                    [GRAPH]

DATES                 ACTIVE INTERNATIONAL FUND              MSCI  EAFE INDEX **
Inception*                              $10,000                          $10,000
    1995                                $10,890                          $10,933
    1996                                $11,567                          $11,794
    1997                                $11,703                          $12,862
--------------------------------------------------------------------------------

Total                                   $44,160                          $45,589
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


SSgA
  ACTIVE INTERNATIONAL FUND

Period Ended    Growth of       Total
  08/31/97       $10,000        Return
------------  ------------   ------------
1 Year        $  10,117          1.17%
Inception     $  11,703          6.54%+


MORGAN STANLEY CAPITAL INTERNATIONAL
  EUROPE, AUSTRALIA, FAR EAST INDEX (NET DIVIDEND)

Period Ended    Growth of       Total
  08/31/97       $10,000        Return
------------  ------------   ------------
1 Year        $  10,906          9.06%
Inception     $  12,862         10.59%+

SEE RELATED NOTES ON THE FOLLOWING PAGE.


PERFORMANCE REVIEW

The SSgA Active International Fund posted a 1.17% return for the fiscal year ended August 31, 1997. The Fund lagged the MSCI EAFE index, which returned 9.06% over the same period. The difference in return was primarily attributable to Japan.

PORTFOLIO HIGHLIGHTS

As noted above, exposure to Japanese securities was the primary source of the Fund's trailing returns. The Fund held an overweighting of 5% to Japan versus the Index. Over the period, the Japanese market lost over 11%, with most of this loss coming from the depreciation of the yen. At the end of August of 1996, the yen stood at 109 per dollar. At the end of August of 1997, the yen was at 120 per dollar. This 9% devaluation happened in the fourth quarter


6  Annual Report

SSgA ACTIVE INTERNATIONAL FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


of 1996 and into the first quarter of 1997. The Fund was additionally hurt by our lagging security selection within Japan. The Managers favor securities which are trading at attractive price multiples (price-to-book, price-to-earnings, etc.) with strong forecasted earnings growth rates. In Japan, these companies tend to be the smaller sized companies that are more domestically focused. Historically, these companies have fared much better than their larger counterparts. The recent economic turmoil in Japan has hurt the performance of the smaller sized companies as domestic demand fell off. As the Japanese economy continues to improve, these companies, and their shareholders, should be well rewarded.

Within Europe, the Fund favored investments in France and Germany, which were up over 17% and 22%, respectively. The Fund's weightings in France and Germany outperformed the respective local indexes in France and Germany through its stock selections. More recently, the Fund has been reducing its position in France as the Managers believe that the market is fairly priced given its price multiples and growth prospects. The Fund continues to favor investments in Germany, however profits have been taken and deployed elsewhere.

Throughout the fiscal year the Fund was well rewarded by its holdings in the emerging markets. During the period, the Fund maintained about a 5% overweighting to emerging markets versus the Index. Unfortunately, August was a very difficult month as currency devaluations in Southeast Asia sent tremors throughout all of the emerging markets. While the Fund's emerging markets holdings did add to its overall return, in general, the emerging markets fared worse than the developed markets.

The past twelve months have been very difficult for value investing which is the core principle on which the Fund's strategy is based. Value investing has significantly outperformed in the international markets over time and it will return to its winning ways.

TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)         AUGUST 31, 1997

Telecom Italia SPA                               1.8%
Ente Nazionale Idrocarburi SPA (Regd)            1.8
Norsk Hydro AS                                   1.5
Nippon Telegraph & Telephone Corp.               1.5
Novartis AG (Regd)                               1.3
Toyota Motor Corp.                               1.2
Elf Aquitaine SA                                 1.0
Deutsche Telekom AG                              1.0
RWE AG                                           0.8
Singapore Telecommunications, Ltd.               0.7

                                 --------------------


NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

    * The Fund commenced operations on March 7, 1994. Index comparison began March 1, 1994.

    ** Morgan Stanley Capital International Europe, Australia Far East Index is an index composed of an arithmetic, market value-weighted average of the performance of over 1,100 securities listed on the stock exchanges of the countries of Europe, Australia, and the Far East. The Index is calculated on a total-return basis, which includes reinvestment of net dividends after deduction of withholding taxes.

    +  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers. The Prospectus contains further information and details regarding these risks.


                                                              Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of the SSgA Funds:

We have audited the accompanying statement of assets and liabilities and statement of net assets of SSgA Funds Active International Fund (formerly The Seven Seas Series Active International Fund)(the "Fund"), as of August 31, 1997, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the two fiscal years in the period then ended, and for the period March 7, 1995 (commencement of operations) to August 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1997, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the two fiscal years in the period then ended and for the period March 7, 1995 (commencement of operations) to August 31, 1995 in conformity with generally accepted accounting principles.


Boston, Massachusetts                       /s/ COOPERS & LYBRAND L.L.P
October 7, 1997


8  Annual Report

SSgA

ACTIVE INTERNATIONAL FUND


                                                         STATEMENT OF NET ASSETS
                                                                 August 31, 1997

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                     ----------     ----------

COMMON STOCKS - 92.2%
AUSTRALIA - 0.8%
AAPC, Ltd.                                               39,400     $       23
Aberfoyle, Ltd.                                          10,100             25
Acacia Resources, Ltd. (a)                               14,400             16
Australia & New Zealand Bank Group, Ltd.                  2,800             20
Boral, Ltd.                                              13,300             39
Broken Hill Proprietary Co.                               6,400             80
Burswood Property Trust (Units)                          19,600             22
Caltex Australia                                          7,400             22
Coca-Cola Amatil, Ltd.                                    1,600             16
Foster's Brewing Group, Ltd.                             14,200             27
M.I.M. Holdings, Ltd.                                    31,200             37
National Australia Bank, Ltd.                             4,100             57
National Foods, Ltd.                                     17,900             25
National Mutual Holdings, Ltd.                           16,200             24
Normandy Poseidon                                        29,700             36
North Broken Hill Peko                                    2,400              8
Qantas Airways, Ltd.                                     11,000             24
Santos, Ltd.                                              6,800             32
Schroders Property Fund                                  16,100             26
Village Roadshow, Ltd.                                    7,000             19
Westfield Trust                                          17,900             33
Westpac Banking Corp.                                    10,700             62
                                                                    ----------

                                                                           673
                                                                    ----------

AUSTRIA - 3.1%
Austrian Airlines AG (a)                                 13,200            311
Bau Holding AG                                            1,300             80
Brau-Union Goess AG                                       3,100            174
BWT AG                                                    1,400            237
Creditanstalt-Bankverein                                  1,360             83
EA-Generali AG                                              800            188
Oester Elektrizita Class A                                4,300            292
OMV AG                                                    3,860            509
Perlmooser Zementwerke AG                                   970             57
Steyr-Daimler-Puch                                        7,800            231
Strabag Oesterreich AG                                    2,900            169
VA Technologie AG (BR)                                      400             73
Wienerberger Baustoff                                     1,000            194
                                                                    ----------

                                                                         2,598
                                                                    ----------

BELGIUM - 1.1%
Arbed S.A. NPV                                              400             53
CMB NPV                                                     800             52
Cobepa (Cie Belge)                                        1,200             50
Cofinimmo                                                   505             51
Credit Communal Holding Dexia NPV                           505             48
Electrabel NPV                                              500             98
Electrafina NPV                                             575             53
Fortis AG                                                   900            176
Generale de Banque NPV                                      300            112
PetroFina SA NPV                                            200             71
Societe Generale de Belgique NPV                            600             53
Sofina NPV                                                   20             12
Tractebel Investments International NPV                     325            130
                                                                    ----------

                                                                           959
                                                                    ----------

CANADA - 1.6%
Air Canada, Inc. (a)                                      9,800             77
Bank of Montreal                                            600             23
Bank of Nova Scotia Halifax                               2,700            117
Cameco Corp.                                                800             28
Edperbrascan Corp. Class A (a)                            3,700             63
George Weston, Ltd.                                       1,200             81
Inmet Mining Corp. (a)                                   11,600             65
IPL Energy, Inc.                                          2,200             79
IPSCO, Inc.                                               1,500             63
Mitel Corp. NPV (a)                                      12,100             84
National Bank of Canada                                   5,700             73


                                                              Annual Report  9

SSgA
ACTIVE INTERNATIONAL FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                     ----------     ----------

Northern Telecom, Ltd.                                      600     $       60
PanCanadian Petroleum, Ltd.                               1,300             24
Placer Dome, Inc.                                         3,300             55
Power Corporation of Canada                                 600             16
Rio Algom, Ltd.                                             500             12
Shell Canada, Ltd. Class A                                4,100             66
Slocan Forest Products, Ltd.                              3,100             26
Southam, Inc.                                             3,900             72
Stelco, Inc. Series A                                     8,800             75
TELUS Corp.                                               4,400             87
The Seagram Co., Ltd.                                     1,500             52
Transalta Corp.                                             900             11
TransCanada Pipelines, Ltd.                               2,200             42
                                                                    ----------

                                                                         1,351
                                                                    ----------

COLOMBIA - 0.8%
Banco Ganadero SA Class B - ADR                          10,900            395
Banco Industrial Colombiano SA - ADR                      5,600             98
Cementos Diamante SA - GDR                               14,300            178
                                                                    ----------

                                                                           671
                                                                    ----------

CZECH REPUBLIC - 0.8%
CEZ (a)                                                   6,600            205
Cokoladovny AS                                              300             44
Inzenyrske a Prumyslove Stavby AS                         1,100              8
SPT Telecom AS (a)                                        2,800            351
Unipetrol AS (a)                                         16,500             70
                                                                    ----------

                                                                           678
                                                                    ----------

FRANCE - 8.4%
Assurances Generales de France                            5,900            211
Banque Nationale Paris                                    8,348            356
Casino Guich-Perr                                         7,900            393
CGIP                                                      1,369            383
Chargeurs International SA                                4,050            240
Compagnie Bancaire SA                                     2,273            250
Credit Lyonnais Cert d'Invest. (a)                        3,700            200
Elf Aquitaine SA                                          7,669            852
Eurafrance                                                  581            220
Eurotunnel/Euro SA Units (a)                            182,400            212
Finextel (Soc. Fin.)                                      2,142             37
Galeries Lafayette                                          450            164
Gascogne                                                  1,141            100
Groupe Andre SA (a)                                       1,634            150
GTM - Entrepose                                           6,413            356
L'Oreal (Societe)                                         1,200            428
Labinal                                                     800            191
Lyonnais Eaux Dumez                                       4,175            420
Peugeot SA                                                4,625            519
Renault (a)                                               4,100            104
S.A.T. Telecommunications                                   450            115
Sanofi SA                                                 3,982            382
Schneider SA                                              4,450            237
Scor SA                                                   1,450             60
Sommer Allibert                                           4,850            172
Usinor Sacilor                                           15,812            273
                                                                    ----------

                                                                         7,025
                                                                    ----------

GERMANY - 8.7%
AGIV AG fuer Industrie und Verkehrswesen (a)              9,200            214
Allianz AG (Regd)                                         2,700            597
AMB - Aachener & Muenchener Beteiligung (Regd)              350            285
Bankgesellschaft Berlin AG                               12,200            299
BASF AG                                                  15,350            526
Bayer AG                                                    400             15
Bayer Motoren Werk                                          450            319
Bayerische Vereinsbank AG                                 9,750            506
Continental AG                                           10,300            250
Daimler-Benz AG                                           2,350            176


10  Annual Report

SSgA
ACTIVE INTERNATIONAL FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                     ----------     ----------

DBV Holding AG (Regd)                                       750     $      274
Deutsche Lufthansa AG                                    15,750            316
Deutsche Telekom AG                                      39,850            795
Dyckerhoff AG                                               500            175
Hamburgische Electricitaets Werke AG                        900            219
Holsten Brauere AG                                        1,000            222
IKB Deutsche Industriebank AG (a)                        15,600            321
Kolbenschmidt AG (a)                                     13,150            200
Papierwerke Waldore                                       1,150            212
Rheinmetall Berlin                                        1,150            204
SAP AG                                                      650            143
Schmalbach Lubeca AG                                        850            176
Siemens AG                                                5,000            307
Suddeutsche Zucker AG                                       350            160
Victoria Holding AG (Regd)                                  150            128
Volkswagen International AG 1998 Warrants (a)               650            257
                                                                    ----------

                                                                         7,296
                                                                    ----------

HONG KONG - 5.6%
Asia Satellite Telecommunications Holdings, Ltd.         77,000            215
Cathay Pacific Airways                                  149,000            243
Cheung Kong Holdings, Ltd.                               56,000            593
China Light & Power                                      22,500            104
Dickson Concepts International, Ltd.                     69,000            262
Great Eagle Holdings                                     70,751            208
Guoco Group, Ltd.                                        44,000            171
Hang Lung Development Co.                               168,000            304
Hang Seng Bank                                           12,700            153
Hong Kong Electric Holding, Ltd.                         64,000            224
Hong Kong Land Holdings, Ltd. (a)                        14,173             41
Hong Kong Telecommunications, Ltd.                      119,287            251
Hutchison Whampoa, Ltd.                                  38,000            316
Jardine International Motor                              44,000             50
Kumagai Gumi Hong Kong                                  269,000            505
Lai Sun Garment International                           114,000            138
Sun Hung Kai Properties, Ltd.                            17,000            193
Tai Cheung Holdings                                     301,000            223
Wing Lung Bank                                           37,640            231
Yue Yuen Industrial Holdings                            110,200            247
                                                                    ----------

                                                                         4,672
                                                                    ----------

INDIA - 0.5%
Arvind Mills, Ltd.                                       14,700             45
Ashok Leyland, Ltd.                                      19,800             40
Bharat Heavy Electricals, Ltd. (a)                        3,900             41
Bharat Petroleum Corp., Ltd.                              1,800             21
Colgate-Palmolive Co.                                     4,800             41
Finolex Cables, Ltd.                                     10,500             37
Industrial Development Bank                              17,700             48
ITC, Ltd.                                                 2,100             28
Madras Refineries, Ltd.                                  16,100             22
Mahanagar Telephone Nigam, Ltd.                           4,300             28
Reliance Industries, Ltd.                                 5,100             46
Tata Engineering & Locomotive Co., Ltd.                   1,100             10
Tata SSL, Ltd.                                            7,800             39
Videsh Sanchar Nigam, Ltd.                                1,000             26
                                                                    ----------

                                                                           472
                                                                    ----------

ITALY - 7.8%
Assicurazioni Generali SPA                                8,800            185
Banca Commerciale Italiana                               77,000            192
Banca Pop di Bergamo CV                                   4,000             54
Banca Pop di Milano                                      31,000            165
Banco Ambrosiano Veneto di Risp                         108,300            237
Burgo (Cartiere) SPA                                     32,000            182
Comau Finanziaria SPA                                    62,000            193
Compagnia Assicuratrice Unipol 1999 Warrants (a)         15,200              5


                                                             Annual Report  11

SSgA
ACTIVE INTERNATIONAL FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                     ----------     ----------

Danieli & Co. di Risp                                    14,000     $       50
Ente Nazionale Idrocarburi SPA (Regd)                   263,400          1,469
Fiat SPA di Risp                                        309,980            517
I.F.I.L. Risp NC                                        131,000            221
Istituto Mobiliane Italiano SPA                          34,000            316
Istituto Nazionale Delle Assicurazioni                   62,000             90
Pirelli & Co.                                            78,000            114
R.A.S. di Risp                                           58,500            290
Recordati di Risp                                        36,000            139
Sirti SPA                                                44,000            235
SNIA BPD di Risp NC                                     109,000             75
Telecom Italia Mobile SPA - di Risp                      92,000            154
Telecom Italia SPA (a)                                  419,825          1,481
Toro Assicurazioni                                       16,000            198
                                                                    ----------

                                                                         6,562
                                                                    ----------

JAPAN - 27.1%
Acom Co., Ltd.                                            6,700            316
Aichi Machine Industries                                 23,000            122
Alinco, Inc.                                             25,000            215
Amada Co., Ltd.                                          36,000            243
Amada Metrecs Co.                                        29,000            238
Amada Sonoike Co.                                        37,000            125
Aoyama Trading Co.                                       12,900            346
Asahi Bank, Ltd.                                         39,000            282
Asahi Denka Kogyo                                        31,000            167
Atsugi Nylon Industry                                    76,000            179
Bank Of Tokyo - Mitsubishi, Ltd.                         27,000            490
Brother Industries                                       51,000            177
Bunka Shutter Co.                                        54,000            270
Canon, Inc.                                               2,000             55
Chubu Electric Power Co., Inc.                            4,000             67
Chugoku Electric Power                                    5,700             92
Chuo Trust & Banking                                     11,000             50
Citizen Watch Co., Ltd.                                  30,000            231
Dai Ichi Katei Denki (a)                                 35,000             53
Daishinku Corp.                                          17,000            125
Daiwa Bank                                               70,000            368
Eiden Sakakiya Co., Ltd.                                 16,000            111
Fuji Bank, Ltd.                                          14,000            170
Fujisawa Pharmaceutical                                  25,000            242
Fujita Corp.                                            168,000            143
Glory, Ltd.                                              11,000            207
Gun-Ei Chemical Industry Co.                             83,000            169
Gunze, Ltd.                                              29,000            111
Hisamitsu Pharmaceutical Co.                             20,000            141
Hitachi Transportation Systems                           19,000            167
Hitachi, Ltd.                                            19,000            175
Hokkai Can Co.                                           29,000            115
Hokkaido Takushoku Bank, Ltd.                           130,000            131
Hokuriku Bank                                            97,000            299
Hokuriku Electric Power                                   8,600            140
Honda Motor Co., Ltd.                                    15,000            462
Inabata & Co.                                            30,000            188
Intec, Inc.                                              14,000            159
Itochu Fuel Corp.                                        52,000            211
Japan Energy Corp.                                      139,000            245
Joshin Denki Co.                                         12,000             85
Kawasho Corp.                                            48,000            116
Kayaba Industry Co., Ltd.                                68,000            242
Keiyo Bank, Ltd.                                          6,000             21
Kinseki                                                  14,000            144
Kiyo Bank                                                87,000            216
Kurabo Industries                                       107,000            226
Life Co., Ltd.                                           53,000            104
Makita Corp.                                             21,000            287
Matsushita Electric Industrial Co., Ltd.                 21,000            386
Minolta Camera Co.                                       41,000            234
Mitsubishi Gas & Chemical                                50,000            189
Mitsuboshi Belting                                       56,000            179
Mitsui Petrochemical Industry                            65,000            223


12  Annual Report

SSgA
ACTIVE INTERNATIONAL FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                     ----------     ----------

Miyuki Keori Co., Ltd.                                   21,000     $      115
Mizuno Corp.                                             28,000            140
Morita Corp.                                             25,000             82
New Japan Securities Co. (a)                             58,000            110
Nichia Steel Works                                       30,800            135
Nichicon Corp.                                           27,000            333
Nichiei Construction                                     19,000             76
Nichimo Co.                                              12,000             31
Nippon Carbon Co. (a)                                    96,000            219
Nippon Chemi-Con Co., Ltd.                               45,000            209
Nippon Conlux Co.                                        49,000            252
Nippon Credit Bank                                      100,000            171
Nippon Hume Pipe                                         33,000            111
Nippon Oil Co.                                           74,000            330
Nippon Shinpan Co.                                       46,000            111
Nippon Suisan (a)                                       114,000            255
Nippon Telegraph & Telephone Corp.                          128          1,198
Nippon Valqua Industries                                 34,000             94
Nissan Motor Co., Ltd.                                   68,000            438
Nisshinbo Industries, Inc.                               39,000            252
Nissho Corp.                                             15,000            139
Nittoc Construction Co.                                  19,000             61
Noritz Corp.                                              3,000             29
Okabe Co.                                                21,000            116
Ono Pharmaceutical                                        1,000             31
Optec Dai-Ichi Denko                                     45,000            108
Orient Corp.                                             45,000            143
Ryoden Trading Co.                                       23,000            133
Ryosan Co.                                               11,000            221
Sakura Bank, Ltd.                                        29,000            170
Sanshin Electronics                                      13,000            213
Sanwa Bank                                               12,000            149
Sanyo Shinpan Finance Co.                                 4,000            222
Sanyo Special Steel Co.                                  78,000            149
Seino Transportation                                     24,000            238
Sekisui House, Ltd.                                      33,000            311
Senshukai Co.                                            32,000            252
Settsu Corp. (a)                                        109,000             92
Shin Meiwa Industries                                    12,000             64
Shinko Shoji Co.                                         10,000             96
Showa Denko (a)                                         128,000            248
Sintokogio                                               22,000            126
Sony Corp.                                                1,600            139
Sumisho Computer Systems Corp.                           15,000            265
Sumitomo Bank                                            13,000            192
Suntelephone Co.                                          2,000             11
Takiron Co., Ltd.                                        32,000            103
Tanabe Seiyaku Co.                                       34,000            255
Tenma Corp.                                              13,000            186
Toda Kogyo Corp.                                         28,000            151
Toenec Corp.                                             46,000            194
Tokyo Electric Power                                      4,000             76
Tokyo Style Co.                                          21,000            247
Tokyo Tatemono Co., Ltd.                                 67,000            294
Toyo Information Systems                                 11,000            148
Toyo Trust & Banking                                      6,000             49
Toyota Motor Corp.                                       37,000            965
Uchida Yoko Co.                                          34,000            113
Uniden Corp.                                             28,000            392
Victor Co. of Japan                                      27,000            326
Yamaha Motor Co.                                         23,000            207
                                                                    ----------

                                                                        22,735
                                                                    ----------

NETHERLANDS - 0.3%
ABN Amro Holdings NV                                      4,564             90
Stad Rotterdam CVA                                        1,550             74
Van Ommeren (Kon) CVA                                     1,412             58
                                                                    ----------

                                                                           222
                                                                    ----------

NORWAY - 4.2%
Aker AS Series B                                         11,280            174
Bergesen DY AS Series B                                  11,000            291


                                                             Annual Report  13

SSgA
ACTIVE INTERNATIONAL FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                     ----------     ----------

Christiania Bank OG Kreditkasse                         119,700     $      409
Den Norske Creditbank AS                                 67,700            277
Det Norske Luftfartselskap AS Series B                   11,956            171
Helikopter Services Group ASA                             8,100            101
Kvaerner Industries AS Series A                           1,600             85
Kvaerner Industries AS Series B                           3,300            161
Norsk Hydro AS                                           22,400          1,215
Norske Skogindustrier AS Class A                          9,100            338
Nycomed ASA Series B                                     11,089            202
Saga Petroleum AS Series A                                5,000            105
                                                                    ----------

                                                                         3,529
                                                                    ----------

PAKISTAN - 0.9%
Cherat Cement Co., Ltd.                                  21,500             10
Dewan Salmon Fibre                                       80,500             59
Engro Chemical                                           12,500             48
Fauji Fertilizer                                         39,500             88
Hub Power Co., Ltd. - GDR (a)                           143,000            170
Ici Pakistan                                            117,500             67
Karachi Electric (a)                                     75,500             41
Muslim Commercial (a)                                    22,500             21
Pakistan State Oil                                       13,000            114
Pakistan Telecom Corp. Series A                          93,000             84
Sui Northern Gas Pipelines (a)                           29,900             25
Sui Southern Gas Co., Ltd. (a)                           57,500             39
                                                                    ----------

                                                                           766
                                                                    ----------

PHILIPPINES - 1.4%
Ayala Corp. Class B                                     141,500             66
EEI Corp. (a)                                           210,000             16
Empire East Land Holdings, Inc. (a)                     704,000             54
First Philippine Holdings Class B                        72,100             73
Guoco Holdings                                          322,000             21
JG Summit Holdings, Inc. Series B                       608,000             76
Manila Electric Co. Class B                              29,400             99
Megaworld Properties & Holdings, Inc. (a)               972,000             63
Metropolitan Bank & Trust Co.                             3,500             38
Petron Corp.                                            368,000             52
Philex Mining Corp. Class B (a)                         388,000             26
Philippine Long Distance Telephone Co.                    9,400            237
Philippine National Bank (a)                             15,200             66
Pilipino Telephone Corp. (a)                             82,800             26
Robinson's Land Corp. Class B (a)                       274,600             22
San Miguel Corp. Class B                                 43,800             72
Security Bank Corp. (a)                                  54,400             46
SM Prime Holdings                                       158,000             32
Universal Robina                                        171,000             50
                                                                    ----------

                                                                         1,135
                                                                    ----------

POLAND - 1.1%
Agros Holdings Series C (a)                               1,660             47
Bank Gdanski (a)                                          2,835             31
Bank Handlowy W. Warszawie (a)                           13,495            170
Bank Inicjatyw Gospodarczych                             38,335             45
Bank Rozwoju Eksportu SA                                  1,650             33
Bank Slaski SA                                              860             64
Banka Przemyslowo                                         1,125             62
Debica S.A.                                               3,015             84
Elektrim                                                  5,870             54
Exbud SA (a)                                              3,120             37
Fabryka Kotlow Rafako SA (a)                              8,005             25
Gorazdze SA                                                 610             25
Huta Szkla Gospodarczego Irena                            4,935             26
Mostostal Export SA                                      11,290             37
Okocimskie Zaklady Piwowarskie SA (a)                    10,605             52
Polifarb (a)                                              6,220             35
ROLIMPEX SA Series A (a)                                  6,911             27
STALEXPORT SA Series A                                    5,720             52
                                                                    ----------

                                                                           906
                                                                    ----------


14  Annual Report

SSgA
ACTIVE INTERNATIONAL FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                     ----------     ----------

PORTUGAL - 0.0%
Electricidade de Portugal SA                              2,200     $       34
                                                                    ----------

                                                                            34
                                                                    ----------

SINGAPORE - 5.2%
Development Bank of Singapore, Ltd. (Alien Market)       32,000            338
Far East Levingston                                      16,000             41
Fraser & Neave                                           59,000            312
Hai Sun Hup Group                                       153,000             98
Haw Par Brothers International, Ltd.                     24,000             46
Jardine Strategic Holdings, Ltd. (a)                     69,000            255
Keppel Bank                                             102,000            213
Keppel Bank 2000 Warrants (a)                             7,250              5
Mandarin Oriental International, Ltd. (a)               267,464            300
Metro Holdings, Ltd.                                     56,400            160
Neptune Orient Lines, Ltd.                              199,000            150
Overseas Chinese Banking (Alien Market)                  53,672            418
Overseas Union Bank (Alien Market)                       31,000            140
Singapore Airlines, Ltd. (Alien Market)                  60,000            436
Singapore Land                                           57,000            252
Singapore Telecommunications, Ltd.                      411,000            600
United Engineers                                         35,000             40
United Industrial Corp., Ltd.                           452,000            309
United Overseas Land                                    229,000            266
                                                                    ----------

                                                                         4,379
                                                                    ----------

SOUTH KOREA - 1.5%
Cheil Industrial, Inc.                                    4,150             46
Daelim Industrial Co.                                     5,418             47
Daewoo Corp.                                              7,950             63
Haitai Confectionery Co., Ltd.                            5,670             41
Haitai Electronics Co.                                    4,041             23
Korea Electric Power Corp.                                4,030            105
Korea First Bank                                          9,640             38
Korea International Trust - IDR (a)                         18*            558
Korean Air (a)                                            2,690             41
Kwang Ju Bank                                             8,010             36
LG Information &
  Communication, Ltd.                                       810             85
LG Information & Communication, Ltd. Rights (a)             810              2
Orion Electric Co.                                        4,069             45
Tongyang Investment & Finance Corp.                       4,430             38
Tongyang Nylon Co.                                        2,356             66
                                                                    ----------

                                                                         1,234
                                                                    ----------

SWITZERLAND - 4.1%
Baloise Holdings (Regd)(a)                                   30             78
Boe Cart Vaudoise (BR)                                      220             55
Bobst AG (BR)                                                50             77
CS Holdings (Regd)                                          470             56
Fischer (Georg) AG (Regd)                                   180             48
Forbo Holding AG (Regd)                                     425            176
Gotthard Bank Class B (BR)                                  325            166
Helvetia Patria Holding Co. (Regd.)                         285            172
Hero (BR)                                                   395            204
Jelmoli Holding AG (Regd)                                   710            110
Nestle SA (Regd)                                            146            170
Novartis AG (Regd.)                                         745          1,055
Pargesa Holdings SA (BR)                                    135            159
Roche Holdings Genusscheine AG NPV                           60            506
Schweiz Bankgesellsch (BR)                                  305            302
Winterthur (Regd)                                            80             70
                                                                    ----------

                                                                         3,404
                                                                    ----------


                                                             Annual Report  15

SSgA
ACTIVE INTERNATIONAL FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                     ----------     ----------

THAILAND - 1.2%
Advanced Information Services (Alien Market)             13,000     $       61
Asia Credit Public Co., Ltd. PLC (Alien Market)           8,000             20
Bangchak Petroleum                                       52,200             15
Bangkok Bank (Alien Market)                               6,500             32
Bangkok Expressway PLC (Alien Market)(a)                 95,500             81
Bank of Ayudhya (Alien Market)                           17,200             27
Electricity Generating PLC (Alien Market)                43,100             76
Finance One Public Co., Ltd. (Alien Market)(a)           31,600              3
First Bangkok City Bank PLC (Alien Market)               27,800             20
Industrial Finance Corp. of Thailand (Alien Market)      10,700              8
MDX PLC (Alien Market)(a)                                25,000              3
National Finance & Securities (Alien Market)             54,200             31
PTT Exploration & Production PLC (Alien Market)           9,600            102
Shinawatra Satellite PLC (Alien Market)                  20,200             14
Siam Cement Co. (Alien Market)                            2,100             32
Siam City Bank PLC (Alien Market)                        95,200             23
Siam Commercial Bank PLC (Alien Market)                   7,800             20
Tanayong (Alien Market)(a)                               24,100             13
TelecomAsia (Alien Market)(a)                           190,500            167
Thai Farmers Bank (Alien Market)                         34,100             98
Thai Petrochemical Industry PLC (Alien Market)          171,800             54
Thai Telephone & Communication Co. (Alien Market)(a)     49,000             15
Thai-German Ceramic Industry PLC (Alien Market)(a)       17,200              7
TPI Polene PLC (Alien Market)                            25,800              5
United Communications Industries (Alien Market)          21,000             66
                                                                    ----------

                                                                           993
                                                                    ----------

UNITED KINGDOM - 6.0%
Abbey National PLC                                       13,200            177
Amec PLC                                                 61,500            142
Amersham International PLC                                1,400             44
ASDA-MFI Group PLC                                       30,800             72
Associated British Foods PLC                              7,600             64
Bank of Scotland Governor & Co. PLC                      27,400            184
Barclays Bank PLC                                        13,622            309
British Airways PLC                                      17,000            177
British Land Co. PLC                                     10,800            100
British Petroleum Co. PLC                                 3,953             55
British Telecom PLC                                      35,800            231
Burton Group PLC                                         76,400            150
Commercial Union Assurance Co. PLC                       16,500            198
Courtaulds Textile Co. PLC                               29,800            159
General Accident PLC                                     10,000            147
Glaxo Wellcome PLC                                        2,600             51
Greenalls Group PLC                                       5,400             41
Guardian Royal Exchange PLC                              27,800            122
Hambros PLC                                              39,100            146
Hammerson Property PLC                                   12,200             92
Hanson PLC (a)                                           13,587             65
HSBC Holdings PLC                                         3,400            105
Kwik Save Group PLC                                      29,200            151
Land Securities PLC                                       7,500            109
Lloyds TSB Group PLC                                      2,800             32
Marley, Ltd. PLC                                         81,000            146
MEPC PLC                                                 11,100             84
Mirror Group News PLC                                    13,000             43
Royal & Sun Alliance Insurance Group PLC                 20,167            165


16  Annual Report

SSgA
ACTIVE INTERNATIONAL FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                     ----------     ----------

Royal Bank of Scotland Group PLC                            145     $        1
Schroders, Ltd. PLC                                       6,000            182
Severn Trent PLC (a)                                     11,314            160
Simon Engineering PLC (a)                               253,000            156
Slough Estates PLC                                       30,900            159
Smith & Nephew PLC                                       27,876             79
SmithKline Beecham PLC (a)                               22,600            196
South West Water PLC                                      4,900             64
T & N PLC                                                62,700            164
Yorkshire Water PLC                                      16,169            116
Zeneca Group PLC                                          6,800            217
                                                                    ----------

                                                                         5,055
                                                                    ----------

TOTAL COMMON STOCKS
(cost $82,255)                                                          77,349
                                                                    ----------

PREFERRED STOCKS - 3.7%
Australia - 0.1%
News Corp., Ltd.                                         19,700             75
Sydney Harbour Casino Holdings, Ltd. (a)                 18,700             25
                                                                    ----------

                                                                           100
                                                                    ----------

AUSTRIA - 1.4%
Allgemeine Baugesellschaft                                2,400             75
Bank Austria AG (a)                                         945             36
Bau Holdings AG                                           1,800             87
Creditanstalt-Bankverein                                  8,120            397
EA Generali AG                                              500             52
Z Landerbank Bank Austria AG                             14,100            539
                                                                    ----------
                                                                         1,186
                                                                    ----------

BELGIUM - 0.1%
Cockerill Sambre (a)                                     12,000             50
                                                                    ----------

                                                                            50
                                                                    ----------

BRAZIL - 0.0%
Banco Nacional SA MPV (a)(d)                            871,000              0
                                                                    ----------

                                                                             0
                                                                    ----------

GERMANY - 1.8%
Axa Colonia Konzern AG NV                                 2,600            216
Draegerwerk AG                                            9,100            192
Dyckerhoff AG                                               233             80
ProSieben Media AG NV (a)                                 1,950             88
RWE AG                                                   16,300            628
Volkswagen AG                                               650            349
                                                                    ----------

                                                                         1,553
                                                                    ----------

ITALY - 0.0%
Fiat SPA                                                 11,880             18
                                                                    ----------

                                                                            18
                                                                    ----------

JAPAN - 0.3%
Sakura Bank                                              16,000            256
                                                                    ----------

                                                                           256
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $2,828)                                                            3,163
                                                                    ----------

                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------

LONG-TERM INVESTMENTS - 0.2%
ITALY - 0.2%
Italy, Republic of (conv.)(a)
 5.000% due 06/28/01                                 $      150            151
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $150)                                                                151
                                                                    ----------


                                                             Annual Report  17

SSgA
ACTIVE INTERNATIONAL FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                     ----------     ----------

SHORT-TERM INVESTMENTS - 2.1%
GERMANY - 0.1%
German Time Deposit                                  DEM    175     $       97
                                                                    ----------

                                                                            97
                                                                    ----------

UNITED STATES - 2.0%
Dreyfus Cash Management Plus, Inc.
  Money Market Fund (b)                              $       69             69
Valiant Money Market Fund
  Class A (b)                                             1,625          1,625
                                                                    ----------

                                                                         1,694
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $1,795)                                                            1,791
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $87,028)(c) - 98.2%                                $   82,454

OTHER ASSETS AND LIABILITIES, NET - 1.8%                                 1,476
                                                                    ----------

NET ASSETS - 100.0%                                                 $   83,930
                                                                    ----------
                                                                    ----------


(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) See Note 2 for federal income tax information.
(d) The Board of Trustees has estimated the value of the Fund's holdings at zero. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.

ABBREVIATIONS:
ADR - American Depositary Receipt
BR - Bearer
GDR - Global Depositary Receipt
IDR - International Depositary Receipt
NPV - No Par Value
PLC - Public Limited Company
*   Reflected in units. 1 IDR unit = 1,000 shares

FOREIGN CURRENCY ABBREVIATIONS:
DEM - German mark

The accompanying notes are an integral part of the financial statements.


18  Annual Report

SSgA
ACTIVE INTERNATIONAL FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                         % OF          MARKET
                                                         NET           VALUE
       INDUSTRY DIVERSIFICATION                         ASSETS         (000)
--------------------------------------               ----------     ----------

Basic Industries                                            5.9%    $    4,953
Capital Goods                                               8.1          6,767
Consumer Basics                                             8.0          6,764
Consumer Durable Goods                                      8.4          7,026
Consumer Non-Durables                                       6.2          5,214
Consumer Services                                           2.4          2,021
Energy                                                      7.7          6,483
Finance                                                    22.9         19,231
General Business                                            2.2          1,865
Miscellaneous                                               6.3          5,258
Shelter                                                     3.8          3,155
Technology                                                  2.5          2,086
Transportation                                              1.7          1,466
Utilities                                                   9.8          8,223
Long-Term Investments                                       0.2            151
Short-Term Investments                                      2.1          1,791
                                                     ----------     ----------

Total Investments                                          98.2         82,454
Other Assets and Liabilities, Net                           1.8          1,476
                                                     ----------     ----------

NET ASSETS                                                100.0%    $   83,930
                                                     ----------     ----------
                                                     ----------     ----------

                                                         % OF          MARKET
                                                         NET           VALUE
     GEOGRAPHIC DIVERSIFICATION                         ASSETS         (000)
--------------------------------------               ----------     ----------

Europe                                                     52.2%    $   43,814
Japan                                                      27.4         22,991
Pacific Basin                                              15.7         13,187
Short-Term Investments                                      2.1          1,791
Latin America                                               0.8            671
                                                     ----------     ----------

Total Investments                                          98.2         82,454
Other Assets and Liabilities, Net                           1.8          1,476
                                                     ----------     ----------

NET ASSETS                                                100.0%    $   83,930
                                                     ----------     ----------
                                                     ----------     ----------


The accompanying notes are an integral part of the financial statements.

                                                             Annual Report  19

SsgA
ACTIVE INTERNATIONAL FUND

                                                                                          STATEMENT OF ASSETS AND LIABILITIES

                                                                                                              August 31, 1997

                                                                                                                Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)

ASSETS
Investments at market (identified cost $87,028)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . .      $       82,454
Foreign currency holdings (identified cost $8,556) . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,553
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 145
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,631
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 234
  Foreign taxes recoverable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  75
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  22
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              94,114

LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        9,646
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 392
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 115
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  31
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,184
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       83,930
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          382
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,630
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (4,574)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  73
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   8
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              84,411
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       83,930
                                                                                                              --------------
                                                                                                              --------------


NET ASSET VALUE, offering and redemption price per share:
  ($83,929,646 divided by 7,733,663 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        10.85
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.


20  Annual Report

SsgA
ACTIVE INTERNATIONAL FUND


                                                                                                      STATEMENT OF OPERATIONS
                                                                                    For the Fiscal Year Ended August 31, 1997


                                                                                                                Amounts in
                                                                                                                thousands

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $167). . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,359
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 100
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,459

EXPENSES (Notes 2 and 4):
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          517
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  43
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 209
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  25
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  20
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  37
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  21
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  66
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   9
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  15
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 964
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                (275)
                                                                                          --------------


     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 689
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 770
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,975
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (10)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                (171)              3,794
                                                                                          --------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (4,996)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                  66              (4,930)
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,136)
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $         (366)
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.


                                                             Annual Report  21

SsgA
ACTIVE INTERNATIONAL FUND

                                                                                          STATEMENTS OF CHANGES IN NET ASSETS
                                                                                        For the Fiscal Years Ended August 31,


                                                                                                 Amounts in thousands

                                                                                             1997                 1996
                                                                                        -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $            770    $            455
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,794               1,802
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .              (4,930)               (651)
                                                                                        -----------------   -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .                (366)              1,606
                                                                                        -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,078)             (1,442)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .                (342)                 --
                                                                                        -----------------   -----------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .              (1,420)             (1,442)
                                                                                        -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .              31,121              29,245
                                                                                        -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              29,335              29,409

NET ASSETS
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              54,595              25,186
                                                                                        -----------------   -----------------
  End of year (including undistributed net investment income of
     $382 and $524, respectively). . . . . . . . . . . . . . . . . . . . . . . . . .    $         83,930    $         54,595
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------




FUND SHARE TRANSACTIONS                                        1997                                    1996
                                               -------------------------------------   -------------------------------------
                                                    SHARES              DOLLARS              SHARES              DOLLARS
                                               -----------------   -----------------   -----------------   -----------------

Proceeds from shares sold. . . . . . . .                   7,392   $          81,716               3,713   $          40,966
Proceeds from reinvestment
  of distributions . . . . . . . . . . .                      95               1,032                 129               1,337
Payments for shares redeemed . . . . . .                  (4,736)            (51,627)             (1,173)            (13,058)
                                               -----------------   -----------------   -----------------   -----------------

Total net increase (decrease). . . . . .                   2,751   $          31,121               2,669   $          29,245
                                               -----------------   -----------------   -----------------   -----------------
                                               -----------------   -----------------   -----------------   -----------------

The accompanying notes are an integral part of the financial statements.


22  Annual Report

SsgA
ACTIVE INTERNATIONAL FUND

                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.


                                                                                         1997           1996           1995*
                                                                                    ----------     ----------     ----------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . . . . . . . . . .      $    10.96     $    10.89     $    10.00
                                                                                    ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . .             .10            .36            .03
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . .             .03            .28            .86
                                                                             .      ----------     ----------     ----------

    Total Income From Investment Operations. . . . . . . . . . . . . . . . . .             .13            .64            .89
                                                                                    ----------     ----------     ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . .            (.18)          (.57)            --
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . .            (.06)            --             --
                                                                                    ----------     ----------     ----------

    Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . .            (.24)          (.57)            --
                                                                                    ----------     ----------     ----------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . . . . . . . . . .      $    10.85     $    10.96     $    10.89
                                                                                    ----------     ----------     ----------
                                                                                    ----------     ----------     ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1.17           6.22           8.90

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of year ($000 omitted) . . . . . . . . . . . . . . . . . . .          83,930         54,595         25,186

  Ratios to average net assets (%)(b):
    Operating expenses, net (c). . . . . . . . . . . . . . . . . . . . . . . .            1.00           1.00           1.79
    Operating expenses, gross (c). . . . . . . . . . . . . . . . . . . . . . .            1.40           1.47           2.56
    Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . .            1.12           1.16           1.11

  Portfolio turnover (%)(b). . . . . . . . . . . . . . . . . . . . . . . . . .           48.29          22.02           7.17
  Per share amount of expense reductions ($ omitted)(c). . . . . . . . . . . .           .0366          .1459          .0207
  Average commission rate paid per share of
    security ($ omitted)(d). . . . . . . . . . . . . . . . . . . . . . . . . .           .0030          .0021            N/A


*   For the period March 7, 1995 (commencement of operations) to
    August 31, 1995.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1995 are annualized.
(c) See Note 4 for current period amounts.
(d) In certain foreign markets the relationship between the translated U.S. dollar price per share of security and commission paid per share of security may vary from that of domestic markets.


                                                             Annual Report  23

SSgA
ACTIVE INTERNATIONAL FUND


                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1997

1.  ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of August 31, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA Active International Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    SECURITY VALUATION: International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

    The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

    INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

    Amortization and accretion: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

    FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.


24  Annual Report

SSgA
ACTIVE INTERNATIONAL FUND


                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    It is the Fund's intention to qualify as a regulated investment company as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore the Fund paid no federal income taxes and no federal income tax provision was required. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $100,182 incurred from November 1, 1996 to August 31, 1997, and treat it as arising in fiscal year 1998.

    The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1997 are as follows:

                                                                       NET
                                                                    UNREALIZED
      FEDERAL TAX         UNREALIZED          UNREALIZED           APPRECIATION
         COST            APPRECIATION       (DEPRECIATION)        (DEPRECIATION)
      -------------     --------------     ---------------        --------------
      $  87,388,761     $   6,031,874      $  (10,966,515)        $  (4,934,641)

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

    The following reclassifications have been made to reflect activity for the fiscal year ended August 31, 1997:


      UNDISTRIBUTED       ACCUMULATED         ADDITIONAL
      NET INVESTMENT      NET REALIZED         PAID-IN
          INCOME          GAIN (LOSS)          CAPITAL
      --------------      ------------        ----------
      $   166,000         $  (160,000)        $  (6,000)

    EXPENSES: Most expenses can be directly attributed to the individual Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

    DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.


                                                             Annual Report  25

SsgA
ACTIVE INTERNATIONAL FUND


                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in US dollars. Foreign currency amounts and transactions of the Fund are translated into US dollars on the following basis:

         (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

         (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

    Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities other than investments in securities, at fiscal year-end, resulting from changes in the exchange rates.

    It is not practical to isolate that portion of the results of operations of the Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

    DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

    The Fund typically uses derivatives in three ways: cash equitization hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.


26  Annual Report

SSgA
ACTIVE INTERNATIONAL FUND


                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency the Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. There were no open contracts as of August 31, 1997.

    REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

    INVESTMENT IN INTERNATIONAL MARKETS: Investing in international markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

3.  SECURITIES TRANSACTIONS

    INVESTMENT TRANSACTIONS: For the year ended August 31, 1997 purchases and sales of investment securities, excluding short-term investments, aggregated to $60,654,158 and $31,130,847, respectively.

4.  RELATED PARTIES

    ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. For the year ended August 31, 1997, the Adviser voluntarily agreed to waive up to the full amount of its advisory fee to the extent that total expenses exceeded 1.00% on an annual basis. The Investment Company also has contracts with the adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.


                                                             Annual Report  27

SSgA
ACTIVE INTERNATIONAL FUND


                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis based on the following percentages of the average daily net assets of all international funds: $0 up to and including $500 million - .07%, over $500 million to and including $1 billion - .06%, over $1 billion to and including $1.5 billion - .04%, over $1.5 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Fund has entered into service agreements with the Adviser State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175% and .175%, to the Adviser, SSBSI, RIS, and Commercial Banking, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1997, the Fund incurred expenses of $16,712, $4,092 and $236, or a total of $21,040 from the Adviser, SSBSI, and RIS, respectively. The Fund did not incur any expenses from Commercial Banking during this period.

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure


28  Annual Report

SSgA
ACTIVE INTERNATIONAL FUND


                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

    BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

    ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31 1997 WERE AS FOLLOWS:

         Advisory fees                 $   49,895
         Administration fees                4,759
         Custodian fees                    38,857
         Distribution fees                  1,809
         Shareholder servicing fees         1,633
         Transfer agent fees               18,466
                                       ----------
                                       $  115,419
                                       ----------
                                       ----------


                                                             Annual Report  29

SSgA
ACTIVE INTERNATIONAL FUND

                                                                 TAX INFORMATION
                                                     August 31, 1997 (Unaudited)


The Fund paid distributions of $.0127 per share from net long-term capital gains during its taxable year ended August 31, 1997. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $75,374 as capital gain dividends for its taxable year ended August 31, 1997.

The Fund paid foreign taxes of $167,359 and recognized $1,345,062 of foreign source income during the taxable year ended August 31 1997. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $.0216 per share of foreign taxes paid and $.1739 of gross income earned from foreign sources in the taxable year ended August 31, 1997.

Please consult a tax advisor for questions about federal or state income tax laws.


30  Annual Report

SSgA ACTIVE INTERNATIONAL FUND
Two International Place, 35th Floor
Boston, Massachusetts  02110
(800) 997-7327
--------------------------------------------------------------------------------

TRUSTEES
    Lynn L. Anderson, Chairman
    William L. Marshall
    Steven J. Mastrovich
    Patrick J. Riley
    Richard D. Shirk
    Bruce D. Taber
    Henry W. Todd

OFFICERS
    Lynn L. Anderson, President
    George W. Weber, Senior Vice President and Treasurer
    J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
    State Street Bank and Trust Company
    1776 Heritage Drive
    North Quincy, Massachusetts  02171
    (800) 647-7327

DISTRIBUTOR
    Russell Fund Distributors, Inc.
    Two International Place, 35th Floor
    Boston, Massachusetts 02110
    (800) 997-7327

ADMINISTRATOR
    Frank Russell Investment Management Company
    909 A Street
    Tacoma, Washington  98402

LEGAL COUNSEL
    Goodwin, Procter & Hoar LLP
    Exchange Place
    Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
    Coopers & Lybrand L.L.P.
    One Post Office Square
    Boston, Massachusetts  02109


                                                             Annual Report  31

                                    SSgA-SM- FUNDS

                                EMERGING MARKETS FUND


                                    Annual Report
                                   August 31, 1997


                                  Table of Contents

                                                                           Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . . . . .   6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . .   8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .  25

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .  26

Tax Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  32

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .  33



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. INVESTMENTS IN EMERGING OR DEVELOPING MARKETS INVOLVE EXPOSURE TO ECONOMIC STRUCTURES THAT ARE GENERALLY LESS DIVERSE AND MATURE, AND TO POLITICAL SYSTEMS WHICH CAN BE EXPECTED TO HAVE LESS STABILITY THAN THOSE OF MORE DEVELOPED COUNTRIES. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS .

SSgA EMERGING MARKETS FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS



DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1997. Over the past year, the Funds have grown to include seventeen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the Emerging Markets Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds opened three additional funds in fiscal 1997. These three asset allocation funds, called Life Solutions Funds, were opened on July 1, 1997. Each Life Solutions Fund seeks to achieve its investment objective by diversifying its assets in shares of certain Funds of the Investment Company, referred to as Underlying Funds.

The Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.

The Life Solutions Balanced Fund seeks a balance of growth of capital and income.

The Life Solutions Growth Fund seeks long-term growth of capital.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA Matrix Fund and the SSgA Small Cap Fund achieved five year track records. We are proud of our long-term record and look forward to having additional funds complete their five year anniversary.

SSGA is strategically growing by continuing to build an organization that delivers comprehensive services striving to meet your investment requirements. In an effort to compete in this ever-changing complex world, we focus on our expertise, our knowledge and our commitment to better serve your investment needs.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA EMERGING MARKETS FUND

MANAGEMENT OF THE FUNDS








                                 Nicholas A. Lopardo
                         Chairman and Chief Exective Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Mr. Rob Furdak, CFA, Principal, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA Emerging Markets Fund since its inception in March 1994. Mr. Furdak has been with State Street since 1989, working on the non-US active equity team. He holds a BA in finance from the University of Michigan and an MBA in finance from the University of Chicago Graduate School of Business. There are seven other portfolio managers working with Mr. Furdak.


                                                                Annual Report  5

SSgA EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:   Maximize total return primarily through capital appreciation.

INVESTS IN: Equity securities of foreign issuers domiciled, or doing a substantial portion of their business, in countries having a developing economy or securities market.

STRATEGY:    Fund Managers invest in foreign emerging market countries with prospects for continued growth. Through the use of proprietary evaluation, the Fund invests primarily in the International Finance Corporation Investable ("IFCI") Index countries. As the IFCI Index introduces new emerging market countries, the Fund will expand to gain exposure to new emerging countries.

                                    [GRAPH]

DATES             EMERGING MARKETS FUND      I F C  INVESTABLE COMPOSITE INDEX**
Inception*                      $10,000                                  $10,000
    1994                        $11,450                                  $10,529
    1995                        $10,387                                   $8,357
    1996                        $11,201                                   $8,881
    1997                        $12,895                                   $9,197
--------------------------------------------------------------------------------

Total                           $55,933                                  $46,964
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


SSgA
  EMERGING MARKETS FUND

Period Ended         Growth of       Total
  08/31/97           $10,000         Return
------------       ------------   ------------
1 Year             $  11,512         15.12%
Inception          $  12,895          7.53%+


INTERNATIONAL FINANCE CORPORATION
  INVESTABLE COMPOSITE INDEX

Period Ended         Growth of       Total
  08/31/97           $10,000         Return
------------       ------------   ------------
1 Year             $  10,356          3.56%
Inception          $   9,197         (2.36%)+

SEE RELATED NOTES ON THE FOLLOWING PAGE.


PERFORMANCE REVIEW

The SSgA Emerging Markets Fund finished the fiscal year ended August 31, 1997, with a one year total return of 15.1%. This compared very favorably to the Fund's benchmark, the International Finance Corporation Investable (IFCI) Index which returned 3.6% for the one year ended August 31, 1997. The Fund also bested the average diversified emerging markets mutual fund, as calculated by Morningstar, which rose 13.3% over the same period.

PORTFOLIO HIGHLIGHTS

The emerging markets had a tumultuous year, with China leading the winners rising 87.6% (all country level returns quoted are for the IFCI country level indices). Thailand led the decliners falling 67.0%. The excellent performance of the Fund can be attributed to several key country allocations. The Fund's largest country exposure


6  Annual Report

SSgA EMERGING MARKETS FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


was to Brazil, which returned 47.8% during the year. The market in Brazil continued to benefit from the new economic plan that has stabilized the economy and tamed inflation. Brazilian returns were also boosted by large-scale privatizations of state-owned companies that have resulted in increased efficiency and stronger earnings. We also benefited from our overweighting in some of the smaller countries which all had positive returns such as Argentina (59%), Colombia (52%), Sri Lanka (47%) and Portugal (36%).

The Asian markets finished the fiscal year on a sour note, as a wave of currency devaluations rocked markets across the region. Growing trade deficits coupled with overly aggressive property developers financed by a weak banking system generally caused the depreciations. The declining currencies exacerbated the already weak equity markets. Particularly hard hit were Thailand (-67%), the Philippines (-48%), Malaysia (-42%) and Indonesia (-31%). The Fund was well positioned in this time of crisis. The Fund had a large underweight to Malaysia and no position in Indonesia. Additionally, the Fund has small overweights to Thailand and the Philippines which were established later in the year avoiding much of those markets' decline. Asian equities now present some very compelling valuation levels given the steep declines over the past year. This is especially true for the export-oriented companies whose goods should be more competitively priced thanks to the devalued currency.

The Fund was advantageously positioned in developing Europe. For the better part of the year, the Fund was overweighted in exposure to Portugal, Hungary and Greece, which had positive returns of 36%, 55% and 32%, respectively. In particular, the Greek market rocketed on the news that Athens was awarded the 2004 Olympics. Towards the end of the year, the Fund took profits in all three markets and reinvested the proceeds in Poland and the Czech Republic which are trading at lower price multiples and have strong earnings growth.

We feel that the main themes driving the emerging markets remain sound: strong growth potential, attractive valuations, compelling diversification benefits and continuing social and economic liberalization. These forces should continue to be a positive influence going forward.

TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)    AUGUST 31, 1997

Telecomunicacoes Brasileiras NPV            4.4%
SPT Telecom AS                              1.4
Eletrobras (centrais) NPV                   1.4
Korea Electric Power Corp.                  1.3
Petroleo Brasileiro SA NPV                  1.3
Telefonos de Mexico SA Series L - ADR       1.2
GTE Corp.                                   1.2
Sider Nacional Cia NPV                      1.1
Bavaria                                     1.1
YPF SA Class D                              1.0


                        ---------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

  * The Fund commenced operations on March 1, 1994. Index comparison also began on March 1, 1994.

 ** The IFC Investable Composite Index is a market capitalization-weighted index of the performance of equity securities listed on the stock exchanges of emerging market countries.

  + Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

Investments in securities of non-US issuers and foreign currencies involve investment risks different from those of US issuers, the Prospectus contains further information and details regarding these risks.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of the SSgA Funds:

We have audited the accompanying statement of assets and liabilities and statement of net assets of SSgA Emerging Markets Fund (formerly The Seven Seas Series Emerging Markets Fund)(the "Fund"), as of August 31, 1997, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the three fiscal years in the period then ended and for the period March 1, 1994 (commencement of operations) to August 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1997, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the three fiscal years in the period then ended and for the period March 1, 1994 (commencement of operations) to August 31, 1994 in conformity with generally accepted accounting principles.


Boston, Massachusetts             /s/ COOPERS & LYBRAND L.L.P.
October 7, 1997


8  Annual Report

SSgA
EMERGING MARKETS FUND

                                                        STATEMENT OF NET ASSETS
                                                                August 31, 1997


                                                   NUMBER            MARKET
                                                     OF              VALUE
                                                   SHARES            (000)
                                                 ----------        ----------

COMMON STOCKS - 80.4%
ARGENTINA - 3.9%
Acindar Industria Argentina
 de Aceros SA Class B (a)                           220,257        $      688
Alpargatas (a)                                      728,007               605
Astra cia Argentina de Petro                        387,620               787
Banco de Galicia                                    149,240             1,128
Celulosa Argentina (a)                              232,719               116
Dalmine Siderca SA                                  313,796               985
Ledesma                                             359,967               432
Naviera Perez Companc Class B                       182,890             1,461
Siderar SA Series A                                  11,700                60
Telecom Argentina Class B                           114,329               629
Telefonica de Argentina Class B                     200,250               701
YPF SA Class D                                       72,702             2,372
                                                                   ----------

                                                                        9,964
                                                                   ----------

BRAZIL - 7.2%
Companhia Siderurgica
 de Tubarao NPV                                  13,300,000               183
Eletrobras (centrais) NPV                         8,458,900             3,604
Itausa Investimentos Itau SA                         95,000                81
Sider Nacional cia NPV                           82,954,000             2,813
Telecomunicacoes
 Brasileiras NPV                                102,480,496            10,987
Telecomunicacoes de
 Sao Paulo SA (a)                                    90,157                25
Telecomunicacoes
 San Paulo NPV (a)                                1,581,871               417
                                                                   ----------

                                                                       18,110
                                                                   ----------

CHILE - 0.7%
Chile Fund, Inc.                                     18,700               455
Chilquinta SA - ADR                                   4,550                75
Compania de Telecomunicaciones
 de Chile SA - ADR                                   22,000               661
Embotelladora Andina SA - ADR
 Series A                                             5,300               130
Enersis SA - ADR                                      6,200               220
Laboratorio Chile SA - ADR                            4,450               122
Madeco SA - ADR                                       6,300               151
                                                                   ----------

                                                                        1,814
                                                                   ----------

CHINA - 1.7%
Beiren Printing Class H                              60,000                23
Dong Fang Electric Machinery, Ltd.
 Class H                                             64,000                30
Guangshen Railway Co., Ltd. - ADR                     6,000               128
Guangzhou Shipyard Class H                          122,000                50
Harbin Power Equipment Class H                      316,000               105
Huaneng Power International, Inc.
 Series N - ADR (a)                                  23,900               565
Jilin Chemical Industrial
 Company, Ltd. Class H                              166,000                53
Luoyang Glasswork Class H (a)                       268,000                82
Maanshan Iron & Steel Class H                       590,000               187
Quingling Motors Class H                            591,000               334
Shandong Huaneng Power Co., Ltd.
 Series N - ADR                                      16,500               197
Shanghai Hai Xing Shipping Co.
 Class H (a)                                      1,484,000             1,340
Shanghai Petrochemical Corp.                          7,500               307
Tsingtao Brewery Class H (a)                        151,000                93
Yizheng Chemical Fibre Class H                      946,000               690
Zhenhai Refining &
 Chemical Co., Ltd. Series H                        110,000                63
                                                                   ----------

                                                                        4,247
                                                                   ----------

COLOMBIA - 3.8%
Banco de Bogota NPV                                  90,000               529
Banco Ganadero SA Class B - ADR                      39,900             1,446


                                                                Annual Report  9

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1997

                                                   NUMBER            MARKET
                                                     OF              VALUE
                                                   SHARES            (000)
                                                 ----------        ----------

Banco Industrial Colombiano                          34,900        $      132
Banco Industrial
 Colombiano SA - ADR                                 21,000               366
Bavaria                                             295,400             2,641
Cadenalco SA NPV                                    344,876               271
Cementos Argos                                      176,315             1,338
Cementos Diamante SA - GDR                           49,300               613
Cia Nacional de Chocolates                           77,000               662
Coltabaco SA                                        105,200               363
Suramericana de Seguros SA                           40,700             1,143
                                                                   ----------

                                                                        9,504
                                                                   ----------

CZECH REPUBLIC - 3.0%
Ceska Sporitelna AS                                  18,835               162
CEZ (a)                                              64,358             2,001
Cokoladovny AS                                          700               104
Komercni Banka AS                                     7,377               408
Skoda Koncern Plzen AG (a)                           18,041               472
SPT Telecom AS (a)                                   28,773             3,608
Unipetrol AS (a)                                    212,608               891
                                                                   ----------

                                                                        7,646
                                                                   ----------

EGYPT - 0.2%
MISR INTERNATIONAL
 BANK SAE - GDR                                      19,600               309
Suez Cement Co. - GDR (a)                             6,900               144
                                                                   ----------

                                                                          453
                                                                   ----------

GREECE - 2.9%
Alpha Leasing SA (Regd)                               3,800                91
Aluminum Co. of Greece
 Industrial and Commercial (Regd)                     3,420               217
Commercial Bank of Greece (Regd)                     18,260               726
Credit Bank (Regd)                                   14,580               952
Ergo Bank (Regd)                                      6,280               366
ETBA Leasing SA (Regd)                                8,190                74
Hellenic Bottling                                    11,500               416
Hellenic Telecommunication
 Organization SA                                     43,143               960
Heracles General Cement Co.                          38,520               719
Ionian Bank SA (Regd)(a)                              3,060                60
Loulis Flour Mills SA (Regd)                         62,667               242
Naoussa Spinning Mills                               39,800               139
National Bank of Greece (Regd)(a)                    12,595             1,470
National Mortgage Bank                                8,172               479
Nikas SA                                              3,800                44
Petzetakis SA (a)                                    22,281               102
Shelman SA                                           18,120               102
Strintzis Shipping                                   49,640               155
                                                                   ----------

                                                                        7,314
                                                                   ----------

HUNGARY - 1.3%
Danubius Hotel (Regd)(a)                                555                15
Egis Gyogyszergyar                                   10,609               516
Fotex Rt. (Regd)(a)                                 384,108               468
Magyar Olaj Es Gas                                   16,599               340
Mol Magyar Olay-Es
 Gazipari - GDS (a)                                  31,000               618
Pick Szeged Rights (a)                                3,448               251
Richter Gedeon, Ltd. - GDR                           10,500             1,003
                                                                   ----------

                                                                        3,211
                                                                   ----------

INDIA - 5.5%
Andhra Valley Power Supply Co., Ltd.                 74,200               191
Arvind Mills, Ltd.                                   34,300               105
Bajaj Auto, Ltd.                                     18,200               400
Bharat Heavy Electricals, Ltd. (a)                   63,600               673
Bharat Petroleum Corp., Ltd.                         18,400               216
Bombay Fund NPV (a)                                 147,223             1,472


10  Annual Report

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1997

                                                   NUMBER            MARKET
                                                     OF              VALUE
                                                   SHARES            (000)
                                                 ----------        ----------

CESC, Ltd. (a)                                      184,900        $      212
Colgate-Palmolive Co.                                42,800               362
Crompton Greaves, Ltd.                               51,500                97
Finolex Cables, Ltd.                                 28,700               101
Gujarat State Fertilisers &
 Chemicals, Ltd.                                     72,200               205
Hindustan Lever, Ltd.                                25,600               950
Industrial Development Bank                         303,500               823
ITC, Ltd.                                            27,400               370
Madras Refineries, Ltd.                             165,800               231
Mahanagar Telephone Nigam, Ltd.                     123,400               812
Mahindra & Mahindra, Ltd.                            12,500               138
Morgan Stanley India
 Investment Fund, Inc. (a)                          165,300             1,777
Ranbaxy Laboratories, Ltd.                            5,900               111
Reliance Industries Ltd. - GDS (a)                   25,000               491
Reliance Industries, Ltd.                            48,100               435
State Bank Of India                                  28,100               220
Tata Engineering &
 Locomotive Co., Ltd.                                72,850               670
Tata SSL, Ltd.                                      107,600               534
The India Fund, Inc.                                233,900             1,944
Videsh Sanchar Nigam, Ltd.                           16,900               419
                                                                   ----------

                                                                       13,959
                                                                   ----------

ISRAEL - 2.1%
Agis Industries Ltd.                                 27,250               283
Bank Hapoalim, Ltd.                                 269,037               583
Bank Leumi Le-Israel                                117,500               185
Bezeq Israeli
 Telecommunication Corp., Ltd.                      174,235               485
Clal Industries, Ltd.                                19,500               108
Clal Israel, Ltd. (a)                               400,000               124
Dead Sea Works, Ltd.                                 33,614               103
Delek Israel Fuel Corp., Ltd.                         8,416               268
Discount Investment Corp. (Regd)                      3,240                93
ECI Telecom, Ltd.                                    24,300               724
Elco Holdings Ltd.                                   23,300               163
Electric Wire & Cable                                14,000                48
Electrochemical
 Industries 1952, Ltd. (a)                           39,713                45
IDB Development Corp., Ltd. (a)                       5,780               134
Israel Chemicals, Ltd.                              271,375               336
Koor Industries, Ltd.                                 3,170               340
Makteshim Chemical Works (a)                         21,500               135
Supersol, Ltd.                                      104,723               321
Tadiran, Ltd. - ADR                                   7,300               252
Teva Pharmaceutical
 Industries, Ltd. - ADR                              10,100               529
                                                                   ----------

                                                                        5,259
                                                                   ----------

MALAYSIA - 4.8%
Affin Holdings Berhad                               126,000               145
Amalgamated Steel Mills                             546,000               243
Arab Malaysian Corp. Berhad                          95,000               129
Arab-Malaysian Development
 Berhad                                             333,000               129
Bandar Raya Developments                            373,000               265
Cement Industries                                   146,000               208
Cold Storage                                         24,000                22
DCB Holdings Berhad                                 186,000               318
Diversified Resources Berhad                        112,000               151
Faber Group Berhad (a)                              445,600               238
Golden Hope Plantation                              417,000               548
Highlands & Lowlands                                250,000               247
IGB Corp. Berhad                                    450,000               308
IND Oxygen, Inc.                                    485,000               435
Kuala Lumpur Kepong                                 284,000               578
Kumpulan Guthrie                                    297,000               313
Kwong Yik Bank                                       86,000               251
LARUT Consolidated Berhad                           251,000               171
Lion Land Berhad                                    571,000               324
Malayan Banking Berhad                               91,000               604


                                                               Annual Report  11

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1997

                                                   NUMBER            MARKET
                                                     OF              VALUE
                                                   SHARES            (000)
                                                 ----------        ----------

Malaysia Mining Corp.                               544,000        $      465
Malaysian Airline System                            175,000               332
Malaysian Helicopter Services                       170,000                84
Malaysian International
 Shipping Corp. (Alien Market)                      185,000               380
MBF Capital Berhad                                  328,000               307
Metroplex Berhad                                    162,000               116
Oriental Holdings Berhad                             78,400               282
Perlis Plantations                                  164,250               404
Petronas Gas Berhad                                 225,000               619
Public Bank Berhad                                   88,000                83
Public Bank Berhad (Alien Market)                    77,333                72
Rashid Hussain Berhad                                93,000               224
Renong Berhad                                       806,000               827
Sime Darby Berhad                                   197,800               467
Tan Chong Motor Holdings                            359,000               378
Telekom Malaysia                                    136,500               416
Tenaga Nasional Berhad                              232,000               690
UMW Holdings Berhad                                 128,000               345
UMW Holdings Berhad
 2000 Warrants (a)                                    4,000                 3
                                                                   ----------

                                                                       12,121
                                                                   ----------

MEXICO - 7.0%
Alfa SA de CV Class A NPV                           176,662             1,353
Altos Hornos de
 Mexico SA - NPV (a)                                164,000               440
Carso Global Telecom
 Series A1 NPV                                       51,000               191
Celanese Mexicana Series B NPV                      124,000               335
Cemex SA de CV Class B NPV                          135,737               748
Cifra Sa de CV                                       20,425                39
Cifra SA de CV Class B NPV                          295,000               563
Controladora Comercial
 Mexicana S.A. de CV                                462,000               474
Cydsa SA Series A NPV                                96,000               290
Desc SA de CV NPV                                    88,931               737
Desc Sociedad de Fomento
 Industrial SA de CV
 Series B NPV                                        30,000               251
Empresa Nacional de
 Electric - ADR                                      23,450               522
Fomento Economico
 Mexicano SA de CV
 Series B NPV                                       167,000             1,159
Grupo Carso Series A NPV                             51,000               355
Grupo Cementos Chihuahua
 Series B NPV                                       200,000               231
Grupo Continental SA                                 47,500               119
Grupo Financiero Bancomer
 Series B NPV (a)                                 2,434,000             1,485
Grupo Gigante SA
 Series B NPV (a)                                   810,000               302
Grupo Mexico SA
 Series B NPV                                       163,108               637
Grupo Posadas SA
 Series A NPV (a)                                   100,000                72
Grupo Sidek Series B NPV (a)                        400,000                20
Grupo Simec SA de CV
 Series B NPV (a)                                   620,000               110
Grupo Tribasa SA de
 CV - ADR (a)                                        65,000               362
Ingenieros Civiles NPV                              204,000               537
Kimberly-Clark, Mexico
 Class A NPV                                        180,000               806
Telefonos de Mexico SA
 Series L - ADR                                      67,800             3,110
Telefonos de Mexico SA
 Series L NPV                                       192,900               446
Tubos de Acero de
 Mexico NPV (a)                                      47,000               853
TV Azteca SA de CV - ADR (a)                          7,500               135
Vitro SA NPV                                        231,000             1,017
                                                                   ----------

                                                                       17,699
                                                                   ----------


12  Annual Report

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1997

                                                   NUMBER            MARKET
                                                     OF              VALUE
                                                   SHARES            (000)
                                                 ----------        ----------

PAKISTAN - 2.7%
Bank of Punjab (a)                                  228,838        $      118
Cherat Cement Co., Ltd.                              93,000                44
Crescent Textile Mills (a)                           47,355                20
Dandot Cement Co. (a)                                35,000                 3
Dewan Salmon Fibre                                  159,140               117
DG Kahn Cement (a)                                  160,000                47
Dhan Fibres, Ltd. (a)                             1,027,000               118
Engro Chemical                                       92,425               352
Fauji Fertilizer                                    290,800               647
Hub Power Co., Ltd. - GDR (a)                     1,360,800             1,620
Ici Pakistan                                      1,244,000               715
Karachi Electric (a)                                516,520               284
Lucky Cement Corp. (a)                              190,000                34
Muslim Commercial (a)                               372,860               350
Pakistan International Air (a)                      228,000                51
Pakistan State Oil                                   78,586               689
Pakistan Telecom Corp. Series A                     697,500               633
Pakistan Telecommunications                         768,900               698
Pioneer Cement (a)                                   61,300                10
Sui Northern Gas Pipelines (a)                      141,703               112
Sui Southern Gas Co., Ltd. (a)                      369,293               247
                                                                   ----------

                                                                        6,909
                                                                   ----------

PERU - 1.0%
Banco Wiese                                          80,610               135
Banco Wiese - ADR                                     9,100                59
Cementos Lima SA                                      3,800                77
Cementos Norte Pacasmayo SA
 Class T                                             30,013                45
Cerveceria Backus & Johnston SA                     200,000               170
Compania de Minas Buenaventura
 Series B - ADR                                       6,400               118
Credicorp, Ltd.                                      42,000               885
Minas Buenaventura                                   16,600               145
Minsur S.A.                                          43,120               147
Telefonica Del Peru SA
 Class B - ADR                                       30,500               714
                                                                   ----------

                                                                        2,495
                                                                   ----------

PHILIPPINES - 2.5%
Aboitiz Equity Ventures (a)                       4,918,500               280
Alsons Cement Corp.                                 656,250                60
Ayala Corp. Class B (a)                             139,925                65
Belle Corporation (a)                               283,200                44
EEI Corp. (a)                                       420,400                33
Far East Bank & Trust Co.                            90,200               197
Filinvest Development Corp.                         302,100                56
Filinvest Land (a)                                  821,000                91
First Philippine Holdings Class B                   273,050               277
JG Summit Holdings, Inc.
 Series B                                         2,197,300               273
Kuok Philippine Properties, Inc. (a)              3,353,055               112
Manila Electric Co. Class B                         124,580               419
Megaworld Properties
 & Holdings, Inc. (a)                             1,565,550               101
Metropolitan Bank & Trust Co.                        15,310               168
Petron Corp.                                      2,024,640               288
Philex Mining Corp. Class B (a)                     499,500                33
Philippine Long Distance
 Telephone Co. - ADR                                 74,600             1,884
Philippine National Bank (a)                         77,650               335
Robinson's Land Corp. Class B (a)                 2,264,400               178
San Miguel Corp. Class B                            282,120               461
SM Prime Holdings                                 2,201,600               453
Southeast Asia Cement
 Holdings, Inc. (a)                               5,354,200               164
Union Bank of the Phillippines (a)                  367,000               258
Universal Robina                                    657,100               198
                                                                   ----------

                                                                        6,428
                                                                   ----------

POLAND - 3.5%
Agros Holdings Series C (a)                          14,175               404
Bank Handlowy W. Warszawie (a)                      117,945             1,487
Bank Inicjatyw Gospodarczych                        794,530               926
Bank Inicjatyw Gospodarczych
 SA Series I (a)                                     98,506                96
Bank Rozwoju Eksportu SA                             18,310               369


                                                               Annual Report  13

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1997

                                                   NUMBER            MARKET
                                                     OF              VALUE
                                                   SHARES            (000)
                                                 ----------        ----------

Bank Slaski SA                                        8,425        $      623
Banka Przemyslowo                                     8,925               496
Debica S.A.                                          36,560             1,015
Elektrim                                             65,920               607
Exbud SA (a)                                         17,362               207
Jelfa (a)                                            11,865               253
KGHM Polska Miedz SA - GDR                            9,000               110
Mostostal Export SA                                 119,235               388
Okocimskie Zaklady Piwowarskie SA (a)                66,988               330
Polifarb (a)                                         39,555               221
ROLIMPEX SA Series A (a)                             61,860               240
Sokolowskie Zaklady Miesne SA                        84,840               103
STALEXPORT SA Series A                               51,415               469
Universal SA (a)                                     48,640               126
WBK                                                  21,500               118
Wolczanka SA                                         27,970               141
Zywiec                                                1,875               145
                                                                   ----------

                                                                        8,874
                                                                   ----------

PORTUGAL - 4.3%
Banco Comercial Portuguese (Regd)                   118,867             2,206
Banco Portugues de Investimento (Regd)               49,583               975
Banco Totta e Acores (Regd)                          13,236               238
Banif Banco International do Funchal                 37,757               309
Cimpor Cimentos de Portugal                          21,100               507
Companhia de Celulose do Caima SA                    13,900               276
Corticeira Amorim SGPS                               34,700               379
Electricidade de Portugal SA (a)                     14,000               218
Empresa Fabril de Maquinas Electricas - Efacec       45,866               365
Inparsa Industria e Participacoes SA (a)              7,800               156
Jeronimo Martins SGPS                                15,000               925
Lusotur Societe Finance de Turismo (a)               11,800               160
Mague Gestao e Partipacoes                           15,200               431
Modelo Continente SGPS SA                            14,700               582
Portucel Industrial SA                               42,900               322
Portugal Telecom SA                                  29,200             1,085
Portugal Telecom SA - ADR                             7,200               265
Salvador Caetano Industrias Metalurgicas
 Veiculos de Transporte SA                            2,464                58
Soja de Portugal                                     21,900               159
Sonae Investimentos SA                               15,600               581
Soporcel SA (a)                                      15,600               468
Telecel-Comunicacaoes Pessoaissa (a)                  2,000               145
                                                                   ----------

                                                                       10,810
                                                                   ----------

RUSSIA - 1.2%
AO Mosenergo - ADR                                   11,000               499
Lukoil Oil Co. - ADR                                 14,200             1,277
Rostelecom (a)                                       31,000               133
Surgutneftegaz - ADR                                  6,600               330
Unified Energy Systems - GDR (a)                     11,600               450
Vimpel-Communications - ADR (a)                       8,500               290
                                                                   ----------

                                                                        2,979
                                                                   ----------

SOUTH AFRICA - 6.8%
AECI, Ltd.                                           77,202               416
Amalgamated Banks of South Africa                   184,867             1,200
Anglo America Corp. SA                               38,873             1,995
Anglo American Industrial Corp.                      11,744               494
Billiton PLC (a)                                    123,712               477
De Beers Centenary AG                                55,444             1,767
Del Monte Royal Food, Ltd.                          323,439               186
Free State Consolidated Gold Mines, Ltd.             85,668               434


14  Annual Report

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1997

                                                   NUMBER            MARKET
                                                     OF              VALUE
                                                   SHARES            (000)
                                                 ----------        ----------

Impala Platinum Holdings, Ltd.                       34,600        $      384
Iscor                                             1,399,399               862
Liberty Life Association of Africa                   41,613             1,282
Liberty Life Strategic                               92,707               342
Malbak, Ltd. NPV                                    370,600               509
Nedcor, Ltd.                                         13,500               265
Rembrandt Group, Ltd.                               152,894             1,480
Sappi, Ltd.                                          95,732               886
Sasol NPV                                            72,646               967
South African Breweries                              31,252               937
Standard Bank Investment Corp., Ltd.                 19,650               880
Tongaat-Hulett Group, Ltd.                           21,525               325
Vaal Reefs Exploration & Mining, Ltd.                10,178               507
Western Deep Levels, Ltd.                            19,691               471
                                                                   ----------

                                                                       17,066
                                                                   ----------

SOUTH KOREA - 6.4%
Bank of Seoul (a)                                   126,570               436
Cheil Industrial, Inc.                               38,700               428
Daelim Industrial Co.                                51,584               452
Daewoo Corp.                                        102,260               804
Daewoo Electronics Co.                               97,620               779
Daewoo Telecom Co.                                   34,918               418
Dong Shin Housing & Construction Co. (a)             59,710               112
Dongkuk Steel Mill                                   16,638               371
Haitai Confectionery Co., Ltd.                       37,010               268
Hana Bank                                            10,496               109
Hana Bank Rights (a)                                 10,496                 7
Hanil Bank (a)                                       97,200               475
Hanshin Construction Co. (a)                         81,040                96
Hanshin Securities                                      501                 6
Housing & Commercial Bank, Korea                      2,460                46
Korea Electric Power Corp.                          123,000             3,216
Korea First Bank Securities                          25,080               167
Korea First Securities Co. (a)                        2,472                12
Korea Kumho Petrochemical Co.                        71,570               436
Korea Long-Term Credit Bank                          31,117               344
Korea Mobile Telecommunications Corp.                   298               158
Korean Air (a)                                       25,000               377
Kumho Construction & Engineering Co.                 54,170               319
Kwang Ju Bank                                        55,952               248
Kyong Nam Bank                                       54,330               473
Kyungki Bank (a)                                     67,812               301
L.G. Information & Communication                      6,491               683
LG Information & Communication Ltd. Rights (a)        6,491                13
LG Merchant Banking Corp.                             8,025                84
Orion Electric Co.                                   32,130               356
Pohang Iron & Steel                                   5,080               326
Samsung Co.                                          78,300               963
Samsung Electronics, Ltd.                             5,111               401
Seoul Access Trust - IDR (a)                             12*              128
Seoul Horizon Trust (a)                               5,000                60
Ssangyong Cement Co., Ltd.                           29,220               271
Sunkyong Industries (a)                              31,507               552
Tae Il Media Co.                                     43,280               408
Tongyang Cement                                       6,000               119
Tongyang Investment & Finance Corp.                  36,300               310
Tongyang Nylon Co.                                   18,094               511
Yukong, Ltd.                                         11,058               253
                                                                   ----------

                                                                       16,296
                                                                   ----------

SRI LANKA - 1.4%
Aitken Spence & Co.                                  47,900               145
Asian Hotel Corp. (a)                               176,200                36
Blue Diamond Jewel NPV                              241,987                37
Central Finance Co.                                  12,800                78


                                                               Annual Report  15

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1997

                                                   NUMBER            MARKET
                                                     OF              VALUE
                                                   SHARES            (000)
                                                 ----------        ----------

Colombo Drydocks                                    114,700        $       40
Development Finance Corp.                           202,200               989
Hayleys, Ltd. (a)                                   108,005               428
John Keells Holdings, Ltd.                          232,195             1,312
Lanka Ceramic (a)                                    46,300                23
Lanka Milk Food (a)                                  21,600                 3
Lanka Orix Leasing Co., Ltd. (a)                     14,880                44
Merchant Bank of Sri Lanka                          162,800                44
National Development Bank                            47,000               219
Richard Pieris & Co., Ltd. (a)                        1,650                 4
United Motor                                         32,160                28
Vanik Inc., Ltd. (a)                                 24,750                 8
                                                                   ----------

                                                                        3,438
                                                                   ----------

TAIWAN - 2.7%
Acer, Inc. (a)                                      131,835               386
Ambassador Hotel (a)                                203,500               203
Ambassador Hotel Rights (a)                         185,000                 3
Cathay Life Insurance                               132,779               656
Chang Hwa Bank                                       19,500                76
Cheng Loong (a)                                      15,105                10
Chia Hsin Flour - GDR (a)                            26,665                13
China Development Corp. (a)                         253,500             1,143
China Development Corp. Rights (a)                  195,000                79
China Petrochemical Development Corp. (a)           335,240               507
China Rebar (a)                                      24,840                14
China Steel Corp.                                   510,450               531
Ensure Co., Ltd. (a)                                 96,800               116
Far Eastern Textile                                 345,411               528
Hua Nan Bank                                        194,280               819
Hualon Teijran (a)                                   28,143                27
Kao Hsing Chang Iron & Steel (a)                     16,200                15
Kwong Fong Industries (a)                            14,950                30
Lealea Enterprise (a)                                23,257                21
Pacific Construction (a)                            332,700               290
Pacific Electrical Wire & Cable (a)                 370,700               497
Prince Housing Development (a)                       14,968                14
Taipei Business Bank                                 59,405               102
Tuntex Distinct (a)                                 443,394               275
Walsin Lihwa Corp. Rights (a)                       301,233                 8
Walsin Lihwa Wire (a)                               331,356               320
Wan Yu Paper (a)                                     20,160                 8
Yieh Loong Co.                                       22,143                10
Yue Loong Motor                                      19,950                50
Yuen Foong Yu Manufacturing (a)                      16,735                10
                                                                   ----------

                                                                        6,761
                                                                   ----------

THAILAND - 2.5%
Advanced Information Services (Alien Market)         91,500               431
Bangchak Petroleum                                  156,200                46
Bangkok Bank (Alien Market)                         102,500               507
Bangkok Expressway PLC (Alien Market)(a)            396,000               336
Bangkok Land Co. (Alien Market)(a)                  118,700                28
Bangkok Metropolitan Bank PLC (a)                 1,052,200               154
Bangkok Rubber PLC (Alien Market)(a)                 24,400                 3
Bank of Ayudhya (Alien Market)                      149,150               231
Electricity Generating PLC (Alien Market)           224,600               394
Finance One Public Co., Ltd. (Alien Market)(a)      158,300                16
First Bangkok City Bank PLC (Alien Market)          305,900               219
Industrial Finance Corp. of Thailand
 (Alien Market)                                     156,700               124
Karat Sanitaryware PLC (Alien Market)(a)             39,150                15


16  Annual Report

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1997

                                                   NUMBER            MARKET
                                                     OF              VALUE
                                                   SHARES            (000)
                                                 ----------        ----------

Krisda Mahanakorn PLC (Alien Market)(a)              97,700        $        8
Krung Thai Bank PLC (Alien Market)                  164,600               105
MDX PLC (Alien Market)(a)                           116,600                15
National Finance & Securities (Alien Market)        271,600               155
National Petrochemical PLC (Alien Market)(a)        103,900                62
Nava Finance & Securities PLC (Alien Market)        101,100                41
NEP Realty & Industry Co. PLC (Alien Market)(a)      14,700                 1
NTS Steel Groups Co., Ltd. PLC (Alien Market)(a)    130,800                 5
Padaeng Industry Co., Ltd. PLC (Alien Market)(a)     88,400                22
PTT Exploration & Production PLC (Alien Market)      58,400               622
Robinson Department Store PLC (Alien Market)         33,000                 8
Saha Pathana Inter-Holding PLC (Alien Market)        44,200                81
Saha Union Corp. PLC (Alien Market)                 235,200               138
Sahaviriya Steel Industries PLC
 (Alien Market)(a)                                  411,500                40
Shinawatra Satellite PLC (Alien Market)             148,200               102
Siam Cement Co. (Alien Market)                       23,000               353
Siam City Bank PLC (Alien Market)                   467,200               113
Siam Commercial Bank PLC (Alien Market)              62,300               158
Tanayong (Alien Market)(a)                          262,400               138
TelecomAsia (Alien Market)(a)                     1,039,500               912
Thai Farmers Bank (Alien Market)                     55,000               158
Thai Petrochemical Industry PLC (Alien Market)      686,900               216
Thai Telephone & Communication Co.
 (Alien Market)(a)                                  139,000                43
Tipco Asphalt Public Co., Ltd.                       38,000               120
TPI Polene PLC (Alien Market)                       154,400                31
Unicord PLC (Alien Market)(a)                       348,600                 4
United Communications Industries (Alien Market)      81,200               253
Univest Land PLC (Alien Market)(a)                  281,600                11
                                                                   ----------

                                                                        6,419
                                                                   ----------

TURKEY - 1.3%
Akbank                                            5,258,436               337
Eczacibasi Ilac Sanayii ve Ticaret AS (a)         4,126,000               202
Erciyas Biracilik Ve Malt Sanayii                 1,456,000               189
Eregli Demir Ve Celik Fabrikalari                 2,951,000               484
Izmir Demir Celik Sanayii AS (a)                 11,171,636               130
Kartonsan                                         2,043,750               128
Petrokimya Holdings                                 805,000               322
Raks Elektronik Sanayi ve Ticaret AS                510,000               119
T Sise Cam (a)                                    6,856,346               360
Tofas Turk Otomobil Fabrikasi                     6,147,750               341
Turk Hava Yollari A.O. (a)                        1,430,000               380
Yapi Kredi Bankasi                               13,916,985               286
                                                                   ----------

                                                                        3,278
                                                                   ----------

TOTAL COMMON STOCKS
(cost $190,045)                                                       203,054
                                                                   ----------


                                                               Annual Report  17

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1997

                                                   NUMBER            MARKET
                                                     OF              VALUE
                                                   SHARES            (000)
                                                 ----------        ----------

PREFERRED STOCKS - 8.2%
BRAZIL - 7.8%
Acos Villares SA NPV (a)                          1,090,000        $      245
Banco Bradesco SA NPV                           121,077,064             1,198
Banco do Estado de Sao Paulo NPV (a)             44,086,600             2,100
Banco Itau SA (Regd)                              1,764,000             1,012
Banco Nacional SA NPV (a)(f)                     19,600,000                 0
Caemi Mineracao e Metal (BR)(a)                   6,992,000               391
CEMIG SA                                         22,360,856             1,004
Ceval Alimentos SA NPV                           61,288,800               635
Companhia Energetica de Sao Paulo NPV (a)        12,983,800               886
Companhia Siderurgica Belgo-Mineira NPV          10,270,000               697
Copene Petroquimica do
 Nordestse Series A (Regd)                        1,580,341               618
Electrobras Series B NPV                          3,048,000             1,388
Gerdau Metalurgica SA                            22,248,904               999
Gerdau SA NPV                                    50,986,752             1,000
Hering SA (cia) NPV (a)                          30,450,000               460
Hering Textile SA - NPV (a)                       2,490,000                 6
Papel Simao NPV                                  15,500,000               413
Petroleo Brasileiro SA NPV                       12,808,900             3,122
Siderurgica Tubarao NPV                          56,938,928               955
Telecomunicacoes de Sao Paulo NPV                   487,020               145
UNIPAR SA Class B                                   580,226               207
Vale Rio Doce (cia) NPV                              88,765             2,067
                                                                   ----------

                                                                       19,548
                                                                   ----------

GREECE - 0.1%
Aluminum of Greece SA                                   600                36
Delta Dairy                                          32,304               304
                                                                   ----------

                                                                          340
                                                                   ----------

HUNGARY - 0.1%
OTP Bank                                              9,949               309
                                                                   ----------

                                                                          309
                                                                   ----------

SOUTH KOREA - 0.2%
Daewoo Heavy Industries                             106,700               408
LG Chemical, Ltd.                                    20,640               142
                                                                   ----------

                                                                          550
                                                                   ----------

TOTAL PREFERRED STOCKS
(cost $14,364)                                                         20,747
                                                                   ----------

                                                  PRINCIPAL
                                                   AMOUNT
                                                   (000)
                                                 ----------
LONG-TERM INVESTMENTS - 0.1%
Philippines - 0.1%
Ayala Corp. (conv.)
 3.000% due 06/08/00                             $      232               256
                                                                   ----------

TOTAL LONG-TERM INVESTMENTS
(cost $320)                                                               256
                                                                   ----------

SHORT-TERM INVESTMENTS - 10.0%
UNITED STATES - 10.0%
Dreyfus Cash Management Plus, Inc.
 Money Market Fund (b)                                7,067             7,067
Federal Home Loan Bank
 Consolidated Discount Note
 5.270% due 09/02/97 (b)(c)                           6,000             5,999
General Motors Acceptance Corp.
 7.580% due 03/09/98 (e)                              2,000             2,017
GTE Corp.
 8.850% due 03/01/98 (e)                              3,000             3,042


18  Annual Report

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                August 31, 1997

                                                  PRINCIPAL          MARKET
                                                   AMOUNT            VALUE
                                                    (000)            (000)
                                                 ----------        ----------

Valiant Money Market Fund
 Class A (b)                                     $    7,169        $    7,169
                                                                   ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $25,292)                                                         25,294
                                                                   ----------

TOTAL INVESTMENTS
(identified cost $230,021)(d) - 98.7%                                 249,351

OTHER ASSETS AND LIABILITIES,
NET - 1.3%                                                              3,357
                                                                   ----------

NET ASSETS - 100.0%                                                $  252,708
                                                                   ----------
                                                                   ----------


(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Rate noted is yield-to-maturity. (Unaudited)
(d) See Note 2 for federal income tax information.
(e) Held as collateral by the custodian in connection with an equity swap agreement held by the Fund.
(f) The Board of Trustees has estimated the value of the Fund's holdings at zero. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.


ABBREVIATIONS:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
GDS - Global Depositary Share
IDR - International Depositary Receipt
PLC - Public Limited Company
*   Reflected in units. 1 IDR = 1,000 shares


FOREIGN CURRENCY ABBREVIATIONS:
HUF - Hungarian Forint
KRW - South Korean Won
LKR - Sri Lanka Rupee
ZAR - South African Rand


The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  19

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31,1997


                                                     % OF             MARKET
                                                     NET              VALUE
INDUSTRY DIVERSIFICATION                           ASSETS             (000)
------------------------                         ----------        ----------
Basic Industries                                       12.4%       $   31,290
Capital Goods                                           7.4            18,787
Consumer Basics                                         5.5            13,898
Consumer Durable Goods                                  2.5             6,212
Consumer Non-Durables                                   4.2            10,603
Consumer Services                                       0.6             1,411
Energy                                                  7.0            17,730
Finance                                                19.7            49,813
General Business                                        7.5            18,970
Miscellaneous                                           5.5            13,818
Shelter                                                 1.3             3,268
Technology                                              3.3             8,343
Transportation                                          0.7             1,848
Utilities                                              11.0            27,810
Long-Term Investments                                   0.1               256
Short-Term Investments                                 10.0            25,294
                                                 ----------        ----------

Total Investments                                      98.7           249,351
Other Assets and Liabilities, Net                       1.3             3,357
                                                 ----------        ----------

NET ASSETS                                            100.0%        $ 252,708
                                                 ----------        ----------
                                                 ----------        ----------


                                                    % OF             MARKET
                                                    NET              VALUE
GEOGRAPHIC DIVERSIFICATION                         ASSETS            (000)
--------------------------                       ----------        ----------

Latin America                                          31.3%       $   79,135
Europe                                                 28.1            71,015
Pacific Basin                                          22.3            56,388
Africa                                                  7.0            17,519
Short-Term Investments - U.S.                          10.0            25,294
                                                 ----------        ----------

Total Investments                                      98.7           249,351
Other Assets and Liabilities, Net                       1.3             3,357
                                                 ----------        ----------

NET ASSETS                                            100.0%       $  252,708
                                                 ----------        ----------
                                                 ----------        ----------


The accompanying notes are an integral part of the financial statements.


20  Annual Report

SSgA
EMERGING MARKETS FUND

                                             STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31,1997

EQUITY SWAP (NOTE 2)





                                                                                                           UNREALIZED
                                          NOTIONAL                                                        APPRECIATION
                                           AMOUNT                FLOATING           TERMINATION          (DEPRECIATION)
          UNDERLYING SECURITY               (000)                  RATE                 DATE                  (000)
------------------------------------    ------------   -------------------------  ---------------        ----------------
Korean 200 Stock Price Index (KS200)    $    5,000     USD LIBOR-BBA minus 1.00%     03/09/98            $           (28)
                                                                                                         ----------------

                                                                                                         $           (28)
                                                                                                         ----------------
                                                                                                         ----------------




    FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS
----------------------------------------------------------------------

                                                        UNREALIZED
  CONTRACTS TO       IN EXCHANGE                       APPRECIATION
    DELIVER              FOR           SETTLEMENT     (DEPRECIATION)
     (000)              (000)             DATE            (000)
----------------    -------------     ------------   ----------------

USD          340    HUF    66,142       09/02/97      $            (2)
USD          152    KRW   136,351       09/02/97                   (1)
USD        2,291    ZAR    10,730       09/02/97                   (3)
LKR        3,168    USD        54       09/15/97                   --
                                                     ----------------

                                                     $             (6)
                                                     ----------------
                                                     ----------------


The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  21

SSgA
EMERGING MARKETS FUND




                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                              August 31, 1997


                                                                                                               Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)


ASSETS
Investments at market (identified cost $230,021)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      249,351
Foreign currency holdings (identified cost $6,807) . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,784
Foreign currency exchange spot contracts (cost $2,836)(Note 2) . . . . . . . . . . . . . . . . . . . . .               2,829
Receivables:
 Dividends and interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 882
 Investments sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,857
 Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,592
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  10
                                                                                                              --------------

  Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             265,305


LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        8,430
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 814
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                 445
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  45
Foreign currency exchange spot contracts (cost $2,836)(Note 2) . . . . . . . . . . .               2,835
Liability for equity swap (Note 2) . . . . . . . . . . . . . . . . . . . . . . . . .                  28
                                                                                          --------------


  Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,597
                                                                                                              --------------


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      252,708
                                                                                                              --------------
                                                                                                              --------------


NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,284
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,478
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              19,330
  Equity swap. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (28)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (38)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  20
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             226,662
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      252,708
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($252,708,031 divided by 20,490,790 shares of $.001
  par value shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . .      $        12.33
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

22  Annual Report

SSgA
EMERGING MARKETS FUND

                                                                                                      STATEMENT OF OPERATIONS
                                                                                    For The Fiscal Year Ended August 31, 1997

                                                                                                                  Amounts
                                                                                                               in thousands
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $302). . . . . . . . . . . . . . . . . . . . . . . . . . .      $        4,017
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 209
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,226

EXPENSES (Notes 2 and 4):
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,363
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 114
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 761
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 331
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  23
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  52
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  55
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  15
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   7
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   7
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  23
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,751
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                (479)
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,272
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,954
                                                                                                              --------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,057
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                (152)              5,905
                                                                                          --------------

Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,900
  Equity swap  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (28)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                 (26)             11,846
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              17,751
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $       19,705
                                                                                                              --------------
                                                                                                              --------------

The accompanying notes are an integral part of the financial statements.

                                                              Annual Report  23

SSgA
EMERGING MARKETS FUND

                                                                                         STATEMENTS OF CHANGES IN NET ASSETS
                                                                                       For the Fiscal Years Ended August 31,

                                                                                              Amounts in thousands

                                                                                             1997                1996
                                                                                       -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           1,954   $           1,038
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,905                 137
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .              11,846               6,167
                                                                                       -----------------   -----------------
     Net increase (decrease) in net assets resulting from operations . . . . . . . .              19,705               7,342
                                                                                       -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,264)               (832)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .                (702)               (700)
                                                                                       -----------------   -----------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .              (1,966)             (1,532)
                                                                                       -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .             114,753              46,021
                                                                                       -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .             132,492              51,831

NET ASSETS
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             120,216              68,385
                                                                                       -----------------   -----------------

  End of year (including undistributed net investment income
     of $1,284 and $594, respectively) . . . . . . . . . . . . . . . . . . . . . . .   $         252,708   $         120,216
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------


FUND SHARE TRANSACTIONS                                            1997                                  1996
                                                   -----------------------------------   -----------------------------------
                                                       SHARES              DOLLARS            SHARES             DOLLARS
                                                   ----------------   ----------------   ----------------   ----------------

Proceeds from shares sold. . . . . . . . .                   13,524   $        165,252              5,782   $         60,429
Proceeds from reinvestment
   of distributions. . . . . . . . . . . .                      171              1,875                145              1,456
Payments for shares redeemed . . . . . . .                   (4,262)           (52,374)            (1,506)           (15,864)
                                                   ----------------   ----------------   ----------------   ----------------

Total net increase (decrease). . . . . . .                    9,433   $        114,753              4,421   $         46,021
                                                   ----------------   ----------------   ----------------   ----------------
                                                   ----------------   ----------------   ----------------   ----------------


The accompanying notes are an integral part of the financial statements.

24  Annual Report

SSgA
EMERGING MARKETS FUND


                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.


                                                                         1997           1996           1995           1994*
                                                                      ----------    ----------     ----------     ----------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . . .      $    10.87    $    10.30     $    11.45     $    10.00
                                                                      ----------    ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .             .12           .11            .14            .05
  Net realized and unrealized
   gain (loss) on investments. . . . . . . . . . . . . . . . . .            1.51           .68          (1.19)          1.40
                                                                      ----------    ----------     ----------     ----------

    Total Income From Investment Operations. . . . . . . . . . .            1.63           .79          (1.05)          1.45
                                                                      ----------    ----------     ----------     ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .            (.11)         (.12)          (.10)            --
  Net realized gain on investments . . . . . . . . . . . . . . .            (.06)         (.10)            --             --
                                                                      ----------    ----------     ----------     ----------

    Total Distributions. . . . . . . . . . . . . . . . . . . . .            (.17)         (.22)          (.10)            --
                                                                      ----------    ----------     ----------     ----------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . . .      $    12.33    $    10.87     $    10.30     $    11.45
                                                                      ----------    ----------     ----------     ----------
                                                                      ----------    ----------     ----------     ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . .           15.12          7.83          (9.28)         14.50

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of year ($000 omitted) . . . . . . . . . . . .         252,708       120,216         68,385         27,479

  Ratios to average net assets (%)(b):
    Operating expenses, net (c). . . . . . . . . . . . . . . . .            1.25          1.28           1.50           1.50
    Operating expenses, gross (c). . . . . . . . . . . . . . . .            1.51          1.67           1.90           2.45
    Net investment income. . . . . . . . . . . . . . . . . . . .            1.07          1.10           1.74           1.31


  Portfolio turnover (%) . . . . . . . . . . . . . . . . . . . .           15.00          4.36          19.77             --
  Per share amount of expense reductions ($ omitted)(c). . . . .           .0286         .0376          .0320          .0334
  Average commission rate paid per share
   of security ($ omitted)(d). . . . . . . . . . . . . . . . . .           .0017         .0006            N/A            N/A



 *  For the period March 1, 1994 (commencement of operations) to
    August 31, 1994.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1994 are annualized.
(c) See Note 4 for current period amounts.
(d) In certain foreign markets the relationship between the translated U.S. dollar price per share of security and commission paid per share of security may vary from that of domestic markets.


                                                               Annual Report  25

SSgA
EMERGING MARKETS FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1997


1.  ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of August 31, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA Emerging Markets Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    SECURITY VALUATION: International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

    Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

    The Fund may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

    INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

    AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.


26  Annual Report

SSgA
EMERGING MARKETS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

    It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $66,274 incurred from November 1, 1996 to August 31, 1997, and treat it as arising in fiscal year 1998.

    The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1997 are as follows:

                                                                  NET
                                                               UNREALIZED
           FEDERAL TAX       UNREALIZED       UNREALIZED      APPRECIATION
               COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
          --------------   --------------   --------------   --------------
          $  231,936,381   $   51,210,183   $  (33,796,132)  $   17,414,051

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in options, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

    EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

    DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.


                                                               Annual Report  27

SSgA
EMERGING MARKETS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in US dollars. Foreign currency amounts and transactions of the Fund are translated into US dollars on the following basis:

    (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

    (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

    Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund's books and the us dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at fiscal year-end, resulting from changes in the exchange rates.

    It is not practical to isolate that portion of the results of operations of the fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. however, for federal income tax purposes the fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

    REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

    DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.


28  Annual Report

SSgA
EMERGING MARKETS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Fund may enter into forward foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the Fund may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at August 31, 1997, are presented on the Statement of Net Assets.

    EQUITY SWAPS: The Fund has entered into a one year equity swap agreement with Goldman Sachs International in order to efficiently participate in certain foreign markets. Pursuant to this agreement, the Fund pays the swap counterparty based on the notional amount and the 12-month USD LIBOR BBA rate minus 1% at the termination date. During the terms of the agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses and are based on changes in the value of the underlying index. The underlying index is valued at the published daily closing price of the Korean 200 Stock Price Index (KS200). Interest expense to be paid to the swap counterparty at the termination date has been netted against unrealized gains or losses of the underlying index. The Fund is exposed to credit risk in the event of non-performance by the swap counterparty; however, the Fund does not anticipate non-performance by the counterparty. The Fund has segregated certain short-term investments (identified on the Statement of Net Assets) as collateral for the notional amount and payment of liabilities under the equity swap agreement.

    INVESTMENT IN EMERGING MARKETS: Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.


                                                               Annual Report  29

SSgA
EMERGING MARKETS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


3.  SECURITIES TRANSACTIONS

    INVESTMENT TRANSACTIONS: For the year ended August 31, 1997, purchases and sales of investment securities, excluding short-term investments, aggregated to $114,581,074 and $25,714,088, respectively.

4.  RELATED PARTIES

    ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of its average daily net assets. For the period September 1, 1995 to October 31, 1995, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.50% of average daily net assets on an annual basis. Effective November 1, 1995, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of 1.25% of average daily net assets on an annual basis. As of August 31, 1997, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

    ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all international funds; $0 up to and including $500 million - .07%, over $500 million to and including $1 billion
    - .06%, over $1 billion to and including $1.5 billion - .04%, over $1.5 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket


30  Annual Report

SSgA
EMERGING MARKETS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS, and Commercial Banking, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1997, the Fund incurred expenses of $45,875, $5,456, and $3,368, or a total of $54,699, from the Adviser, RIS, and SSBSI, respectively. The Fund did not incur any expenses from Commercial Banking during this period.

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

    BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

    ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1997 WERE AS FOLLOWS:

        Advisory fees              $  246,646
        Administration fees            13,893
        Custodian fees                162,922
        Distribution fees              11,724
        Shareholder servicing fees      6,852
        Transfer agent fees             3,158
                                   ----------
                                   $  445,195
                                   ----------
                                   ----------

    BENEFICIAL INTEREST: As of August 31, 1997, one shareholder was a record owner of approximately 49% of the total outstanding shares of the Fund.


                                                               Annual Report  31

SSgA
EMERGING MARKETS FUND

                                                                 TAX INFORMATION
                                                     August 31, 1997 (Unaudited)


The Fund paid distributions of $.0554 per share from net long-term capital gains during its taxable year ended August 31, 1997. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $701,540 as capital gain dividends for its taxable year ended August 31, 1997.

The Fund paid foreign taxes of $301,789 and recognized $3,673,639 of foreign source income during the taxable year ended August 31, 1997. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $.0147 per share of foreign taxes paid and $.1793 of gross income earned from foreign sources in the taxable year ended August 31, 1997.

Please consult a tax advisor for questions about federal or state income tax laws.


32  Annual Report

SSgA EMERGING MARKETS FUND
Two International Place, 35th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
    Lynn L. Anderson, Chairman
    William L. Marshall
    Steven J. Mastrovich
    Patrick J. Riley
    Richard D. Shirk
    Bruce D. Taber
    Henry W. Todd

OFFICERS
    Lynn L. Anderson, President
    George W. Weber, Senior Vice President and Treasurer
    J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
    State Street Bank and Trust Company
    1776 Heritage Drive
    North Quincy, Massachusetts  02171
    (800) 647-7327

DISTRIBUTOR
    Russell Fund Distributors, Inc.
    Two International Place, 35th Floor
    Boston, Massachusetts 02110
    (800) 997-7327

ADMINISTRATOR
    Frank Russell Investment Management Company
    909 A Street
    Tacoma, Washington  98402

LEGAL COUNSEL
    Goodwin, Procter & Hoar LLP
    Exchange Place
    Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
    Coopers & Lybrand L.L.P.
    One Post Office Square
    Boston, Massachusetts  02109

                                                               Annual Report  33

                                    SSgA-SM- FUNDS

                                GROWTH AND INCOME FUND

                                    Annual Report
                                   August 31, 1997

                                  Table of Contents

                                                                          Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . .    4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . . . .    6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . .    8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .    9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . .   14

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . .   15

Tax Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   20

Fund Management and Service Providers. . . . . . . . . . . . . . . . . .   21



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA GROWTH AND INCOME FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS



DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1997. Over the past year, the Funds have grown to include seventeen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the Growth and Income Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds opened three additional funds in fiscal 1997. These three asset allocation funds, called Life Solutions Funds, were opened on July 1, 1997. Each Life Solutions Fund seeks to achieve its investment objective by diversifying its assets in shares of certain Funds of the Investment Company, referred to as Underlying Funds.

The Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.

The Life Solutions Balanced Fund seeks a balance of growth of capital and income.

The Life Solutions Growth Fund seeks long-term growth of capital.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA Matrix Fund and the SSgA Small Cap Fund achieved five year track records. We are proud of our long-term record and look forward to having additional funds complete their five year anniversary.

SSGA is strategically growing by continuing to build an organization that delivers comprehensive services striving to meet your investment requirements. In an effort to compete in this ever-changing complex world, we focus on our expertise, our knowledge and our commitment to better serve your investment needs.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA GROWTH AND INCOME FUND

MANAGEMENT OF THE FUNDS





                                 Nicholas A. Lopardo
                         Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Mr. Brenton H. Dickson, Principal, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA Growth and Income Fund since its inception in September 1993. Mr. Dickson has over 30 years of investment experience. He is a member of the Board of Directors of the Boston Security Analyst Society and a portfolio manager of the Personal Trust Stock Common Trust Funds. He holds the designation of Chartered Financial Analyst, received his MBA with distinction from Boston University and is a graduate of Middlebury College. There are five other portfolio managers working with Mr. Dickson.




                                                                Annual Report  5

SSgA GROWTH AND INCOME FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:   Achieve long-term capital growth, current income, and growth of income.

INVESTS IN:  Equity securities.

STRATEGY:    Fund Managers concentrate in securities with market
capitalizations between $500 million to $50 billion. Stock selection focuses on individual companies and the strength of their fundamental business characteristics.


                                       [GRAPH]

DATES           GROWTH AND INCOME FUND     S&P-Registered Trademark- 500 INDEX**
Inception*                     $10,000                                   $10,000
    1994                       $10,623                                   $10,547
    1995                       $12,287                                   $12,809
    1996                       $13,954                                   $15,208
    1997                       $19,668                                   $21,391
--------------------------------------------------------------------------------

Total                          $66,532                                   $69,955
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


PERFORMANCE REVIEW

For the fiscal year ended August 31, 1997, the SSgA Growth and Income Fund's total return was 41.0%, compared to 40.7% for the S&P 500 Index. During the first eight months of calendar 1997, the total return for the Fund was 24.6%, versus 22.9% for the Index. Fund performance is net of operating expenses, whereas Index results do not include expenses of any kind.

The Fund's results benefited from overweighted positions in technology, health care, and financial service companies. The Fund's 8.5% exposure to foreign securities continued to hurt performance, as the Morgan Stanley EAFE Index increased only 9.1% over the past year.


SSgA
  GROWTH AND INCOME FUND

Period Ended    Growth of        Total
  08/31/97       $10,000         Return
------------   ------------   ------------
1 Year            14,095         40.95%
Inception         19,668         18.42%+

STANDARD & POOR'S -Registered Trademark- 500 COMPOSITE
  STOCK PRICE INDEX

Period Ended    Growth of        Total
  08/31/97       $10,000         Return
------------   ------------   ------------
1 Year            14,065         40.65%
Inception         21,391         20.94%+

SEE RELATED NOTES ON THE FOLLOWING PAGE.


6  Annual Report

SSgA GROWTH AND INCOME FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


PORTFOLIO HIGHLIGHTS

Even though the US economy has been expanding for over seven years, there are still no significant signs of a resurgence in inflation. For the fiscal year ended August 31, 1997, the Consumer Price Index was 2.2%, down from the 3.3% increase for all of calendar 1996. In fact, retailers and automobile dealers have been engaging in intensely competitive promotional activity in order to stimulate sales. In spite of the fact that there is little if any pricing power in the system, corporate profits have been coming in above expectations. This is partly because of the widespread restructuring and cost-cutting that has been taking place over the past decade. Thus far in 1997, many of the earnings gains have been turned in by a number of large multinational companies with recognized brand name franchises.

Most of the companies held in the Fund are among the leaders within their industries and conduct a significant part of their business abroad. In addition, many are direct and indirect beneficiaries of major longer-term secular trends that are likely to impact our economy for several years. These include increased savings by the 'baby boom' generation as they enter their most lucrative earnings years; higher health care spending by an aging population; and accelerating spending for products employing new productivity enhancing technologies.

The Fund is well diversified, with at least some exposure to the major sectors of the US economy. The individual holdings are believed to have favorable long-term growth prospects as well as being attractively valued at the present time.


TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)       AUGUST 31, 1997

Northern Trust Corp.                           3.7%
Caterpillar, Inc.                              3.4
Intel Corp.                                    3.3
Time Warner, Inc.                              3.2
Cisco Systems, Inc.                            3.2
Microsoft Corp.                                3.1
Franklin Resources, Inc.                       3.1
Lucent Technologies, Inc.                      3.0
Halliburton Co.                                3.0
Reuters Holdings PLC Class B - ADR             3.0


                          ----------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

   * The Growth and Income Fund commenced operations on September 1, 1993. Index comparison also began on September 1, 1993.

   * The Standard & Poor's -Registered Trademark- 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

   + Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of the SSgA Funds:

We have audited the accompanying statement of assets and liabilities and statement of net assets of SSgA Growth and Income Fund (formerly The Seven Seas Series Growth and Income Fund)(the "Fund"), as of August 31, 1997, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the three fiscal years in the period then ended, and for the period September 1, 1993 (commencement of operations) to August 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1997, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the three fiscal years in the period then ended and for the period September 1, 1993 (commencement of operations) to August 31, 1994 in conformity with generally accepted accounting principles.


Boston, Massachusetts                  /s/ COOPERS & LYBRAND L.L.P.
October 7, 1997


8  Annual Report

SSgA
GROWTH AND INCOME FUND

                                                         STATEMENT OF NET ASSETS
                                                                 August 31, 1997


                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

COMMON STOCKS - 97.3%
BASIC INDUSTRIES - 8.6%
Brush Wellman, Inc.                                      70,000     $    1,750
Ethyl Corp.                                             110,000            990
Kimberly-Clark Corp.                                     40,000          1,898
Schulman (A.), Inc.                                      70,000          1,522
                                                                    ----------

                                                                         6,160
                                                                    ----------

CAPITAL GOODS - 3.4%
Caterpillar, Inc.                                        42,000          2,439
                                                                    ----------

                                                                         2,439
                                                                    ----------

CONSUMER BASICS - 16.7%
American Home Products Corp.                             28,000          2,016
Bristol-Myers Squibb Co.                                 27,000          2,052
Merck & Co., Inc.                                        22,000          2,020
Panamerican Beverages, Inc. Class A                      65,000          1,954
Procter & Gamble Co.                                     15,000          1,996
Warner-Lambert Co.                                       15,000          1,906
                                                                    ----------

                                                                        11,944
                                                                    ----------

CONSUMER NON-DURABLES - 2.8%
Home Depot, Inc. (The)                                   43,000          2,029
                                                                    ----------

                                                                         2,029
                                                                    ----------

CONSUMER SERVICES - 2.7%
Disney (Walt) Co.                                        25,000          1,920
                                                                    ----------

                                                                         1,920
                                                                    ----------

ENERGY - 7.1%
Halliburton Co.                                          45,000          2,149
Mobil Corp.                                              22,000          1,600
Unocal Corp.                                             35,000          1,367
                                                                    ----------

                                                                         5,116
                                                                    ----------

FINANCE - 14.6%
American Express Co.                                     25,000          1,944
American International Group, Inc.                       19,500          1,840
Franklin Resources, Inc.                                 29,000          2,244
Morgan (J.P.) & Co., Inc.                                17,000          1,823
Northern Trust Corp.                                     50,000          2,638
                                                                    ----------

                                                                        10,489
                                                                    ----------

GENERAL BUSINESS - 8.8%
Reuters Holdings PLC Class B - ADR                       35,000          2,128
Staples, Inc. (a)                                        80,000          1,870
Time Warner, Inc.                                        45,000          2,318
                                                                    ----------

                                                                         6,316
                                                                    ----------

MISCELLANEOUS - 2.8%
Beacon Properties                                        55,000          1,980
                                                                    ----------

                                                                         1,980
                                                                    ----------

TECHNOLOGY - 22.7%
AlliedSignal, Inc.                                       25,000          2,064
Boeing Co.                                               32,000          1,742
Cisco Systems, Inc. (a)                                  30,000          2,259
Digital Equipment Corp. (a)                              43,000          1,849
Hewlett-Packard Co.                                      25,000          1,533
Intel Corp.                                              26,000          2,390
Lucent Technologies, Inc.                                28,000          2,181
Microsoft Corp. (a)                                      17,000          2,247
                                                                    ----------

                                                                        16,265
                                                                    ----------


                                                                Annual Report  9

SSgA
GROWTH AND INCOME FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

UTILITIES - 7.1%
Alltel Corp.                                             53,000     $    1,676
AT&T Corp.                                               41,000          1,599
Vodafone Group PLC - ADR                                 36,000          1,834
                                                                    ----------

                                                                         5,109
                                                                    ----------

TOTAL COMMON STOCKS
(cost $45,244)                                                          69,767
                                                                    ----------

                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------

SHORT-TERM INVESTMENTS - 2.6%
Dreyfus Cash Management Plus, Inc.
 Money Market Fund (b)                               $    1,482          1,482
Federal Home Loan Bank Discount Note (b)
 5.437% due 09/05/97                                        400            400
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $1,882)                                                            1,882
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $47,126)(c) - 99.9%                                    71,649

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                    87
                                                                    ----------

NET ASSETS - 100.0%                                                 $   71,736
                                                                    ----------
                                                                    ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) See Note 2 for federal income tax information.

Abbreviations:
ADR - American Depositary Receipt
PLC - Public Limited Company


The accompanying notes are an integral part of the financial statements.

10  Annual Report

SSgA
GROWTH AND INCOME FUND


                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                              August 31, 1997


                                                                                                                Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at market (identified cost $47,126)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . .      $       71,649
Receivables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  75
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 132
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   9
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              71,865

LIABILITIES
Payables:
  Accrued fees to affiliates . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          119
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  10
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 129
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       71,736
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          118
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,385
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .              24,523
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   4
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              39,706
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       71,736
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($71,735,853 divided by 3,967,169 shares of $.001
  par value shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . .      $        18.08
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  11

SSgA
GROWTH AND INCOME FUND


                                                                                                      STATEMENT OF OPERATIONS
                                                                                    For the Fiscal Year Ended August 31, 1997

                                                                                                                 Amounts in
                                                                                                                 thousands
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $8). . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,192

EXPENSES (Notes 2 and 4):
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          572
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  20
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  22
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  24
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  30
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  25
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  85
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   9
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  13
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 814
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                (175)
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 639
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 553
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,387
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .              14,677
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              22,064
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $       22,617
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

12  Annual Report

SSgA
GROWTH AND INCOME FUND


                                                                                          STATEMENTS OF CHANGES IN NET ASSETS
                                                                                        For the Fiscal Years Ended August 31,

                                                                                                 Amounts in thousands

                                                                                              1997                1996
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $             553   $             590
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                7,387               2,142
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .               14,677               3,616
                                                                                        -----------------   -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .               22,617               6,348
                                                                                        -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (606)               (607)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .               (2,131)               (163)
                                                                                        -----------------   -----------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .               (2,737)               (770)
                                                                                        -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .               (3,967)              6,361
                                                                                        -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .               15,913              11,939

NET ASSETS
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               55,823              43,884
                                                                                        -----------------   -----------------
  End of year (including undistributed net investment income of
     $118 and $171, respectively). . . . . . . . . . . . . . . . . . . . . . . . . .    $          71,736   $          55,823
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------

FUND SHARE TRANSACTIONS                                         1997                                    1996
                                                -------------------------------------   -------------------------------------
                                                     SHARES              DOLLARS              SHARES              DOLLARS
                                                -----------------   -----------------   -----------------   -----------------
Proceeds from shares sold. . . . . . . . .                  2,426   $          36,961               2,140   $          27,679
Proceeds from reinvestment
  of distributions . . . . . . . . . . . .                    193               2,708                  63                 784
Payments for shares redeemed . . . . . . .                 (2,832)            (43,636)             (1,694)            (22,102)
                                                -----------------   -----------------   -----------------   -----------------

Total net increase (decrease). . . . . . .                   (213)  $          (3,967)                509   $           6,361
                                                -----------------   -----------------   -----------------   -----------------
                                                -----------------   -----------------   -----------------   -----------------


The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  13

SSgA
GROWTH AND INCOME FUND


                                                                                               FINANCIAL HIGHLIGHTS
                          The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                               1997           1996           1995           1994*
                                                            ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . .  $    13.36     $    11.95     $    10.51     $    10.00
                                                            ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . .         .12            .15            .18            .15
  Net realized and unrealized gain (loss) on investments .        5.18           1.46           1.44            .47
                                                            ----------     ----------     ----------     ----------

    Total Income From Investment Operations. . . . . . . .        5.30           1.61           1.62            .62
                                                            ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . .        (.14)          (.16)          (.18)          (.11)
  Net realized gain on investments . . . . . . . . . . . .        (.44)          (.04)            --             --
                                                            ----------     ----------     ----------     ----------

    Total Distributions. . . . . . . . . . . . . . . . . .        (.58)          (.20)          (.18)          (.11)
                                                            ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . .  $    18.08     $    13.36     $    11.95     $    10.51
                                                            ----------     ----------     ----------     ----------
                                                            ----------     ----------     ----------     ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . .       40.95          13.57          15.66           6.23

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of year ($000 omitted) . . . . . . . . .      71,736         55,823         43,884         26,747

  Ratios to average net assts (%)(b):
    Operating expenses, net (c). . . . . . . . . . . . . .         .95            .95            .95            .95
    Operating expenses, gross (c). . . . . . . . . . . . .        1.21           1.40           1.61           1.44
    Net investment income  . . . . . . . . . . . . . . . .         .82           1.15           1.72           1.75

  Portfolio turnover (%)(b). . . . . . . . . . . . . . . .       29.88          38.34          39.32          36.48
  Per share amount of expense reductions ($ omitted)(c). .       .0396          .0574          .0685          .0420
  Average commission rate paid per share
    of security ($ omitted). . . . . . . . . . . . . . . .       .0421          .0436            N/A            N/A


 * For the period September 1, 1993 (commencement of operations) to August 31, 1994.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1994 are annualized.
(c) See Note 4 for current period amounts.


14  Annual Report

SSgA
GROWTH AND INCOME FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1997


1.  ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of August 31, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA Growth and Income Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    SECURITY VALUATION: United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the basis of the closing bid price.

    International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities.

    Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

    The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.


                                                               Annual Report  15

SSgA
GROWTH AND INCOME FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

    AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

    FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, the sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

    It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

    The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1997 are as follows:
                                                                  NET
                                                               UNREALIZED
            FEDERAL TAX      UNREALIZED       UNREALIZED      APPRECIATION
               COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
          --------------   --------------   --------------   --------------
         $   47,125,850   $   25,319,645   $    (796,980)   $   24,522,665

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.


16  Annual Report

SSgA
GROWTH AND INCOME FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

    DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

    REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.  SECURITIES TRANSACTIONS

    INVESTMENT TRANSACTIONS: For the year ended August 31, 1997, purchases and sales of investment securities, excluding short-term investments aggregated to $19,304,009 and $24,781,033, respectively.

4.  RELATED PARTIES

    ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .85% of its average daily net assets. For the year ended August 31, 1997, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .95% of average daily net assets on an annual basis. As of August 31, 1997, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

    ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the


                                                               Annual Report  17

SSgA
GROWTH AND INCOME FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS, and Commercial Banking, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1997, the Fund incurred expenses of $16,839 and $8,133, or a total of $24,972, from the Adviser and SSBSI, respectively. The Fund did not incur any expenses from RIS or Commercial Banking during this period.

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The


18  Annual Report

SSgA
GROWTH AND INCOME FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

    AFFILIATED BROKERAGE: The Fund placed a portion of its portfolio transactions with SSBSI, an affiliated broker dealer of the Fund's Adviser. The commissions paid to SSBSI were $18,332 for the year ended August 31, 1997.

    BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

    ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1997 WERE AS FOLLOWS:

         Advisory fees                 $   91,442
         Administration fees                2,039
         Custodian fees                     3,517
         Distribution fees                  1,528
         Shareholder servicing fees         1,804
         Transfer agent fees               18,649
                                       ----------
                                       $  118,979
                                       ----------
                                       ----------

     BENEFICIAL INTEREST: As of August 31, 1997, two shareholders (who were also affiliates of the Investment Company) were each record owners of approximately 29% of the total outstanding shares of the Fund.

5.   DIVIDENDS

     On September 2, 1997 the Board of Trustees declared a dividend of $.0298 from net investment income, payable on September 10, 1997 to shareholders of record on September 3, 1997.


                                                               Annual Report  19

SSgA
GROWTH AND INCOME FUND

                                                                 TAX INFORMATION
                                                     August 31, 1997 (Unaudited)


The Fund paid distributions of $.3772 per share from net long-term capital gains during its taxable year ended August 31, 1997. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $1,820,443 as capital gain dividends for its taxable year ended August 31, 1997.

Please consult a tax advisor for questions about federal or state income tax laws.


20  Annual Report

SSgA GROWTH AND INCOME FUND
Two International Place, 35th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
    Lynn L. Anderson, Chairman
    William L. Marshall
    Steven J. Mastrovich
    Patrick J. Riley
    Richard D. Shirk
    Bruce D. Taber
    Henry W. Todd

OFFICERS
    Lynn L. Anderson, President
    George W. Weber, Senior Vice President and Treasurer
    J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
    State Street Bank and Trust Company
    1776 Heritage Drive
    North Quincy, Massachusetts  02171
    (800) 647-7327

DISTRIBUTOR
    Russell Fund Distributors, Inc.
    Two International Place, 35th Floor
    Boston, Massachusetts  02110
    (800) 997-7327

ADMINISTRATOR
    Frank Russell Investment Management Company
    909 A Street
    Tacoma, Washington  98402

LEGAL COUNSEL
    Goodwin, Procter & Hoar LLP
    Exchange Place
    Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
    Coopers & Lybrand L.L.P.
    One Post Office Square
    Boston, Massachusetts  02109


                                                               Annual Report  21

                                    SSgA-SM- FUNDS

                                  INTERMEDIATE FUND

                                    Annual Report
                                   August 31, 1997

                                  Table of Contents

                                                                            Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . . . . .    6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . .    8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .    9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .   16

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .   17

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .   22



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA INTERMEDIATE FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1997. Over the past year, the Funds have grown to include seventeen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the Intermediate Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds opened three additional funds in fiscal 1997. These three asset allocation funds, called Life Solutions Funds, were opened on July 1, 1997. Each Life Solutions Fund seeks to achieve its investment objective by diversifying its assets in shares of certain Funds of the Investment Company, referred to as Underlying Funds.

The Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.

The Life Solutions Balanced Fund seeks a balance of growth of capital and income.

The Life Solutions Growth Fund seeks long-term growth of capital.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA Matrix Fund and the SSgA Small Cap Fund achieved five year track records. We are proud of our long-term record and look forward to having additional funds complete their five year anniversary.

SSGA is strategically growing by continuing to build an organization that delivers comprehensive services striving to meet your investment requirements. In an effort to compete in this ever-changing complex world, we focus on our expertise, our knowledge and our commitment to better serve your investment needs.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,


/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer

4  Annual Report

SSgA INTERMEDIATE FUND

MANAGEMENT OF THE FUNDS







                                 Nicholas A. Lopardo
                         Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Mr. John Kirby, Assistant Vice President, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA Intermediate Fund. Prior to joining State Street Bank in 1995, Mr. Kirby was an account manager with Lowell, Blake & Associates. Prior to that he worked as a portfolio manager with One Federal Asset Management and an asset/liability risk specialist at Cambridge Port Savings. He has a BA from Boston College and is a CFA candidate. There are six other portfolio managers working with Mr. Kirby.



                                                                Annual Report  5

SSgA INTERMEDIATE FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:   High level of current income while preserving principal.

INVESTS IN: High quality, investment grade, debt instruments; including US Government Treasuries, and Agencies, corporate bonds, asset-backed securities, and mortgage-backed securities with a dollar-weighted average maturity of three to ten years.

STRATEGY:    Fund Managers seek to match or exceed the return of the Lehman
Brothers Intermediate Government/Corporate Bond Index. The Fund seeks to match the Index's duration at all times while adding value through issue and sector selection.


                                    [GRAPH]

DATES                   INTERMEDIATE FUND                    LEHMAN INTERMEDIATE
Inception*                        $10,000                                $10,000
    1994                           $9,658                                 $9,967
    1995                          $10,629                                $10,911
    1996                          $11,066                                $11,395
    1997                          $11,952                                $12,357
--------------------------------------------------------------------------------

Total                             $53,305                                $54,630
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


SSgA
  INTERMEDIATE FUND

Period Ended     Growth of       Total
08/31/97          $10,000        Return
------------   ------------   ------------
1 Year           $  10,800       8.00%
Inception        $  11,952       4.56%+

LEHMAN BROTHERS INTERMEDIATE
  GOVERNMENT/CORPORATE BOND INDEX

Period Ended     Growth of       Total
08/31/97          $10,000        Return
------------   ------------   ------------

1 Year           $  10,844       8.44%
Inception        $  12,357       5.43%+

SEE RELATED NOTES ON THE FOLLOWING PAGE.

PERFORMANCE REVIEW

For the fiscal year ended August 31, 1997, the SSgA Intermediate Bond Fund returned 8.00%, versus 8.44% for its benchmark, the Lehman Brothers Intermediate Government/Corporate Bond Index. Deviation from the benchmark was principally due to the payment of operating expenses by the Fund, whereas Index results do not include expenses of any kind.

The Fund does not pursue active interest rate exposure. Over the year, the portfolio averaged 35 basis points of tracking error versus the Index. The primary source of tracking error was sector allocations, a risk profile that will be less volatile than one resulting from active duration management.

The fiscal year was favorable for fixed income markets. During the period, moderate economic growth coupled with little if any real inflationary pressures prevailed. The Federal Reserve (Fed) tempered the stock and bond "rally"


6  Annual Report

SSgA INTERMEDIATE FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


by making it known it would be vigilant about containing inflationary pressure. The long anticipated Fed move on March 26th to increase the Fed Funds rate (+.25%), and the accompanying comments expressing concerns over inflation and economic strength, set the tone for rising interest rates in the middle of the year. The Fed's "pre-emptive strike" was well anticipated by investors and its cautious tone prevailed until it was clearer that the Fed's work was done for the near-term, allowing rates to move lower for the last part of fiscal 1997.

PORTFOLIO HIGHLIGHTS

The Fund was invested primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years. At August 31, 1997, the Fund's duration matched the Index at 3.33 years. The Fund had an average quality rating of AA and was overweighted versus the Index in non-government sectors in order to capture incremental yield.

The strategy in place for all of fiscal 1997 was to overweight domestic corporate, AAA rated asset-backed, Yankee and mortgage-backed securities. US Treasuries were underweighted. This strategy provided the portfolio with extra yield and created the opportunity for enhanced returns versus the Index. Additionally, the Fund has taken an active exposure to the global economy by overweighting corporates through investments in US dollar denominated debt and is concentrated in sovereign and corporate securities domiciled in Europe, Canada and Australia/New Zealand. Asia presented too many uncertainties and was kept at a neutral weighting to the Index.

TOP TEN ISSUERS
(AS A PERCENT OF TOTAL INVESTMENTS)      AUGUST 31, 1997

United States Treasuries                     14.7%
General Motors Acceptance Corp.               4.0
Lockheed Martin Corp.                         3.8
International Lease Finance Corp.             3.7
CIT Group Holdings, Inc.                      3.6
Citibank Credit Card Master Trust             2.7
Premier Auto Trust                            2.7
Ford Motor Credit Co.                         2.5
Quebec, Province of                           2.5
Federal Home Loan Mortgage Corp.              2.3



                                ----------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.


 * The Intermediate Fund commenced operations on September 1, 1993. Index comparisons also began on September 1, 1993.

** The Lehman Brothers Intermediate Government/ Corporate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years.

 +  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                 Annual Report 7

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of the SSgA Funds:

We have audited the accompanying statement of assets and liabilities and statement of net assets of SSgA Intermediate Fund (formerly The Seven Seas Series Intermediate Fund)(the "Fund"), as of August 31, 1997, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the three fiscal years in the period then ended and for the period September 1, 1993 (commencement of operations) to August 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1997, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the three fiscal years in the period then ended and for the period September 1, 1993 (commencement of operations) to August 31, 1994 in conformity with generally accepted accounting principles.


Boston, Massachusetts                  /s/ COOPERS & LYBRAND L.L.P.
October 7, 1997


8  Annual Report

SSgA
INTERMEDIATE FUND


                                                         STATEMENT OF NET ASSETS
                                                                 August 31, 1997



                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
LONG-TERM INVESTMENTS - 98.8%
ASSET-BACKED SECURITIES - 11.9%
American Express Master Trust
 Series 1993-1 Class A
    5.375% due 09/15/00                              $      900     $      875
CIT RV Trust
    6.400% due 02/15/07                                     300            301
Citibank Credit Card Master Trust I
 Series 1993-3 Class A
    5.500% due 02/07/00                                     500            496
 Series 1997-7 Class A
    6.350% due 08/15/02                                   1,000          1,000
Ford Credit Auto Loan Master Trust
 Series 1996-1 Class A
    5.500% due 02/15/03                                     370            360
Ford Credit Auto Owner Trust
 Series 1996 - B Class A4
    6.300% due 01/15/01                                     500            501
MBNA Master Credit Card Trust
 Series 1993-3 Class A
    5.400% due 09/15/00                                   1,000            992
Premier Auto Trust
 Series 1996-2 Class A4
    6.575% due 10/06/00                                   1,000          1,007
 Series 1997-1 Class A4
    6.350% due 04/06/02                                     250            251
 Series 1997-2 Class A4
    6.250% due 06/06/01                                     200            200
Standard Credit Card Master Trust I
 Series 1991-6 Class A
    7.875% due 11/07/98                                     400            407
                                                                    ----------

                                                                         6,390
                                                                    ----------

CORPORATE BONDS AND
NOTES - 47.2%
A.H. Belo Corp.
    6.875% due 06/01/02                                     475            478
Associates Corp. of North America
    6.250% due 03/15/99                                     400            400
Australia & New Zealand Banking
 Group, Ltd.
    7.550% due 09/15/06                                     500            518
Banc One, Milwaukee, N.A.
    6.625% due 04/15/03                                     500            498
Branch Banking & Trust Co.
    5.700% due 02/01/01                                     250            244
Burlington Northern Santa Fe Corp.
    6.375% due 12/15/05                                     200            192
CIT Group Holdings, Inc. (MTN)
    6.250% due 03/22/99                                   1,450          1,457
    6.250% due 10/04/99                                     500            500
Citicorp
    8.000% due 02/01/03                                     350            369
Crown Cork & Seal, Inc.
    7.000% due 06/15/99                                     750            759
Enersis SA
    6.900% due 12/01/06                                     160            158
Enron Corp.
    9.650% due 05/15/01                                     150            164
    6.500% due 08/01/02                                     750            746
First Data Corp. Series B (MTN)
    6.820% due 09/18/01                                     500            504
First National Bank of Boston
    8.375% due 12/15/02                                     500            535
Fleet Financial Group
    7.250% due 09/01/99                                     500            509
Ford Motor Company
    7.500% due 11/15/99                                     555            568
Ford Motor Credit Co.
    7.250% due 05/15/99                                     300            304
    8.375% due 01/15/00                                     350            365
Ford Motor Credit Co. (MTN)
    6.110% due 12/28/01                                     700            687


                                                               Annual Report  9

SSgA
INTERMEDIATE FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
General Electric Capital Corp.
 Series A (MTN) Step Up Bond
    8.090% due 04/01/04 (c)                          $      450     $      481
General Motors Acceptance Corp.
    7.125% due 06/01/99                                     500            507
    5.625% due 02/15/01                                   1,000            970
General Motors Acceptance Corp.
 (MTN)
    5.950% due 12/28/98                                     500            500
    6.625% due 04/24/00                                     200            201
GTE Corp.
    9.375% due 12/01/00                                     800            866
Harris Corp.
    6.650% due 08/01/06                                     700            703
Integra Bank (MTN)
    6.550% due 06/15/00                                     500            501
International Lease Finance Corp.
    6.125% due 11/01/99                                   1,000            996
    6.375% due 01/18/00                                     500            500
    6.625% due 08/15/00                                     500            502
John Deere Capital Corp.
    6.000% due 02/01/99                                     180            180
Kemper Corp.
    6.875% due 09/15/03                                     500            502
KFW International Finance, Inc.
    7.625% due 02/15/04                                     100            105
Lockheed Martin Corp.
    6.550% due 05/15/99                                   1,250          1,255
    6.850% due 05/15/01                                     800            807
McDonnell Douglas Corp.
    6.875% due 11/01/06                                     365            368
Merrill Lynch & Co., Inc. (MTN)
    6.510% due 03/19/01                                     300            300
Nationsbank Corp.
    7.625% due 04/15/05                                     900            937
News America Holdings, Inc.
    7.450% due 06/01/00                                     200            204
Norfolk Southern Corp.
    6.700% due 05/01/00                                     500            504
Norwest Financial, Inc.
 Series B (MTN)
    6.375% due 10/01/99                                     500            501
Pitney Bowes Credit Corp.
 Series C (MTN)
    6.540% due 07/15/99                                     700            705
Raytheon Co.
    6.450% due 08/15/02                                   1,000            991
Sears Roebuck Acceptance Corp.
 Series II (MTN)
    6.540% due 05/06/99                                     500            502
Societe Generale - New York
    7.400% due 06/01/06                                      90             91
Worldcom, Inc.
    7.750% due 04/01/07                                     750            774
                                                                    ----------

                                                                        25,408
                                                                    ----------

EURODOLLAR BONDS - 0.2%
Korea Development Bank
    6.625% due 11/21/03                                      85             82
                                                                     ---------

                                                                            82
                                                                     ---------

MORTGAGE-BACKED SECURITIES - 4.1%
Federal Home Loan Mortgage Corp.
 Participation Certificate
 Group #L7-3986
    4.500% due 04/01/01                                     405            382
Federal Home Loan Mortgage Corp.
 Participation Certificate Pools
    # 328962  6.000% due 01/01/09                           575            563
    # 367205  5.500% due 07/01/11                           299            287


10  Annual Report

SSgA
INTERMEDIATE FUND


                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                     ----------     ----------
Government National Mortgage
Association Pools (c)
 #  008022 7.125% due 07/20/22                       $      235     $      242
 #  008061 6.875% due 10/20/22                              237            244
 #  008162 7.000% due 03/20/23                              237            244
 #  008217 7.375% due 06/20/23                              235            241
                                                                    ----------

                                                                         2,203
                                                                    ----------

UNITED STATES GOVERNMENT
AGENCIES - 4.7%
Federal Home Loan Bank
    6.995% due 04/02/07                                     300            307
Federal National Mortgage Association
    6.600% due 06/24/99                                     250            252
    5.450% due 10/10/03                                     500            475
Federal National Mortgage
 Association (MTN)
    6.480% due 06/28/04                                     350            350
Private Export Funding Corp.
 Series AAA
    7.010% due 04/30/04                                     340            350
 Series ZZ
    7.110% due 04/15/07                                     200            205
State of Israel United States Government
 Guaranteed Notes
 Series 2-Z
    Zero Coupon due 03/15/05                                115             70
 Series 3-A
    6.000% due 02/15/99                                     450            450
 Series 9-Z
    Zero Coupon due 03/15/05                                130             68
                                                                    ----------

                                                                         2,527
                                                                    ----------

UNITED STATES GOVERNMENT
TREASURIES - 14.9%
United States Treasury Bonds
    12.000% due 08/15/13                                    340            482
    12.500% due 08/15/14                                    155            230
United States Treasury Notes
    6.000% due 08/15/99                                     560            560
    6.000% due 08/15/00                                   2,350          2,344
    6.500% due 05/31/01                                   1,250          1,263
    6.500% due 05/31/02                                     820            828
    5.875% due 02/15/04                                      60             59
    7.250% due 08/15/04                                     350            368
    7.875% due 11/15/04                                     120            130
    7.000% due 07/15/06                                     690            717
    6.125% due 08/15/07                                   1,025          1,009
United States Treasury
Principal Only Strip
    Zero Coupon due 05/15/99                                 60             55
                                                                    ----------

                                                                         8,045
                                                                    ----------

YANKEE BONDS - 15.8%
ABN AMRO North America, Inc.
 (Chicago)
    7.550% due 06/28/06                                     500            521
Australia & New Zealand Banking
 Group LTD.
    6.250% due 02/01/04                                     500            485
Bell Cablemedia PLC
 Step Up Bond
    Zero Coupon due 07/15/04                                250            229
Finland, Republic of
    7.875% due 07/28/04                                     215            231
Ireland, Republic of
    7.875% due 12/01/01                                     400            421
    7.125% due 07/15/02                                     300            308
Malayan Banking Berhad New York
    7.125% due 09/15/05                                     500            492


                                                               Annual Report  11

SSgA
INTERMEDIATE FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------    -----------

Manitoba, Province of
    6.875% due 09/15/02                              $      500    $       507
Manitoba, Province of Series CK
    9.000% due 12/15/00                                     500            538
New Zealand, Government of
    8.750% due 12/15/06                                     500            570
Ontario, Province of
  8.000% due 10/17/01                                       250            263
  7.375% due 01/27/03                                       500            518
Poland, Government of
    7.125% due 07/01/04                                     500            502
Quebec, Province of
    9.125% due 03/01/00                                   1,275          1,354
Victorian Public Authority
 Financial Agency
    8.450% due 10/01/01                                     500            535
Westpac Banking, Ltd.
    7.875% due 10/15/02                                   1,000          1,052
                                                                    ----------

                                                                         8,526
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $53,063)                                                          53,181
                                                                    ----------

SHORT-TERM INVESTMENTS - 2.7%
Dreyfus Cash Management Plus, Inc.
 Money Market Fund (a)                                       32             32
Franklin
 Money Market Fund (a)                                        3              3
Valiant Money Market Fund
 Class A (a)                                              1,451          1,451
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $1,486)                                                            1,486
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $54,549)(b) - 101.5%                                   54,667

OTHER ASSETS AND LIABILITIES,
NET - (1.5%)                                                              (833)
                                                                    ----------

NET ASSETS - 100.0%                                                 $   53,834
                                                                    ----------
                                                                    ----------


(a) At cost, which approximates market.
(b) See Note 2 for federal income tax information.
(c) Adjustable or floating rate securities.


ABBREVIATIONS:
MTN-Medium Term Note


The accompanying notes are an integral part of the financial statements.

12  Annual Report

SSgA
INTERMEDIATE FUND

                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                              August 31, 1997

                                                                                                                Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at market (identified cost $54,549)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . .     $        54,667
Receivables: . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 855
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 144
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   9
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              55,675


LIABILITIES
Payables:
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $        1,109
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             679
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . . . .              40
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              13
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,841
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       53,834
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          733
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (171)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .                 118
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   6
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              53,148
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       53,834
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($53,833,626 divided by 5,513,305 shares of $.001
  par value shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . .      $         9.76
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  13

SSgA
INTERMEDIATE FUND

                                                                                                     STATEMENT OF OPERATIONS
                                                                                   For the Fiscal Year Ended August 31, 1997

                                                                                                                 Amounts
                                                                                                               in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        2,899
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  75
                                                                                                              --------------

  Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,974

EXPENSES (Notes 2 and 4):
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          373
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                14
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                42
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                19
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                11
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                33
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                17
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                75
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . . .                 9
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                13
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               607
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (328)
                                                                                         --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                279
                                                                                                             --------------


Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,695
                                                                                                             --------------


REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 95
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .                790
                                                                                                             --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                885
                                                                                                             --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .     $        3,580
                                                                                                             --------------
                                                                                                             --------------


The accompanying notes are an integral part of the financial statements.

14  Annual Report

SSgA
INTERMEDIATE FUND

                                                                                          STATEMENTS OF CHANGES IN NET ASSETS
                                                                                        For the Fiscal Years Ended August 31,


                                                                                                Amounts in thousands

                                                                                             1997                 1996
                                                                                       -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           2,695   $           2,316
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  95                 156
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .                 790                (883)
                                                                                       -----------------   -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .               3,580               1,589
                                                                                       -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (2,564)             (2,233)
                                                                                       -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .              11,300               8,269
                                                                                       -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .             12,316                7,625

NET ASSETS
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              41,518              33,893
                                                                                       -----------------   -----------------
  End of year (including undistributed net investment income of
  $733 and $602, respectively) . . . . . . . . . . . . . . . . . . . . . . . . . . .   $          53,834   $          41,518
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------


FUND SHARE TRANSACTIONS                                        1997                                    1996
                                               -------------------------------------   -------------------------------------
                                                     SHARES              DOLLARS              SHARES              DOLLARS
                                               -----------------   -----------------   -----------------   -----------------

Proceeds from shares sold. . . . . . . . .                 3,454   $          33,329               3,901   $          37,719
Proceeds from reinvestment
    of distributions . . . . . . . . . . .                   242               2,313                 197               1,896
Payments for shares redeemed . . . . . . .                (2,519)            (24,342)             (3,248)            (31,346)
                                               -----------------   -----------------   -----------------   -----------------

Total net increase (decrease). . . . . . .                 1,177   $          11,300                 850   $           8,269
                                               -----------------   -----------------   -----------------   -----------------
                                               -----------------   -----------------   -----------------   -----------------


The accompanying notes are an integral part of the financial

                                                               Annual Report  15

SSgA
INTERMEDIATE FUND



                                                                                                       FINANCIAL HIGHLIGHTS
                                   The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.


                                                                        1997            1996          1995           1994*
                                                                     ----------     ----------     ----------     ----------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . . .     $     9.57     $     9.72     $     9.37     $    10.00
                                                                     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .            .54            .53            .56            .42
  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . . . . . . . . . . . .            .20           (.14)           .34           (.76)
                                                                     ----------     ----------     ----------     ----------
    Total Income From Investment Operations. . . . . . . . . . .            .74            .39            .90           (.34)
                                                                     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .           (.55)          (.54)          (.55)          (.29)
                                                                     ----------     ----------     ----------     ----------


NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . . .      $    9.76      $    9.57      $    9.72      $    9.37
                                                                     ----------     ----------     ----------     ----------
                                                                     ----------     ----------     ----------     ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . .           8.00           4.12          10.05          (3.42)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of year ($000 omitted) . . . . . . . . . . . .         53,834         41,518         33,893         19,963

Ratios to average net assets (%)(b):
  Operating expenses, net (c). . . . . . . . . . . . . . . . . .            .60            .60            .60            .60
  Operating expenses, gross (c). . . . . . . . . . . . . . . . .           1.30           1.38           1.67           1.51
  Net investment income  . . . . . . . . . . . . . . . . . . . .           5.78           5.57           6.29           5.11

  Portfolio turnover (%)(b). . . . . . . . . . . . . . . . . . .         242.76         221.73          26.31          15.70
  Per share amount of expense reductions
    ($ omitted)(c) . . . . . . . . . . . . . . . . . . . . . . .          .0665          .0743          .0946         .0755



* For the period September 1, 1993 (commencement of operations) to August 31, 1994.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1994 are annualized.
(c) See Note 4 for current period amounts.


16  Annual Report

SSgA
INTERMEDIATE FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1997


1.  ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of August 31, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA Intermediate Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price.

    Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

    Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

    The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

    INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

                                                               Annual Report  17

SSgA
INTERMEDIATE FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

    FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

    It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1997, the Fund had net tax basis capital loss carryovers of $6,763 and $155,968 which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates of August 31, 2003 and August 31, 2004, respectively, whichever occurs first.

    The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1997 are as follows:

                                                                    NET
                                                                 UNREALIZED
          FEDERAL TAX      UNREALIZED        UNREALIZED         APPRECIATION
              COST         APPRECIATION     (DEPRECIATION)     (DEPRECIATION)
          ------------     ------------     --------------     --------------
          $ 54,558,072     $    297,161     $    (188,553)     $      108,608

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in certain mortgage-backed securities and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.



18  Annual Report

SSgA
INTERMEDIATE FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

    DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

    REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

    FORWARD COMMITMENTS: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date upon which the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement, if it is appropriate to do so, and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

3.  SECURITIES TRANSACTIONS

    INVESTMENT TRANSACTIONS: For the year ended August 31, 1997, purchases and sales of investment securities, excluding US Government and Agency obligations and short-term investments, aggregated to $42,410,557, and $30,466,023, respectively.

    For the year ended August 31, 1997, purchases and sales of US Government and Agency obligations, excluding short-term investments, aggregated to $80,728,296 and $80,238,715, respectively.

4.  RELATED PARTIES

    ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its


                                                               Annual Report  19

SSgA
INTERMEDIATE FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .80% of its average daily net assets. For the year ended August 31, 1997, the Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .60% of average daily net assets on an annual basis. As of August 31, 1997, the receivable due from the Adviser for expenses in excess of the expense cap has been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

    ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS, and Commercial Banking,


20  Annual Report

SSgA
INTERMEDIATE FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1997, the Fund incurred expenses of $12,202, $2,533 and $2,041, or a total of $16,776 from the Adviser, RIS and SSBSI, respectively. The Fund did not incur any expenses from Commercial Banking during this period.

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

    BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

    ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1997 WERE AS FOLLOWS:


         Advisory fees                 $   12,836
         Administration fees                1,439
         Custodian fees                     6,888
         Distribution fees                  1,035
         Shareholder servicing fees         1,831
         Transfer agent fees               16,061
                                       ----------
                                       $   40,090
                                       ----------
                                       ----------

    BENEFICIAL INTEREST: As of August 31, 1997, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 20% of the total outstanding shares of the Fund.

5.  DIVIDENDS

    On September 2, 1997, the Board of Trustees declared a dividend of $.1272 from net investment income, payable on September 10, 1997 to shareholders of record on September 3, 1997.


                                                               Annual Report  21

SSgA INTERMEDIATE FUND
Two International Place, 35th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
    Lynn L. Anderson, Chairman
    William L. Marshall
    Steven J. Mastrovich
    Patrick J. Riley
    Richard D. Shirk
    Bruce D. Taber
    Henry W. Todd

OFFICERS
    Lynn L. Anderson, President
    George W. Weber, Senior Vice President and Treasurer
    J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
    State Street Bank and Trust Company
    1776 Heritage Drive
    North Quincy, Massachusetts  02171
    (800) 647-7327

DISTRIBUTOR
    Russell Fund Distributors, Inc.
    Two International Place, 35th Floor
    Boston, Massachusetts  02110
    (800) 997-7327

ADMINISTRATOR
    Frank Russell Investment Management Company
    909 A Street
    Tacoma, Washington  98402

LEGAL COUNSEL
    Goodwin, Procter & Hoar LLP LLP
    Exchange Place
    Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
    Coopers & Lybrand L.L.P.
    One Post Office Square
    Boston, Massachusetts  02109


22  Annual Report

                                    SSgA-SM- FUNDS


                           US GOVERNMENT MONEY MARKET FUND

                                    Annual Report
                                   August 31, 1997


                                  Table of Contents

                                                                       Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . .     4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . .     6

Report of Independent Accountants. . . . . . . . . . . . . . . . . .     8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . .     9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . .    14

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . .    15

Fund Management and Service Providers. . . . . . . . . . . . . . . .    19



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA US GOVERNMENT MONEY MARKET FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS



DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1997. Over the past year, the Funds have grown to include seventeen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the US Government Money Market Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds opened three additional funds in fiscal 1997. These three asset allocation funds, called Life Solutions Funds, were opened on July 1, 1997. Each Life Solutions Fund seeks to achieve its investment objective by diversifying its assets in shares of certain Funds of the Investment Company, referred to as Underlying Funds.

The Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.

The Life Solutions Balanced Fund seeks a balance of growth of capital and income.

The Life Solutions Growth Fund seeks long-term growth of capital.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA Matrix Fund and the SSgA Small Cap Fund achieved five year track records. We are proud of our long-term record and look forward to having additional funds complete their five year anniversary.

SSGA is strategically growing by continuing to build an organization that delivers comprehensive services striving to meet your investment requirements. In an effort to compete in this ever-changing complex world, we focus on our expertise, our knowledge and our commitment to better serve your investment needs.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA US GOVERNMENT MONEY MARKET FUND

MANAGEMENT OF THE FUNDS





                                 Nicholas A. Lopardo
                         Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Ms. Lisa Hatfield, Vice President, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA US Government Money Market Fund since June 1994. Ms. Hatfield has been with State Street since 1986 and has managed several money market funds since 1987. She received a BS from Suffolk University. There are 10 other portfolio managers working with Ms. Hatfield.



                                                                Annual Report  5

SSgA US GOVERNMENT MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS



OBJECTIVE:   Maximize current income; preservation of capital and liquidity.

INVESTS IN:  Obligations of the US Government, its Agencies or
Instrumentalities.

STRATEGY:    Fund Managers base their decisions on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market.


                                    [GRAPH]

DATES            US GOV'T MONEY MARKET     SALOMAN BROTHERS 3-MONTH T-BILL INDEX
Inception*                     $10,000                                   $10,000
    1991                       $10,306                                   $10,293
    1992                       $10,769                                   $10,731
    1993                       $11,100                                   $11,061
    1994                       $11,466                                   $11,454
    1995                       $12,083                                   $12,093
    1996                       $12,720                                   $12,740
    1997                       $13,381                                   $13,409
--------------------------------------------------------------------------------

Total                          $91,825                                   $91,781
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


SSgA
  US GOVERNMENT MONEY MARKET FUND


Period Ended    Growth of        Total
  08/31/97       $10,000         Return
-------------  -------------  -------------
1 Year          $  10,519        5.19%
5 Years         $  12,426        4.44%+
Inception       $  13,381        4.58%+

SALOMAN BROTHERS
  3-MONTH TREASURY BILL INDEX

Period Ended    Growth of        Total
  08/31/97       $10,000         Return
-------------  -------------  -------------
1 Year          $  10,525        5.25%
5 Years         $  12,495        4.56%+
Inception       $  13,409        4.62%+

SEE RELATED NOTES ON THE FOLLOWING PAGE.


PERFORMANCE REVIEW

Market participants spent most of the second half of 1996 debating whether the Federal Reserve's Open Market Committee (FOMC) would need to raise the target rate for federal funds, targeted at 5.25%. The fear of tightening kept pressure on rates during the period. However, by the end of November, positive data relating to the budget deficit, the outlook for reduced financing needs of the Treasury, and a historically high amount of Treasury securities held by foreign investors lent a positive tone. Yields hit their lows during November, with one-year Treasuries falling to 5.36%, two-year Treasuries dropping to 5.59% and thirty-year Treasuries down to 6.35%. Pressure relating to year end caused money market rates to rise in December. The rush to issue securities prior to year end also pressured the corporate market, causing spreads to widen during the month; however, the theme of 1996 for this sector was narrowing spreads to Treasuries.

The spread widening between Treasuries and corporates, and yield back-up from year end financing pressures were

6  Annual Report

SSgA US GOVERNMENT MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


erased by the end of January. Signs of unexpected strength were tempered by lower inflation indicators. The Treasury yield curve steepened as the data suggested a stronger economy and the market began pricing the possibility of an increase in interest rates. Consequently, the long-awaited shift in Federal Reserve policy finally occurred on March 26th, with a fed funds increase of 25 basis points. While the move itself was not a surprise, the FOMC's comment expressing concern over the strength of the economy and its impact on inflation was strong enough to focus market attention on the possibility of further tightening. Pessimism pervaded and yields rose through April, with one-year Treasuries peaking at 6.08%, two-years backing up to 6.54% and thirty-years at 7.17%. News of first quarter GDP at 5.6% was offset by the producer price index turning negative and consumer price indices declining to 2.3% annualized.

Going into the third quarter, high consumer confidence and healthier consumer balance sheets have many economists fearing a surge in consumer spending would spur further growth. Capital spending continues at a healthy clip keeping the base level of growth well above the target non-inflationary rate of 2.5%. Nevertheless, by the end of August, yields had again dropped with one-year Treasuries closing at 5.57%, two-years at 5.96%, and thirty-years at 6.61%. Skepticism for the new era of higher non-inflationary growth abounds. The growth side does not appear ready to slow down and with labor markets tight and getting tighter, the market trades nervously as if anticipating the FOMC to move again to raise rates in the upcoming quarters. Because of the uncertainty, opportunities continue to arise which allow for buying on weakness and extending portfolio maturity.

The Fund had a one-year total return of 5.19% for the fiscal year ended August 31, 1997 as compared to the Salomon Brothers 3-Month Treasury Bill Index return of 5.25% for the same period. This return, while slightly lagging the Index, is net of fund operating expenses, whereas Index results do not include expenses of any kind. The Salomon Brothers 3-Month Treasury Bill Index was chosen as a standard, well-known representation of money market rates.

PORTFOLIO HIGHLIGHTS

In the last year, the SSgA US Government Money Market Fund's net assets have grown 32%. This was partially due to the Fund receiving a AAAm rating - the highest available from Standard & Poor's Corporation.

The Fund was managed consistently with its objective of providing safety of principal and liquidity by investing in high quality investments providing competitive returns. Investments of the Fund included US Government Treasuries and Agencies, and floating rate notes. At year end, 40% of the Fund was invested in floating rate notes using standard money market indices such as one- and three-month LIBOR (London InterBank Offering Rate), Prime and three-month Treasury Bills. Investments are made based on relative value in the marketplace. The average maturity of the Fund over the course of the year was in the 33 to 55 day range, below that of the 60 days allowable by Standard & Poor's rating agency and the 90 days required by regulations governing money market funds.


                             ----------------------------


NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

     * The Fund commenced operations on March 1, 1991. Index comparison also began on March 1, 1991.

    ** Equal dollar amounts of 3-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

     + Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

An investment in a money market fund is neither insured nor guaranteed by the US Government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of the SSgA Funds:

We have audited the accompanying statement of assets and liabilities and statement of net assets of SSgA US Government Money Market Fund (formerly The Seven Seas Series US Government Money Market Fund)(the "Fund"), as of August 31, 1997, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended and the financial highlights for each of the five fiscal years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1997, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended in conformity with generally accepted accounting principles.


Boston, Massachusetts             /s/ COOPERS & LYBRAND L.L.P.
October 7, 1997


8  Annual Report

SSgA
US GOVERNMENT MONEY MARKET FUND

                                                                                            STATEMENT OF NET ASSETS
                                                                                                    August 31, 1997

                                                            PRINCIPAL                        DATE
                                                             AMOUNT                           OF            VALUE
                                                              (000)            RATE        MATURITY         (000)
                                                            ------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES - 69.1%
FEDERAL FARM CREDIT BANK (a) . . . . . . . . . . . . .      $  20,000          5.425%      10/02/97      $  19,998
FEDERAL FARM CREDIT BANK (a) . . . . . . . . . . . . .         25,000          5.500       11/14/97         24,995
FEDERAL FARM CREDIT BANK (a) . . . . . . . . . . . . .         25,000          5.500       12/11/97         24,993
FEDERAL FARM CREDIT BANK (a) . . . . . . . . . . . . .         35,000          5.462       12/17/97         34,991
FEDERAL FARM CREDIT BANK (a) . . . . . . . . . . . . .         25,000          5.550       02/03/98         24,993
FEDERAL FARM CREDIT BANK . . . . . . . . . . . . . . .         20,000          5.450       03/03/98         19,976
FEDERAL HOME LOAN BANK (a) . . . . . . . . . . . . . .         20,000          5.448       09/24/97         19,999
FEDERAL HOME LOAN BANK (a) . . . . . . . . . . . . . .         10,000          5.527       12/16/97          9,999
FEDERAL HOME LOAN BANK (a) . . . . . . . . . . . . . .         25,000          5.485       12/19/97         24,995
FEDERAL HOME LOAN BANK . . . . . . . . . . . . . . . .         10,000          5.710       01/21/98          9,999
FEDERAL HOME LOAN BANK . . . . . . . . . . . . . . . .         10,000          5.705       03/24/98          9,991
FEDERAL HOME LOAN BANK (a) . . . . . . . . . . . . . .         35,000          5.470       05/28/98         34,951
FEDERAL HOME LOAN BANK (a) . . . . . . . . . . . . . .         25,000          5.398       07/07/98         24,979
FEDERAL HOME LOAN BANK . . . . . . . . . . . . . . . .         30,000          5.825       07/07/98         29,983
FEDERAL HOME LOAN MORTGAGE CORP. . . . . . . . . . . .          5,000          5.715       03/17/98          4,997
FEDERAL HOME LOAN MORTGAGE CORP. DISCOUNT NOTES. . . .         50,000          5.475       09/30/97         49,779
FEDERAL NATIONAL MORTGAGE ASSOCIATION (a). . . . . . .         40,000          5.632       09/12/97         39,999
FEDERAL NATIONAL MORTGAGE ASSOCIATION (a). . . . . . .         25,000          5.570       11/14/97         24,996
FEDERAL NATIONAL MORTGAGE ASSOCIATION. . . . . . . . .          5,000          6.080       05/06/98          4,996
FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES .         10,000          5.640       10/20/97          9,923
FEDERAL NATIONAL MORTGAGE ASSOCIATION (MTN). . . . . .        100,000         12.500       10/16/97        100,812
FEDERAL NATIONAL MORTGAGE ASSOCIATION (MTN)(a) . . . .         50,000          5.520       06/19/98         49,969
FEDERAL NATIONAL MORTGAGE ASSOCIATION (MTN). . . . . .         15,000          5.710       09/09/98         14,977
STUDENT LOAN MARKETING ASSOCIATION (MTN) . . . . . . .          5,000          5.615       10/29/97          4,999
STUDENT LOAN MARKETING ASSOCIATION (MTN)(a). . . . . .          5,000          5.465       02/05/98          4,994
                                                                                                         ---------
TOTAL UNITED STATES GOVERNMENT AGENCIES (cost $625,283)                                                    625,283
                                                                                                         ---------

UNITED STATES GOVERNMENT TREASURIES - 5.0%
United States Treasury Notes . . . . . . . . . . . . .         25,000          5.250       12/31/97         24,970
United States Treasury Notes . . . . . . . . . . . . .         15,000          5.000       01/31/98         14,954
United States Treasury Notes . . . . . . . . . . . . .          5,000          6.125       03/31/98          5,010
                                                                                                         ---------

TOTAL UNITED STATES GOVERNMENT TREASURIES (cost $44,934) . . . . . . . . . . . . . . . . . . . . . . . .    44,934
                                                                                                         ---------

TOTAL INVESTMENTS (amortized cost $670,217) - 74.1%  . . . . . . . . . . . . . . . . . . . . . . . . . .   670,217
                                                                                                         ---------


                                                                Annual Report  9

SSgA
US GOVERNMENT MONEY MARKET FUND

                                                                                 STATEMENT OF NET ASSETS, CONTINUED
                                                                                                    August 31, 1997

                                                                                                          VALUE
                                                                                                          (000)
                                                                                                        ----------
REPURCHASE AGREEMENTS - 27.1%
Agreement with First Boston of $75,221
  acquired August 29, 1997 at 5.500% to be repurchased at $75,267 on September 2, 1997, collateralized by:
    $27,725 Federal Home Loan Mortgage Corp. Discount Note
      5.521% due 11/05/97 valued at $27,443
    $50,000 Federal National Mortgage Association Discount Note
      5.538% due 11/25/97 valued at $49,341. . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   75,221
Agreement with Swiss Bancorp of $170,000
  acquired August 29, 1997 at 5.560% to be repurchased at $170,105 on September 2, 1997, collateralized by:
    $169,172 United States Treasury Notes,
      6.625% due 06/30/01 valued at $173,484 . . . . . . . . . . . . . . . . . . . . . . . . . . .         170,000
                                                                                                        ----------

TOTAL REPURCHASE AGREEMENTS (identified cost $245,221) . . . . . . . . . . . . . . . . . . . . . .         245,221
                                                                                                        ----------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS (cost $915,438)(b) - 101.2%. . . . . . . . . . . . . .         915,438

OTHER ASSETS AND LIABILITIES, NET - (1.2)% . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (10,955)
                                                                                                        ----------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  904,483
                                                                                                        ----------
                                                                                                        ----------

(a) Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

ABBREVIATIONS:
MTN - Medium Term Note


The accompanying notes are an integral part of the financial statements.

10  Annual Report

SSgA
US GOVERNMENT MONEY MARKET FUND

                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                              August 31, 1997

                                                                                                                Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . .      $      670,217
Repurchase agreements (identified cost $245,221)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .             245,221
Interest receivable  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,731
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             924,169

LIABILITIES
Payables:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        4,059
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            14,977
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . . .               624
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                26
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              19,686
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      904,483
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $            3
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 904
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             903,576
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      904,483
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($904,482,649 divided by 904,480,134 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         1.00
                                                                                                              --------------
                                                                                                              --------------

The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  11

SSgA
US GOVERNMENT MONEY MARKET FUND

                                                                                                     STATEMENT OF OPERATIONS
                                                                                   For the Fiscal Year Ended August 31, 1997

                                                                                                                  Amounts
                                                                                                               in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       46,162
                                                                                                              --------------

EXPENSES (Notes 2 and 4):
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        2,091
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 244
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 191
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 287
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   8
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  23
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 720
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  32
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  27
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  36
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,659
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              42,503
                                                                                                              --------------

REALIZED GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  41
                                                                                                              --------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . .      $       42,544
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

12  Annual Report

SSgA
US GOVERNMENT MONEY MARKET FUND

                                                                  STATEMENTS OF CHANGES IN NET ASSETS
                                                                For the Fiscal Years Ended August 31,

                                                                        Amounts in thousands

                                                                      1997                 1996
                                                                 ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . .   $         42,503    $         31,690
  Net realized gain (loss) . . . . . . . . . . . . . . . . . .                 41                 120
                                                                 ----------------    ----------------

     Net increase in net assets resulting from operations. . .             42,544              31,810
                                                                 ----------------    ----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . .            (42,503)            (31,690)
                                                                 ----------------    ----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from
   Fund share transactions . . . . . . . . . . . . . . . . . .            221,232             192,952
                                                                 ----------------    ----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . .            221,273             193,072

NET ASSETS
  Beginning of year. . . . . . . . . . . . . . . . . . . . . .            683,210             490,138
                                                                 ----------------    ----------------

  End of year. . . . . . . . . . . . . . . . . . . . . . . . .   $        904,483    $        683,210
                                                                 ----------------    ----------------
                                                                 ----------------    ----------------

FUND SHARE TRANSACTIONS
  (ON A CONSTANT DOLLAR BASIS):
Proceeds from shares sold. . . . . . . . . . . . . . . . . . .          7,924,123           7,802,330
Proceeds from reinvestment of distributions. . . . . . . . . .             26,342              25,091
Payments for shares redeemed . . . . . . . . . . . . . . . . .         (7,729,233)         (7,634,469)
                                                                 ----------------    ----------------

Total net increase (decrease). . . . . . . . . . . . . . . . .            221,232             192,952
                                                                 ----------------    ----------------
                                                                 ----------------    ----------------

The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  13

SSgA
US GOVERNMENT MONEY MARKET FUND


                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.


                                                          1997           1996           1995           1994           1993
                                                      ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . .  $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                      ----------     ----------     ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . .       .0500          .0515          .0528          .0324          .0304

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . .      (.0500)        (.0515)        (.0528)        (.0324)        (.0304)
                                                      ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . .  $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                      ----------     ----------     ----------     ----------     ----------
                                                      ----------     ----------     ----------     ----------     ----------

TOTAL RETURN (%) . . . . . . . . . . . . . . . . . .        5.19           5.27           5.38           3.30           3.08

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of year ($000 omitted) . . . . . .     904,483        683,210        490,138        251,165        137,136

  Ratios to average net assets (%):
    Operating expenses, net. . . . . . . . . . . . .         .44            .40            .42            .38            .39
    Operating expenses, gross. . . . . . . . . . . .         .44            .40            .42            .39            .46
    Net investment income. . . . . . . . . . . . . .        5.08           5.12           5.37           3.27           3.04

  Per share amount of expense reductions
    ($ omitted). . . . . . . . . . . . . . . . . . .          --             --             --          .0001          .0007



14  Annual Report

SSgA
US GOVERNMENT MONEY MARKET FUND
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1997


1.  ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of August 31, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA US Government Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional Class A shares of beneficial interest at a $.001 par value. The Investment Company has available Class B and Class C shares of the Fund as of August 15, 1994; however, shares have not been offered on these classes as of the date of these financial statements.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

    SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

    INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

    FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

    It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.


                                                               Annual Report  15

SSgA
US GOVERNMENT MONEY MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

    EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

    REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.  SECURITIES TRANSACTIONS

    INVESTMENT TRANSACTIONS: For the year ended August 31, 1997, purchases, sales, and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $3,889,013,099, $131,750,409, and $3,561,190,000, respectively.

4.  RELATED PARTIES

    ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

    ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar


16  Annual Report

SSgA
US GOVERNMENT MONEY MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration
    Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Division ("RIS"), and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS, and Commercial Banking, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1997, the Fund incurred expenses of $209,116, $479, and $436,627, or a total of $646,222, from the Adviser, RIS and Commercial Banking, respectively. The Fund did not incur any expenses from SSBSI during this period. The remaining amount of $73,770 was paid to other third-party providers.

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for


                                                               Annual Report  17

SSgA
US GOVERNMENT MONEY MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

    BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

    ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1997 WERE AS FOLLOWS:

         Advisory fees                 $ 420,754
         Administration fees              23,286
         Custodian fees                   17,810
         Distribution fees                 5,225
         Shareholder servicing fees      155,100
         Transfer agent fees               1,869
                                       ---------
                                       $ 624,044
                                       ---------
                                       ---------

    BENEFICIAL INTEREST: As of August 31, 1997, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 34% of the total outstanding shares of the Fund.


18  Annual Report

SSgA US GOVERNMENT MONEY MARKET FUND
Two International Place, 35th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
    Lynn L. Anderson, Chairman
    William L. Marshall
    Steven J. Mastrovich
    Patrick J. Riley
    Richard D. Shirk
    Bruce D. Taber
    Henry W. Todd

OFFICERS
    Lynn L. Anderson, President
    George W. Weber, Senior Vice President and Treasurer
    J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
    State Street Bank and Trust Company
    1776 Heritage Drive
    North Quincy, Massachusetts  02171
    (800) 647-7327

DISTRIBUTOR
    Russell Fund Distributors, Inc.
    Two International Place, 35th Floor
    Boston, Massachusetts 02110
    (800) 997-7327

ADMINISTRATOR
    Frank Russell Investment Management Company
    909 A Street
    Tacoma, Washington  98402

LEGAL COUNSEL
    Goodwin, Procter & Hoar LLP
    Exchange Place
    Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
    Coopers & Lybrand L.L.P.
    One Post Office Square
    Boston, Massachusetts  02109


                                                               Annual Report  19

                                    SSgA-SM- FUNDS

                                   BOND MARKET FUND

                                    Annual Report
                                   August 31, 1997

                                  Table of Contents


                                                                          Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . .    4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . . . .    6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . .    8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .    9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . .   17

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . .   18

Fund Management and Service Providers. . . . . . . . . . . . . . . . . .   23



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA BOND MARKET FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1997. Over the past year, the Funds have grown to include seventeen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the Bond Market Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds opened three additional funds in fiscal 1997. These three asset allocation funds, called Life Solutions Funds, were opened on July 1, 1997. Each Life Solutions Fund seeks to achieve its investment objective by diversifying its assets in shares of certain Funds of the Investment Company, referred to as Underlying Funds.

The Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.

The Life Solutions Balanced Fund seeks a balance of growth of capital and income.

The Life Solutions Growth Fund seeks long-term growth of capital.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA Matrix Fund and the SSgA Small Cap Fund achieved five year track records. We are proud of our long-term record and look forward to having additional funds complete their five year anniversary.

SSGA is strategically growing by continuing to build an organization that delivers comprehensive services striving to meet your investment requirements. In an effort to compete in this ever-changing complex world, we focus on our expertise, our knowledge and our commitment to better serve your investment needs.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA BOND MARKET FUND

MANAGEMENT OF THE FUNDS





                                 Nicholas A. Lopardo
                         Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Mr. John Kirby, Assistant Vice President, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA Bond Market Fund. Prior to joining State Street Bank in 1995, Mr. Kirby was an account manager with Lowell, Blake & Associates. Prior to that he worked as a portfolio manager with One Federal Asset Management and an asset/liability risk specialist at Cambridge Port Savings. He has a BA from Boston College and is a CFA candidate. There are six other portfolio managers working with Mr. Kirby.


                                                                Annual Report  5

SSgA BOND MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:   Maximize total return by investing in fixed income securities.

INVESTS IN: High quality, investment grade, debt instruments including: US Government Treasuries and Agencies, corporate bonds, asset-backed securities, and mortgage-backed securities.

STRATEGY:    Fund Managers make investment decisions to seek to match or exceed the return of the Lehman Brothers Aggregate Bond Index. The Fund seeks to match the Index's duration at all times while adding value through issue and sector selection.


                                    [GRAPH]

DATES              BOND MARKET FUND       LEHMAN BROTHERS AGGREGATE BOND INDEX**
Inception*                  $10,000                                      $10,000
    1996                     $9,781                                       $9,824
    1997                    $10,707                                      $10,806
--------------------------------------------------------------------------------

Total                       $30,488                                      $30,630
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


SSgA
  BOND MARKET FUND

Period Ended    Growth of        Total
  08/31/97       $10,000         Return
------------   ------------   ------------
1 Year         $  10,947           9.47%
Inception      $  10,707           4.47%+


LEHMAN BROTHERS AGGREGATE
  BOND INDEX


Period Ended    Growth of        Total
  08/31/97       $10,000         Return
------------   ------------   ------------
1 Year         $  11,000          10.00%
Inception      $  10,806           5.02%+


SEE RELATED NOTES ON THE FOLLOWING PAGE.

PERFORMANCE REVIEW

For the fiscal year ended August 31, 1997, the SSgA Bond Market Fund returned 9.47% versus 10.00% for its benchmark, the Lehman Brothers Aggregate Bond Index. Deviation from the benchmark was principally due to the payment of operating expenses by the Fund, whereas Index results do not include expenses of any kind.

The Fund does not pursue active interest rate exposure. Over the year, the portfolio averaged 35 basis points of tracking error versus the Index. The primary source of tracking error was sector allocations, a risk profile that will be less volatile than one resulting from active duration management.

The fiscal year was favorable for fixed income markets. During the period, moderate economic growth coupled with little, if any, real inflationary pressures prevailed.


6  Annual Report

SSgA BOND MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


The Federal Reserve (Fed) tempered the stock and bond "rally" by making it known it would be vigilant about containing inflationary pressure. The long anticipated Fed move on March 26th to increase the Fed Funds rate (+.25%), and the accompanying comments expressing concerns over inflation and economic strength, set the tone for rising interest rates in the middle of the year. The Fed's "pre-emptive strike" was well anticipated by investors and its cautious tone prevailed until it was clearer that the Fed's work was done for the near-term, allowing rates to move lower for the last part of fiscal 1997.

PORTFOLIO HIGHLIGHTS

The Fund was managed consistently with its objective to maximize total return by investing in fixed income securities including those represented by the Lehman Brothers Aggregate Bond Index. At August 31, 1997, the Fund's duration matched the Index at 4.63 years. The Fund was overweighted in non-government sectors in order to capture incremental yield.

The strategy in place for all of fiscal 1997 was to overweight domestic corporate, AAA rated asset-backed, Yankee and mortgage-backed securities. US Treasuries were underweighted. This strategy provided the portfolio with extra yield and created the opportunity for enhanced returns versus the Index. Additionally, the Fund has taken an active exposure to the global economy by overweighting corporates through investments in US dollar denominated debt and is concentrated in sovereign and corporate securities domiciled in Europe, Canada and Australia/New Zealand. Asia presented too many uncertainties and was kept at a neutral weighting to the Index.

TOP TEN ISSUERS
(AS A PERCENT OF TOTAL INVESTMENTS)                    AUGUST 31, 1997

Federal National Mortgage Association                       15.0%
United States Treasuries                                    12.8
Government National Mortgage Association                    10.2
Federal Home Loan Mortgage Corp.                             4.4
Ford Motor Credit Co.                                        3.2
General Motors Acceptance Corp.                              3.0
International Lease Finance Corp.                            2.3
Lockheed Martin Corp.                                        1.8
General Electric Capital Corp.                               1.8
SunTrust Banks, Inc.                                         1.7


                                 --------------------

NOTES:   THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON
PRECEDING PAGE.

   * The Bond Market Fund commenced operations on February 7, 1996. Index comparisons began February 1, 1996.

  ** The Lehman Brothers Aggregate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total returns comprises price appreciation/depreciation and income as a percentage of the original investment.

   +   Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                                 Annual Report 7

REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Board of Trustees of the SSgA Funds:

We have audited the accompanying statement of assets and liabilities and statement of net assets of SSgA Bond Market Fund (formerly The Seven Seas Series Bond Market Fund)(the "Fund"), as of August 31 1997, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period February 7, 1996 (commencement of operations) to August 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period February 7, 1996 (commencement of operations) to August 31, 1996 in conformity with generally accepted accounting principles.


Boston, Massachusetts                  /s/ COOPERS & LYBRAND L.L.P.
October 7, 1997


8  Annual Report

SSgA
BOND MARKET FUND

                                                         STATEMENT OF NET ASSETS
                                                                 August 31, 1997


                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

LONG-TERM INVESTMENTS - 98.4%
ASSET-BACKED SECURITIES - 5.0%
American Express Master Trust
  5.375% due 07/15/01                                $      900     $      875
Chase Manhattan Grantor Trust
  Pass-thru Certificate
  Series 1996-A Class A
     5.200% due 04/15/02                                     96             95
CIT RV Trust
     6.400% due 02/15/07                                    300            301
Citibank Credit Card Master Trust I
  Series 1997-7 Class A
     6.350% due 08/15/02                                  1,000          1,000
Discover Card Master Trust I
  Series 1996-3 Class A
     6.050% due 08/18/08                                    200            190
Ford Credit Auto Loan Master Trust
  Series 1995-1 Class A
     6.500% due 08/15/02                                    200            200
Premier Auto Trust
  Series 1996-2 Class A4
     6.575% due 10/06/00                                  1,000          1,007
  Series 1997-1 Class A4
     6.350% due 04/06/02                                    250            251
  Series 1997-2 Class A4
     6.250% due 06/06/01                                    125            125
Standard Credit Card Master Trust I
  Series A
     7.875% due 11/07/98                                    300            305
                                                                    ----------

                                                                         4,349
                                                                    ----------

CORPORATE BONDS AND NOTES - 37.6%
ABN - Amro Bank NV
     7.250% due 05/31/05                                    500            510
A.H. Belo Corp.
     6.875% due 06/01/02                                    550            553
AON Capital Trust A
     8.205% due 01/01/27                                  1,000          1,049
Applied Materials, Inc. (MTN)
  Series A
     7.000% due 09/06/05                                    290            290
BankAmerica Corp.
     9.375% due 03/01/01                                    279            303
Bayerische Landesbank (MTN)
     7.500% due 06/15/04                                    150            157
Boeing Co.
     7.875% due 04/15/43                                     65             71
Branch Banking & Trust Co.
     5.700% due 02/01/01                                    250            244
Burlington Northern Santa Fe
     7.290% due 06/01/36                                    200            207
Caterpillar Financial Services (MTN)
     6.800% due 06/15/99                                    800            808
Caterpillar, Inc.
     7.375% due 03/01/97                                    250            249
Chemical Bank New York Corp.
     7.250% due 09/15/02                                     40             41
CIT Group Holdings, Inc. (MTN)
     6.250% due 03/22/99                                    350            352
     6.250% due 10/04/99                                    500            500
Commercial Credit Group, Inc.
     6.000% due 06/15/00                                    350            346
Crestar Capital Trust I
     8.160% due 12/15/26                                    500            513
Crown Cork & Seal, Inc.
     7.000% due 06/15/99                                    800            809
Enron Corp.
     9.650% due 05/15/01                                    250            274
First Data Corp. Series B (MTN)
     6.820% due 09/18/01                                    500            504

                                                                Annual Report  9

SSgA
BOND MARKET FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

First National Bank of Boston
     8.375% due 12/15/02                             $      700     $      749
First Union National Bank of Florida
  Series 1
     6.180% due 02/15/36                                    320            307
Ford Motor Co.
     7.700% due 05/15/97                                    220            227
Ford Motor Credit Co.
     5.625% due 01/15/99                                    800            794
     7.250% due 05/15/99                                    300            304
     6.375% due 09/15/99                                    500            501
Ford Motor Credit Co. (MTN)
     6.110% due 12/28/01                                    900            883
Ford Motor Credit Co. (Regd)
     6.375% due 10/06/00                                    500            498
General Electric Capital Corp.
     8.300% due 09/20/09                                  1,000          1,113
General Electric Capital Corp.
  Series A (MTN)
     8.090% due 04/01/04 (d)                                500            535
General Motors Acceptance Corp.
     7.125% due 06/01/99                                    944            957
     8.400% due 10/15/99                                    450            469
General Motors Acceptance Corp. (MTN)
     5.950% due 12/28/98                                    950            949
     6.625% due 04/24/00                                    440            442
GTE Corp.
     9.375% due 12/01/00                                    800            866
Harris Corp.
     6.650% due 08/01/06                                    520            522
Inter-American Development Bank (MTN)
     6.750% due 07/15/27                                  1,000            967
International Business Machines Corp.
     7.125% due 12/01/96                                    184            177
International Lease Finance Corp.
     6.125% due 11/01/99                                  1,000            996
     6.375% due 01/18/00                                  1,000            999
     6.625% due 08/15/00                                    200            201
John Deere Capital Corp.
     6.000% due 02/01/99                                    190            190
Kemper Corp.
     6.875% due 09/15/03                                    345            346
KFW International Finance, Inc.
     7.625% due 02/15/04                                    100            105
     7.000% due 03/01/13                                    250            252
Korea Development Bank
     6.625% due 11/21/03                                     75             72
Lockheed Martin Corp.
     6.550% due 05/15/99                                  1,200          1,205
     6.850% due 05/15/01                                    500            504
McDonnell Douglas Corp.
     6.875% due 11/01/06                                    400            403
Morgan Stanley Group, Inc. (MTN)
     5.625% due 03/01/99                                  1,500          1,488
Nationsbank Corp.
     7.625% due 04/15/05                                  1,000          1,041
Norfolk Southern Corp.
     7.900% due 05/15/97                                    250            262
     6.700% due 05/01/00                                    310            312
Norwest Corp. Series G (MTN)
     6.000% due 10/13/98                                    500            500
Private Export Funding Corp.
  Series AAA
     7.010% due 04/30/04                                    250            257
  Series ZZ
     7.110% due 04/15/07                                    200            205
Raytheon Co.
     6.450% due 08/15/02                                  1,000            991
Suntrust Banks, Inc.
     6.125% due 02/15/04                                  1,300          1,255
     6.000% due 02/15/26                                    300            282
Tennessee Gas Pipeline Co.
     7.625% due 04/01/37                                    500            506
Time Warner, Inc.
     9.150% due 02/01/23                                    100            113



10  Annual Report

SSgA
BOND MARKET FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997


                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------


Travelers Group, Inc.
     9.500% due 03/01/02                             $       60     $       66
Wachovia Corp.
     6.605% due 10/01/25                                    350            350
Worldcom, Inc.
     7.750% due 04/01/07                                    750            774
     7.750% due 04/01/27                                    250            263
                                                                    ----------
                                                                        32,978
                                                                    ----------

MORTGAGE-BACKED SECURITIES - 31.5%
Federal Home Loan Mortgage Corp.
  Participation Certificate Groups
     #38-0061  9.000% due 12/01/04                           76             80
     #38-0095  9.000% due 08/01/05                          520            545
     #C0-0509  7.500% due 04/01/27                          904            915
     #D6-9139  6.500% due 03/01/26                          527            509
     #D7-0627  6.500% due 04/01/26                        1,551          1,499
     #E6-5409  8.000% due 09/01/11                          205            212
     #E6-5911  6.000% due 12/01/11                          118            114
     #M9-0463  7.000% due 08/01/01                          213            215
Federal National Mortgage Association
     10.350% due 12/10/15                                    65             87
      8.950% due 02/12/18                                    55             67
      6.500% 15 Year TBA (c)                                700            691
      7.500% 30 Year TBA (c)                             11,200         11,312
Federal National Mortgage
  Association Pools
     #201543  8.000% due 02/01/23                             9              9
     #250819  6.000% due 10/01/11                            29             28
     #296351  8.500% due 12/01/24                            36             38
     #303785  6.000% due 03/01/11                           185            179
     #304928  8.500% due 03/01/25                            83             87
     #313002  9.000% due 06/01/26                           162            173
     #316260  7.500% due 07/01/25                           161            163
     #319059  6.500% due 08/01/25                           294            284
     #328962  6.000% due 01/01/09                           182            179
     #349452  8.000% due 09/01/26                           251            258
     #352617  6.500% due 02/01/27                           281            271
     #367205  5.500% due 07/01/11                           184            176
Government National Mortgage Association Pools
     #008022  7.125% due 07/20/22 (d)                       235            242
     #008061  6.875% due 10/20/22 (d)                       237            244
     #008162  7.000% due 03/20/23 (d)                       237            244
     #008217  7.375% due 06/20/23 (d)                       235            242
     #104190 10.000% due 11/15/13                            23             26
     #112115 10.000% due 04/15/14                            14             15
     #328956  7.500% due 12/15/22                            17             17
     #334751  8.500% due 06/15/25                           332            347
     #352018  6.500% due 11/15/23                           107            104
     #358703  6.500% due 11/15/23                           445            431
     #371259  7.000% due 01/15/24                           112            111
     #372896  6.500% due 12/15/23                           495            479
     #380248  7.500% due 02/15/24                           263            266
     #381189  8.500% due 09/15/26                            44             46
     #382395  6.500% due 01/15/24                            42             40
     #411565  8.000% due 01/15/26                            30             31
     #415444  9.500% due 06/15/25                           217            235
     #417285  8.000% due 03/15/26                           839            862
     #420894  8.000% due 02/15/27                            28             29
     #432949  8.000% due 09/15/26                            65             66
     #433310  8.000% due 11/15/26                           929            955
     #435904  7.500% due 07/15/27                            72             73
     #436581  8.000% due 12/15/26                           196            202
     #441317  8.000% due 11/15/26                            70             72
     #446425  7.500% due 06/15/27                           701            707
     #447277  7.500% due 06/15/27                            45             45
     #451322  7.500% due 07/15/27                         1,160          1,170
     #780424  8.000% due 01/15/99                           165            172
Government National Mortgage Association
      8.500% 30 Year TBA (c)                              2,000          2,089
                                                                    ----------

                                                                        27,653
                                                                    ----------


                                                               Annual Report  11

SSgA
BOND MARKET FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997


                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
UNITED STATES GOVERNMENT
AGENCIES - 0.9%
Federal Home Loan Bank
     6.995% due 04/02/07                             $      300     $      307
State of Israel Guaranteed Notes
  Series 2-Z
     Zero Coupon due 03/15/05                               185            113
  Series 3-B
     6.625% due 02/15/04                                    250            252
  Series 9-Z
     Zero Coupon due 05/15/07                               210            111
                                                                    ----------
                                                                           783
                                                                    ----------

UNITED STATES GOVERNMENT
TREASURIES - 13.7%
United States Treasury Bonds
     12.000% due 08/15/13                                    90            128
     12.500% due 08/15/14                                   315            467
     11.250% due 02/15/15                                   250            368
      8.875% due 08/15/17                                   300            372
      8.125% due 08/15/19                                 1,200          1,395
      8.750% due 08/15/20                                   670            830
      7.875% due 02/15/21                                   100            114
      6.625% due 02/15/27                                 2,685          2,678
United States Treasury Notes
      6.000% due 06/30/99                                   400            400
      5.875% due 11/15/99                                   500            499
      6.500% due 05/31/01                                   650            657
      6.250% due 06/30/02                                   800            800
      5.875% due 02/15/04                                    60             59
      7.250% due 05/15/04                                   300            315
      7.250% due 08/15/04                                   350            368
      7.875% due 11/15/04                                 1,225          1,331
      7.000% due 07/15/06                                   855            889
      6.125% due 08/15/07                                   300            294
United States Treasury
  Principal Only Strip
     Zero Coupon due 05/15/99                                95             85
                                                                    ----------

                                                                        12,049
                                                                    ----------

YANKEE BONDS - 9.7%
Australia & New Zealand
  Banking Group, Ltd.
      6.250% due 02/01/04                                   500            485
      7.550% due 09/15/06                                 1,000          1,036
Bell Cablemedia PLC Step Up Bond
     Zero Coupon due 07/15/04                               500            459
Enersis SA
      6.600% due 12/01/26                                   300            295
Finland, Republic of
      6.950% due 02/15/26                                   200            196
Ireland, Republic of
      7.875% due 12/01/01                                   500            527
Malayan Banking Berhad - New York
      7.125% due 09/15/05                                   500            492
Manitoba, Province of
  Series C-J
      9.500% due 10/01/00                                   351            381
Midland Bank PLC
      7.650% due 05/01/25                                   150            159
National Australia Bank, Ltd.
      9.700% due 10/15/98                                   250            260
New Zealand, Government of
      8.750% due 12/15/06                                   300            342
Ontario, Province of
     7.375% due 01/27/03                                    300            311
Poland, Government of
     7.125% due 07/01/04                                    550            552


12  Annual Report

SSgA
BOND MARKET FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997


                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
Quebec, Province of
      9.125% due 03/01/00                            $      500     $      531
Quebecor Printing, Inc.
      6.500% due 08/01/27                                 1,000            972
Victorian Public Authority Financial Agency
      8.450% due 10/01/01                                   150            159
Westpac Banking, Ltd.
      9.125% due 08/15/01                                   500            542
      7.875% due 10/15/02                                   750            788
                                                                    ----------

                                                                         8,487
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $86,145)                                                          86,299
                                                                    ----------

SHORT-TERM INVESTMENTS - 8.4%
Franklin
  Money Market Fund (a)                                   3,962          3,962
Valiant Money Market Fund
  Class A (a)                                             3,368          3,368
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $7,330)                                                            7,330
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $93,475)(b) - 106.8%                                   93,629

OTHER ASSETS AND LIABILITIES,
Net - (6.8%)                                                            (5,959)
                                                                    ----------

NET ASSETS - 100.0%                                                 $   87,670
                                                                    ----------
                                                                    ----------


(a) At cost, which approximates market.
(b) See Note 2 for federal income tax information.
(c) Forward commitment. See Note 2.
(d) Adjustable or floating rate securities.

ABBREVIATIONS:
MTN - Medium Term Note
PLC - Public Limited Company
TBA - To be announced security


The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  13

SSgA
BOND MARKET FUND


                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                              August 31, 1997

                                                                                                                Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at market (identified cost $93,475)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . .      $       93,629
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,154
  Investments sold (regular settlement). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,305
  Investments sold (delayed settlement)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,933
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 195
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             103,216

LIABILITIES
Payables:
  Investments purchased (regular settlement) . . . . . . . . . . . . . . . . . . . .      $        1,399
  Investments purchased (delayed settlement)(Note 2) . . . . . . . . . . . . . . . .              14,046
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  31
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                  36
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  34
                                                                                          --------------


     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              15,546
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       87,670
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,053
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (161)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .                 154
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   9
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              86,615
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       87,670
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($87,670,286 divided by 8,794,953 shares of $.001
  par value shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . .      $         9.97
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

14  Annual Report

SSgA
BOND MARKET FUND


                                                                                                      STATEMENT OF OPERATIONS
                                                                                    For the Fiscal Year Ended August 31, 1997

                                                                                                                 Amounts in
                                                                                                                 thousands

INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        3,035
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 116
     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,151
                                                                                                              --------------


EXPENSES (Notes 2 and 4):
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          144
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  15
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  63
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  19
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  16
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  56
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  11
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  17
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 355
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                (115)
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 240
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,911
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 230
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .                 853
                                                                                                              --------------


Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,083
                                                                                                              --------------


Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $        3,994
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  15

SSgA
BOND MARKET FUND

                                                                                           STATEMENTS OF CHANGES IN NET ASSETS
                                                                                         For the Fiscal Years Ended August 31,


                                                                                                 Amounts in thousands

                                                                                              1997                 1996
                                                                                         -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $         2,911     $           731
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 230                (391)
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .                 853                (699)
                                                                                         ----------------    ----------------


     Net increase (decrease) in net assets resulting from operations . . . . . . . .               3,994                (359)
                                                                                         ----------------    ----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (2,242)               (353)
                                                                                         ----------------    ----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .              56,903              29,727
                                                                                         ----------------    ----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              58,655              29,015

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              29,015                  --
  End of period (including undistributed net investment income of                        ----------------    ----------------
     $1,053 and $384, respectively). . . . . . . . . . . . . . . . . . . . . . . . .     $        87,670     $        29,015
                                                                                         ----------------    ----------------
                                                                                         ----------------    ----------------


FUND SHARE TRANSACTIONS                                          1997                                    1996*
                                                 ------------------------------------    ------------------------------------
                                                       SHARES             DOLLARS            SHARES              DOLLARS
                                                 ----------------    ----------------    ----------------    ----------------

Proceeds from shares sold. . . . . . . . .                 8,168     $        80,169               3,218     $        31,721
Proceeds from reinvestment
   of distributions. . . . . . . . . . . .                    32                 315                   1                   3
Payments for shares redeemed . . . . . . .                (2,417)            (23,581)               (207)             (1,997)
                                                 ----------------    ----------------    ----------------    ----------------

Total net increase (decrease). . . . . . .                 5,783     $        56,903               3,012     $        29,727
                                                 ----------------    ----------------    ----------------    ----------------
                                                 ----------------    ----------------    ----------------    ----------------


*   For the period Februry 7, 1996 (commencement of operations) to
    August 31, 1996.


The accompanying notes are an integral part of the financial statements.

16  Annual Report

SSgA
BOND MARKET FUND

                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.


                                                                                                       1997           1996
                                                                                                   ----------     ----------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     9.63     $    10.00
                                                                                                   ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            .53            .27
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . .            .35           (.49)
                                                                                                   ----------     ----------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . . . . . . .            .88           (.22)
                                                                                                   ----------     ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (.54)          (.15)
                                                                                                   ----------     ----------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     9.97     $     9.63
                                                                                                   ----------     ----------
                                                                                                   ----------     ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9.47          (2.19)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of year ($000 omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . .         87,670         29,015
  Ratios to average net assets (%)(b):
     Operating expenses, net (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            .50            .63
     Operating expenses, gross (c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            .74            .93
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6.05           5.66
  Portfolio turnover (%)(b). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         453.14         313.85
  Per share amount of expense reductions ($ omitted)(c). . . . . . . . . . . . . . . . . . . .          .0212          .0148



 * For the period February 7, 1996 (commencement of operations) to August 31, 1996.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1996 are annualized.
(c) See Note 4 for current period amounts.


                                                               Annual Report  17

SSgA
BOND MARKET FUND
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1997

1.  ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of August 31, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA Bond Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price.

    Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

    Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

    The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

    INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.


18  Annual Report

SSgA
BOND MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

    FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

    It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1997, the Fund had a net tax basis capital loss carryover of $5,379, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2005. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $88,439 incurred from November 1, 1996 to August 31, 1997, and treat it as arising in fiscal year 1998.

    The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1997 are as follows:


                                                                  NET
                                                               UNREALIZED
           FEDERAL TAX       UNREALIZED       UNREALIZED      APPRECIATION
               COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
          --------------   --------------   --------------   --------------
          $   93,521,694   $      645,663   $     (538,119)  $      107,544

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investment in certain fixed income securities purchased at a discount, in mortgage-backed securities and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.


                                                               Annual Report  19

SSgA
BOND MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

    DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

    REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

    FORWARD COMMITMENTS/MORTGAGE DOLLAR ROLLS: The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. For example, the Fund may enter into mortgage dollar rolls (principally in TBA's) in which the Fund purchases a mortgage security and sells a similar mortgage security before settlement of the purchased mortgage security occurs. The Fund may realize a short-term gain (or loss), based on market movements, upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund will be segregated on the Fund's records in a dollar amount sufficient to make payment for the portfolio securities to be purchased at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

3.  SECURITIES TRANSACTIONS

    INVESTMENT TRANSACTIONS: For the year ended August 31, 1997, purchases and sales of investment securities, excluding US Government and Agency obligations and short-term investments, aggregated to $55,588,595 and $23,550,591, respectively.

    For the year ended August 31, 1997, purchases and sales of US Government and Agency obligations, excluding short-term investments, aggregated to $218,535,854 and $193,549,404, respectively.


20  Annual Report

SSgA
BOND MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997

4.  RELATED PARTIES

    ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .30% of its average daily net assets. For the year ended August 31, 1997, the Adviser voluntarily agreed to waive one-half of its advisory fee to the Fund. Additionally, the Adviser has agreed to waive up to the full amount of its remaining advisory fee to the extent that total expenses exceed .50% of average daily net assets on an annual basis. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

    ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Fund has entered into service agreements with the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .050%, and .050% to the Adviser, RIS, and Commercial Banking, respectively, based upon


                                                               Annual Report  21

SSgA
BOND MARKET FUND
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1997, the Fund incurred expenses of $10,607 from the Adviser. The Fund did not incur any expenses from RIS or Commercial Banking during this period.

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

    BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

    ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1997 WERE AS FOLLOWS:

         Advisory                      $   14,886
         Administration fees                2,242
         Custodian fees                    11,323
         Distribution fees                  1,731
         Shareholder servicing fees         1,110
         Transfer agent fees                4,617
         Trustees' fees                        44
                                       ----------
                                       $   35,953
                                       ----------
                                       ----------


    BENEFICIAL INTEREST: As of August 31, 1997, one shareholder was a record owner of approximately 14% of the total outstanding shares of the Fund.

5.  DIVIDENDS

    On September 2, 1997, the Board of Trustees declared a dividend of $.1150 from net investment income, payable on September 10, 1997 to shareholders of record on September 3, 1997.


22  Annual Report

SSgA BOND MARKET FUND
Two International Place, 35th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
    Lynn L. Anderson, Chairman
    William L. Marshall
    Steven J. Mastrovich
    Patrick J. Riley
    Richard D. Shirk
    Bruce D. Taber
    Henry W. Todd

OFFICERS
    Lynn L. Anderson, President
    George W. Weber, Senior Vice President and Treasurer
    J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
    State Street Bank and Trust Company
    1776 Heritage Drive
    North Quincy, Massachusetts  02171
    (800) 647-7327

DISTRIBUTOR
    Russell Fund Distributors, Inc.
    Two International Place, 35th Floor
    Boston, Massachusetts  02110
    (800) 997-7327

ADMINISTRATOR
    Frank Russell Investment Management Company
    909 A Street
    Tacoma, Washington  98402

LEGAL COUNSEL
    Goodwin, Procter & Hoar LLP
    Exchange Place
    Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
    Coopers & Lybrand L.L.P.
    One Post Office Square
    Boston, Massachusetts  02109


                                                               Annual Report  23

                                    SSgA-SM- FUNDS

                                   YIELD PLUS FUND

                                    Annual Report
                                   August 31, 1997

                                  Table of Contents


                                                                           Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . . . . .   6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . .   8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .  15

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .  16

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .  21



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA YIELD PLUS FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS



DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1997. Over the past year, the Funds have grown to include seventeen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the Yield Plus Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds opened three additional funds in fiscal 1997. These three asset allocation funds, called Life Solutions Funds, were opened on July 1, 1997. Each Life Solutions Fund seeks to achieve its investment objective by diversifying its assets in shares of certain Funds of the Investment Company, referred to as Underlying Funds.

The Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.

The Life Solutions Balanced Fund seeks a balance of growth of capital and income.

The Life Solutions Growth Fund seeks long-term growth of capital.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA Matrix Fund and the SSgA Small Cap Fund achieved five year track records. We are proud of our long-term record and look forward to having additional funds complete their five year anniversary.

SSgA is strategically growing by continuing to build an organization that delivers comprehensive services striving to meet your investment requirements. In an effort to compete in this ever-changing complex world, we focus on our expertise, our knowledge and our commitment to better serve your investment needs.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,



/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA YIELD PLUS FUND

MANAGEMENT OF THE FUNDS








                                 Nicholas A. Lopardo
                         Chairman and Chief Executive Officer

A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Ms. Rena Williams, Vice President, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA Yield Plus Fund since early 1996. Ms. Williams is the Mutual Funds Unit Head responsible for oversight of money market and other short-term funds. Prior to joining State Street, she was a portfolio manager with PNC Bank and the Calvert Group. She holds a BA in International Relations from the University of Virginia. There are 10 other portfolio managers working with Ms. Williams.


                                                                Annual Report  5

SSgA YIELD PLUS FUND

PORTFOLIO MANAGEMENT DISCUSSION




OBJECTIVE:   Maximize current income; preservation of capital and liquidity.

INVESTS IN: High quality, investment grade, debt instruments including: US Government Treasuries and Agencies, corporate bonds, asset-backed securities, mortgage-backed securities, and high quality money market instruments maintaining duration to one year or less.

STRATEGY:    Fund Managers base their decisions on the relative attractiveness of different investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market.


                                    [GRAPH]

DATES        YIELD PLUS FUND    SALOMAN 3-MONTH T-BILL    SALOMAN 6-MONTH T-BILL
Inception*           $10,000                   $10,000                   $10,000
    1993             $10,285                   $10,256                   $10,273
    1994             $10,660                   $10,621                   $10,650
    1995             $11,301                   $11,213                   $11,271
    1996             $11,948                   $11,813                   $11,888
    1997             $12,626                   $12,433                   $12,533
--------------------------------------------------------------------------------

Total                $66,820                   $66,336                   $66,615
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


SSgA
  YIELD PLUS FUND

Period Ended    Growth of        Total
  08/31/97       $10,000         Return
------------   ------------   ------------
1 Year          $  10,567         5.67%
Inception       $  12,626         4.97%+

SALOMON BROTHERS 3-MONTH
  TREASURY BILL INDEX

Period Ended    Growth of        Total
08/31/97         $10,000         Return
------------   ------------   ------------
1 Year          $  10,525         5.25%
Inception       $  12,433         4.61%+

NARROWLY BASED INDEX:
SALOMON BROTHERS 6-MONTH
  TREASURY BILL INDEX

Period Ended    Growth of        Total
  08/31/97       $10,000         Return
------------   ------------   ------------
1 Year          $  10,542         5.42%
Inception       $  12,533         4.78%+

SEE RELATED NOTES ON THE FOLLOWING PAGE.

PERFORMANCE REVIEW

The Fund had a one year return of 5.67% for the fiscal year ended August 31, 1997. Although the Fund is not a money market fund, it is managed in a manner to provide higher returns than typically available from a money market fund, without substantially increasing duration risk. The Fund outperformed its benchmarks, the Salomon Brothers 3-Month and 6-Month Treasury Bill Indexes of 5.25% and 5.42%, respectively by 0.42 and 0.25 percentage points.

The SSgA Yield Plus Fund closed the year with net assets very close to where the year began at $835 million; however, assets fluctuated between a high of nearly $1.1 billion and a low of $760 million. Throughout this volatility, the average duration of the Fund was kept within a tight range around 90 days.


6  Annual Report

SSgA YIELD PLUS FUND

PORTFOLIO MANAGEMENT DISCUSSION



PORTFOLIO HIGHLIGHTS

The solid performance of the Fund can be attributed to the continued tightening of spreads to Treasuries for corporate, asset-backed and mortgage-backed securities. The Fund's investments are actively traded to strategically adjust its sector weightings and take advantage of market inefficiencies. The Fund typically purchased securities which, when held over time, appreciate in value due to the steepness of the yield curve. When the securities reached a maturity of one year or less and became money market eligible investments, the Fund was generally able to sell into the "rich" part of the curve. This is reflective of the overwhelming demand from money market type funds for these short-term securities. Proceeds were then reinvested in securities farther out on the yield curve to enhance yield. This type of investment strategy provided excellent liquidity and allowed the Fund to capitalize on the greater credit and maturity risk premiums available in longer term securities while limiting duration risk and avoiding the "expensive" part of the investment curve. The strategy also performed well in the past year as the Federal Reserve only moved to tighten rates by 25 basis points during the year.

The Fund continues to focus its investment concentrations on high quality fixed and floating rate corporate bonds and fixed and floating rate AAA rated asset-backed securities. Specific securities are selected based on relative value analysis. Approximately, 75% of the Fund was invested in floating rate securities using one- and three-month LIBOR (London InterBank Offering Rate) as indices for resets. The Fund was able to purchase securities at more attractive spreads than money market type funds by buying floating rate securities with maturities beyond the standard money market one-year range. This was accomplished while maintaining duration exposure to the very short end of the yield curve.

TOP TEN ISSUERS
(AS A PERCENT OF TOTAL INVESTMENTS)                AUGUST 31, 1997

First USA Credit Card Master Trust                      5.0%
Citicorp                                                4.9
Superior Wholesale Inventory Financing Trust            4.9
MBNA Master Credit Card Trust II                        4.3
Carco Auto Loan Master Trust                            4.3
Standard Credit Card Master Trust I                     4.2
Associates Corp. North America                          3.7
Main Place Funding Corp.                                3.1
AT&T Universal Card Master Trust                        3.1
NationsBank Auto Owner Trust                            2.7


                                 --------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH
AND TABLE ON THE PRECEDING PAGE.

       * The Fund commenced operations on November 9, 1992. Index comparisons began November 1, 1992.

      ++ Equal dollar amounts of 3-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

    ++++ The total return calculated for the Salomon Brothers 6-Month Treasury
         Bills Index includes principal gain or loss, income and reinvestment of proceeds. The Index is based on a rolling maturity concept and holding the bond to maturity. For example, the Index will contain, at any point, issues with 1-6 months of remaining maturity.

       + Annualized

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Board of Trustees of the SSgA Funds:

We have audited the accompanying statement of assets and liabilities and statement of net assets of SSgA Yield Plus Fund (formerly The Seven Seas Series Yield Plus Fund)(the "Fund"), as of August 31, 1997, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the four fiscal years in the period then ended and for the period November 9, 1992 (commencement of operations) to August 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1997, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the four fiscal years in the period then ended and for the period November 9, 1992 (commencement of operations) to August 31, 1993 in conformity with generally accepted accounting principles.


Boston, Massachusetts             /s/ COOPERS & LYBRAND L.L.P.
October 7, 1997


8  Annual Report

SSgA
YIELD PLUS FUND


                                                         STATEMENT OF NET ASSETS
                                                                 August 31, 1997


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

LONG-TERM INVESTMENTS - 95.6%
ASSET-BACKED SECURITIES - 52.9%
Advanta Credit Card Master Trust
  Series 1993-4 Class A
    5.875% due 12/31/00 (a)                           $    5,000     $    5,006
AT&T Universal Card Master Trust
  Series 1996 - 3 Class A
    5.881% due 09/17/03 (a)                               25,000         25,000
BA Master Credit Card Trust
  Series 1996-A Class A
    5.782% due 08/15/03 (a)                               11,455         11,462
  Series 1997-A Class A
    5.762% due 07/15/04 (a)                               14,750         14,736
BankBoston Recreational Vehicle
  Asset Backed Trust
  Series 1997-1 Class A3
    6.432% due 12/15/02 (a)                                5,000          5,004
Carco Auto Loan Master Trust
  Series 1995-1 Class A
    5.808% due 06/15/00 (a)                               35,000         35,022
Chase Manhattan Auto Owner Trust
  Series 1996-C Class A-2
    5.750% due 05/15/99                                    9,901          9,901
Chase Manhattan Grantor Trust
  Pass-thru Certificate
  Series 1996-A Class A
    5.200% due 02/15/02                                    5,204          5,157
First Chicago Master Trust II
  Series 1995-N Class A
    5.812% due 12/15/00 (a)                                5,000          5,005
First USA Credit Card Master Trust
  Series 1996-1 Class A
    5.812% due 11/15/03 (a)                               26,000         26,023
  Series 1997 - 3 Class A
    5.755% due 02/17/05 (a)                               15,000         15,002
Ford Credit Auto Loan Master Trust
  Series 1994-1 Class A
    5.920% due 07/15/01 (a)                               15,050         15,073
Ford Credit Grantor Trust
  Series 1995-B Class A
    5.900% due 10/15/00                                    2,169          2,168
Household Affinity
  Credit Card Master Trust I
  Series 1995-1 Class A
    5.802% due 02/15/02 (a)                                7,000          7,011
Main Place Funding Corp.
  Series 1995-1
    5.835% due 07/17/98 (a)                               25,000         25,068
MBNA Master Credit Card Trust
  Series 1993-3 Class A
    5.400% due 09/15/00                                    3,685          3,656
  Series 1996-L Class A
    5.780% due 11/15/01 (a)                                4,000          3,996
  Series 1997-E Class A
    5.830% due 09/15/04 (a)                               10,000          9,988
MBNA Master Credit Card Trust II
  Series 1995-I Class A
    5.822% due 03/15/03 (a)                               35,000         35,076
NationsBank Auto Owner Trust
  Series 1996-A Class A2
    6.125% due 07/15/99 (a)                               22,112         22,140
Navistar Financial Owner Trust
  Series 1997-A Class A2
    6.350% due 01/15/00 (a)                                8,250          8,268
Premier Auto Trust
  Series 1993-6 Class A2
    4.650% due 11/02/99                                    2,442          2,423
  Series 1993-6 Class A3
    5.841% due 11/02/99 (a)                                5,835          5,840
  Series 1996-3 Class A3
    6.500% due 03/06/00                                   14,815         14,894
  Series 1997-2 Class A2
    6.010% due 11/06/99 (a)                                7,500          7,500


                                                                Annual Report  9

SSgA
YIELD PLUS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Signet Credit Card Master Trust
  Series 1993-1 Class A
    5.200% due 02/15/02                               $   14,350     $   14,233
SLMA Student Loan Trust
  Series 1996 - 4 Class A1
    5.740% due 07/25/04 (a)                               17,112         17,092
Standard Credit Card Master Trust I
  Series 1995-11 Class A
    5.840% due 11/15/00 (a)                               34,000         34,010
Student Loan Marketing Association
  Series 1997-2 Class A1
    5.800% due 10/25/05                                   19,200         19,198
Superior Wholesale Inventory
  Financing Trust
  Series 1995-A Class A
    5.782% due 08/15/00 (a)                               40,000         40,000
                                                                     ----------

                                                                        444,952
                                                                     ----------

CORPORATE BONDS AND NOTES - 39.9%
Associates Corp. North America
    6.625% due 07/15/99                                   30,000         30,220
BankAmerica Corp.
    5.790% due 10/15/99 (a)                               12,150         12,159
Branch Banking & Trust Co.
    5.779% due 04/28/00 (a)                                7,500          7,488
Caterpillar Financial Services (MTN)
  Series E
    5.760% due 10/06/99 (a)                               20,000         19,992
  Series F
    5.791% due 09/01/99 (a)                               15,000         14,977
CIT Group Holdings, Inc.
    6.250% due 10/04/99                                   10,000         10,003
Citicorp Series C (MTN)
    5.790% due 02/15/00 (a)                               25,000         25,024
    6.043% due 06/01/00 (a)                               15,000         15,057
Dean Witter Discover & Co.
    6.188% due 03/01/00 (a)                                9,000          9,049
  Series E
    5.844% due 08/21/99 (a)                               20,000         20,020
  Series I
    5.773% due 05/14/99 (a)                                8,000          8,021
First Bank Systems, Inc. (MTN)
  Series F
    5.773% due 10/21/98 (a)                               15,000         15,018
First Chicago Corp. (MTN)
    6.011% due 12/13/99 (a)                                5,000          5,018
  Series G
    5.747% due 05/05/00 (a)                                7,000          6,975
    5.869% due 07/03/00 (a)                                5,000          4,989
Ford Motor Credit Co. (MTN)
    5.969% due 02/01/99 (a)                               10,000         10,008
    6.032% due 03/05/01 (a)                               15,000         15,024
  Series 1
    6.051% due 03/21/01 (a)                               10,000         10,042
General Motors Acceptance Corp.
    5.844% due 04/29/02 (a)                               20,000         19,984
General Motors
  Acceptance Corp. (MTN)
    5.852% due 06/04/99 (a)                               12,000         12,008
  Merrill Lynch & Co., Inc. (MTN)
  Series B
    6.150% due 02/15/00 (a)                               16,000         16,092
    5.781% due 11/22/99 (a)                               21,700         21,722
NationsBank Corp. (MTN)
  Series D
    5.906% due 08/25/99 (a)                                5,000          5,017
  Series E
    5.951% due 06/25/02 (a)                               18,500         18,472
NTC Capital I Series A
    6.270% due 01/15/27 (a)                                3,500          3,436
                                                                     ----------

                                                                        335,815
                                                                     ----------


10  Annual Report

SSgA
YIELD PLUS FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997


                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

MORTGAGE-BACKED SECURITIES - 0.8%
Federal Home Loan Mortgage Corp.
  Participation Certificate Groups
  #G5-0305 7.000% due 11/01/00                        $    1,459     $    1,470
Main Place Real Estate
  Investment Trust Co.,
  Series 97 - 1
    5.831% due 03/25/00 (a)                                5,000          5,009
                                                                     ----------

                                                                          6,479
                                                                     ----------

MUNICIPAL BONDS - 1.2%
Student Loan Funding Corporation
  Ohio Student Loan Revenue
    5.860% due 09/01/07 (a)                               10,000          9,997
                                                                     ----------

                                                                          9,997
                                                                     ----------

YANKEE BONDS - 0.8%
Chase Capital II
    6.219% due 02/01/27 (a)                                3,250          3,174
NationsBank Capital Trust III
    6.300% due 01/15/27                                    3,250          3,193
                                                                     ----------

                                                                          6,367
                                                                     ----------

TOTAL INVESTMENTS
(cost $803,175)                                                         803,610
                                                                     ----------

REPURCHASE AGREEMENTS - 1.7%
Agreement with HSBC of $14,000
  aquired 08/29/97 at 5.600%
  to be repurchased at $14,008
  on 09/02/97 collateralized by:
    $14,380 Federal National Mortgage
    Association Discount Note,
    Zero Coupon due 10/03/97,
    valued at $14,256                                                $   14,000
                                                                     ----------

TOTAL REPURCHASE AGREEMENTS
(cost $14,000)                                                           14,000
                                                                     ----------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
(identified cost $817,175)(b) - 97.3%                                   817,610

OTHER ASSETS AND LIABILITIES, NET - 2.7%                                 22,445
                                                                     ----------

NET ASSETS - 100.0%                                                  $  840,055
                                                                     ----------
                                                                     ----------


(a) Adjustable or floating-rate securities.
(b) See Note 2 for federal income tax information.

ABBREVIATIONS:

MTN - Medium Term Note


The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  11

SSgA
YIELD PLUS FUND

                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                              August 31, 1997

                                                                                                                Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at market (identified cost $817,175)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      817,610
Receivables:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,587
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              18,239
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 128
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  18
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             840,584

LIABILITIES
Payables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           79
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  26
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                 419
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   5
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 529
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      840,055
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income . . . . . . . . . . . . . . . . . . . . . .      $         (136)
Accumulated net realized loss. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,513)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .                 435
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  84
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             841,185
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      840,055
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($840,055,491 divided by 83,943,027 shares of $.001
  par value shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . .      $        10.01
                                                                                                              --------------
                                                                                                              --------------

The accompanying notes are an integral part of the financial statements.


12  Annual Report

SSgA
YIELD PLUS FUND

                                                                                                      STATEMENT OF OPERATIONS
                                                                                    For the Fiscal Year Ended August 31, 1997

                                                                                                                 Amounts in
                                                                                                                 thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        53,593

EXPENSES (Notes 2 and 4):
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        2,310
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 290
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 186
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 275
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  29
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 255
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  79
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  31
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   9
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  52
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,528
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              50,065
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 902
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 125               1,027
                                                                                          --------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 443
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (549)               (106)
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 921
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $       50,986
                                                                                                              --------------
                                                                                                              --------------

The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  13

SSgA
YIELD PLUS FUND


                                                                                          STATEMENTS OF CHANGES IN NET ASSETS
                                                                                        For the Fiscal Years Ended August 31,


                                                                                                Amounts in thousands

                                                                                              1997                 1996
                                                                                        ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         50,065    $         77,374
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,027                 857
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .                (106)               (867)
                                                                                        ----------------    ----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .              50,986              77,364
                                                                                        ----------------    ----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (50,066)            (77,330)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .                (136)                 --
                                                                                        ----------------    ----------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .             (50,202)            (77,330)
                                                                                        ----------------    ----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .             (94,214)           (513,647)
                                                                                        ----------------    ----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .             (93,430)           (513,613)

NET ASSETS
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             933,485           1,447,098
                                                                                        ----------------    ----------------
  End of year (including accumulated distributions in excess of net investment income of $136 and undistributed
   net investment income of $1, respectively). . . . . . . . . . . . . . . . . . . .    $        840,055    $        933,485
                                                                                        ----------------    ----------------
                                                                                        ----------------    ----------------


FUND SHARE TRANSACTIONS                                         1997                                    1996
                                                -------------------------------------   -------------------------------------
                                                     SHARES              DOLLARS              SHARES              DOLLARS
                                                -----------------   -----------------   -----------------   -----------------
Proceeds from shares sold. . . . . . . . .                206,514   $       2,066,206             147,332   $       1,473,441
Proceeds from reinvestment
  of distributions . . . . . . . . . . . .                  4,931              49,336               7,636              76,373
Payments for shares redeemed . . . . . . .               (220,864)         (2,209,756)           (206,335)         (2,063,461)
                                                -----------------   -----------------   -----------------   -----------------

Total net increase (decrease). . . . . . .                 (9,419)  $         (94,214)            (51,367)  $        (513,647)
                                                -----------------   -----------------   -----------------   -----------------
                                                -----------------   -----------------   -----------------   -----------------


The accompanying notes are an integral part of the financial statements.


14  Annual Report

SSgA
YIELD PLUS FUND

                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.


                                                          1997           1996           1995           1994           1993*
                                                      ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . .  $    10.00     $    10.00      $    9.99     $    10.01     $    10.00
                                                      ----------     ----------     ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . .         .54            .56            .56            .38            .27
   Net realized and unrealized gain
      (loss) on investments. . . . . . . . . . . . .         .01             --            .02           (.02)           .01
                                                      ----------     ----------     ----------     ----------     ----------

      Total Income From Investment Operations. . . .         .55            .56            .58            .36            .28
                                                      ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . .        (.54)          (.56)          (.56)          (.38)          (.27)
   In excess of net realized gain on investments . .          --             --           (.01)            --             --
                                                      ----------     ----------     ----------     ----------     ----------

      Total Distributions. . . . . . . . . . . . . .        (.54)          (.56)          (.57)          (.38)          (.27)
                                                      ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . .  $    10.01     $    10.00     $    10.00     $     9.99     $    10.01
                                                      ----------     ----------     ----------     ----------     ----------
                                                      ----------     ----------     ----------     ----------     ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . .        5.67           5.73           6.01           3.65           2.85

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of year ($000 omitted). . . . . .     840,055        933,485      1,447,097      1,358,464        589,594

   Ratios to average net assets (%)(b):
      Operating expenses . . . . . . . . . . . . . .         .38            .36            .38            .35            .38
      Net investment income. . . . . . . . . . . . .        5.42           5.59           5.64           3.82           3.54

   Portfolio turnover (%)(b) . . . . . . . . . . . .       92.38          97.05         199.69         142.68         137.86
   Per share amount of expense reductions
      ($ omitted). . . . . . . . . . . . . . . . . .          --             --             --             --         .00042

*   For the period November 9, 1992 (commencement of operations) to
    August 31, 1993.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1993 are annualized.


                                                               Annual Report  15

SSgA
YIELD PLUS FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1997


1.  ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of August 31, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA Yield Plus Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    SECURITY VALUATION: United States fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

    Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

    Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed, unless the Board of Trustees determines that amortized cost does not represent fair value.

    The Fund may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    SECURITIES TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

    INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

    AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

    FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the


16  Annual Report

SSgA
YIELD PLUS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

    It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986,] as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1997, the Fund had a net tax basis capital loss carryover of $1,538,342 which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2004.

    The Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1997 are as follows:

                                                                  NET
                                                               UNREALIZED
           FEDERAL TAX       UNREALIZED       UNREALIZED      APPRECIATION
               COST         APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
          --------------   --------------   --------------   --------------
          $  817,186,315   $      791,389   $     (367,650)  $      423,739

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in certain fixed income securities purchased at a discount in futures, mortgage-backed securities, and certain securities sold at a loss. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

    EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

    DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

    REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 100% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 100%.

                                                               Annual Report  17

SSgA
YIELD PLUS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    DERIVATIVES: To the extent permitted by the investment objective, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Fund's use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment objective.

    The Fund typically uses derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

    FUTURES: The Fund utilized exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.  SECURITIES TRANSACTIONS

    INVESTMENT TRANSACTIONS: For the year ended August 31, 1997, purchases, sales and maturities of investment securities, excluding US Government and Agency obligations, short-term investments, futures contracts, and repurchase agreements aggregated to $747,564,788, $735,823,280, and $5,000,000, respectively.


    FUTURES TRANSACTIONS: Fund transactions in futures contracts during the year ended August 31, 1997 were as follows:


                                              FUTURES CONTRACTS                  FUTURES CONTRACTS
                                                 SOLD SHORT                         PURCHASED
                                        -----------------------------      -----------------------------
                                                          AGGREGATE                          AGGREGATE
                                          NUMBER OF     FACE VALUE OF        NUMBER OF     FACE VALUE OF
                                          CONTRACTS     CONTRACTS (1)        CONTRACTS     CONTRACTS (1)
                                        -------------   -------------      -------------   -------------
     Outstanding at August 31, 1996              (386)  $(363,888,200)                --   $          --
     Contracts opened                             566     533,385,200                 25      23,450,000
     Contracts closed                            (180)   (169,497,000)               (25)    (23,450,000)
                                        -------------   -------------      -------------   -------------
     Outstanding at August 31, 1997                --   $          --                 --   $          --
                                        -------------   -------------      -------------   -------------
                                        -------------   -------------      -------------   -------------


(1) The aggregate face value of contracts is computed on the date each contract was opened. Three month Eurodollar financial futures contracts have a notional face amount of $1,000,000 and an equivalent duration of 13 weeks or .25 years.


18  Annual Report

SSgA
YIELD PLUS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    For the year ended August 31, 1997, purchases and sales of US Government and Agency obligations, excluding short-term investments, futures contracts, and repurchase agreements aggregated to $90,124,557 and $59,385,039, respectively.

4.  RELATED PARTIES

    ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing, and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

    ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division


                                                               Annual Report  19

SSgA
YIELD PLUS FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    ("RIS"), and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS, and Commercial Banking, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1997, the Fund incurred expenses of $250,959, $3,801 and $441, or a total of $255,201, from the Adviser, SSBSI, and Commercial Banking, respectively. The Fund did not incur any expenses from RIS during this period.

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

    BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

    ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1997 WERE AS FOLLOWS:

         Advisory fees                 $ 346,771
         Administration fees              21,642
         Custodian fees                   21,856
         Distribution fees                 8,390
         Shareholder servicing fees       17,706
         Transfer agent fees               2,484
         Trustees' fees                       82
                                       ---------
                                       $ 418,931
                                       ---------
                                       ---------

    BENEFICIAL INTEREST: As of August 31, 1997, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 65% of the total outstanding shares of the Fund.


20  Annual Report

SSgA YIELD PLUS FUND
Two International Place, 35th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
    Lynn L. Anderson, Chairman
    William L. Marshall
    Steven J. Mastrovich
    Patrick J. Riley
    Richard D. Shirk
    Bruce D. Taber
    Henry W. Todd

OFFICERS
    Lynn L. Anderson, President
    George W. Weber, Senior Vice President and Treasurer
    J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
    State Street Bank and Trust Company
    1776 Heritage Drive
    North Quincy, Massachusetts  02171
    (800) 647-7327

DISTRIBUTOR
    Russell Fund Distributors, Inc.
    Two International Place, 35th Floor
    Boston, Massachusetts  02110
    (800) 997-7327

ADMINISTRATOR
    Frank Russell Investment Management Company
    909 A Street
    Tacoma, Washington  98402

LEGAL COUNSEL
    Goodwin, Procter & Hoar LLP
    Exchange Place
    Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
    Coopers & Lybrand L.L.P.
    One Post Office Square
    Boston, Massachusetts  02109


                                                               Annual Report  21

                                    SSgA-SM- FUNDS

                                  MONEY MARKET FUND

                                    Annual Report
                                   August 31, 1997

                                  Table of Contents

                                                                          Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . .    4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . . . .    6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . .    8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .    9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . .   16

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . .   17

Fund Management and Service Providers. . . . . . . . . . . . . . . . . .   21



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC. IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA MONEY MARKET FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1997. Over the past year, the Funds have grown to include seventeen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the Money Market Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds opened three additional funds in fiscal 1997. These three asset allocation funds, called Life Solutions Funds, were opened on July 1, 1997. Each Life Solutions Fund seeks to achieve its investment objective by diversifying its assets in shares of certain Funds of the Investment Company, referred to as Underlying Funds.

The Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.

The Life Solutions Balanced Fund seeks a balance of growth of capital and income.

The Life Solutions Growth Fund seeks long-term growth of capital.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA Matrix Fund and the SSgA Small Cap Fund achieved five year track records. We are proud of our long-term record and look forward to having additional funds complete their five year anniversary.

SSGA is strategically growing by continuing to build an organization that delivers comprehensive services striving to meet your investment requirements. In an effort to compete in this ever-changing complex world, we focus on our expertise, our knowledge and our commitment to better serve your investment needs.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA MONEY MARKET FUND

MANAGEMENT OF THE FUNDS






                                 Nicholas A. Lopardo
                         Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Ms. Rena Williams, Vice President, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA Money Market Fund since her arrival at State Street in February 1994. Ms. Williams is the Mutual Funds Unit Head responsible for oversight of money market and other short-term funds. Prior to joining State Street, she was a portfolio manager with PNC Bank and the Calvert Group. She holds a BA in International Relations from the University of Virginia. There are 10 other portfolio managers working with Ms. Williams.


                                                                Annual Report  5

SSgA MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:   Maximize current income; preservation of capital and liquidity.

INVESTS IN: High quality money market instruments, including certificates of deposits, time deposits, bankers acceptances, commercial paper, corporate medium-term notes, US Government Treasury and Agency notes, and repurchase agreements.

STRATEGY:    Fund Managers base their decisions on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market.


                                    [GRAPH]

DATES                 MONEY MARKET         SALOMAN BROTHERS 3-MONTH T-BILL INDEX
Inception*                 $10,000                                       $10,000
    1988                   $10,241                                       $10,220
    1989                   $11,183                                       $11,087
    1990                   $12,132                                       $11,990
    1991                   $12,991                                       $12,775
    1992                   $13,599                                       $13,320
    1993                   $14,040                                       $13,729
    1994                   $14,510                                       $14,217
    1995                   $15,310                                       $15,010
    1996                   $16,132                                       $15,813
    1997                   $16,983                                       $16,643
--------------------------------------------------------------------------------

Total                     $147,121                                      $144,804
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


SSgA
   MONEY MARKET FUND

Period Ended    Growth of        Total
  08/31/97       $10,000         Return
------------   ------------   ------------
1 Year          $  10,528        5.28%
5 Years         $  12,492        4.55%+
Inception       $  16,983        5.84%+


SALOMON BROTHERS
   3-MONTH TREASURY BILL INDEX

Period Ended    Growth of        Total
  08/31/97       $10,000         Return
------------   ------------   ------------
1 Year          $  10,525        5.25%
5 Years         $  12,495        4.56%+
Inception       $  16,643        5.61%+

SEE RELATED NOTES ON THE FOLLOWING PAGE.


PERFORMANCE REVIEW

Market participants spent most of the second half of 1996 debating whether the Federal Reserve's Open Market Committee (FOMC) would need to raise the target rate for federal funds, targeted at 5.25%. The fear of tightening kept pressure on rates during the period. However, by the end of November, positive data relating to the budget deficit, the outlook for reduced financing needs of the Treasury, and a historically high amount of Treasury securities held by foreign investors lent a positive tone. Yields hit their lows during November, with one-year Treasuries falling to 5.36%, two-year Treasuries dropping to 5.59% and thirty-year Treasuries down to 6.35%. Pressure relating to year end caused money market rates to rise in December. The rush to issue securities prior to year end also pressured the corporate market, causing spreads to widen during the month; however, the theme of 1996 for this sector was narrowing spreads to Treasuries.

The spread widening between Treasuries and corporates, and yield back-up from year end financing pressures were erased by the end of January. Signs of unexpected strength were tempered by lower inflation indicators. The Treasury yield curve steepened as the data suggested a stronger economy and the market began pricing the possibility of an increase in interest rates. Consequently, the long-awaited


6  Annual Report

SSgA MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

shift in Federal Reserve policy finally occurred on March 26th, with a fed funds increase of 25 basis points. While the move itself was not a surprise, the FOMC's comment expressing concern over the strength of the economy and its impact on inflation was strong enough to focus market attention on the possibility of further tightening. Pessimism pervaded and yields rose through April, with one-year Treasuries peaking at 6.08%, two-years backing up to 6.54% and thirty-years at 7.17%. News of first quarter GDP at 5.6% was offset by the producer price index turning negative and consumer price indices declining to 2.3% annualized.

Going into the third quarter, high consumer confidence and healthier consumer balance sheets have many economists fearing a surge in consumer spending would spur further growth. Capital spending continues at a healthy clip keeping the base level of growth well above the target non-inflationary rate of 2.5%. Skepticism for the new era of higher non-inflationary growth abounds. The growth side does not appear ready to slow down and with labor markets tight and getting tighter, the market trades nervously as if anticipating the FOMC to raise rates again. Because of the uncertainty, opportunities continue to arise which allow for buying on weakness and extending portfolio maturity.

The Fund had a one-year total return of 5.28% for the fiscal year ended August 31, 1997. This compares favorably to the return of 5.25% for the same period for the benchmark of the Fund, the Salomon Brothers 3-Month Treasury Bill Index. The Fund's performance is net of fund operating expenses, whereas Index results do not include expenses of any kind. The Salomon Brothers 3-Month Treasury Bill Index was chosen as a standard, well-known representation of money market rates.

PORTFOLIO HIGHLIGHTS

In the last year, the SSgA Money Market Fund was managed consistently with its objective of providing safety of principal and liquidity by investing in high quality investments and providing competitive returns. The Fund received the Am rating from Standard and Poor's Corporation. For the fiscal year, the Fund's net assets have increased by 19%. New cash flows were invested in a combination of fixed and floating rate securities. Purchases of floating rate notes were largely concentrated on those with one- and three-month LIBOR (London InterBank Offering Rate) as reset indices. Additionally, a small percentage was invested in floating rate notes based on Fed Funds and Prime rates. The average maturity of the Fund ranged from 48 to 72 days over the period, as the Fund selectively purchased one-year securities to extend its average days to maturity. This strategy was applied to enhance yield as the yield curve steepened.

TOP FIVE HOLDINGS (BY INVESTMENT TYPE,
AS A PERCENT OF TOTAL INVESTMENTS)                     AUGUST 31, 1997

Yankee Certificates of Deposit                             19.7%
Eurodollar Time Deposits                                   19.4
Corporate Bonds and Notes                                  18.3
Domestic Commercial Paper                                  13.3
United States Government Agencies                          10.4


                                 --------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

   * The Fund commenced operations on May 2, 1988. Index comparison began May 1, 1988.

  ** Equal dollar amounts of 3-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

   + Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

An investment in a money market fund is neither insured nor guaranteed by the US Government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of the SSgA Funds:

We have audited the accompanying statement of assets and liabilities and statement of net assets of SSgA Money Market Fund (formerly The Seven Seas Series Money Market Fund)(the "Fund"), as of August 31, 1997, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1997, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended in conformity with generally accepted accounting principles.

Boston, Massachusetts              /s/ COOPERS & LYBRAND L.L.P.
October 7, 1997


8  Annual Report

SSgA
MONEY MARKET FUND

                                                                                                     STATEMENT OF NET ASSETS
                                                                                                             August 31, 1997

                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY        (000)
                                                                     -------------------------------------------------------
CORPORATE BONDS AND NOTES - 18.8%
Abbey National PLC (MTN)(a). . . . . . . . . . . . . . . . . . . . . $   32,000          5.532%      06/16/98     $   31,980
Abbey National PLC (MTN)(a). . . . . . . . . . . . . . . . . . . . .     45,000          5.653       07/15/98         44,969
Bank of New York . . . . . . . . . . . . . . . . . . . . . . . . . .     15,000          6.000       03/24/98         14,992
Bank One (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .     50,000          5.640       09/04/97         50,000
Caterpillar Financial Services (MTN) . . . . . . . . . . . . . . . .      5,000          8.120       03/10/98          5,062
First National Bank of Boston. . . . . . . . . . . . . . . . . . . .     35,000          5.880       08/06/98         34,988
First National Bank of Chicago . . . . . . . . . . . . . . . . . . .     47,000          5.780       08/05/98         46,987
First Union Corp. (MTN). . . . . . . . . . . . . . . . . . . . . . .     17,500          6.750       01/15/98         17,557
Ford Motor Credit Corp. (MTN)(a) . . . . . . . . . . . . . . . . . .     28,475          5.926       10/21/97         28,483
Household Finance Corp. (MTN)(a) . . . . . . . . . . . . . . . . . .     25,000          5.731       09/30/97         25,000
IBM Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     17,780          5.670       01/28/98         17,768
IBM Credit Corp. (MTN)(a). . . . . . . . . . . . . . . . . . . . . .     40,000          5.687       06/05/98         39,981
Key Bank National Association (MTN). . . . . . . . . . . . . . . . .     10,000          5.605       12/19/97          9,996
Key Bank National Association (MTN)(a) . . . . . . . . . . . . . . .     30,000          5.532       12/10/97         29,995
Merrill Lynch & Co. (MTN)(a) . . . . . . . . . . . . . . . . . . . .     50,000          5.742       03/04/98         49,995
Merrill Lynch & Co. (MTN)(a) . . . . . . . . . . . . . . . . . . . .     50,000          5.742       03/09/98         49,995
Morgan Guaranty Trust Co. (MTN)(a) . . . . . . . . . . . . . . . . .     50,000          5.625       11/14/97         49,993
National City Bank, Cleveland. . . . . . . . . . . . . . . . . . . .     25,000          5.800       03/03/98         24,995
Northern Trust Co. . . . . . . . . . . . . . . . . . . . . . . . . .     25,000          5.750       03/04/98         24,988
Old Kent Bank & Trust Co. (a). . . . . . . . . . . . . . . . . . . .     20,000          5.680       04/29/98         19,995
Ontario, Province of . . . . . . . . . . . . . . . . . . . . . . . .     50,000          5.700       10/01/97         49,996
Tiers Trust (MTN)(a) . . . . . . . . . . . . . . . . . . . . . . . .     50,000          5.682       10/15/97         50,000
Wachovia Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . .     14,000          6.650       09/05/97         14,001
Westpac Banking (MTN). . . . . . . . . . . . . . . . . . . . . . . .     30,000          5.920       08/28/98         29,986
World Savings & Loan (MTN)(a). . . . . . . . . . . . . . . . . . . .     40,000          5.893       11/10/97         40,017
                                                                                                                  ----------

TOTAL CORPORATE BONDS AND NOTES (cost $801,719). . . . . . . . . . .                                                 801,719
                                                                                                                  ----------

DOMESTIC CERTIFICATES OF DEPOSIT - 6.9%
Bank One (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .     50,000          5.640       07/01/98         49,967
Branch Banking & Trust Co. (a) . . . . . . . . . . . . . . . . . . .     25,000          5.656       07/01/98         24,989
Colorado National Bank (a) . . . . . . . . . . . . . . . . . . . . .     25,000          5.532       02/18/98         24,992



                                                                Annual Report  9

SSgA
MONEY MARKET FUND


                                                                                          STATEMENT OF NET ASSETS, CONTINUED
                                                                                                             August 31, 1997

                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY        (000)
                                                                     -------------------------------------------------------
Colorado National Bank (a) . . . . . . . . . . . . . . . . . . . . . $   25,000          5.532%      01/22/98     $   24,993
PNC Bank, Pittsburgh (a) . . . . . . . . . . . . . . . . . . . . . .     26,000          5.546       01/09/98         25,994
PNC Bank, Pittsburgh (a) . . . . . . . . . . . . . . . . . . . . . .     20,000          5.620       02/13/98         19,994
PNC Bank, Pittsburgh (a) . . . . . . . . . . . . . . . . . . . . . .     50,000          5.670       07/01/98         49,953
PNC Bank, Pittsburgh . . . . . . . . . . . . . . . . . . . . . . . .     50,000          5.600       09/02/98         49,964
United States National Bank of Oregon (a). . . . . . . . . . . . . .     25,000          5.651       06/26/98         24,986
                                                                                                                  ----------

TOTAL DOMESTIC CERTIFICATES OF DEPOSIT (cost $295,832) . . . . . . .                                                 295,832
                                                                                                                  ----------

DOMESTIC COMMERCIAL PAPER - 13.6%
Asset Securitization Co-op Corp. . . . . . . . . . . . . . . . . . .     50,000          5.530       11/06/97         49,493
Asset Securitization Co-op Corp. . . . . . . . . . . . . . . . . . .     90,000          5.530       11/10/97         89,032
Coca-Cola Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . .     50,000          5.550       10/08/97         49,715
Delaware Funding Corp. . . . . . . . . . . . . . . . . . . . . . . .     50,000          5.530       10/28/97         49,562
Delaware Funding Corp. . . . . . . . . . . . . . . . . . . . . . . .     46,903          5.515       10/30/97         46,479
General Electric Capital Corp. . . . . . . . . . . . . . . . . . . .    135,000          5.650       09/02/97        134,979
General Electric Capital Corp. . . . . . . . . . . . . . . . . . . .     50,000          5.560       10/06/97         49,730
General Motors Acceptance Corp.. . . . . . . . . . . . . . . . . . .     50,000          5.820       10/29/97         49,531
Merrill Lynch & Co.. . . . . . . . . . . . . . . . . . . . . . . . .     40,000          5.750       11/05/97         39,585
Woolwich . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     25,000          5.570       09/29/97         24,892
                                                                                                                  ----------

TOTAL DOMESTIC COMMERCIAL PAPER (cost $582,998). . . . . . . . . . .                                                 582,998
                                                                                                                  ----------

EURODOLLAR CERTIFICATES OF DEPOSIT - 3.2%
Abbey National PLC, London . . . . . . . . . . . . . . . . . . . . .     50,000          5.610       12/15/97         50,000
Barclays Bank PLC. . . . . . . . . . . . . . . . . . . . . . . . . .     45,000          5.750       02/10/98         45,008
Morgan Guaranty Trust Co.. . . . . . . . . . . . . . . . . . . . . .     40,000          5.550       10/22/97         40,001
                                                                                                                  ----------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (cost $135,009) . . . . . .                                                 135,009
                                                                                                                  ----------

EURODOLLAR TIME DEPOSITS - 19.9%
Abbey National PLC . . . . . . . . . . . . . . . . . . . . . . . . .    200,000          5.687       09/02/97        200,000
Canadian Imperial Bank . . . . . . . . . . . . . . . . . . . . . . .    150,000          5.656       09/02/97        150,000
Credit Suisse London . . . . . . . . . . . . . . . . . . . . . . . .    200,000          5.687       09/02/97        200,000
Kredietbank. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    200,000          5.625       09/02/97        200,000
Societe Generale . . . . . . . . . . . . . . . . . . . . . . . . . .    100,000          5.625       09/02/97        100,000
                                                                                                                  ----------

TOTAL EURODOLLAR TIME DEPOSITS (cost $850,000) . . . . . . . . . . .                                                 850,000
                                                                                                                  ----------



10  Annual Report

SSgA
MONEY MARKET FUND

                                                                                          STATEMENT OF NET ASSETS, CONTINUED
                                                                                                             August 31, 1997

                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY        (000)
                                                                     -------------------------------------------------------

TIME DEPOSITS - 9.1%
Branch Bank & Trust Co.. . . . . . . . . . . . . . . . . . . . . . . $   83,544          5.500%      09/02/97     $   83,544
First Union National Bank, Charlotte . . . . . . . . . . . . . . . .     16,965          5.500       09/02/97         16,965
Fleet Bank . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    140,000          5.625       09/02/97        140,000
Suntrust Banks, Inc. . . . . . . . . . . . . . . . . . . . . . . . .    150,000          5.625       09/02/97        150,000
                                                                                                                  ----------

TOTAL TIME DEPOSITS (cost $390,509). . . . . . . . . . . . . . . . .                                                 390,509
                                                                                                                  ----------

UNITED STATES GOVERNMENT AGENCIES - 10.6%
Federal Farm Credit Bank (a) . . . . . . . . . . . . . . . . . . . .     50,000          5.500       12/11/97         49,986
Federal Home Loan Bank . . . . . . . . . . . . . . . . . . . . . . .     25,000          5.997       09/30/97         25,005
Federal Home Loan Bank (a) . . . . . . . . . . . . . . . . . . . . .     50,000          5.484       12/19/97         49,989
Federal Home Loan Mortgage Discount Notes. . . . . . . . . . . . . .    150,000          5.475       09/30/97        149,338
Federal National Mortgage Association (a). . . . . . . . . . . . . .    100,000          5.632       09/12/97         99,997
Federal National Mortgage Association (a). . . . . . . . . . . . . .     25,000          5.558       11/19/97         24,996
Federal National Mortgage Association (MTN)(a) . . . . . . . . . . .     55,000          5.538       11/25/97         54,990
                                                                                                                  ----------

TOTAL UNITED STATES GOVERNMENT AGENCIES (cost $454,301). . . . . . .                                                 454,301
                                                                                                                  ----------

YANKEE CERTIFICATES OF DEPOSIT - 20.1%
ABN AMRO Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . .     45,000          5.520       09/22/97         44,999
ABN AMRO Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . .     20,000          6.140       05/01/98         20,010
Bank of Montreal (a) . . . . . . . . . . . . . . . . . . . . . . . .     40,000          5.641       06/30/98         39,980
Bayerische Landesbank (a). . . . . . . . . . . . . . . . . . . . . .     65,000          5.495       06/26/98         64,959
Canadian Imperial Bank . . . . . . . . . . . . . . . . . . . . . . .     25,000          5.910       08/11/98         24,980
Deutsche Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . .     22,500          5.700       01/06/98         22,492
Deutsche Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . .     25,000          5.730       02/27/98         24,994
Deutsche Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . .     70,000          5.611       07/01/98         69,943
Landesbank Hessen Thuringen. . . . . . . . . . . . . . . . . . . . .     20,000          5.790       02/04/98         19,997
Landesbank Hessen Thuringen. . . . . . . . . . . . . . . . . . . . .     15,000          5.960       03/20/98         14,997
Landesbank Hessen Thuringen. . . . . . . . . . . . . . . . . . . . .     80,000          5.930       06/30/98         79,934
National Australia Bank, Ltd.. . . . . . . . . . . . . . . . . . . .     25,000          5.665       03/05/98         24,994
National Westminister Bank PLC . . . . . . . . . . . . . . . . . . .     25,000          5.670       02/11/98         24,987
National Westminister Bank PLC . . . . . . . . . . . . . . . . . . .     35,000          5.685       02/27/98         34,996
National Westminister Bank PLC . . . . . . . . . . . . . . . . . . .     50,000          5.680       03/02/98         49,993
National Westminister Bank PLC . . . . . . . . . . . . . . . . . . .     75,000          5.660       03/05/98         74,985
National Westminister Bank PLC . . . . . . . . . . . . . . . . . . .     25,000          5.860       08/10/98         24,991
Royal Bank Of Canada . . . . . . . . . . . . . . . . . . . . . . . .     18,000          5.825       08/25/98         17,987



                                                               Annual Report  11

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MONEY MARKET FUND

                                                                                          STATEMENT OF NET ASSETS, CONTINUED
                                                                                                             August 31, 1997

                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY        (000)
                                                                     -------------------------------------------------------
Societe Generale . . . . . . . . . . . . . . . . . . . . . . . . . . $   75,000          5.540%      09/02/97     $   75,000
Swiss Bank Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .     15,000          5.980       03/19/98         14,998
Westpac Banking. . . . . . . . . . . . . . . . . . . . . . . . . . .     35,000          5.860       01/15/98         34,996
Westpac Banking. . . . . . . . . . . . . . . . . . . . . . . . . . .     15,000          5.830       01/27/98         14,999
Westpac Banking. . . . . . . . . . . . . . . . . . . . . . . . . . .     25,000          6.240       04/07/98         24,996
Westpac Banking. . . . . . . . . . . . . . . . . . . . . . . . . . .     15,000          5.790       08/05/98         14,996
                                                                                                                  ----------

TOTAL YANKEE CERTIFICATES OF DEPOSIT (cost $860,203) . . . . . . . .                                                 860,203
                                                                                                                  ----------

TOTAL INVESTMENTS (amortized cost $4,370,571)(b) - 102.2%. . . . . .                                               4,370,571

OTHER ASSETS AND LIABILITIES, NET - (2.2%) . . . . . . . . . . . . .                                                (92,406)
                                                                                                                  ----------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . . . . . . . .                                              $4,278,165
                                                                                                                  ----------
                                                                                                                  ----------



(a) Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

ABBREVIATIONS:
MTN - Medium Term Note
PLC - Public Limited Company


The accompanying notes are an integral part of the financial statements.

12  Annual Report

SSgA
MONEY MARKET FUND


                                                                                         STATEMENT OF ASSETS AND LIABILITIES
                                                                                                             August 31, 1997

                                                                                                               Amounts in
                                                                                                           thousands (except
                                                                                                           per share amount)

ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . .      $    4,370,571
Interest receivable  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              30,196
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,400,767

LIABILITIES
Payables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       19,830
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              99,964
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .               2,581
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 227
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             122,602
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    4,278,165
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:

Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       (2,715)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,281
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,276,599
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    4,278,165
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($4,278,165,391 divided by 4,280,879,508 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         1.00
                                                                                                              --------------
                                                                                                              --------------



The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  13

SSgA
MONEY MARKET FUND



                                                                                                     STATEMENT OF OPERATIONS
                                                                                   For the Fiscal Year Ended August 31, 1997

                                                                                                                 Amounts
                                                                                                              in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      236,540

EXPENSES (Notes 2 and 4):
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       10,639
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,245
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 839
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,580
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  31
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 179
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,551
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 291
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 146
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 172
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              16,673
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             219,867
                                                                                                              --------------

REALIZED GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 697
                                                                                                              --------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . .      $      220,564
                                                                                                              --------------
                                                                                                              --------------



The accompanying notes are an integral part of the financial statements.

14  Annual Report

SSgA
MONEY MARKET FUND

                                                                                          STATEMENTS OF CHANGES IN NET ASSETS
                                                                                        For the Fiscal Years Ended August 31,


                                                                                                 Amounts in thousands

                                                                                              1997                 1996
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        219,867    $        178,204
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 697                 753
                                                                                        -----------------   -----------------

     Net increase in net assets resulting from operations. . . . . . . . . . . . . .             220,564             178,957
                                                                                        -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (219,867)           (178,405)
                                                                                        -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .             802,059             721,962
                                                                                        -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .             802,756             722,514

NET ASSETS
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,475,409           2,752,895
                                                                                        -----------------   -----------------

  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      4,278,165    $      3,475,409
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------

FUND SHARE TRANSACTIONS
  (ON A CONSTANT DOLLAR BASIS):

Proceeds from shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          59,548,475          45,284,105
Proceeds from reinvestment of distributions. . . . . . . . . . . . . . . . . . . . .             194,301             161,571
Payments for shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (58,940,717)        (44,723,714)
                                                                                        -----------------   -----------------

Total net increase (decrease). . . . . . . . . . . . . . . . . . . . . . . . . . . .             802,059             721,962
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------



The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  15

SSgA
MONEY MARKET FUND


                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.


                                                         1997           1996           1995           1994           1993
                                                      ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . .      $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                      ----------     ----------     ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . .           .0516          .0524          .0538          .0330          .0320

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . .          (.0516)        (.0524)        (.0538)        (.0330)        (.0320)
                                                      ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF YEAR . . . . . . . . . .      $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                      ----------     ----------     ----------     ----------     ----------
                                                      ----------     ----------     ----------     ----------     ----------

TOTAL RETURN (%) . . . . . . . . . . . . . . . .            5.28           5.36           5.52           3.35           3.24

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of year ($000 omitted). . . .       4,278,165      3,475,409      2,752,895      3,020,796      2,502,483

   Ratios to average net assets (%):
      Operating expenses, net  . . . . . . . . .             .39            .39            .39            .36            .33
      Operating expenses, gross  . . . . . . . .             .39            .39            .39            .36            .38
      Net investment income  . . . . . . . . . .            5.17           5.20           5.37           3.33           3.20

   Per share amount of expense reductions
      ($ omitted). . . . . . . . . . . . . . . .              --             --             --             --          .0005



16  Annual Report

SSgA
MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1997


1.  ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of August 31, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional Class A shares of beneficial interest at a $.001 par value. The Investment Company has available Class B and Class C shares of the Fund as of August 15, 1994; however, shares have not been offered on these classes as of the date of these financial statements.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

    SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

    INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

    FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

    It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1997, the Fund had a net tax basis capital loss carryover of $2,714,108, which may be


                                                               Annual Report  17

SSgA
MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2003.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

    EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

    REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.  SECURITIES TRANSACTIONS

    INVESTMENT TRANSACTIONS: For the year ended August 31, 1997, purchases, sales, and maturities of investment securities, excluding US Government and Agency obligations and repurchase agreements, for the Fund aggregated to $203,929,503,772, $341,045,332, and $202,265,434,000, respectively.

    For the year ended August 31, 1997, purchases, sales, and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $1,412,677,110, $584,210,229, and $1,122,525,000,
    respectively.

4.  RELATED PARTIES

    ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.


18  Annual Report

SSgA
MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as several unaffiliated service providers. For these services, the Fund pays .025%, .175%, .175%, and .175% to the Adviser, SSBSI, RIS, and Commercial Banking, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1997, the Fund incurred expenses of $1,063,853, $250,705, $106,491, and $90,344, or a
    total of $1,511,393, from the Adviser, SSBSI, RIS, and Commercial Banking, respectively.

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward


                                                               Annual Report  19

SSgA
MONEY MARKET FUND

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


    shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

    BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

    ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1997 WERE AS FOLLOWS:

         Advisory fees                 $  1,904,693
         Administration fees                118,907
         Custodian fees                     140,433
         Distribution fees                  193,898
         Shareholder servicing fees         147,825
         Transfer agent fees                 70,040
         Trustees' fees                       4,994
                                       ------------
                                       $  2,580,790
                                       ------------
                                       ------------


20  Annual Report

SSgA MONEY MARKET FUND
Two International Place, 35th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
    Lynn L. Anderson, Chairman
    William L. Marshall
    Steven J. Mastrovich
    Patrick J. Riley
    Richard D. Shirk
    Bruce D. Taber
    Henry W. Todd

OFFICERS
    Lynn L. Anderson, President
    George W. Weber, Senior Vice President and Treasurer
    J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
    State Street Bank and Trust Company
    1776 Heritage Drive
    North Quincy, Massachusetts  02171
    (800) 647-7327

DISTRIBUTOR
    Russell Fund Distributors, Inc.
    Two International Place, 35th Floor
    Boston, Massachusetts 02110
    (800) 997-7327

ADMINISTRATOR
    Frank Russell Investment Management Company
    909 A Street
    Tacoma, Washington  98402

LEGAL COUNSEL
    Goodwin, Procter & Hoar LLP
    Exchange Place
    Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
    Coopers & Lybrand L.L.P.
    One Post Office Square
    Boston, Massachusetts  02109


                                                               Annual Report  21

                                    SSgA-SM- FUNDS

                            US TREASURY MONEY MARKET FUND

                                    Annual Report
                                   August 31, 1997

                                   Table of Contents

                                                                         Page

Chairman's Letter . . . . . . . . . . . . . . . . . . . . . . . . . .      4

Portfolio Management Discussion . . . . . . . . . . . . . . . . . . .      6

Report of Independent Accountants . . . . . . . . . . . . . . . . . .      8

Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . .      9

Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . .     15

Notes to Financial Statements . . . . . . . . . . . . . . . . . . . .     16

Fund Management and Service Providers . . . . . . . . . . . . . . . .     20



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVES AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA US TREASURY MONEY MARKET FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS



DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1997. Over the past year, the Funds have grown to include seventeen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the US Treasury Money Market Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds opened three additional funds in fiscal 1997. These three asset allocation funds, called Life Solutions Funds, were opened on July 1, 1997. Each Life Solutions Fund seeks to achieve its investment objective by diversifying its assets in shares of certain Funds of the Investment Company, referred to as Underlying Funds.

The Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.

The Life Solutions Balanced Fund seeks a balance of growth of capital and income.

The Life Solutions Growth Fund seeks long-term growth of capital.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA Matrix Fund and the SSgA Small Cap Fund achieved five year track records. We are proud of our long-term record and look forward to having additional funds complete their five year anniversary.

SSGA is strategically growing by continuing to build an organization that delivers comprehensive services striving to meet your investment requirements. In an effort to compete in this ever-changing complex world, we focus on our expertise, our knowledge and our commitment to better serve your investment needs.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA US TREASURY MONEY MARKET FUND

MANAGEMENT OF THE FUNDS







                                 Nicholas A. Lopardo
                         Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Ms. Susan Chaisson, Investment Officer, has been trading for the money market portfolios as well as providing backup for the portfolio managers since February 1996. She began her career at State Street as a portfolio administrator in the Mutual Funds Department, progressing to the operations support staff in the domestic fixed income department prior to becoming a money market trader. Ms. Chaisson received her BS degree in Accounting from the University of Massachusetts and is currently pursuing a Masters in Finance from Suffolk University. There are ten other portfolio managers working with Ms. Chaisson.


                                                              Annual Report  5

SSgA US TREASURY MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:   Maximize current income; preservation of capital and liquidity.

INVESTS IN:  Obligations issued, guaranteed, or backed by the US Government.

STRATEGY:    Fund Managers base their decisions on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market.


                                       [GRAPH]


DATES             US TREASURY MONEY MARKET FUND        SALOMON BROTHERS 3-MONTH T-BILL INDEX
Inception*                              $10,000                                      $10,000
    1994                                $10,251                                      $10,277
    1995                                $10,813                                      $10,851
    1996                                $11,399                                      $11,431
    1997                                $12,010                                      $12,031
--------------------------------------------------------------------------------------------

Total                                   $54,473                                      $54,590
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------



SSgA
   US TREASURY MONEY MARKET FUND

Period Ended       Growth of           Total
 08/31/97           $10,000            Return
------------       ---------           ------
1 Year             $  10,536           5.36%
Inception          $  12,010           5.01%+


SALOMON BROTHERS
   3-MONTH TREASURY BILL INDEX

Period Ended       Growth of           Total
 08/31/97           $10,000            Return
------------       ---------           ------
1 Year             $  10,525           5.25%
Inception          $  12,031           5.06%+

SEE RELATED NOTES ON THE FOLLOWING PAGE.


PERFORMANCE REVIEW

Market participants spent most of the second half of 1996 debating whether the Federal Reserve's Open Market Committee (FOMC) would need to raise the target rate for federal funds, targeted at 5.25%. The fear of tightening kept pressure on rates during the period. However, by the end of November, positive data relating to the budget deficit, the outlook for reduced financing needs of the Treasury, and a historically high amount of Treasury securities held by foreign investors lent a positive tone. Yields hit their lows during November, with one-year Treasuries falling to 5.36%, two-year Treasuries dropping to 5.59% and thirty-year Treasuries down to 6.35%. Pressure relating to year end caused money market rates to rise in December. The rush to issue securities prior to year end also pressured the corporate market, causing spreads to widen during the month; however, the theme of 1996 for this sector was narrowing spreads to Treasuries.

The spread widening between Treasuries and corporates, and yield back-up from year end financing pressures were erased by the end of January. Signs of unexpected strength


6  Annual Report

SSgA US TREASURY MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


were tempered by lower inflation indicators. The Treasury yield curve steepened as the data suggested a stronger economy and the market began pricing the possibility of an increase in interest rates. Consequently, the long-awaited shift in Federal Reserve policy finally occurred on March 26th, with a fed funds increase of 25 basis points. While the move itself was not a surprise, the FOMC's comment expressing concern over the strength of the economy and its impact on inflation was strong enough to focus market attention on the possibility of further tightening. Pessimism pervaded and yields rose through April, with one-year Treasuries peaking at 6.08%, two-years backing up to 6.54% and thirty-years at 7.17%. News of first quarter GDP at 5.6% was offset by the producer price index turning negative and consumer price indices declining to 2.3% annualized.

Going into the third quarter, high consumer confidence and healthier consumer balance sheets have many economists fearing a surge in consumer spending would spur further growth. Capital spending continues at a healthy clip keeping the base level of growth well above the target non-inflationary rate of 2.5%. Nevertheless, by the end of August, yields had again dropped with one-year Treasuries closing at 5.57%, two-years at 5.96%, and thirty-years at 6.61%. Skepticism for the new era of higher non-inflationary growth abounds. The growth side does not appear ready to slow down and with labor markets tight and getting tighter, the market trades nervously as if anticipating the FOMC to move again to raise rates in the upcoming quarters. Because of the uncertainty, opportunities continue to arise which allow for buying on weakness and extending portfolio maturity.

The Fund had a one-year total return of 5.36% for the fiscal year ended August 31, 1997. This compares favorably to the return of 5.25% for the same period for the benchmark of the Fund, the Salomon Brothers 3-Month Treasury Bill Index. The Fund's performance is net of fund operating expenses, whereas Index results do not include expenses of any kind. The Salomon Brothers 3-Month Treasury Bill Index was chosen as a standard, well-known representation of money market rates.

PORTFOLIO HIGHLIGHTS

The Fund's net assets grew from $189 million to $917 million over the year; partially attributable to the Fund's AAAm rating from Standard and Poor's Corporation. The Fund was managed consistently with its objective of providing safety of principal and liquidity by investing in obligations backed by the US Treasury. Economic news of strong growth coupled with low inflation kept the Federal Reserve out of the picture until the March FOMC meeting where they raised the Federal Funds rate by 25 basis points. Although there was only one intervention by the Federal Reserve, the market traded at wider ranges, creating opportunities for the Fund to extend and take advantage of periods when the yield curve steepened.

As the supply of Treasury bills shrinks, the Fund has increased its percentage of Treasury notes. Also, with the addition of new assets, the percentage of repurchase agreements has grown. Given the relatively expensive levels of outright Treasury purchases, the repurchase agreements provide the best return. Throughout the year, the Fund's average maturity ranged between 24 and 57 days.


                                 --------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

     * The Fund commenced operations on December 1, 1993. Index comparison also began on December 1, 1993.

    ** Equal dollar amounts of 3-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

     + Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

An investment in a money market fund is neither insured nor guaranteed by the US Government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.


                                                              Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of the SSgA Funds:

We have audited the accompanying statements of assets and liabilities and statements of net assets of SSgA US Treasury Money Market Fund (formerly The Seven Seas Series US Treasury Money Market Fund)(the "Fund")), as of August 31, 1997, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the three fiscal years in the period then ended and for the period December 1, 1993 (commencement of operations) to August 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1997, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the three fiscal years in the period then ended and for the period December 1, 1993 (commencement of operations) to August 31, 1994 in conformity with generally accepted accounting principles.

Boston, Massachusetts                  /s/ COOPERS & LYBRAND L.L.P.
October 7, 1997


8  Annual Report

SSgA
US TREASURY MONEY MARKET FUND


                                                                                                      STATEMENT OF NET ASSETS
                                                                                                              August 31, 1997


                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY        (000)
                                                                     -------------------------------------------------------
UNITED STATES GOVERNMENT TREASURIES - 14.3%
United States Treasury Bills . . . . . . . . . . . . . . . . . . .   $   25,000          5.455%       9/15/97     $   24,951
United States Treasury Notes . . . . . . . . . . . . . . . . . . .       35,000          7.250%       2/15/98         35,253
United States Treasury Notes . . . . . . . . . . . . . . . . . . .       35,000          8.250%       7/15/98         35,705
United States Treasury Notes . . . . . . . . . . . . . . . . . . .       35,000          6.125%       8/31/98         35,129
                                                                                                                  ----------

TOTAL UNITED STATES GOVERNMENT TREASURIES (identified cost $131,038)                                                 131,038
                                                                                                                  ----------

TOTAL INVESTMENTS (amortized cost $131,038) - 14.3%. . . . . . . .                                                   131,038
                                                                                                                  ----------

REPURCHASE AGREEMENTS - 88.7%
Agreement with Aubrey Lanston & Co., Inc of $40,000
  acquired August 29, 1997 at 5.430% to be repurchased at $40,024 on September 2, 1997, collateralized by:
     $25,000 United States Treasury Bonds
        8.125% due 08/15/19 valued at $29,888
     $12,127 United States Treasury Bonds
        6.250% due 08/15/23 valued at $11,827. . . . . . . . . . .                                                    40,000
Agreement with Donaldson, Lufkin & Jenrette Securities Corp. of $35,000
  acquired August 29, 1997 at 5.350% to be repurchased at $35,021 on September 2, 1997, collateralized by:
     $31,681 United States Treasury Bonds
        7.500% due 11/15/24 valued at $36,530. . . . . . . . . . .                                                    35,000
Agreement with Donaldson, Lufkin & Jenrette Securities Corp. of $190,000
  acquired August 29, 1997 at 5.550% to be repurchased at $190,117 on September 2, 1997, collateralized by:
     $50,000 United States Treasury Bonds
        12.000% due 05/15/05 valued at $69,411
     $30,009 United States Treasury Bonds
        12.500% due 08/15/14 valued at $45,394
     $47,507 United States Treasury Notes
        6.250% due 05/31/00 valued at $48,685
     $31,115 United States Treasury Notes
        5.500% due 02/28/99 valued at $31,013. . . . . . . . . . .                                                   190,000


                                                              Annual Report  9

SSgA
US TREASURY MONEY MARKET FUND

                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                              August 31, 1997

                                                                                                                     VALUE
                                                                                                                     (000)
                                                                                                                  ----------

Agreement with Deustche Bank AG of $40,000
  acquired August 29, 1997 at 5.450% to be repurchased at $40,024 on September 2, 1997, collateralized by:
     $43,050 United States Treasury Bills
        5.493% due 08/20/98 valued at $40,857. . . . . . . . . . .                                                $   40,000
Agreement with Dresdner Bank AG of $40,000
  acquired August 29, 1997 at 5.450% to be repurchased at $40,024 on September 2, 1997, collateralized by:
     $41,245 United States Treasury Bills
        5.048% due 11/13/97 valued at $40,838. . . . . . . . . . .                                                    40,000
Agreement with Goldman Sachs of $40,000
  acquired August 29, 1997 at 5.450% to be repurchased at $40,024 on September 2, 1997, collateralized by:
     $29,975 United States Treasury Bonds
        12.375% due 05/15/04 valued at $41,205 . . . . . . . . . .                                                    40,000
Agreement with First Chicago National Bank of $40,000
  acquired August 29, 1997 at 5.450% to be repurchased at $40,024 on September 2, 1997, collateralized by:
     $3,850 United States Treasury Bonds
        6.250% due 08/15/23 valued at $3,759
     $36,785 United States Treasury Notes
        5.750% due 10/31/00 valued at $37,302. . . . . . . . . . .                                                    40,000
Agreement with Greenwich Capital Market, Inc. of $40,000
  acquired August 29, 1997 at 5.450% to be repurchased at $40,024 on September 2, 1997, collateralized by:
     $25,233 United States Treasury Bonds
        7.875% due 11/15/04 valued at $28,358
     $11,000 United States Treasury Bonds
        9.125% due 05/15/09 valued at $12,991. . . . . . . . . . .                                                    40,000
Agreement with HSBC Securities, Inc. of $40,000
  acquired August 29, 1997 at 5.470% to be repurchased at $40,024 on September 2, 1997, collateralized by:
     $37,007 United States Treasury Bonds
        7.500% due 11/15/16 valued at $42,017. . . . . . . . . . .                                                    40,000



10  Annual Report

SSgA
US TREASURY MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                              August 31, 1997

                                                                                                                    VALUE
                                                                                                                    (000)
                                                                                                                  ----------
Agreement with Lehman Brothers Securities, Inc. of $42,969
  acquired August 29, 1997 at 5.370% to be repurchased at $42,995 on September 2, 1997, collateralized by:
     $42,490 United States Treasury Notes
        6.250% due 02/28/02 valued at $42,883. . . . . . . . . . .                                                $   42,969
Agreement with Swiss Bank Corp. of $40,000
  acquired August 29, 1997 at 5.420% to be repurchased at $40,024 on September 2, 1997, collateralized by:
     $40,000 United States Treasury Notes
        7.250% due 02/15/98 valued at $40,398. . . . . . . . . . .                                                    40,000
Agreement with UBS Securities, Inc. of $35,000
  acquired August 29, 1997 at 5.300% to be repurchased at $35,021 on September 2, 1997, collateralized by:
     $31,489 United States Treasury Bonds
        8.750% due 11/15/08 valued at $36,244. . . . . . . . . . .                                                    35,000
Agreement with UBS Securities, Inc. of $190,000
  acquired August 29, 1997 at 5.550% to be repurchased at $190,117 on September 2, 1997, collateralized by:
     $100,000 United States Treasury Bonds
        8.125% due 08/15/19 valued at $119,538
     $67,077 United States Treasury Bonds
        7.875% due 02/15/21 valued at $78,518. . . . . . . . . . .                                                   190,000
                                                                                                                  ----------

TOTAL REPURCHASE AGREEMENTS (cost $812,969). . . . . . . . . . . .                                                   812,969
                                                                                                                  ----------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
(cost $944,007)(a) - 103.0%. . . . . . . . . . . . . . . . . . . .                                                   944,007

OTHER ASSETS AND LIABILITIES, NET - (3.0%) . . . . . . . . . . . .                                                   (27,162)
                                                                                                                  ----------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . . .                                                $  916,845
                                                                                                                  ----------
                                                                                                                  ----------



(a) The identified cost for federal income tax purposes is the same as shown above.


The accompanying notes are an integral part of the financial statements.

                                                             Annual Report  11

SSgA
US TREASURY MONEY MARKET FUND


                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                              August 31, 1997

                                                                                                               Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)

ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . .      $      131,038
Repurchase agreements (identified cost $812,969)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .             812,969
Receivables:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,943
  From Adviser (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 103
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  13
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             946,066

LIABILITIES
Payables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        3,939
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              24,951
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                  96
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 235
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              29,221
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      916,845
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          (43)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 917
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             915,971
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      916,845
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($916,845,443 divided by 916,898,891 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         1.00
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

12  Annual Report

SSgA
US TREASURY MONEY MARKET FUND


                                                                                                      STATEMENT OF OPERATIONS
                                                                                    For the Fiscal Year Ended August 31, 1997

                                                                                                                  Amounts
                                                                                                               in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       19,594

EXPENSES (Notes 2 and 4):
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          894
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 105
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 127
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 102
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  19
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 241
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  89
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                  11
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  35
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,637
  Expense reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (922)
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 715
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              18,879
                                                                                                              --------------

REALIZED GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  57
                                                                                                              --------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . .      $       18,936
                                                                                                              --------------
                                                                                                              --------------



The accompanying notes are an integral part of the financial statements.


                                                             Annual Report  13

SSgA
US TREASURY MONEY MARKET FUND

                                                                                          STATEMENTS OF CHANGES IN NET ASSETS
                                                                                        For the Fiscal Years Ended August 31,


                                                                                                Amounts in thousands

                                                                                              1997                 1996
                                                                                          --------------      --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       18,879      $        9,881
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  57                  74
                                                                                          --------------      --------------

     Net increase in net assets resulting from operations. . . . . . . . . . . . . .              18,936               9,955
                                                                                          --------------      --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (18,879)             (9,881)
                                                                                          --------------      --------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .             727,784              28,037
                                                                                          --------------      --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .             727,841              28,111

NET ASSETS
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             189,004             160,893
                                                                                          --------------      --------------

  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      916,845      $      189,004
                                                                                          --------------      --------------
                                                                                          --------------      --------------

FUND SHARE TRANSACTIONS
  (ON A CONSTANT DOLLAR BASIS):
Proceeds from shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,609,904             349,834
Proceeds from reinvestment of distributions. . . . . . . . . . . . . . . . . . . . .               6,915               1,235
Payments for shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (3,889,035)           (323,032)
                                                                                          --------------      --------------


Total net increase (decrease). . . . . . . . . . . . . . . . . . . . . . . . . . . .             727,784              28,037
                                                                                          --------------      --------------
                                                                                          --------------      --------------



The accompanying notes are an integral part of the financial statements.

14  Annual Report

SSgA
US TREASURY MONEY MARKET FUND

                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.


                                                                         1997           1996           1995           1994*
                                                                      ----------     ----------     ----------     ----------

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . .        $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                                      ----------     ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . .             .0515          .0529          .0536          .0249

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . .            (.0515)        (.0529)        (.0536)        (.0249)
                                                                      ----------     ----------     ----------     ----------


NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . .        $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                                                      ----------     ----------     ----------     ----------
                                                                      ----------     ----------     ----------     ----------


TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . .              5.36           5.42           5.48           2.51

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of year ($000 omitted). . . . . . . . . . .           916,845        189,004        160,893        154,858

   Ratios to average net assets (%)(b):
      Operating expenses, net (c). . . . . . . . . . . . . . .               .20            .20            .13             13
      Operating expenses, gross (c). . . . . . . . . . . . . .               .46            .38            .39            .38
      Net investment income  . . . . . . . . . . . . . . . . .              5.28           5.29           5.38           3.28

   Per share amount of expense reductions
      ($ omitted)(c) . . . . . . . . . . . . . . . . . . . . .             .0025          .0018          .0018          .0019




*   For the period December 1, 1993 (commencement of operations) to
    August 31, 1994.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1994 are annualized.
(c) See Note 4 for current period amounts.


                                                             Annual Report  15

SSgA
US TREASURY MONEY MARKET FUND

                                                  NOTES TO FINANCIAL STATEMENTS
                                                                August 31, 1997


1.  ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of August 31, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA US Treasury Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.

    SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

    SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

    INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

    FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each funds' shareholders without regard to the income and capital gains (or losses) of the other funds.

    It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1997, the Fund had a net tax basis capital loss carryover of $42,115, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2003.


16  Annual Report

SSgA
US TREASURY MONEY MARKET FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1997


    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

    EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

    DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

    REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.  SECURITIES TRANSACTIONS

    INVESTMENT TRANSACTIONS: For the year ended August 31, 1997, purchases, sales, and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $318,743,953, $176,622,616, and $72,700,000, respectively.

4.  RELATED PARTIES

    ADVISER: The Investment Company has investment advisory agreements with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rates of .25% of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis. As of August 31, 1997, the receivables due from the Adviser for expenses in excess of the expense caps have been netted against the Adviser fee payables. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.


                                                             Annual Report  17

SSgA
US TREASURY MONEY MARKET FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1997


    ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Fund has entered into service agreements with the Adviser. For these services, the Fund pays .025% to the Adviser, based upon the average daily value of all Fund shares held. For the year ended August 31, 1997, the Fund incurred shareholder servicing expenses of $89,388 from the Adviser.

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for


18  Annual Report

SSgA
US TREASURY MONEY MARKET FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1997


    carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

    BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon its relative net assets.

    ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1997 WERE AS FOLLOWS:

         Administration fees                $   22,079
         Custodian fees                         37,017
         Distribution fees                      17,646
         Shareholder servicing fees             18,235
         Transfer agent fees                       852
         Trustees' fees                            345
                                            ----------
                                            $   96,174
                                            ----------
                                            ----------

    BENEFICIAL INTEREST: As of August 31, 1997, three shareholders (two were also affiliates of the Investment Company) were record owners of approximately 49%, 35% and 10%, respectively, of the total outstanding shares of the Fund.


                                                             Annual Report  19

SSgA US TREASURY MONEY MARKET FUND
Two International Place, 35th Floor
Boston, Massachusetts  02110
(800) 997-7327

------------------------------------------------------------------------------

TRUSTEES
    Lynn L. Anderson, Chairman
    William L. Marshall
    Steven J. Mastrovich
    Patrick J. Riley
    Richard D. Shirk
    Bruce D. Taber
    Henry W. Todd

OFFICERS
    Lynn L. Anderson, President
    George W. Weber, Senior Vice President and Treasurer
    J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
    State Street Bank and Trust Company
    1776 Heritage Drive
    North Quincy, Massachusetts  02171
    (800) 647-7327

DISTRIBUTOR
    Russell Fund Distributors, Inc.
    Two International Place, 35th Floor
    Boston, Massachusetts 02110
    (800) 997-7327

ADMINISTRATOR
    Frank Russell Investment Management Company
    909 A Street
    Tacoma, Washington  98402

LEGAL COUNSEL
    Goodwin, Procter & Hoar LLP
    Exchange Place
    Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
    Coopers & Lybrand L.L.P.
    One Post Office Square
    Boston, Massachusetts  02109


20  Annual Report

                                     SSgA-SM- FUNDS


                               PRIME MONEY MARKET FUND


                                    Annual Report

                                   August 31, 1997

                                  Table of Contents

                                                                            Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . .    4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . . . .    6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . .    8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .    9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . .   15

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . .   16

Fund Management and Service Providers. . . . . . . . . . . . . . . . . .   20



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA Funds.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVES AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA PRIME MONEY MARKET FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1997. Over the past year, the Funds have grown to include seventeen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the Prime Money Market Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds opened three additional funds in fiscal 1997. These three asset allocation funds, called Life Solutions Funds, were opened on July 1, 1997. Each Life Solutions Fund seeks to achieve its investment objective by diversifying its assets in shares of certain Funds of the Investment Company, referred to as Underlying Funds.

The Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.

The Life Solutions Balanced Fund seeks a balance of growth of capital and income.

The Life Solutions Growth Fund seeks long-term growth of capital.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA Matrix Fund and the SSgA Small Cap Fund achieved five year track records. We are proud of our long-term record and look forward to having additional funds complete their five year anniversary.

SSGA is strategically growing by continuing to build an organization that delivers comprehensive services striving to meet your investment requirements. In an effort to compete in this ever-changing complex world, we focus on our expertise, our knowledge and our commitment to better serve your investment needs.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA PRIME MONEY MARKET FUND

MANAGEMENT OF THE FUNDS





                                 Nicholas A. Lopardo
                         Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Ms. Rena Williams, Vice President, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA Prime Money Market Fund since her arrival at State Street in February 1994. Ms. Williams is the Mutual Funds Unit Head responsible for oversight of money market and other short-term funds. Prior to joining State Street, she was a portfolio manager with PNC Bank and the Calvert Group. She holds a BA in International Relations from the University of Virginia. There are 10 other portfolio managers working with Ms. Williams.


                                                                Annual Report  5

SSgA PRIME MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:   Maximize current income; preservation of capital and liquidity.

INVESTS IN: High quality money market instruments including certificates of deposit, time deposits, bankers acceptances, commercial paper, corporate medium-term notes, US Government Treasury and Agency notes, and repurchase agreements.

STRATEGY:    Fund Managers base their decisions on the relative attractiveness of different money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market.


                                    [GRAPH]

DATES           PRIME MONEY MARKET FUND    SALOMON BROTHERS 3-MONTH T-BILL INDEX
Inception*                      $10,000                                  $10,000
    1994                        $10,209                                  $10,200
    1995                        $10,803                                  $10,769
    1996                        $11,409                                  $11,344
    1997                        $12,038                                  $11,940
--------------------------------------------------------------------------------

Total                           $54,459                                  $54,253
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


SSgA
   PRIME MONEY MARKET FUND

Period Ended    Growth of        Total
  08/31/97       $10,000         Return
------------   ------------   ------------
1 Year           10,552          5.52%
Inception        12,038          5.41%+

SALOMON BROTHERS
   3-MONTH TREASURY BILL INDEX

Period Ended    Growth of        Total
  08/31/97       $10,000         Return
------------   ------------   ------------
1 Year           10,525          5.25%
Inception        11,940          5.20%+


SEE RELATED NOTES ON THE FOLLOWING PAGE.


PERFORMANCE REVIEW

Market participants spent most of the second half of 1996 debating whether the Federal Reserve's Open Market Committee (FOMC) would need to raise the target rate for federal funds, targeted at 5.25%. The fear of tightening kept pressure on rates during the period. However, by the end of November, positive data relating to the budget deficit, the outlook for reduced financing needs of the Treasury, and a historically high amount of Treasury securities held by foreign investors lent a positive tone. Yields hit their lows during November, with one-year Treasuries falling to 5.36%, two-year Treasuries dropping to 5.59% and thirty-year Treasuries down to 6.35%. Pressure relating to year end caused money market rates to rise in December. The rush to issue securities prior to year end also pressured the corporate market, causing spreads to widen during the month; however, the theme of 1996 for this sector was narrowing spreads to Treasuries.

The spread widening between Treasuries and corporates, and yield back-up from year end financing pressures were erased by the end of January. Signs of unexpected strength were tempered by lower inflation indicators. The Treasury yield curve steepened as the data suggested a stronger economy and the market began pricing the possibility of an increase in interest rates. Consequently, the long-awaited shift in Federal Reserve policy finally occurred on March 26th, with a fed funds increase of 25 basis points.


6  Annual Report

SSgA PRIME MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


While the move itself was not a surprise, the FOMC's comment expressing concern over the strength of the economy and its impact on inflation was strong enough to focus market attention on the possibility of further tightening. Pessimism pervaded and yields rose through April, with one-year Treasuries peaking at 6.08%, two-years backing up to 6.54% and thirty-years at 7.17%. News of first quarter GDP at 5.6% was offset by the producer price index turning negative and consumer price indices declining to 2.3% annualized.

Going into the third quarter, high consumer confidence and healthier consumer balance sheets have many economists fearing a surge in consumer spending would spur further growth. Capital spending continues at a healthy clip keeping the base level of growth well above the target non-inflationary rate of 2.5%. Skepticism for the new era of higher non-inflationary growth abounds. The growth side does not appear ready to slow down and with labor markets tight and getting tighter, the market trades nervously as if anticipating the FOMC to raise rates again. Because of the uncertainty, opportunities continue to arise which allow for buying on weakness and extending portfolio maturity.

The Fund had a one-year total return of 5.52% for the fiscal year ended August 31, 1997. This compares favorably to the return of 5.25% for the same period for the benchmark of the Fund, the Salomon Brothers 3-Month Treasury Bill Index. The Fund's performance is net of fund operating expenses, whereas Index results do not include expenses of any kind. The Salomon Brothers 3-Month Treasury Bill Index was chosen as a standard, well-known representation of money market rates.

PORTFOLIO HIGHLIGHTS

In the last year, the SSgA Prime Money Market Fund was managed consistently with its objective of providing safety of principal and liquidity by investing in high quality investments providing competitive returns. The Fund received the Am rating from Standard and Poor's Corporation. For the period, the Fund's net assets have increased by 28%. New cash flows were invested in a combination of fixed and floating rate securities. Purchases of floating rate notes were largely concentrated using one- and three-month LIBOR (London InterBank Offering
Rate) as reset indices. A small percentage was reset based on Fed Funds and Prime rates. The average maturity of the Fund ranged from 39 to 69 days over the period, as the Fund selectively purchased one-year securities to extend its average days to maturity. This strategy was applied to enhance yield as the yield curve steepened.


TOP FIVE HOLDINGS (BY INVESTMENT TYPE,
AS A PERCENT OF TOTAL INVESTMENTS)                AUGUST 31, 1997

Corporate Bonds and Notes                             27.2%
Yankee Certificates of Deposit                        14.2
Eurodollar Time Deposits                              13.9
Domestic Commercial Paper                             13.3
Domestic Time Deposits                                13.1



                               -----------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPH AND TABLE ON THE PRECEDING PAGE.

   * The Fund commenced operations on February 22, 1994. Index comparison began March 1, 1994.

  ** Equal dollar amounts of 3-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

   + Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

An investment in a money market fund is neither insured nor guaranteed by the US Government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of the SSgA Funds:

We have audited the accompanying statement of assets and liabilities and statement of net assets of SSgA Prime Money Market Fund (formerly The Seven Seas Series Prime Money Market Fund)(the "Fund"), as of August 31, 1997, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the three fiscal years in the period then ended and for the period February 22, 1994 (commencement of operations) to August 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1997, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the three fiscal years in the period then ended and for the period February 22, 1994 (commencement of operations) to August 31, 1994 in conformity with generally accepted accounting principles.


Boston, Massachusetts      /s/ COOPERS & LYBRAND L.L.P.
October 7, 1997


8  Annual Report

SSgA
PRIME MONEY MARKET FUND

                                                                                                      STATEMENT OF NET ASSETS
                                                                                                              August 31, 1997

                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY        (000)
                                                                     -------------------------------------------------------
CORPORTATE BONDS AND NOTES - 27.2%
Associates Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . $   20,000          6.625%      11/15/97     $   20,020
AVCO Financial Services, Inc. (MTN)(a) . . . . . . . . . . . . . . .     25,000          5.710       11/17/97         25,000
Bank of New York . . . . . . . . . . . . . . . . . . . . . . . . . .     10,000          6.000       03/24/98          9,995
Caterpillar Financial Services (MTN)(a). . . . . . . . . . . . . . .     25,000          5.700       04/13/98         25,000
First Chicago Corp.. . . . . . . . . . . . . . . . . . . . . . . . .     19,350          8.500       06/01/98         19,712
First National Bank of Boston. . . . . . . . . . . . . . . . . . . .     10,000          5.880       08/06/98          9,996
First Union Corp. (MTN)(a) . . . . . . . . . . . . . . . . . . . . .     25,000          5.906       02/24/98         25,025
Ford Motor Credit Co. (MTN)(a) . . . . . . . . . . . . . . . . . . .     15,000          5.926       10/21/97         15,005
Ford Motor Credit Co. (MTN)(a) . . . . . . . . . . . . . . . . . . .     15,000          5.898       11/01/97         15,006
General Electric Capital Corp. . . . . . . . . . . . . . . . . . . .      5,000          7.750       11/14/97          5,016
General Motors Acceptance Corp. (MTN)(a) . . . . . . . . . . . . . .     25,000          5.957       02/02/98         25,027
IBM Credit Corp. (MTN)(a). . . . . . . . . . . . . . . . . . . . . .     38,000          5.687       06/05/98         37,982
Keycorp (MTN). . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,000          6.030       03/23/98          5,003
Merrill Lynch & Co., Inc. (MTN)(a) . . . . . . . . . . . . . . . . .     17,000          6.001       05/19/98         17,029
Merrill Lynch & Co., Inc. (MTN). . . . . . . . . . . . . . . . . . .     25,000          5.880       08/10/98         24,996
Old Kent Bank & Trust Co. (MTN)(a) . . . . . . . . . . . . . . . . .     25,000          5.680       04/29/98         24,994
US National Bank of Oregon (MTN)(a). . . . . . . . . . . . . . . . .     25,000          5.507       11/20/97         24,995
Wells Fargo & Co. (MTN)(a) . . . . . . . . . . . . . . . . . . . . .     12,500          5.831       09/05/97         12,500
Wells Fargo & Co. (MTN)(a) . . . . . . . . . . . . . . . . . . . . .     40,000          5.811       12/29/97         40,007
                                                                                                                  ----------

TOTAL CORPORATE BONDS AND NOTES (cost $382,308). . . . . . . . . . .                                                 382,308
                                                                                                                  ----------

CERTIFICATES OF DEPOSIT - 7.2%
Branch Banking & Trust (a) . . . . . . . . . . . . . . . . . . . . .     15,000          5.656       07/01/98         14,993
Comerica Bank, Michigan (a). . . . . . . . . . . . . . . . . . . . .     22,000          5.620       07/22/98         21,989
First USA Bank (a) . . . . . . . . . . . . . . . . . . . . . . . . .     15,000          6.000       07/22/98         15,037
PNC Bank NA (a). . . . . . . . . . . . . . . . . . . . . . . . . . .     25,000          5.620       02/13/98         24,992
PNC Bank NA (a). . . . . . . . . . . . . . . . . . . . . . . . . . .     25,000          5.670       07/01/98         24,977
                                                                                                                  ----------

TOTAL CERTIFICATES OF DEPOSIT (cost $101,988). . . . . . . . . . . .                                                 101,988
                                                                                                                  ----------

DOMESTIC COMMERCIAL PAPER - 13.3%
Asset Securitization Cooperative Corp. . . . . . . . . . . . . . . .     30,000          5.530       11/07/97         29,691
Asset Securitization Cooperative Corp. . . . . . . . . . . . . . . .     19,000          5.530       11/10/97         18,796


                                                                Annual Report  9

SSgA
PRIME MONEY MARKET FUND

                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                             August 31, 1997

                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY        (000)
                                                                     -------------------------------------------------------
Asset Securitization Cooperative Corp. . . . . . . . . . . . . . . . $   19,000          5.500%      11/26/97     $   18,750
Delaware Funding Corp. . . . . . . . . . . . . . . . . . . . . . . .     25,000          5.515       10/30/97         24,774
General Electric Capital Corp. . . . . . . . . . . . . . . . . . . .     65,000          5.650       09/02/97         64,990
Merrill Lynch & Co., Inc.. . . . . . . . . . . . . . . . . . . . . .     10,000          5.750       11/05/97          9,896
Merrill Lynch & Co., Inc.. . . . . . . . . . . . . . . . . . . . . .     10,000          5.680       11/24/97          9,867
Merrill Lynch & Co., Inc.. . . . . . . . . . . . . . . . . . . . . .     10,000          5.550       02/09/98          9,752
                                                                                                                  ----------

TOTAL DOMESTIC COMMERCIAL PAPER (cost $186,516). . . . . . . . . . .                                                 186,516
                                                                                                                  ----------

EURODOLLAR CERTIFICATES OF DEPOSIT - 1.4%
Morgan Guaranty Trust Co.. . . . . . . . . . . . . . . . . . . . . .     20,000          5.550       10/22/97         20,000
                                                                                                                  ----------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (cost $20,000). . . . . . .                                                  20,000
                                                                                                                  ----------

EURODOLLAR TIME DEPOSITS - 13.9%
Canadian Imperial Bank . . . . . . . . . . . . . . . . . . . . . . .     65,000          5.656       09/02/97         65,000
Credit Suisse First Boston . . . . . . . . . . . . . . . . . . . . .     65,000          5.687       09/02/97         65,000
Toronto Dominion . . . . . . . . . . . . . . . . . . . . . . . . . .     65,000          5.625       09/02/97         65,000
                                                                                                                  ----------

TOTAL EURODOLLAR TIME DEPOSITS (cost $195,000) . . . . . . . . . . .                                                 195,000
                                                                                                                  ----------

DOMESTIC TIME DEPOSITS - 13.1%
Bank of America. . . . . . . . . . . . . . . . . . . . . . . . . . .     65,000          5.687       09/02/97         65,000
Branch Banking & Trust Co. . . . . . . . . . . . . . . . . . . . . .     59,384          5.500       09/02/97         59,384
Fleet Bank, Grand Cayman . . . . . . . . . . . . . . . . . . . . . .     60,000          5.625       09/02/97         60,000
                                                                                                                  ----------

TOTAL DOMESTIC TIME DEPOSITS (cost $184,384) . . . . . . . . . . . .                                                 184,384
                                                                                                                  ----------

UNITED STATES GOVERNMENT AGENCIES - 8.9%
Federal Home Loan Bank (a) . . . . . . . . . . . . . . . . . . . . .     25,000          5.455       10/02/97         24,998
Federal National Mortgage Association (MTN)(a) . . . . . . . . . . .     50,000          5.632       09/12/97         49,999
Federal National Mortgage Association (MTN)(a) . . . . . . . . . . .     25,000          5.558       11/19/97         24,996
Federal National Mortgage Association (MTN)(a) . . . . . . . . . . .     25,000          5.538       11/25/97         24,995
                                                                                                                  ----------

Total United States Government Agencies (cost $124,988). . . . . . .                                                 124,988
                                                                                                                  ----------

YANKEE CERTIFICATES OF DEPOSIT - 14.2%
Abbey National Treasury Services (a) . . . . . . . . . . . . . . . .     15,000          5.532       06/16/98         14,991

10  Annual Report

SSgA
PRIME MONEY MARKET FUND



                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                              August 31, 1997

                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY        (000)
                                                                     -------------------------------------------------------
Deutsche Bank. . . . . . . . . . . . . . . . . . . . . . . . . . . . $   10,000          5.800%      01/28/98     $    9,998
Deutsche Bank (a). . . . . . . . . . . . . . . . . . . . . . . . . .     30,000          5.611       07/01/98         29,976
Landesbank Hessen Thuringen. . . . . . . . . . . . . . . . . . . . .     15,000          5.960       03/20/98         14,997
Landesbank Hessen Thuringen. . . . . . . . . . . . . . . . . . . . .     20,000          5.930       06/30/98         19,983
National Westminster Bank PLC. . . . . . . . . . . . . . . . . . . .     15,000          5.860       03/10/98         14,996
Royal Bank of Canada . . . . . . . . . . . . . . . . . . . . . . . .     10,000          5.825       08/25/98          9,993
Societe Generale . . . . . . . . . . . . . . . . . . . . . . . . . .     25,000          5.540       09/02/97         25,000
Svenska Handelsbanken. . . . . . . . . . . . . . . . . . . . . . . .     25,000          5.770       08/05/98         24,991
Swiss Bank Corp. New York. . . . . . . . . . . . . . . . . . . . . .     10,000          5.980       03/19/98          9,999
Westpac Banking. . . . . . . . . . . . . . . . . . . . . . . . . . .     15,000          5.830       01/15/98         14,999
Westpac Banking. . . . . . . . . . . . . . . . . . . . . . . . . . .     10,000          5.830       01/27/98          9,999
                                                                                                                  ----------

TOTAL YANKEE CERTIFICATES OF DEPOSIT (cost $199,922) . . . . . . . .                                                 199,922
                                                                                                                  ----------

TOTAL INVESTMENTS (amortized cost $1,395,106) - 99.2%. . . . . . . .                                               1,395,106
                                                                                                                  ----------

REPURCHASE AGREEEMENTS - 0.7%
Agreement with Credit Suisse First Boston of $10,000
    acquired August 29, 1997 at 5.500% to be repurchased at $10,006 on September 2, 1997, collateralized by:
       $10,310 Federal Home Loan Mortgage Association Discount Note,
         5.521% due November 5, 1997 valued at $10,205 . . . . . . .                                                  10,000
                                                                                                                  ----------

TOTAL REPURCHASE AGREEMENTS (cost $10,000) . . . . . . . . . . . . .                                                  10,000
                                                                                                                  ----------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
(cost $1,405,106)(b) - 99.9% . . . . . . . . . . . . . . . . . . . .                                               1,405,106

OTHER ASSETS AND LIABILITIES - 0.1%. . . . . . . . . . . . . . . . .                                                   1,157
                                                                                                                  ----------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . . . .                                              $1,406,263
                                                                                                                  ----------
                                                                                                                  ----------

(a) Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

ABBREVIATIONS:
MTN - Medium Term Note

The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  11

SSgA
PRIME MONEY MARKET FUND

                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                              August 31, 1997

                                                                                                                Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . .      $    1,405,106
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,889
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   9
                                                                                                              --------------
     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,414,004

LIABILITIES
Payables:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        7,263
  Accrued fees to affiliates and trustees (Note 4) . . . . . . . . . . . . . . . . .                 360
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 118
                                                                                          --------------
     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,741
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,406,263
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          (45)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,406
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,404,902
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,406,263
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($1,406,263,191 divided by 1,406,319,710 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         1.00
                                                                                                              --------------
                                                                                                              --------------

The accompanying notes are an integral part of the financial statements.


12  Annual Report

SSgA
PRIME MONEY MARKET FUND

                                                                                                      STATEMENT OF OPERATIONS
                                                                                    For the Fiscal Year Ended August 31, 1997

                                                                                                                 Amounts in
                                                                                                                 thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $        71,675

EXPENSES (Notes 2 and 4):
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $         1,920
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 375
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 290
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 365
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  18
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 125
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 320
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   9
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  41
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   6
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  77
                                                                                         ---------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,546
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                (986)
                                                                                         ---------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,560
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              69,115
                                                                                                              --------------

REALIZED GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  38
                                                                                                              --------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . .      $       69,153
                                                                                                              --------------
                                                                                                              --------------

The accompanying notes are an integral part of the financial statements.


                                                               Annual Report  13

SSgA
PRIME MONEY MARKET FUND

                                                                                          STATEMENTS OF CHANGES IN NET ASSETS
                                                                                        For the Fiscal Years Ended August 31,

                                                                                                Amounts in thousands

                                                                                             1997                 1996
                                                                                       -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         69,115    $         80,535
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  38                (124)
                                                                                        ----------------    ----------------

     Net increase in net assets resulting from operations. . . . . . . . . . . . . .              69,153              80,411
                                                                                        ----------------    ----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (69,115)            (80,546)
                                                                                        ----------------    ----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .             310,594              19,136
                                                                                        ----------------    ----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .             310,632              19,001

NET ASSETS
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,095,631           1,076,630
                                                                                        ----------------    ----------------


  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $      1,406,263    $      1,095,631
                                                                                        ----------------    ----------------
                                                                                        ----------------    ----------------

FUND SHARE TRANSACTIONS
  (ON A CONSTANT DOLLAR BASIS):
Proceeds from shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          14,602,335           9,851,518
Proceeds from reinvestment
  of distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              28,659              15,478
Payments for shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (14,320,400)         (9,847,860)
                                                                                        ----------------    ----------------

Total net increase (decrease). . . . . . . . . . . . . . . . . . . . . . . . . . . .             310,594              19,136
                                                                                        ----------------    ----------------
                                                                                        ----------------    ----------------

The accompanying notes are an integral part of the financial statements.


14  Annual Report

SSgA
PRIME MONEY MARKET FUND

                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.

                                                                          1997           1996           1995           1994
                                                                    -----------    -----------    -----------    -----------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . .        $    1.0000    $    1.0000    $    1.0000    $    1.0000
                                                                    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income. . . . . . . . . . . . . . . . . .              .0528          .0546          .0567          .0207

LESS DISTRIBUTIONS:
    Net investment income. . . . . . . . . . . . . . . . . .             (.0528)        (.0546)        (.0567)        (.0207)
                                                                    -----------    -----------    -----------    -----------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . .        $    1.0000    $    1.0000    $    1.0000    $    1.0000
                                                                    -----------    -----------    -----------    -----------
                                                                    -----------    -----------    -----------    -----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . .               5.52           5.60           5.82           2.09

RATIOS/SUPPLEMENTAL DATA:
    Net Assets, end of year ($000 omitted) . . . . . . . . .          1,406,263      1,095,631      1,076,630        432,224

    Ratios to average net assets (%)(b):
          Operating expenses, net (c). . . . . . . . . . . .                .20            .20            .14            .16
          Operating expenses, gross (c). . . . . . . . . . .                .28            .25            .27            .32
          Net investment income  . . . . . . . . . . . . . .               5.40           5.44           5.76           4.00

    Per share amount of expense reductions
          ($ omitted)(c) . . . . . . . . . . . . . . . . . .              .0008          .0006          .0013          .0008

 * For the period February 22, 1994 (commencement of operations) to August 31, 1994.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1994 are annualized.
(c) See Note 4 for current period amounts.


                                                               Annual Report  15

SSgA
PRIME MONEY MARKET FUND

                                                  NOTES TO FINANCIAL STATEMENTS
                                                                August 31, 1997

1.  ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of August 31, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA Prime Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

    SECURITIES TRANSACTIONS: Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

    INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

    FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each funds' shareholders without regard to the income and capital gains (or losses) of the other funds.

    It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required. At August 31, 1997, the Fund had a net tax basis capital loss carryover of $89,293, which may be applied against any realized net taxable gains in each succeeding year or until its expiration date of August 31, 2005.




16  Annual Report

SSgA
PRIME MONEY MARKET FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1997


    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

    EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

    DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

    REPURCHASE AGREEMENTS: The Fund may engage in repurchase and tri-party repurchase agreements with several financial institutions whereby the Fund, through its custodian or third-party custodian, receives delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to at least 102% of the repurchase price. The Fund's Adviser will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities remains equal to at least 102% of the repurchase price at Fedwire closing time. The Adviser or third-party custodian will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral falls below 102%.

3.  SECURITIES TRANSACTIONS

    INVESTMENT TRANSACTIONS: For the year ended August 31, 1997, purchases, sales, and maturities of investment securities, excluding US Government and Agency obligations and repurchase agreements, for the Fund aggregated to $56,654,150,456, $256,242,526, and $56,020,338,000, respectively.

    For the year ended August 31, 1997, purchases, sales and maturities of US Government and Agency obligations, excluding repurchase agreements aggregated to $204,442,316, $110,920,181, and $138,000,000, respectively.

4.  RELATED PARTIES

    ADVISER: The Investment Company has investment advisory agreements with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rates of .15%, of its average daily net assets. The Adviser voluntarily agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net




                                                               Annual Report  17

SSgA
PRIME MONEY MARKET FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1997


    assets on an annual basis. As of August 31, 1997, the receivables due from the Adviser for expenses in excess of the expense caps have been netted against the Adviser fee payable. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

    ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Fund has entered into service agreements with the Adviser. For these services, the Fund pays .025% to the Adviser, based upon the average daily value of all Fund shares held. For the year ended August 31, 1997, the Fund incurred shareholder servicing expenses of $319,995, from the Adviser.

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The



18  Annual Report

SSgA
PRIME MONEY MARKET FUND

                                       NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                August 31, 1997


    Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.

    BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

    ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1997 WERE AS FOLLOWS:

         Advisory fees                      $  186,496
         Administration fees                    42,462
         Custodian fees                         60,711
         Distribution fees                      32,289
         Shareholder servicing fees             33,738
         Transfer agent fees                     4,184
                                            ----------
                                            $  359,880
                                            ----------
                                            ----------

    BENEFICIAL INTEREST: As of August 31, 1997, three shareholders were record owners of approximately 32%, 10% and 10%, respectively, of the total outstanding shares of the Fund.



                                                               Annual Report  19

SSgA PRIME MONEY MARKET FUND
Two International Place, 35th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
    Lynn L. Anderson, Chairman
    William L. Marshall
    Steven J. Mastrovich
    Patrick J. Riley
    Richard D. Shirk
    Bruce D. Taber
    Henry W. Todd

OFFICERS
    Lynn L. Anderson, President
    George W. Weber, Senior Vice President and Treasurer
    J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
    State Street Bank and Trust Company
    1776 Heritage Drive
    North Quincy, Massachusetts  02171
    (800) 647-7327

DISTRIBUTOR
    Russell Fund Distributors, Inc.
    Two International Place, 35th Floor
    Boston, Massachusetts 02110
    (800) 997-7327

ADMINISTRATOR
    Frank Russell Investment Management Company
    909 A Street
    Tacoma, Washington  98402

LEGAL COUNSEL
    Goodwin, Procter & Hoar LLP
    Exchange Place
    Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
    Coopers & Lybrand L.L.P.
    One Post Office Square
    Boston, Massachusetts  02109


20  Annual Report

                                    SSgA-SM- FUNDS

                              TAX FREE MONEY MARKET FUND

                                    Annual Report
                                   August 31, 1997

                                  Table of Contents

                                                                          Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . .      4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . . .      6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . .      8

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . .      9

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . .     20

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . .     21

Tax Information. . . . . . . . . . . . . . . . . . . . . . . . . . . .     25

Fund Management and Service Providers. . . . . . . . . . . . . . . . .     26



"SSgA-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. INCOME FROM TAX-FREE FUNDS MAY BE SUBJECT TO AN ALTERNATIVE MINIMUM TAX, OR STATE AND LOCAL TAXES. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA TAX FREE MONEY MARKET FUND

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS


DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1997. Over the past year, the Funds have grown to include seventeen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the Tax Free Money Market Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds opened three additional funds in fiscal 1997. These three asset allocation funds, called Life Solutions Funds, were opened on July 1, 1997. Each Life Solutions Fund seeks to achieve its investment objective by diversifying its assets in shares of certain Funds of the Investment Company, referred to as Underlying Funds.

The Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.

The Life Solutions Balanced Fund seeks a balance of growth of capital and income.

The Life Solutions Growth Fund seeks long-term growth of capital.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA Matrix Fund and the SSgA Small Cap Fund achieved five year track records. We are proud of our long-term record and look forward to having additional funds complete their five year anniversary.

SSGA is strategically growing by continuing to build an organization that delivers comprehensive services striving to meet your investment requirements. In an effort to compete in this ever-changing complex world, we focus on our expertise, our knowledge and our commitment to better serve your investment needs.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer


4  Annual Report

SSgA TAX FREE MONEY MARKET FUND

MANAGEMENT OF THE FUNDS





                                 Nicholas A. Lopardo
                         Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Mr. James Donahue, Vice President, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA Tax Free Money Market Fund since its inception in December 1994. Prior to that he was a municipal bond trader with the investment firm of Jesup Josephthal. He is a graduate of Belknap College with a BS in economics. There are two other portfolio managers who work with Mr. Donahue.


                                                                Annual Report  5

SSgA TAX FREE MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:   Maximize current income exempt from federal income taxes;
             preservation of capital and liquidity.

INVESTS IN:  High quality, short-term municipal securities.

STRATEGY:    Fund Managers base their decisions on the relative attractiveness of different tax-exempt money market investments which can vary depending on the general level of interest rates as well as supply/demand imbalances in the market.


                                    [GRAPH]

DATES             TAX FREE MONEY MARKET FUND
Inception*                           $10,000
    1995                             $10,254
    1996                             $10,568
    1997                             $10,884
--------------------------------------------

Total                                $41,706
--------------------------------------------
--------------------------------------------


SSgA
   TAX FREE MONEY MARKET FUND

Period Ended        Growth of      Total
  08/31/97           $10,000       Return
------------        ---------      ------
1 Year              $10,299        2.99%
Inception           $10,884        3.13%+

* The Fund commenced operations on December 1, 1994.
+ Annualized.

PERFORMANCE REVIEW

The one year return of the SSgA Tax Free Money Market Fund at August 31, 1997 was 2.99%. The annualized return was 3.13% since its inception in December 1994.

The Fund received an AAm rating from the Standards & Poor's Corporation. Standard & Poor's assigns a AAm rating to funds where safety of principal value is high and exposure to loss is limited. This rating corresponds with the underlying investments and the management style of the Funds. From the Fund's inception, the investment objective has been preservation of principal and a stable net asset value of $1.00 per share, with a competitive rate of return. The rating of mutual funds are opinions of the investment quality of shares of the mutual fund which invest in short-term fixed income obligations. The Standard & Poor's Corporation assigns ratings across a wide spectrum of comparable funds. In order to maintain the Fund's rating, S&P requires investment guidelines that may, in certain instances, be more conservative than otherwise allowed a fund under applicable law.


6  Annual Report

SSgA TAX FREE MONEY MARKET FUND

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


PORTFOLIO HIGHLIGHTS

For fiscal year 1997, the tax-exempt segment of the market can be summed up in one word, "stable". Except for predictable periods during the year, (i.e.: tax payment days and maturity dates) the tax-exempt short-term market traded in a very narrow range. The inaction by the Federal Reserve on interest rates greatly assisted market stability. The government did its part by working out a balanced budget. The state and local governments maintained their austere financing programs.

During the past two years, because of the fallout from the Orange County, California debacle, issuers and investors have been keenly aware of potential risks. Due diligence is paramount, not that this year has gone without problems. Middlesex County, Massachusetts was the most high profile bankruptcy in the municipal market.

The Commonwealth of Massachusetts intervened and helped the county out of its fiscal problems.

In the 1996 national elections the voters seemed to be satisfied with the economy and the way it was being handled. The proposed overhaul of the tax system, i.e., the flat tax, got minimal support. Unemployment was at a 30-year low (4.9%), and the expansion period for the economy has had an unprecedented 7 years.

The yield curve for the past year has remained relatively flat. Because of this, the Fund remained mostly in short-term variable rate demand notes. This gives the Fund flexibility to switch with ease to longer-term fixed notes if conditions warrant. The Fund will continue to invest in only the highest quality investments.

TOP TEN ISSUERS
(AS A PERCENT OF TOTAL INVESTMENTS)                         AUGUST 31, 1997

Georgia Municipal Electric Authority Revenue                     4.3%
Idaho Health Facilities Hospital Authority Revenue               4.3
Houston, Texas, Tax & Revenue Anticipation Notes                 3.7
San Diego, California Area Local Government
  Tax & Revenue Anticipation Notes                               3.7
New York State Environment Facilities
  Revenue Series A                                               3.7
Lorain County, Ohio Hospital Series 1997A                        3.7
Memphis, Tennessee Series B                                      3.4
De Kalb County, Georgia Housing Authority
  Multifamily Housing Revenue                                    3.4
Franklin County, Ohio Hospital Revenue                           3.4
University of Illinois, University Revenue Series B              3.1

                                 --------------------

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

An investment in a money market fund is neither insured nor guaranteed by the US Government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share.


                                                                Annual Report  7

REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholders and Board of Trustees of the SSgA Funds:

We have audited the accompanying statement of assets and liabilities and statement of net assets of SSgA Tax Free Money Market Fund (formerly The Seven Seas Series Tax Free Money Market Fund)(the "Fund"), as of August 31, 1997, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the two fiscal years in the period then ended, and for the period December 1, 1994 (commencement of operations) to August 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 1997, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the two fiscal years in the period then ended, and for the period December 1, 1994 (commencement of operations) to August 31, 1995 in conformity with generally accepted accounting principles.


Boston, Massachusetts                  /s/ COOPERS & LYBRAND L.L.P.
October 7, 1997


8  Annual Report

SSgA
TAX FREE MONEY MARKET FUND

                                                                                                      STATEMENT OF NET ASSETS
                                                                                                              August 31, 1997


                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY*       (000)
                                                                     -------------------------------------------------------
ARIZONA - 3.3%
Maricopa County, Arizona Pollution Control Revenue
  Series C, daily demand . . . . . . . . . . . . . . . . . . . . . . $      700          3.700%(1)   05/01/29     $      700
Maricopa County, Arizona Pollution Control Revenue
  Series F, daily demand . . . . . . . . . . . . . . . . . . . . . .        300          3.700(1)    05/01/29            300
Salt River Project, Arizona Agriculture Improvement & Power District
  Electrical Systems Revenue Series A (pre-refunded 01/01/98)(b) . .      1,250          7.625       01/01/08          1,290
Salt River Project, Arizona Agriculture Improvement & Power District
  Electrical Systems Revenue Series A (pre-refunded 01/01/98)(b) . .      3,000          7.875       01/01/28          3,099
                                                                                                                  ----------

                                                                                                                       5,389
                                                                                                                  ----------

ARKANSAS - 1.2%
Arkansas, State of, Development Financial Authority
  Health Care Facilities Revenue Series B, weekly demand . . . . . .      2,000          3.300(2)    06/01/12          2,000
                                                                                                                  ----------

                                                                                                                       2,000
                                                                                                                  ----------


CALIFORNIA - 6.1%
San Bernardino County, California Tax & Revenue
  Anticipation Notes Series A. . . . . . . . . . . . . . . . . . . .      4,000          4.500       06/30/98          4,021
San Diego, California Area Local Goverment Tax & Revenue
  Anticipation Notes . . . . . . . . . . . . . . . . . . . . . . . .      6,000          4.750       10/01/97          6,006
                                                                                                                  ----------

                                                                                                                      10,027
                                                                                                                  ----------

COLORADO - 2.5%
Colorado, State of, State General Fund Tax & Revenue
  Anticipation Notes Series A. . . . . . . . . . . . . . . . . . . .      4,000          4.500       06/26/98          4,021
                                                                                                                  ----------

                                                                                                                       4,021
                                                                                                                  ----------

FLORIDA - 4.7%
Dade County, Florida Industrial Development Authority Revenue
  Series A, weekly demand. . . . . . . . . . . . . . . . . . . . . .        500          3.350(2)    01/01/16            500
Dade County, Florida Industrial Development Authority Revenue
  Series B, weekly demand. . . . . . . . . . . . . . . . . . . . . .        900          3.350(2)    01/01/16            900
Dade County, Florida Industrial Development Authority Revenue
  Series C, weekly demand. . . . . . . . . . . . . . . . . . . . . .        500          3.350(2)    01/01/16            500


                                                                Annual Report  9

SSgA
TAX FREE MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                              August 31, 1997


                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY*       (000)
                                                                     -------------------------------------------------------
Dade County, Florida Industrial Development Authority Revenue
  Series D, weekly demand. . . . . . . . . . . . . . . . . . . . . . $    1,900       3.350%(2)      01/01/16     $    1,900
Manatee County, Florida Pollution Control Revenue, daily demand. . .      1,000       3.700(1)       09/01/24          1,000
Martin County, Florida Pollution Control Revenue, daily demand . . .      2,900       3.700(1)       09/01/24          2,900
                                                                                                                  ----------


                                                                                                                       7,700
                                                                                                                  ----------

GEORGIA - 10.1%
Albany-Dougherty County, Georgia Hospital Authority Revenue,
  weekly demand (a). . . . . . . . . . . . . . . . . . . . . . . . .      4,000       3.400(2)       09/01/26          4,000
De Kalb County, Georgia Housing Authority Multifamily
  Housing Revenue, weekly demand . . . . . . . . . . . . . . . . . .      5,500       3.350(2)       06/15/25          5,500
Georgia Municipal Electric Authority Revenue, weekly demand. . . . .      7,000       3.350(2)       01/01/22          7,000
                                                                                                                  ----------

                                                                                                                      16,500
                                                                                                                  ----------


IDAHO - 4.3%
Idaho Health Facilities Hospital Authority Revenue, weekly demand. .      7,000       3.350(2)       12/01/23          7,000
                                                                                                                  ----------

                                                                                                                       7,000
                                                                                                                  ----------

ILLINOIS - 3.1%
University of Illinois, Health Services Facilities Revenue
  Series B, weekly demand. . . . . . . . . . . . . . . . . . . . . .      5,000       3.300(2)       10/01/26          5,000
                                                                                                                  ----------

                                                                                                                       5,000
                                                                                                                  ----------

KANSAS - 0.6%
Wyandotte County, Kansas Capital Improvement Corporate
  Certificate Participation (pre-refunded 09/01/97)(a)(b). . . . . .      1,000       7.875          09/01/07          1,020
                                                                                                                  ----------

                                                                                                                       1,020
                                                                                                                  ----------

KENTUCKY - 0.3%
Daviess County, Kentucky Solid Waste Disposal Facilities Revenue
  Series B, daily demand . . . . . . . . . . . . . . . . . . . . . .        500       3.750(1)       12/01/23            500
                                                                                                                  ----------

                                                                                                                         500
                                                                                                                  ----------



10  Annual Report

SSgA
TAX FREE MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                              August 31, 1997


                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY*       (000)
                                                                     -------------------------------------------------------
LOUISIANA - 3.9%
Ascension Parish, Louisiana Pollution Control Revenue, daily demand. $      300          3.700%(1)   09/01/23     $      300
Ascension Parish, Louisiana Pollution Control Revenue, weekly demand        700          3.300(2)    12/01/09            700
East Baton Rouge Parish, Lousiana Pollution Control Revenue,
  daily demand . . . . . . . . . . . . . . . . . . . . . . . . . . .      4,300          3.700(1)    03/01/22          4,300
West Feliciana Parish, Louisiana Pollution Control Revenue,
  daily demand . . . . . . . . . . . . . . . . . . . . . . . . . . .        600          3.800(1)    04/01/16            600
West Feliciana Parish, Louisiana Pollution Control Revenue
  Series D, daily demand . . . . . . . . . . . . . . . . . . . . . .        500          3.800(1)    12/01/15            500
                                                                                                                  ----------

                                                                                                                       6,400
                                                                                                                  ----------

MASSACHUSETTS - 0.6%
Massachusetts, State of, Health & Educational Facilities
  Authority Revenue Series G-1, weekly demand (a). . . . . . . . . .      1,000          3.100(2)    01/01/19          1,000
                                                                                                                  ----------

                                                                                                                       1,000
                                                                                                                  ----------

MICHIGAN - 2.5%
Michigan Municipal Board Authority Revenue Notes Series B. . . . . .      4,000          4.500       07/02/98          4,022
                                                                                                                  ----------

                                                                                                                       4,022
                                                                                                                  ----------

MISSOURI - 5.2%
Missouri, State of, Health & Educational Facilities
  Authority Revenue Series A, weekly demand. . . . . . . . . . . . .      2,000          3.350(2)    09/01/10          2,000
Missouri, State of, Health & Educational Facilities
  Authority Revenue Series A, weekly demand. . . . . . . . . . . . .      3,200          3.300(2)    06/01/19          3,200
Missouri, State of, Health & Educational Facilities
  Authority Revenue Series B, weekly demand. . . . . . . . . . . . .      1,000          3.300(2)    06/01/14          1,000
Missouri, State of, Health & Educational Facilities
  Authority Revenue Series C, weekly demand. . . . . . . . . . . . .      1,000          3.300(2)    06/01/19          1,000
Missouri, State of, Health & Educational Facilities
  Authority Revenue Series C, weekly demand. . . . . . . . . . . . .        300          3.300(2)    12/01/19            300
Missouri, State of, Health & Educational Facilities
  Authority Revenue Series D, weekly demand. . . . . . . . . . . . .      1,000          3.300(2)    12/01/19          1,000
                                                                                                                  ----------

                                                                                                                       8,500
                                                                                                                  ----------



                                                               Annual Report  11

SSgA
TAX FREE MONEY MARKET FUND

                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                              August 31, 1997


                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY*       (000)
                                                                     -------------------------------------------------------
NEW MEXICO - 1.0%
Farmington, New Mexico, Municipal School District No. 5
  General Obligation (a) . . . . . . . . . . . . . . . . . . . . . .  $   1,625          6.250%      09/01/97     $    1,625
                                                                                                                  ----------

                                                                                                                       1,625
                                                                                                                  ----------

NEW YORK - 7.3%
New York, New York General Obligation Series A
  (pre-refunded 11/01/97)(b) . . . . . . . . . . . . . . . . . . . .      1,000          8.500       11/01/08          1,023
New York, New York General Obligation Series A-4,
  daily demand . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,700          3.700(1)    08/01/23          2,700
New York, New York General Obligation Series B-2,
  daily demand (a) . . . . . . . . . . . . . . . . . . . . . . . . .        600          3.700(1)    08/15/03            600
New York, New York General Obligation Series B-8,
  weekly demand. . . . . . . . . . . . . . . . . . . . . . . . . . .        500          3.300(2)    08/15/24            500
New York State Environmental Quality General Obligation
  Series 1997A . . . . . . . . . . . . . . . . . . . . . . . . . . .      6,000          3.600       10/10/97          6,000
New York State Power Authority Revenue Series V
  (pre-refunded 01/01/98)(a)(b). . . . . . . . . . . . . . . . . . .      1,000          7.875       01/01/13          1,033
                                                                                                                  ----------

                                                                                                                      11,856
                                                                                                                  ----------

NORTH CAROLINA - 0.5%
Charlotte, North Carolina Airport Revenue Series A, weekly
  demand (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .        800          3.250(2)    07/01/16            800
                                                                                                                  ----------

                                                                                                                         800
                                                                                                                  ----------

OHIO - 7.6%
Clermont County, Ohio Hospital Facilities Revenue Series B,
  weekly demand. . . . . . . . . . . . . . . . . . . . . . . . . . .        980          3.300(2)    09/01/21            980
Franklin County, Ohio Hospital Revenue, weekly demand. . . . . . . .      5,500          3.350(2)    06/01/16          5,500
Lorain County, Ohio Hospital Facilities Revenue Series 1997A . . . .      6,000          3.550       09/05/97          6,000
                                                                                                                  ----------

                                                                                                                      12,480
                                                                                                                  ----------

OKLAHOMA - 3.1%
Muskogee, Oklahoma Industrial Trust Pollution Control Revenue
  Series A, weekly demand. . . . . . . . . . . . . . . . . . . . . .      5,000          3.350(2)    01/01/25          5,000
                                                                                                                  ----------

                                                                                                                       5,000
                                                                                                                  ----------



12  Annual Report

SSgA
TAX FREE MONEY MARKET FUND

                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                              August 31, 1997


                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY*       (000)
                                                                     -------------------------------------------------------
PENNSYLVANIA - 4.3%
Pennsylvania, State of, General Obligation Series A
  (pre-refunded 05/15/98)(b) . . . . . . . . . . . . . . . . . . . . $    1,000          7.300%      05/15/03     $    1,039
Pennsylvania, State of, Higher Educational Facilities Authority
  Revenue Series C, daily demand . . . . . . . . . . . . . . . . . .        400          3.700(1)    11/01/29            400
Pennsylvania, State of, Higher Educational Facilities Authority
  Revenue Series D, daily demand . . . . . . . . . . . . . . . . . .      1,000          3.700(1)    11/01/30          1,000
Philadelphia, Pennsylvania Tax & Revenue Anticipation Notes
  Series A . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      4,000          4.500       06/30/98          4,016
Philadelphia, Pennsylvania Water & Sewer Revenue (a) . . . . . . . .        500          6.800       10/01/97            501
                                                                                                                  ----------

                                                                                                                       6,956
                                                                                                                  ----------

RHODE ISLAND - 0.6%
Rhode Island, State of, General Obligation Series A
  (pre-refunded 12/15/97)(b) . . . . . . . . . . . . . . . . . . . .      1,000          7.100       12/15/01          1,029
                                                                                                                  ----------

                                                                                                                       1,029
                                                                                                                  ----------

SOUTH CAROLINA - 2.8%
Piedmont, South Carolina Municipal Power Agency Revenue
  Series D, weekly demand (a). . . . . . . . . . . . . . . . . . . .      4,600          3.300(2)    01/01/25          4,600
                                                                                                                  ----------

                                                                                                                       4,600
                                                                                                                  ----------

TENNESSEE - 5.2%
Knox County, Tennessee Health Education & Housing
  Facilities Board Revenue Series B, weekly demand . . . . . . . . .      2,900          3.300(2)    09/01/14          2,900
Memphis, Tennessee General Obligation Series B, weekly demand. . . .      5,600          3.450(2)    08/01/02          5,600
                                                                                                                  ----------

                                                                                                                       8,500
                                                                                                                  ----------

TEXAS - 15.5%
Brazos River Authority, Texas Pollution Control Revenue Series B,
  daily demand (a) . . . . . . . . . . . . . . . . . . . . . . . . .      1,400          3.750(1)    02/01/32          1,400
Harris County, Texas Health Facilities Development Corp.
  Hospital Revenue Series A (pre-refunded 09/15/97)(b) . . . . . . .        800          3.700       02/15/21            800



                                                               Annual Report  13

SSgA
TAX FREE MONEY MARKET FUND


                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                              August 31, 1997


                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY*       (000)
                                                                     -------------------------------------------------------
Harris County, Texas Industrial Development Corp. Pollution
  Control Revenue, daily demand. . . . . . . . . . . . . . . . . . . $      700          3.700%(1)   03/01/24     $      700
Harris County, Texas Industrial Development Corp. Pollution
  Control Revenue, daily demand. . . . . . . . . . . . . . . . . . .        800          3.700(1)    03/01/24            800
Harris County, Texas Industrial Development Corp. Pollution
  Control Revenue, daily demand. . . . . . . . . . . . . . . . . . .        400          3.650(1)    04/01/27            400
Houston, Texas Water Conveyance Systems Contract
  Certificates Participation Series I (a). . . . . . . . . . . . . .      1,000          7.250       12/15/97          1,010
Houston, Texas Tax & Revenue Anticipation Notes. . . . . . . . . . .      6,000          4.500       06/30/98          6,031
Houston, Texas Water Systems Revenue (pre-refunded 12/01/97)(b). . .      2,500          7.400       12/01/17          2,573
Lower Neches Valley, Texas Authority Revenue, semiannual demand. . .      1,000          3.650(3)    02/15/17          1,000
Matagorda County, Texas Navigation District No. 1 Revenue,
  daily demand (a) . . . . . . . . . . . . . . . . . . . . . . . . .        200          3.750(1)    10/01/28            200
Matagorda County, Texas Navigation District No. 1 Revenue,
  daily demand (a) . . . . . . . . . . . . . . . . . . . . . . . . .      4,000          3.750(1)    11/01/28          4,000
Panhandle Plains, Texas Higher Education Authority Revenue
  Series A, weekly demand. . . . . . . . . . . . . . . . . . . . . .      1,500          3.350(2)    06/01/21          1,500
San Antonio, Texas Electric & Gas Systems Commercial Paper
  Series A . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,000          3.550       09/11/97          5,000
                                                                                                                  ----------

                                                                                                                      25,414
                                                                                                                  ----------

VIRGINIA - 0.5%
Alexandria, Virginia Industrial Development Authority Revenue,
  daily demand . . . . . . . . . . . . . . . . . . . . . . . . . . .        900          3.800(1)    12/01/16            900
                                                                                                                  ----------

                                                                                                                         900
                                                                                                                  ----------

WASHINGTON - 0.6%
King County, Washington General Obligation Series A. . . . . . . . .      1,000          9.000       12/01/97          1,013
                                                                                                                  ----------

                                                                                                                       1,013
                                                                                                                  ----------

WEST VIRGINIA - 0.6%
Marshall County, West Virginia Pollution Control Revenue,
  daily demand . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,000          3.700(1)    12/01/20          1,000
                                                                                                                  ----------

                                                                                                                       1,000
                                                                                                                  ----------



14  Annual Report

SSgA
TAX FREE MONEY MARKET FUND

                                                                                           STATEMENT OF NET ASSETS, CONTINUED
                                                                                                              August 31, 1997


                                                                       PRINCIPAL                       DATE
                                                                        AMOUNT                          OF           VALUE
                                                                         (000)           RATE        MATURITY*       (000)
                                                                     -------------------------------------------------------
WYOMING - 1.5%
Converse County, Wyoming Pollution Control Revenue,
  daily demand (a) . . . . . . . . . . . . . . . . . . . . . . . . . $    1,600       3.700%(1)      11/01/24     $    1,600
Lincoln County, Wyoming Pollution Control Revenue Series B,
  daily demand . . . . . . . . . . . . . . . . . . . . . . . . . . .        900       3.800(1)       07/01/17            900
                                                                                                                  ----------

                                                                                                                       2,500
                                                                                                                  ----------

TOTAL INVESTMENTS (amortized cost $162,752)(c) - 99.5% . . . . . . .                                                 162,752

OTHER ASSETS AND LIABILITIES, NET - 0.5% . . . . . . . . . . . . . .                                                     750

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . . . .                                              $  163,502
                                                                                                                  ----------
                                                                                                                  ----------


(a) Bond is insured by AMBAC, FGIC, or MBIA.
(b) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(c) The identified cost for federal income tax purposes is the same as shown above.

 * All securities with a maturity greater than 13 months have a demand feature, or an optional or mandatory put, resulting in an effective maturity of 13 months or less. Additionally, all daily and weekly demand securities are backed by direct payment letters of credit.

    Variable Rate:
    (1) Daily
    (2) Weekly
    (3) Semiannual


The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  15

SSgA
TAX FREE MONEY MARKET FUND

                                              STATEMENT OF NET ASSETS, CONTINUED
                                                                 August 31, 1997


QUALITY RATINGS AS A % OF MARKET VALUE (Unaudited)

VMIG1, SP-1 or equivalent ++                100%


ECONOMIC SECTOR EMPHASIS AS A % OF MARKET VALUE (Unaudited)

Healthcare Revenue                           25%
General Obligation                           21
Pollution Control Revenue                    13
Electricity & Power Revenue                   9
Pre-refunded                                  7
Education Revenue                             6
Utility Revenue                               6
Airport Revenue                               4
Industrial Revenue                            3
Housing Revenue                               3
Commercial Paper                              2
Stadium Revenue                               1
                                       --------
                                            100%
                                       --------
                                       --------


   ++ VMIG1:  The highest short-term municipal note credit rating given by
              Moody's Investors Services to notes with a demand feature which are of the "best quality."


       SP-1: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal & interest."




The accompanying notes are an integral part of the financial statements.


16  Annual Report

SSgA
TAX FREE MONEY MARKET FUND



                                                                                          STATEMENT OF ASSETS AND LIABILITIES
                                                                                                              August 31, 1997


                                                                                                               Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . .      $      162,752
Cash     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 227
Receivables:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 863
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 220
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  23
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             164,085


LIABILITIES
Payables (Note 4):
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          411
  Accrued fees to affiliates and trustees. . . . . . . . . . . . . . . . . . . . . .                 132
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  40
                                                                                          --------------
    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                     583
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      163,502
                                                                                                              --------------
                                                                                                              --------------


NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          (36)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 164
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             163,374
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      163,502
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($163,502,383 divided by 163,543,215 shares of $.001
  par value shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . .      $         1.00
                                                                                                              --------------
                                                                                                              --------------



The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  17

SSgA
TAX FREE MONEY MARKET FUND


                                                                                                         STATEMENT OPERATIONS
                                                                                    For the Fiscal Year Ended August 31, 1997


                                                                                                               Amounts in
                                                                                                               thousands

INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        4,236

EXPENSES (Notes 2 and 4):
  Advisory fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          298
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  35
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  31
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 166
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  11
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  58
  Shareholder servicing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  46
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   4
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                  10
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  27
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 688
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,548
                                                                                                              --------------

REALIZED GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (19)
                                                                                                              --------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . .      $        3,529
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

18  Annual Report

SSgA
TAX FREE MONEY MARKET FUND

                                                                                          STATEMENTS OF CHANGES IN NET ASSETS
                                                                                        For the Fiscal Years Ended August 31,


                                                                                                Amounts in thousands

                                                                                             1997                 1996
                                                                                          --------------      --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        3,548      $        1,483
  Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . .                 (19)                (13)
                                                                                          --------------      --------------

     Net increase in net assets resulting from operations. . . . . . . . . . . . . .               3,529               1,470
                                                                                          --------------      --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (3,548)             (1,488)
                                                                                          --------------      --------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . .             118,460               2,472
                                                                                          --------------      --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .             118,441               2,454

NET ASSETS
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              45,061              42,607
                                                                                          --------------      --------------

  End of year  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      163,502      $       45,061
                                                                                          --------------      --------------
                                                                                          --------------      --------------
FUND SHARE TRANSACTIONS
  (ON A CONSTANT DOLLAR BASIS):
Proceeds from shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             607,205             231,934
Proceeds from reinvestment of distributions. . . . . . . . . . . . . . . . . . . . .               1,735                 574
Payments for shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (490,480)           (230,036)
                                                                                          --------------      --------------

Total net increase (decrease). . . . . . . . . . . . . . . . . . . . . . . . . . . .             118,460               2,472
                                                                                          --------------      --------------
                                                                                          --------------      --------------



The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  19

SSgA
TAX FREE MONEY MARKET FUND

                                                                                                         FINANCIAL HIGHLIGHTS
                                    The following table includes selected data for a share outstanding throughout each fiscal year or period and other performance information derived from the financial statements.


                                                                                         1997           1996           1995*
                                                                                     ----------    ----------     ----------
NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . . . . . . . . . . . . . .      $   1.0000     $   1.0000     $   1.0000
                                                                                    ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . .           .0295          .0302          .0251

LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . .          (.0295)        (.0302)        (.0251)
                                                                                    ----------     ----------     ----------


NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . . . . . . . . . . . . . .      $   1.0000     $   1.0000     $   1.0000
                                                                                    ----------     ----------     ----------
                                                                                    ----------     ----------     ----------
TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2.99           3.07           2.54

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of year ($000 omitted)  . . . . . . . . . . . . . . . . . .         163,502         45,061         42,607

Ratios to average net assets (%)(b):
   Operating expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . .             .58            .57            .59
   Operating expenses, gross . . . . . . . . . . . . . . . . . . . . . . . . .             .58            .57            .60
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . .            2.98           3.01           3.40

   Per share amount of expense reductions ($ omitted). . . . . . . . . . . . .              --             --          .0001



 * For the period December 1, 1994 (commencement of operations) to August 31, 1995.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1995 are annualized.


20  Annual Report

SSgA
TAX FREE MONEY MARKET FUND


                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1997


1.  ORGANIZATION

    The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of August 31, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on one portfolio, the SSgA Tax Free Money Market Fund (the "Fund"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional Class A shares of beneficial interest at a $.001 par value. The Investment Company has available Class B and Class C shares of the Fund as of September 22, 1994; however, shares have not been offered on these classes as of the date of these financial statements.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    SECURITY VALUATION: The Fund's portfolio investments are valued on the basis of amortized cost, a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Fund utilizes the amortized cost valuation method in accordance with Rule 2a-7 of the 1940 Act.

    SECURITIES TRANSACTIONS: Securities transactions are recorded daily on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

    INVESTMENT INCOME: Interest income is recorded daily on the accrual basis.

    FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, each sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

    It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income tax and no federal income tax provision was required. At August 31, 1997, the Fund had a net tax basis capital loss carryovers of $5,580 and $10,856, which may be applied against any realized net taxable gains in each succeeding year or until its expiration dates of


21  Annual Report

SSgA
TAX FREE MONEY MARKET FUND


                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997

    August 31, 2004 and August 31, 2005, respectively, whichever occurs first. As permitted by tax regulations, the Fund intends to defer a net realized capital loss of $19,504, incurred from November 1, 1996 to August 31, 1997 and treat it as arising in fiscal year 1998.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records dividends on net investment income daily and pays them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

    EXPENSES: Most expenses can be directly attributed to the Fund. Expenses which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

    DEFERRED ORGANIZATION EXPENSES: The Fund has incurred expenses in connection with its organization and initial registration. These costs have been deferred and are being amortized over 60 months on a straight-line basis.

3.  SECURITIES TRANSACTIONS

    INVESTMENT TRANSACTIONS: For the year ended August 31, 1997, purchases, sales and maturities of tax-exempt obligations were $871,785,252, $581,876,363, and $170,530,000, respectively.

4.  RELATED PARTIES

    ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. For these services, the Fund pays a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of its average daily net assets. The Investment Company also has contracts with the Adviser to provide custody, shareholder servicing and transfer agent services to the Fund. These amounts are presented in the accompanying Statement of Operations.

    ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar items. The Investment Company pays the Administrator the following fees for services supplied by the Administrator pursuant to the Administration Agreement: (i) an annual fee, payable monthly on a pro rata basis, based on the following percentages of the average daily net assets of all domestic funds: $0 up to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; over $1 billion - .03%; (ii) less an amount equal to the sum of certain distribution-related expenses incurred by the Investment


                                                               Annual Report  22

SSgA
TAX FREE MONEY MARKET FUND


                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997

    Company's Distributor on behalf of the Fund (up to a maximum of 10% of the asset-based fee determined in (i)); (iii) out-of-pocket expenses; and (iv) start-up costs for new funds.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of the Administrator to promote and offer shares of the Investment Company. The Distributor may have entered into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

    The Investment Company has also adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses incurred by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

    The Fund has entered into service agreements with the Adviser, State Street Brokerage Services, Inc. ("SSBSI"), a wholly-owned subsidiary of the Adviser, the Adviser's Retirement Investment Services Division ("RIS"), and the Adviser's Metropolitan Division of Commercial Banking ("Commercial Banking")(collectively the "Agents"), as well as other non-related party service providers. For these services, the Fund pays .025%, .175%, .175%, and .050% to the Adviser, SSBSI, RIS, and Commercial Banking, respectively, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the year ended August 31, 1997, the Fund incurred expenses of $30,204 and $15,499, or a total of $45,703, from the Adviser and Commercial Banking, respectively. The Fund did not incur any expenses from SSBSI or RIS during this period.

    The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets on an annual basis. Any payments that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 1997.


                                                               Annual Report  23

SSgA
TAX FREE MONEY MARKET FUND


                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997

    BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all of the Funds based upon their relative net assets.

    ACCRUED FEES PAYABLE TO AFFILIATES AND TRUSTEES AS OF AUGUST 31, 1997 WERE AS FOLLOWS:

         Advisory fees                      $    72,213
         Administration fees                      4,206
         Custodian fees                           5,640
         Distribution fees                       44,103
         Shareholder servicing fees               5,244
         Transfer agent fees                        635
                                            -----------
                                            $   132,041
                                            -----------
                                            -----------


    BENEFICIAL INTEREST: As of August 31, 1997, three shareholders (two were also affiliates of the Investment Company) were record owners of approximately 57%, 19% and 14%, respectively, of the total outstanding shares of the Fund.


24  Annual Report

SSgA
TAX FREE MONEY MARKET FUND


                                                                 TAX INFORMATION
                                                     August 31, 1997 (Unaudited)


Of the dividends paid by the Tax Free Money Market Fund from net investment income for the taxable year ended August 31, 1997, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and for purposes of the federal alternative minimum tax.

Please consult a tax advisor for any questions about federal or state income tax laws.


                                                               Annual Report  25

SSgA TAX FREE MONEY MARKET FUND
Two International Place, 35th Floor
Boston, Massachusetts  02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
    Lynn L. Anderson, Chairman
    William L. Marshall
    Steven J. Mastrovich
    Patrick J. Riley
    Richard D. Shirk
    Bruce D. Taber
    Henry W. Todd

OFFICERS
    Lynn L. Anderson, President
    George W. Weber, Senior Vice President and Treasurer
    J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
    State Street Bank and Trust Company
    1776 Heritage Drive
    North Quincy, Massachusetts  02171
    (800) 647-7327

DISTRIBUTOR
    Russell Fund Distributors, Inc.
    Two International Place, 35th Floor
    Boston, Massachusetts 02110
    (800) 997-7327

ADMINISTRATOR
    Frank Russell Investment Management Company
    909 A Street
    Tacoma, Washington  98402

LEGAL COUNSEL
    Goodwin, Procter & Hoar LLP
    Exchange Place
    Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
    Coopers & Lybrand L.L.P.
    One Post Office Square
    Boston, Massachusetts  02109


26  Annual Report

                          SSgA-SM- LIFE SOLUTIONS-SM- FUNDS


                                INCOME AND GROWTH FUND
                                    BALANCED FUND
                                     GROWTH FUND

                                    Annual Report
                                   August 31, 1997

                                  Table of Contents

                                                                           Page

Chairman's Letter. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   4

Portfolio Management Discussion. . . . . . . . . . . . . . . . . . . . . .   6

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . .  10

INCOME AND GROWTH Fund Financial Statements. . . . . . . . . . . . . . . .  12

   Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . .  16

BALANCED FUND Financial Statements . . . . . . . . . . . . . . . . . . . .  18

   Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . .  22

GROWTH FUND Financial Statements . . . . . . . . . . . . . . . . . . . . .  24

   Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . .  28

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .  29

Fund Management and Service Providers. . . . . . . . . . . . . . . . . . .  34



"SSgA-SM- LIFE SOLUTIONS-SM-" IS A SERVICE MARK OF STATE STREET CORPORATION AND IS LICENSED FOR USE BY THE SSgA FUNDS.

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUND AND IT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. THIS INFORMATION IS FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A SSgA FUNDS PROSPECTUS CONTAINING MORE COMPLETE INFORMATION CONCERNING THE INVESTMENT OBJECTIVE AND OPERATIONS OF THE FUND, CHARGES AND EXPENSES. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE AN INVESTMENT IS MADE.

PERFORMANCE IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INTERNATIONAL MARKETS ENTAIL DIFFERENT RISKS THAN THOSE TYPICALLY ASSOCIATED WITH DOMESTIC MARKETS, INCLUDING CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY, ACCOUNTING CHANGES AND FOREIGN TAXATION. SECURITIES MAY BE LESS LIQUID AND MORE VOLATILE. PLEASE SEE THE PROSPECTUS FOR FURTHER DETAILS. RUSSELL FUND DISTRIBUTORS, INC., IS THE DISTRIBUTOR OF THE SSgA FUNDS.

SSgA LIFE SOLUTIONS FUNDS

LETTER FROM THE CHAIRMAN OF STATE STREET GLOBAL ADVISORS



DEAR SHAREHOLDERS,

I am pleased to provide you with the SSgA Funds annual report for the fiscal year ended August 31, 1997. Over the past year, the Funds have grown to include seventeen portfolios covering a broad range of investment strategies from the far corners of the emerging markets countries to the domestic stock and bond markets. This report contains summaries on the market environment, performance and financial statements for the three new Life Solutions Funds; Income and Growth Fund, Balanced Fund and Growth Fund. I hope you find this information a useful tool as you review your overall investment strategy.

The SSgA Funds opened these three asset allocation funds on July 1, 1997. Each Life Solutions Fund seeks to achieve its investment objective by diversifying its assets in shares of certain Funds of the Investment Company, referred to as Underlying Funds.

The Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.

The Life Solutions Balanced Fund seeks a balance of growth of capital and income.

The Life Solutions Growth Fund seeks long-term growth of capital.

During the past fiscal year, the SSgA Funds were proud to announce that the SSgA Matrix Fund and the SSgA Small Cap Fund achieved five year track records. We are proud of our long-term record and look forward to having additional funds complete their five year anniversary.

SSGA is strategically growing by continuing to build an organization that delivers comprehensive services striving to meet your investment requirements. In an effort to compete in this ever-changing complex world, we focus on our expertise, our knowledge and our commitment to better serve your investment needs.

As Chairman and Chief Executive Officer of State Street Global Advisors, which serves as the investment adviser to the SSgA Funds, I would like to thank you for choosing the SSgA Funds.

Sincerely,

/s/ Nicholas A. Lopardo

Nicholas A. Lopardo
Chairman and Chief Executive Officer



4  Annual Report

SSgA LIFE SOLUTIONS FUNDS

MANAGEMENT OF THE FUNDS








                                 Nicholas A. Lopardo
                         Chairman and Chief Executive Officer


A TEAM APPROACH TO INVESTMENT MANAGEMENT

Our investment strategies are the product of the combined experience of our professional staff. Portfolio managers work together to develop and enhance the techniques that drive our investment processes. The result is that the portfolios we manage benefit from the knowledge of the entire team.

Mr. Gus Fleites, Principal, has been the portfolio manager primarily responsible for investment decisions regarding the SSgA Life Solutions Funds since their inception in July 1997. Mr. Fleites joined State Street in 1987 and is presently head of the Boston Asset Allocation group with responsibilities for portfolio management, research and product development. He is a graduate of the Wharton School of the University of Pennsylvania with a concentration in finance and multinational management and received his MBA in Finance from Babson College. There are two other portfolio managers working with Mr. Fleites.



                                                                Annual Report  5

SSgA LIFE SOLUTIONS FUNDS

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


STRATEGY:   Each Life Solutions Fund allocates its assets by investing in shares of a combination of the Underlying Funds. By investing in the Underlying Funds, the Life Solutions Funds seek to maintain different allocations between classes of equity, international equity, fixed income and short-term assets funds (including money market funds) depending on the Life Solutions Fund's investment objective and risk profile. Allocating investments this way permits each Life Solutions Fund to attempt to optimize performance consistent with its investment objective.

OBJECTIVE: LIFE SOLUTIONS INCOME and GROWTH FUND seeks income and, secondarily, long-term growth of capital.


                                    [GRAPH]

DATES       LIFE SOLUTIONS INCOME & GROWTH FUND        COMPOSITE MARKET INDEX **
Inception*                              $10,000                          $10,000
    1997                                $10,165                          $10,204


SSGA
  LIFE SOLUTIONS INCOME & GROWTH FUND

Period Ended       Growth of       Total
08/31/97           $10,000         Return
------------       ---------       ------
Inception          $10,165         1.65%+

COMPOSITE MARKET INDEX **

Period Ended       Growth of       Total
08/31/97           $10,000         Return
------------       ---------       ------
Inception          $10,204         2.04%+


**  35% RUSSELL 3000 INDEX
     5% MSCI EAFE INDEX
    60% LEHMAN BROTHERS AGGREGATE BOND INDEX

SEE RELATED NOTES FOR INDEX DEFINITIONS.


PERFORMANCE REVIEW

The SSgA Series Life Solutions Funds, launched on July 1, 1997, is a family of balanced funds targeted to meet the investment objectives of investors with varying degrees of risk tolerance. The family consists of, in ascending order of aggressiveness, the Income and Growth Fund, the Balanced Growth Fund, and the Growth Fund. The Funds have as an objective to outperform a composite benchmark, reflecting the performance of broadly based indices of US and international equities and US fixed income securities.

For the fiscal year ended August 31, 1997, the Life Solutions Funds had the following closing NAVs: Income and Growth Fund $12.93, Balanced Growth Fund $13.98, and Growth Fund $14.79. Since inception on July 1, 1997 through August 31, 1997 the three Funds returned 1.65%, 1.82%, and 2.07%, respectively.

The composite benchmarks over the same period for the three Funds returned 2.04%, 1.89%, and 1.73%, respectively.


6  Annual Report

SSgA LIFE SOLUTIONS FUNDS

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:   LIFE SOLUTIONS BALANCED FUND seeks a balance of growth of capital and income.


                                    [GRAPH]

DATES             LIFE SOLUTIONS BALANCED FUND         COMPOSITE MARKET INDEX **
Inception*                             $10,000                           $10,000
    1997                               $10,182                           $10,189


SSGA
  LIFE SOLUTIONS BALANCED FUND

Period Ended       Growth of       Total
08/31/97           $10,000         Return
------------       ---------       ------
Inception          $10,182         1.82%+

COMPOSITE MARKET INDEX **

Period Ended       Growth of       Total
08/31/97           $10,000         Return
------------       ---------       ------
Inception          $10,189         1.89%+

**  50% RUSSELL 3000 INDEX
    10% MSCI EAFE INDEX
    40% LEHMAN BROTHERS AGGREGATE BOND INDEX

SEE RELATED NOTES FOR INDEX DEFINITIONS.


PERFORMANCE REVIEW, CONTINUED

The US equity component of the benchmark is the Russell 3000 Index; an unmanaged index of US equities representing approximately 98% of traded equity securities in the US. The international component is made up of the Morgan Stanley/Capital International Europe, Australia, Far East ("MSCI EAFE") Index, an unmanaged index reflecting the performance of international markets around the globe. The fixed income component of the benchmark is the Lehman Brothers Aggregate Bond Index, an unmanaged index capturing the performance of the broad US bond markets, including government, investment grade corporate, and mortgage securities.

Since inception of the Funds, equity and fixed income markets have experienced significant volatility. In July, US stocks and bonds experienced strong gains with renewed confidence that strong, sustainable economic growth would continue to fuel corporate earnings growth without exerting pressure on inflation and interest rates. US stocks and bonds, as proxied by the Russell 3000 and Lehman Brothers Aggregate Bond Market indices, appreciated by 7.84% and


                                                                Annual Report  7

SSgA LIFE SOLUTIONS FUNDS

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


OBJECTIVE:  LIFE SOLUTIONS GROWTH FUND seeks long-term growth of capital.


                                    [GRAPH]

DATES               LIFE SOLUTIONS GROWTH FUND         COMPOSITE MARKET INDEX **
Inception*                             $10,000                           $10,000
    1997                               $10,207                           $10,173


SSGA
  LIFE SOLUTIONS GROWTH FUND

Period Ended       Growth of       Total
08/31/97           $10,000         Return
------------       ---------       ------
Inception          $10,207         2.07%+


COMPOSITE MARKET INDEX **

Period Ended       Growth of       Total
08/31/97           $10,000         Return
------------       ---------       ------
Inception          $10,173         1.73%+


**  65% RUSSELL 3000 INDEX
    15% MSCI EAFE INDEX
    20% LEHMAN BROTHERS AGGREGATE BOND INDEX

SEE RELATED NOTES FOR INDEX DEFINITIONS.


PERFORMANCE REVIEW, CONTINUED

2.70% respectively. International markets posted positive performance, but lagged their US counterparts with the MSCI EAFE Index returning 1.62%.

In August, US inflationary fears were revived with long term interest rates rising to a high of 6.67% from 6.30% at the end of July. Both bond and equity markets reacted strongly with bonds depreciating 0.85% and US stocks falling 4.06%. International markets followed the US lead but losses were compounded with the strong selloff of Southeast Asian equities as exchange rates in the region came under significant pressure. The MSCI EAFE Index fell 7.47% for the month.

For the two months, US equities appreciated by 3.46%, international equities were off 5.97%, and US bonds returned 1.83%.

While the three Life Solutions Funds were close to neutral equity weights over the last two months relative to their composite benchmarks, relative performance suffered as a result of a strong preference for international equities relative


8  Annual Report

SSgA LIFE SOLUTIONS FUNDS

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS


PERFORMANCE REVIEW, CONTINUED

to US stocks. Within US equities, the Funds benefited from strong stock selection in the Underlying Funds. Relative to their composite benchmarks, the Funds were underweigh to bonds preferring allocations to cash to protect against the impact of renewed inflationary fears on interest rates and to provide liquidity to the Funds as necessary.

PORTFOLIO HIGHLIGHTS

Looking forward, allocations to domestic equities have been reduced from levels in July and August, primarily to reflect increasing concerns over rich market valuations in the US in a period of declining earnings growth expectations and greater volatility in interest rates. The Funds continue to have significant allocations to international equities as market valuations, continued strength in earnings prospects, and an attractive interest rate environment all point to strong prospects going forward. As a result of the increasing yield spread between longer term bonds and cash, cash allocations have been reduced somewhat in favor of intermediate and longer-term Underlying Bond Funds.


PORTFOLIO ALLOCATION BY ASSET CLASS
  AS OF 08/31/97

                            INCOME &
                             GROWTH        BALANCED        GROWTH
                              FUND           FUND           FUND
                            --------       --------       --------
Equities:
Domestic                      31.9%          47.2%          62.4%
International                  9.0           14.0           18.3
                            --------       --------       --------
                              40.9           61.2           80.7
Bonds                         49.6           32.3           11.9
Cash                           9.5            6.5            7.4
                            --------       --------       --------
                             100.0%         100.0%         100.0%
                            --------       --------       --------
                            --------       --------       --------


                              -------------------------

NOTES: THE FOLLOWING NOTES RELATE TO THE GROWTH OF $10,000 GRAPHS AND TABLES ON PRECEDING PAGES.

   * The Life Solutions Funds commenced operations on July 1, 1997. Index comparisons also began on July 1, 1997.
   + Total return reflects performance for the period July 1, 1997 to August 31, 1997.

INDEX DEFINITIONS:

The Russell 3000 Index is comprised of the 3,000 largest US companies based on total market capitalization, representing approximately 98% of the investable US equity market.

The Morgan Stanley Capital International Europe, Australia, Far East Index is an index composed of an arithmetic, market value-weighted average of the performance of over 1,100 securities listed on the stock exchanges of the countries of Europe, Australia, and the Far East. The Index is calculated on a total-return basis, which includes reinvestment of net dividends after deduction of withholding taxes.

The Lehman Brothers Aggregate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total returns comprises price appreciation/depreciation and income as a percentage of the original investment.


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                Annual Report  9

REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Trustees of the SSgA Funds:

We have audited the accompanying statements of net assets of SSgA Funds Life Solutions Income and Growth Fund, Balanced Fund and Growth Fund (the "Funds"), as of August 31, 1997, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period July 1, 1997 (commencement of operations) to August 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of August 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period July 1, 1997 (commencement of operations) to August 31, 1997 in conformity with generally accepted accounting principles.


Boston, Massachusetts                  /s/ COOPERS & LYBRAND L.L.P.
October 7, 1997


10  Annual Report

SSGA LIFE SOLUTIONS
INCOME AND GROWTH FUND

                                                                                                     STATEMENT OF NET ASSETS
                                                                                                             August 31, 1997

                                                                                                       NUMBER       MARKET
                                                                                                         OF         VALUE
                                                                                                       SHARES       (000)
                                                                                                    ----------    ----------
INVESTMENTS - 100.2%
DOMESTIC EQUITIES
SSgA S&P 500 Index Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     43,300     $      821
SSgA Matrix Equity Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    157,753          2,904
SSgA Small Cap Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     33,395            739
                                                                                                                  ----------

                                                                                                                       4,464
                                                                                                                  ----------

INTERNATIONAL EQUITIES
SSgA Active International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     93,140          1,011
SSgA Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     20,219            249
                                                                                                                  ----------

                                                                                                                       1,260
                                                                                                                  ----------

BONDS
SSgA Bond Market Fund (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    490,226          4,888
SSgA Intermediate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    210,785          2,057
                                                                                                                  ----------

                                                                                                                       6,945
                                                                                                                  ----------

SHORT-TERM ASETS
SSgA Yield Plus Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    133,701          1,338
                                                                                                                  ----------

                                                                                                                       1,338
                                                                                                                  ----------

TOTAL INVESTMENTS (identified cost $13,784)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          14,007
                                                                                                                  ----------
OTHER ASSETS AND LIABILITIES (Note 4) - (0.2%)
Other Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6
Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (34)
                                                                                                                  ----------

TOTAL OTHER ASSETS AND LIABILITIES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (28)
                                                                                                                  ----------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   13,979
                                                                                                                  ----------
                                                                                                                  ----------

12  Annual Report

SSGA LIFE SOLUTIONS
INCOME AND GROWTH FUND

                                                                                          STATEMENT OF NET ASSETS, CONTINUED
                                                                                                             August 31, 1997

                                                                                                                     MARKET
                                                                                                                     VALUE
                                                                                                                     (000)
                                                                                                                  ----------
NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        4
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . . . .             223
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          13,751
                                                                                                                  ----------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   13,979
                                                                                                                  ----------
                                                                                                                  ----------
NET ASSET VALUE, offering and redemption price per share
  ($13,978,644 divided by 1,081,153 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    12.93
                                                                                                                  ----------
                                                                                                                  ----------


(a)  See Note 2 for federal tax information


The accompanying notes are an integral part of the financial statements.

                                                              Annual Report  13


SSgA LIFE SOLUTIONS
INCOME AND GROWTH FUND

                                                                                                     STATEMENT OF OPERATIONS
                                                                                                 For the Period July 1, 1997
                                                                             (Commencement of Operations) to August 31, 1997

                                                                                                                  Amounts
                                                                                                                in thousands
INVESTMENT INCOME:
  Income distributions from Underlying Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           11

EXPENSES (Notes 2 and 4):
  Fund accounting fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $            3
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Professional Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   8
  Registration Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   9
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  24
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                (17)
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   7
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   4
                                                                                                              --------------

REALIZED AND UNREALIZED. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .                 223
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $          227
                                                                                                              --------------
                                                                                                              --------------


The accompanying notes are an integral part of the financial statements.

14  Annual Report

SSgA LIFE SOLUTIONS
INCOME AND GROWTH FUND


                                                                                          STATEMENT OF CHANGES IN NET ASSETS
                                                                                                 For the Period July 1, 1997
                                                                             (Commencement of Operations) to August 31, 1997

                                                                                                                   Amounts
                                                                                                                in thousands
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $            4
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . . . . . . . . . . . .                 223
                                                                                                              --------------

    Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . .                 227
                                                                                                              --------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . . . . . . . . . . . .              13,752
                                                                                                              --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              13,979

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --
                                                                                                              --------------
  End of period (including undistributed net investment income of $4). . . . . . . . . . . . . . . . . .      $       13,979
                                                                                                              --------------
                                                                                                              --------------


FUND SHARE TRANSACTIONS
                                                                                              SHARES              DOLLARS
                                                                                          --------------      --------------
Proceeds from shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,104      $       14,055
Payments for shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (23)               (303)
                                                                                          --------------      --------------

Total net increase (decrease). . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,081      $       13,752
                                                                                          --------------      --------------
                                                                                          --------------      --------------


The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  15

SSgA LIFE SOLUTIONS
INCOME AND GROWTH FUND

                                                                                                        FINANCIAL HIGHLIGHTS
                                          The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.


                                                                                                                     1997*
                                                                                                                  ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    12.68
                                                                                                                  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . .             .25
                                                                                                                  ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    12.93
                                                                                                                  ----------
                                                                                                                  ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1.97

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          13,979

  Ratios to average net assets (%)(b):
    Operating expenses, net (c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             .35
    Operating expenses, gross (c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1.14
    Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             .16

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          106.68
  Per share amount of expense reductions ($ omitted)(c). . . . . . . . . . . . . . . . . . . . . . . . . . .           .0161


 *  For the period July 1, 1997 (commencement of operations) to
    August 31, 1997.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1997 are annualized.
(c) See Note 4 for current period amounts.




16  Annual Report

SSGA LIFE SOLUTIONS
BALANCED FUND

                                                                                                    STATEMENT OF NET ASSETS
                                                                                                            August 31, 1997

                                                                                                       NUMBER       MARKET
                                                                                                         OF         VALUE
                                                                                                       SHARES       (000)
                                                                                                    ------------  ----------
INVESTMENTS - 106.6%
DOMESTIC EQUITIES
SSgA S&P 500 Index Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    213,518     $    4,048
SSgA Matrix Equity Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    860,836         15,848
SSgA Small Cap Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    168,921          3,735
                                                                                                                  ----------
                                                                                                                      23,631
                                                                                                                  ----------

INTERNATIONAL EQUITIES
SSgA Active International Fund (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    514,678          5,584
SSgA Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    113,382          1,398
                                                                                                                  ----------

                                                                                                                       6,982
                                                                                                                  ----------

BONDS
SSgA Bond Market Fund (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1,219,781         12,161
SSgA Intermediate Fund (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    413,561          4,037
                                                                                                                  ----------

                                                                                                                      16,198
                                                                                                                  ----------

SHORT-TERM ASSETS
SSgA Yield Plus Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    327,083          3,274
                                                                                                                  ----------

                                                                                                                       3,274
                                                                                                                  ----------

TOTAL INVESTMENTS (identified cost $49,093)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          50,085
                                                                                                                  ----------
OTHER ASSETS AND LIABILITIES (Note 4) - (6.6%)
Other assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              16
Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (3,098)
                                                                                                                  ----------

TOTAL OTHER ASSETS AND LIABILITIES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (3,082)
                                                                                                                  ----------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   47,003
                                                                                                                  ----------
                                                                                                                  ----------

18  Annual Report

SSGA LIFE SOLUTIONS
BALANCED FUND

                                                                                                     STATEMENT OF NET ASSETS
                                                                                                             August 31, 1997

                                                                                                                    MARKET
                                                                                                                    VALUE
                                                                                                                    (000)
                                                                                                                  ----------
NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        6
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . . . .             992
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          46,002
                                                                                                                  ----------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   47,003
                                                                                                                  ----------
                                                                                                                  ----------
NET ASSET VALUE, offering and redemption price per share
  ($47,002,758 divided by 3,362,357 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    13.98
                                                                                                                  ----------
                                                                                                                  ----------

(a)  See Note 2 for federal income tax information.


The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  19

SSgA LIFE SOLUTIONS
BALANCED FUND

                                                                                                     STATEMENT OF OPERATIONS
                                                                                                 For the Period July 1, 1997
                                                                             (Commencement of Operations) to August 31, 1997

                                                                                                                  Amount
                                                                                                               in thousands
INVESTMENT INCOME:
  Income distributions from Underlying Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           35

EXPENSES (Notes 2 and 4):
  Fund accounting fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $            3
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   4
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   9
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  20
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   4
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  41
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (12)
                                                                                          --------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  29
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   6
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .                 992
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $          998
                                                                                                              --------------
                                                                                                              --------------



The accompanying notes are an integral part of the financial statements.

20  Annual Report

SSgA LIFE SOLUTIONS
BALANCED FUND

                                                                                          STATEMENT OF CHANGES IN NET ASSETS
                                                                                                 For the Period July 1, 1997
                                                                             (Commencement of Operations) to August 31, 1997

                                                                                                                  Amounts
                                                                                                                in thousands
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $            6
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . . . . . . . . . . . .                 992
                                                                                                              --------------

    Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . .                 998
                                                                                                              --------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . . . . . . . . . . . .              46,005
                                                                                                              --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              47,003

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --
                                                                                                              --------------

  End of period (including undistributed net investment income of $6). . . . . . . . . . . . . . . . . .      $       47,003
                                                                                                              --------------
                                                                                                              --------------


FUND SHARE TRANSACTIONS
                                                                                              SHARES              DOLLARS
                                                                                          --------------      --------------
Proceeds from shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,654      $       50,095
Payments for shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (292)             (4,090)
                                                                                          --------------      --------------

Total net increase (decrease). . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,362      $       46,005
                                                                                          --------------      --------------
                                                                                          --------------      --------------



The accompanying notes are an integral part of the financial statements.

                                                         Annual Report  21

SSgA LIFE SOLUTIONS
BALANCED FUND


                                                                                                        FINANCIAL HIGHLIGHTS
                                           The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.


                                                                                                                     1997*
                                                                                                                  ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    13.69
                                                                                                                  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . .             .29
                                                                                                                  ----------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    13.98
                                                                                                                  ----------
                                                                                                                  ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2.12

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          47,003

  Ratios to average net assets (%)(b):
    Operating expenses, net (c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             .35
    Operating expenses, gross (c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             .49
    Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             .07

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           51.61
  Per share amount of expense reductions ($ omitted)(c). . . . . . . . . . . . . . . . . . . . . . . . . . .           .0035


 *  For the period July 1, 1997 (commencement of operations) to August 31, 1997.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1997 are annualized.
(c) See Note 4 for current period amounts.


22  Annual Report

SSgA LIFE SOLUTIONS
GROWTH FUND

                                                                                                     STATEMENT OF NET ASSETS
                                                                                                             August 31, 1997

                                                                                                       NUMBER       MARKET
                                                                                                         OF         VALUE
                                                                                                       SHARES       (000)
                                                                                                    -----------   ----------
INVESTMENTS - 100.8%
DOMESTIC EQUITIES
SSgA S&P 500 Index Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    231,132     $    4,382
SSgA Matrix Equity Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    999,308         18,397
SSgA Small Cap Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    210,439          4,653
                                                                                                                  ----------

                                                                                                                      27,432
                                                                                                                  ----------

INTERNATIONAL EQUITIES
SSgA Active International Fund (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    557,744          6,052
SSgA Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    160,773          1,982
                                                                                                                  ----------

                                                                                                                       8,034
                                                                                                                  ----------

BONDS
SSgA Bond Market Fund  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    395,649          3,945
SSgA Intermediate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    131,956          1,288
                                                                                                                  ----------

                                                                                                                       5,233
                                                                                                                  ----------

SHORT-TERM ASSETS
SSgA Yield Plus Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    325,307          3,256
                                                                                                                  ----------

                                                                                                                       3,256
                                                                                                                  ----------

TOTAL INVESTMENTS (identified cost $42,971)(a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          43,955
                                                                                                                  ----------
OTHER ASSETS AND LIABILITIES (Note 4) - (0.8%)
Other Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              16
Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (368)
                                                                                                                  ----------

TOTAL OTHER ASSETS AND LIABILITIES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (352)
                                                                                                                  ----------

NET ASSETS - 100.0%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   43,603
                                                                                                                  ----------
                                                                                                                  ----------

24  Annual Report

SSgA LIFE SOLUTIONS
GROWTH FUND

                                                                                                     STATEMENT OF NET ASSETS
                                                                                                             August 31, 1997

                                                                                                                    MARKET
                                                                                                                    VALUE
                                                                                                                    (000)
                                                                                                                  ----------
NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        7
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . . . .             984
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          42,609
                                                                                                                  ----------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $   43,603
                                                                                                                  ----------
                                                                                                                  ----------
NET ASSET VALUE, offering and redemption price per share
  ($43,603,123 divided by 2,948,808 shares of $.001 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    14.79
                                                                                                                  ----------
                                                                                                                  ----------

(a)  See Note 2 for federal income tax information.


The accompanying notes are an integral part of the financial statements.

                                                               Annual Report  25

SSgA LIFE SOLUTIONS
GROWTH FUND

                                                                                                     STATEMENT OF OPERATIONS
                                                                                                 For the Period July 1, 1997
                                                                             (Commencement of Operations) to August 31, 1997


                                                                                                                  Amounts
                                                                                                                in thousands
INVESTMENT INCOME:
  Income distributions from Underlying Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $           33

EXPENSES (Notes 2 and 4):
  Fund accounting fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $            3
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   4
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   9
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  18
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   5
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  40
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (14)
                                                                                          --------------

    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  26
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   7
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .                 984
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $          991
                                                                                                              --------------
                                                                                                              --------------



The accompanying notes are an integral part of the financial statements.

26  Annual Report

SSgA LIFE SOLUTIONS
GROWTH FUND

                                                                                          STATEMENT OF CHANGES IN NET ASSETS
                                                                                                 For the Period July 1, 1997
                                                                             (Commencement of Operations) to August 31, 1997

                                                                                                                  Amounts
                                                                                                                in thousands
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $            7
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . . . . . . . . . . . .                 984
                                                                                                              --------------

    Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . .                 991
                                                                                                              --------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions . . . . . . . . . . . . . . . . . .              42,612
                                                                                                              --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              43,603

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --
                                                                                                              --------------

  End of period (including undistributed net investment income of $7). . . . . . . . . . . . . . . . . .      $       43,603
                                                                                                              --------------
                                                                                                              --------------


FUND SHARE TRANSACTIONS
                                                                                              SHARES              DOLLARS
                                                                                          --------------      --------------
Proceeds from shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,000      $       43,384
Payments for shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (51)               (772)
                                                                                          --------------      --------------

Total net increase (decrease). . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,949      $       42,612
                                                                                          --------------      --------------
                                                                                          --------------      --------------



The accompanying notes are an integral part of the financial statements.

                                                         Annual Report  27

SSgA LIFE SOLUTIONS
GROWTH FUND


                                                                                                        FINANCIAL HIGHLIGHTS
                                           The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.


                                                                                                                     1997*
                                                                                                                  ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    14.44
                                                                                                                  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . .             .35
                                                                                                                  ----------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    14.79
                                                                                                                  ----------
                                                                                                                  ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2.42

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          43,603

  Ratios to average net assets (%)(b):
    Operating expenses, net (c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             .35
    Operating expenses, gross (c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             .54
    Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             .09

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           39.49
  Per share amount of expense reductions ($ omitted)(c). . . . . . . . . . . . . . . . . . . . . . . . . . .           .0048


 *  For the period July 1, 1997 (commencement of operations) to August 31, 1997.
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended August 31, 1997 are annualized.
(c) See Note 4 for current period amounts.


28  Annual Report

SSgA
LIFE SOLUTIONS FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                 August 31, 1997


1.   ORGANIZATION

     The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 17 investment portfolios which are in operation as of August 31, 1997. In December 1996, the Investment Company changed its name from "The Seven Seas Series Fund" to the "SSgA Funds." These financial statements report on three portfolios, the SSgA Life Solutions Income and Growth Fund, Balanced Fund and Growth Fund (the "Funds"). The Investment Company is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. The Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios (the "Underlying Funds"). The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

                                                          ASSET ALLOCATION RANGES
                                               ---------------------------------------------
                                                INCOME AND
         ASSET CLASS/UNDERLYING FUND            GROWTH FUND    BALANCED FUND    GROWTH FUND
     ---------------------------------------   -------------   -------------   -------------
       EQUITIES                                   20 - 60%        40 - 80%       60 - 100%
          US Equities
              SSgA S&P 500 Index Fund
              SSgA Matrix Equity Fund
              SSgA Small Cap Fund
              SSgA Growth and Income Fund
          International Equities*                   15%*            20%*           25%*
              SSgA Active International Fund
              SSgA Emerging Markets Fund
       BONDS                                      40 - 80%        20 - 60%        0 - 40%
              SSgA Bond Market Fund
              SSgA Intermediate Fund
       SHORT TERM ASSETS                           0 - 20%         0 - 20%        0 - 20%
              SSgA Yield Plus Fund
              SSgA Money Market Fund
              SSgA US Government Money Market

* International equities are included in the total equity exposure indicated above and will not exceed the listed percentages.


                                                               Annual Report  29

SSgA
LIFE SOLUTIONS FUNDS

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


2.   SIGNIFICANT ACCOUNTING POLICIES

     The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

     SECURITY VALUATION: Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

     SECURITIES TRANSACTIONS: Securities transactions of the Underlying Funds are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis.

     AMORTIZATION AND ACCRETION: All zero-coupon bond discounts and original issue discounts are accreted for both tax and financial reporting purposes. All short- and long-term market premiums/discounts are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: Since the Investment Company is a Massachusetts business trust, the sub-trust is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each fund's shareholders without regard to the income and capital gains (or losses) of the other funds.

     It is each Funds' intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

     The Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of August 31, 1997 are as follows:

                                                                                           NET
                                                                                        UNREALIZED
                                    FEDERAL TAX       UNREALIZED       UNREALIZED      APPRECIATION
                                       COST          APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
                                   --------------   --------------   --------------   --------------
        Income and Growth Fund     $   13,784,433   $      313,241   $     (90,674)   $      222,567
        Balanced Fund                  49,093,138        1,472,320        (480,458)          991,862
        Growth Fund                    42,971,234        1,529,855        (546,089)          983,766


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.


30  Annual Report

SSgA
LIFE SOLUTIONS FUNDS


                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles ("GAAP"). As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in foreign-denominated investments and certain securities sold at a loss. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

     EXPENSES: The Funds will pay all of their expenses other than those expressly assumed by the Adviser and the Administrator. Certain expenses not directly attributable to any one Fund but applicable to all Funds, such as Trustee fees, insurance, legal and other expenses will be allocated to each Fund based on each Fund's net assets. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

3.   SECURITIES TRANSACTIONS

     INVESTMENT TRANSACTIONS: For the two months ended August 31, 1997, purchases and sales of investment securities aggregated to the following:

                                         PURCHASES        SALES
                                        ------------   ------------
          Income and Growth Fund        $ 16,100,848   $  2,316,829
          Balanced Fund                   53,404,352      4,311,133
          Growth Fund                     45,830,632      2,859,401

4.   RELATED PARTIES

     ADVISER: The Investment Company has an investment advisory agreement with State Street Bank and Trust Company (the "Adviser") under which the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. The Funds will not be charged a fee by the Adviser. However, each Fund, as a shareholder in the Underlying Funds, will bear its proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds. Each Underlying Fund pays the Adviser a fee, calculated daily and paid monthly, that on an annual basis is equal to a certain percentage of each Underlying Fund's average daily net assets. For the two month period ended August 31, 1997, the Adviser voluntarily agreed to reimburse the Funds for all expenses (except 12b-1 distribution expenses) in excess of .30% of average daily net assets on an annual basis.

     ADMINISTRATOR: The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator") under which the Administrator supervises all non-portfolio investment aspects of the Investment Company's operations and provides adequate office space and all necessary office equipment and services, including telephone service, utilities, stationery supplies, and similar


                                                               Annual Report  31

SSgA
LIFE SOLUTIONS FUNDS


                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


     items. For these services, the Underlying Funds pay the Administrator a combined fee that on an annual basis is equal to the percentages, stated below, of their average aggregate daily net assets. The Funds will not be charged a fee by the Administrator. Instead, the Administrator will assess administration fees on the Underlying Funds. Each Fund will pay indirectly its proportionate share of the following: All Underlying Funds (except Active International and Emerging Markets) to and including $500 million - .06%; over $500 million to and including $1 billion - .05%; and over $1 billion - .03%. Active International and Emerging Markets to and including $500 million - .07%; over $500 million to and including $1 billion - .06%; over $1 billion to and including $1.5 billion - .04%; and over $1.5 billion - .03%.

     The percentage of the fee paid by the each Underlying Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Underlying Fund. Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios, including the Funds. Further, the administration fee paid by the Underlying Funds will be reduced by the sum of certain distribution related expenses (up to a maximum of 10% of the asset-based administration fee listed above).

     DISTRIBUTOR AND SHAREHOLDER SERVICING: Pursuant to the Distribution Agreement with Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly owned subsidiary of the Administrator, serves as distributor for all Investment Company portfolio shares, including the Funds.

     The Funds and Underlying Funds have also adopted a distribution plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. The purpose of the Plan is to provide for the payment of certain Investment Company distribution and shareholder servicing expenses. Under the Plan, Distributor will be reimbursed in an amount up to .25% of the Funds and Underlying Funds' average annual net assets for distribution-related and shareholder servicing expenses. Payments under the Plan will be made to Distributor to finance activity that is intended to result in the sale and retention of the Funds and Underlying Fund shares including: (1) payments made to certain broker-dealers, investments advisors and other third party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

     Payments to Distributor, as well as payments to Service Organizations from a Fund, are not permitted by the Plan to exceed .25% of a Fund's average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. A Fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Plan and all payments thereunder at anytime. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were not carryover expenses as of August 31, 1997. Service Organizations will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.


32  Annual Report

SSgA
LIFE SOLUTIONS FUNDS

                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                 August 31, 1997


     BOARD OF TRUSTEES: The Investment Company pays each Trustee not affiliated with the Investment Company a retainer of $44,000 annually, $1,000 for each board meeting attended, an additional $1,000 for attending the annual audit committee meeting, and reimbursement for out-of-pocket expenses. These expenses are allocated among all the Funds based upon their relative net assets.

     ACCRUED FEES PAYABLE TO AFFILIATES AS OF AUGUST 31, 1997 WERE AS FOLLOWS:

                                  INCOME AND     BALANCED       GROWTH
                                  GROWTH FUND      FUND          FUND
                                  -----------   -----------   -----------
          Fund accounting fees    $     3,000   $     3,000   $     3,000
          Distribution fees             1,126         4,243         3,775
          Transfer agent fees           2,548         3,822         5,096
                                  -----------   -----------   -----------
                                  $     6,674   $    11,065   $    11,871
                                  -----------   -----------   -----------
                                  -----------   -----------   -----------

     BENEFICIAL INTEREST: In the Income and Growth Fund, Balanced Fund and Growth Fund as of August 31, 1997, one shareholder (who was also an affiliate of the Investment Company) was a record owner of approximately 91%, 97% and 100%, respectively, of the total outstanding shares of the Funds.

     TRANSACTIONS WITH AFFILIATED COMPANIES: An affiliated company is a company in which a fund has ownership of at least 5% of voting securities. Transactions during the period with companies which are or were affiliates are as follows:

                                                 PURCHASE
                AFFILIATE                          COST
     ------------------------------------      ------------
     INCOME AND GROWTH FUND
          SSgA Bond Market Fund                $  4,812,500
                                               ------------
                                               ------------
     BALANCED FUND
          SSgA Active International Fund       $  5,959,517
          SSgA Bond Market Fund                  11,962,500
          SSgA Intermediate Fund                  3,985,000
                                               ------------
                                               $ 21,907,017
                                               ------------
                                               ------------
     GROWTH FUND
          SSgA Active International Fund       $  6,459,424
                                               ------------
                                               ------------

The market values of the above transactions are shown on the accompanying Statements of Net Assets. There were no sales or dividend income from the above affiliates during the two months ended August 31, 1997.


                                                               Annual Report  33

SSgA LIFE SOLUTIONS FUNDS
Two International Place, 35th Floor
Boston, Massachusetts 02110
(800) 997-7327

--------------------------------------------------------------------------------

TRUSTEES
    Lynn L. Anderson, Chairman
    William L. Marshall
    Steven J. Mastrovich
    Patrick J. Riley
    Richard D. Shirk
    Bruce D. Taber
    Henry W. Todd

OFFICERS
    Lynn L. Anderson, President
    George W. Weber, Senior Vice President and Treasurer
    J. David Griswold, Vice President and Secretary

INVESTMENT ADVISER
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts  02110

CUSTODIAN, TRANSFER AGENT AND OFFICE OF SHAREHOLDER INQUIRIES
    State Street Bank and Trust Company
    1776 Heritage Drive
    North Quincy, Massachusetts  02171
    (800) 647-7327

DISTRIBUTOR
    Russell Fund Distributors, Inc.
    Two International Place, 35th Floor
    Boston, Massachusetts  02110
    (800) 997-7327

ADMINISTRATOR
    Frank Russell Investment Management Company
    909 A Street
    Tacoma, Washington  98402

LEGAL COUNSEL
    Goodwin, Procter & Hoar LLP
    Exchange Place
    Boston, Massachusetts  02109

INDEPENDENT ACCOUNTANTS
    Coopers & Lybrand L.L.P.
    One Post Office Square
    Boston, Massachusetts  02109


34  Annual Report